                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3732
-------------------------------------------------------------------------------

                           MFS/SUN LIFE SERIES TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R)/SUN LIFE SERIES TRUST [logo]

SEMIANNUAL REPORT o JUNE 30, 2006

Bond Series
Emerging Markets Equity Series
Global Governments Series
Global Total Return Series
Government Securities Series
High Yield Series
International Value Series
Money Market Series
Strategic Income Series

TABLE OF CONTENTS

Letter from the CEO of MFS .......................................            1
Portfolio Composition ............................................            2
Expense Tables ...................................................           11
Portfolio of Investments .........................................           13
Financial Statements .............................................           43
Notes to Financial Statements ....................................           58
Investment Adviser ...............................................   Back Cover
Custodian and Dividend Disbursing Agent ..........................   Back Cover
Board Review of Investment Advisory Agreement ....................   Back Cover
Proxy Voting Policies and Information ............................   Back Cover
Quarterly Portfolio Disclosure ...................................   Back Cover

-------------------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION -- BOND SERIES

           PORTFOLIO STRUCTURE (i)

           Bonds                                            96.6%
           Cash & Other Net Assets                           3.4%

           FIXED INCOME SECTORS (i)

           High Grade Corporates                            48.9%
           ------------------------------------------------------
           High Yield Corporates                            15.7%
           ------------------------------------------------------
           Mortgage-Backed Securities                       10.9%
           ------------------------------------------------------
           Commercial Mortgage-Backed Securities            10.1%
           ------------------------------------------------------
           U.S. Government Agencies                          3.7%
           ------------------------------------------------------
           Emerging Market Bonds                             3.4%
           ------------------------------------------------------
           Asset-Backed Securities                           1.8%
           ------------------------------------------------------
           U.S. Treasury Securities                          1.3%
           ------------------------------------------------------
           Collateralized Debt Obligations                   0.5%
           ------------------------------------------------------
           Non-U.S. Government Bonds                         0.3%
           ------------------------------------------------------

           CREDIT QUALITY OF BONDS (r)

           AAA                                              23.9%
           ------------------------------------------------------
           AA                                                5.2%
           ------------------------------------------------------
           A                                                16.2%
           ------------------------------------------------------
           BBB                                              35.7%
           ------------------------------------------------------
           BB                                               15.5%
           ------------------------------------------------------
           B                                                 2.7%
           ------------------------------------------------------
           CCC                                               0.5%
           ------------------------------------------------------
           Not Rated                                         0.3%
           ------------------------------------------------------

           PORTFOLIO FACTS

           Average Duration (d)                               5.0
           ------------------------------------------------------
           Average Life (m)                              8.5 yrs.
           ------------------------------------------------------
           Average Maturity (m)                         16.2 yrs.
           ------------------------------------------------------
           Average Credit Quality of Rated Securities(a)      A-
           ------------------------------------------------------
           Average Short Term Credit Quality                  A-1
           ------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/06.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- EMERGING MARKETS EQUITY SERIES

         PORTFOLIO STRUCTURE

         Common Stocks                                        99.1%
         Cash & Other Net Assets                               0.9%

         TOP TEN HOLDINGS

         Samsung Electronics Co. Ltd.                          7.0%
         ----------------------------------------------------------
         Petroleo Brasileiro S.A., ADR                         5.7%
         ----------------------------------------------------------
         LUKOIL, ADR                                           4.2%
         ----------------------------------------------------------
         Companhia Vale do Rio Doce, ADR                       3.4%
         ----------------------------------------------------------
         Kookmin Bank                                          2.9%
         ----------------------------------------------------------
         China Mobile Ltd.                                     2.8%
         ----------------------------------------------------------
         PetroChina Co. Ltd.                                   2.1%
         ----------------------------------------------------------
         Hon Hai Precision Industry Co. Ltd.                   2.1%
         ----------------------------------------------------------
         POSCO, ADR                                            2.0%
         ----------------------------------------------------------
         Taiwan Semiconductor Manufacturing Co. Ltd., ADR      2.0%
         ----------------------------------------------------------

         EQUITY SECTORS

         Financial Services                                   19.7%
         ----------------------------------------------------------
         Energy                                               19.0%
         ----------------------------------------------------------
         Basic Materials                                      17.2%
         ----------------------------------------------------------
         Technology                                           16.3%
         ----------------------------------------------------------
         Utilities & Communications                           12.9%
         ----------------------------------------------------------
         Autos & Housing                                       5.7%
         ----------------------------------------------------------
         Consumer Staples                                      3.7%
         ----------------------------------------------------------
         Leisure                                               1.3%
         ----------------------------------------------------------
         Transportation                                        1.1%
         ----------------------------------------------------------
         Retailing                                             1.0%
         ----------------------------------------------------------
         Health Care                                           0.7%
         ----------------------------------------------------------
         Special Products & Services                           0.5%
         ----------------------------------------------------------

         COUNTRY WEIGHTINGS

         Brazil                                               18.3%
         ----------------------------------------------------------
         South Korea                                          17.2%
         ----------------------------------------------------------
         Taiwan                                                9.8%
         ----------------------------------------------------------
         Mexico                                                9.1%
         ----------------------------------------------------------
         Russia                                                8.1%
         ----------------------------------------------------------
         South Africa                                          6.2%
         ----------------------------------------------------------
         Hong Kong                                             5.4%
         ----------------------------------------------------------
         China                                                 3.8%
         ----------------------------------------------------------
         Thailand                                              2.9%
         ----------------------------------------------------------
         Other                                                19.2%
         ----------------------------------------------------------

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL GOVERNMENTS SERIES

           PORTFOLIO STRUCTURE (i)

           Bonds                                              84.9%
           Cash & Other Net Assets                            15.1%

           FIXED INCOME SECTORS (i)

           Non-U.S. Government Bonds                          60.3%
           --------------------------------------------------------
           Commercial Mortgage-Backed Securities               8.7%
           --------------------------------------------------------
           U.S. Government Agencies                            7.9%
           --------------------------------------------------------
           U.S. Treasury Securities                            4.7%
           --------------------------------------------------------
           Emerging Market Bonds                               3.0%
           --------------------------------------------------------
           Mortgage-Backed Securities                          0.3%
           --------------------------------------------------------

           CREDIT QUALITY OF BONDS (r)

           AAA                                                88.4%
           --------------------------------------------------------
           AA                                                  6.9%
           --------------------------------------------------------
           A                                                   0.8%
           --------------------------------------------------------
           BBB                                                 3.9%
           --------------------------------------------------------

           PORTFOLIO FACTS

           Average Duration (d)                                 4.3
           --------------------------------------------------------
           Average Life (m)                                7.3 yrs.
           --------------------------------------------------------
           Average Maturity (m)                            9.8 yrs.
           --------------------------------------------------------
           Average Credit Quality of Rated Securities (a)       AAA
           --------------------------------------------------------
           Average Short Term Credit Quality                    A-1
           --------------------------------------------------------

           COUNTRY WEIGHTINGS (i)

           United States                                      36.4%
           --------------------------------------------------------
           Germany                                            15.9%
           --------------------------------------------------------
           United Kingdom                                     14.7%
           --------------------------------------------------------
           Japan                                              11.5%
           --------------------------------------------------------
           France                                              3.7%
           --------------------------------------------------------
           Finland                                             3.4%
           --------------------------------------------------------
           Ireland                                             2.2%
           --------------------------------------------------------
           Belgium                                             2.1%
           --------------------------------------------------------
           Spain                                               1.9%
           --------------------------------------------------------
           Other                                               8.2%
           --------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/06.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL TOTAL RETURN SERIES

           PORTFOLIO STRUCTURE (i)

           Common Stocks                                      57.6%
           Bonds                                              34.2%
           Cash & Other Net Assets                             7.6%
           Preferred Stocks                                    0.6%

           TOP TEN HOLDINGS (i)

           United Kingdom Treasury, 5.75%, 2009                1.8%
           --------------------------------------------------------
           Federal Republic of Germany, 6.25%, 2030            1.7%
           --------------------------------------------------------
           United Kingdom Treasury, 5%, 2012                   1.7%
           --------------------------------------------------------
           Network Rail MTN Finance PLC, FRN, 2.913%, 2007     1.6%
           --------------------------------------------------------
           Bank of America Corp.                               1.3%
           --------------------------------------------------------
           Nestle S.A.                                         1.3%
           --------------------------------------------------------
           KfW Bankengruppe, FRN, 2.844%, 2007                 1.2%
           --------------------------------------------------------
           Federal Republic of Germany, 6.25%, 2024            1.2%
           --------------------------------------------------------
           Development Bank of Japan, 1.6%, 2014               1.1%
           --------------------------------------------------------
           TOTAL S.A., ADR                                     1.1%
           --------------------------------------------------------

           EQUITY SECTORS

           Financial Services                                 15.1%
           --------------------------------------------------------
           Utilities & Communications                          6.6%
           --------------------------------------------------------
           Consumer Staples                                    5.5%
           --------------------------------------------------------
           Energy                                              5.5%
           --------------------------------------------------------
           Health Care                                         4.8%
           --------------------------------------------------------
           Industrial Goods & Services                         3.9%
           --------------------------------------------------------
           Autos & Housing                                     3.9%
           --------------------------------------------------------
           Basic Materials                                     3.3%
           --------------------------------------------------------
           Technology                                          2.9%
           --------------------------------------------------------
           Retailing                                           2.4%
           --------------------------------------------------------
           Leisure                                             1.9%
           --------------------------------------------------------
           Transportation                                      1.5%
           --------------------------------------------------------
           Special Products & Services                         0.3%
           --------------------------------------------------------

           FIXED INCOME SECTORS (i)

           Non-U.S. Government Bonds                          23.9%
           --------------------------------------------------------
           Commercial Mortgage-Backed Securities               2.7%
           --------------------------------------------------------
           U.S. Government Agencies                            2.5%
           --------------------------------------------------------
           U.S. Treasury Securities                            2.2%
           --------------------------------------------------------
           Emerging Market Bonds                               1.4%
           --------------------------------------------------------
           Mortgage-Backed Securities                          1.0%
           --------------------------------------------------------
           High Grade Corporates                               0.5%
           --------------------------------------------------------

           COUNTRY WEIGHTINGS (i)

           United States                                      39.1%
           --------------------------------------------------------
           United Kingdom                                     16.8%
           --------------------------------------------------------
           Japan                                              10.8%
           --------------------------------------------------------
           Germany                                             8.3%
           --------------------------------------------------------
           France                                              7.1%
           --------------------------------------------------------
           Switzerland                                         3.3%
           --------------------------------------------------------
           Netherlands                                         2.0%
           --------------------------------------------------------
           Ireland                                             1.6%
           --------------------------------------------------------
           Finland                                             1.3%
           --------------------------------------------------------
           Other                                               9.7%
           --------------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GOVERNMENT SECURITIES SERIES

           PORTFOLIO STRUCTURE (i)

           Bonds                                              93.4%
           Cash & Other Net Assets                             6.6%

           FIXED INCOME SECTORS (i)

           Mortgage-Backed Securities                         48.6%
           --------------------------------------------------------
           U.S. Government Agencies                           28.8%
           --------------------------------------------------------
           U.S. Treasury Securities                           16.0%
           --------------------------------------------------------

           CREDIT QUALITY OF BONDS (r)

           AAA                                                99.3%
           --------------------------------------------------------
           Not Rated                                           0.7%
           --------------------------------------------------------

           PORTFOLIO FACTS

           Average Duration (d)                                 4.5
           --------------------------------------------------------
           Average Life (m)                                7.5 yrs.
           --------------------------------------------------------
           Average Maturity (m)                           15.0 yrs.
           --------------------------------------------------------
           Average Credit Quality of Rated Securities (a)       AAA
           --------------------------------------------------------
           Average Short Term Credit Quality                    A-1
           --------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/06.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- HIGH YIELD SERIES

           PORTFOLIO STRUCTURE (i)

           Bonds                                              95.0%
           Cash & Other Net Assets                             2.2%
           Common Stocks                                       1.6%
           Convertible Preferred Stocks                        1.1%
           Preferred Stocks                                    0.1%

           TOP FIVE INDUSTRIES (i)

           Automotive                                          9.8%
           --------------------------------------------------------
           Media Non-Cable                                     7.7%
           --------------------------------------------------------
           Gaming & Lodging                                    7.4%
           --------------------------------------------------------
           Medical & Health Technology & Services              5.9%
           --------------------------------------------------------
           Chemicals                                           5.7%
           --------------------------------------------------------

           CREDIT QUALITY OF BONDS (r)

           BBB                                                 1.8%
           --------------------------------------------------------
           BB                                                 33.7%
           --------------------------------------------------------
           B                                                  44.5%
           --------------------------------------------------------
           CCC                                                19.0%
           --------------------------------------------------------
           CC                                                  0.2%
           --------------------------------------------------------
           Not Rated                                           0.8%
           --------------------------------------------------------

           PORTFOLIO FACTS

           Average Duration (d)                                 4.7
           --------------------------------------------------------
           Average Life (m)                                7.8 yrs.
           --------------------------------------------------------
           Average Maturity (m)                            8.5 yrs.
           --------------------------------------------------------
           Average Credit Quality of Rated Securities (a)         B
           --------------------------------------------------------
           Average Short Term Credit Quality                    A-1
           --------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/06.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- INTERNATIONAL VALUE SERIES

           PORTFOLIO STRUCTURE

           Common Stocks                                      95.5%
           Cash & Other Net Assets                             2.9%
           Preferred Stocks                                    1.6%

           TOP TEN HOLDINGS

           Nestle S.A.                                         3.1%
           --------------------------------------------------------
           TOTAL S.A., ADR                                     2.6%
           --------------------------------------------------------
           Syngenta AG                                         2.2%
           --------------------------------------------------------
           Vodafone Group PLC                                  2.1%
           --------------------------------------------------------
           Royal Dutch Shell PLC                               2.1%
           --------------------------------------------------------
           Tokyo Gas Co. Ltd.                                  1.9%
           --------------------------------------------------------
           Credit Agricole S.A.                                1.8%
           --------------------------------------------------------
           GlaxoSmithKline PLC                                 1.8%
           --------------------------------------------------------
           TNT N.V.                                            1.8%
           --------------------------------------------------------
           Novartis AG                                         1.7%
           --------------------------------------------------------

           EQUITY SECTORS

           Financial Services                                 21.6%
           --------------------------------------------------------
           Utilities & Communications                         11.9%
           --------------------------------------------------------
           Consumer Staples                                   10.9%
           --------------------------------------------------------
           Autos & Housing                                     8.7%
           --------------------------------------------------------
           Energy                                              8.1%
           --------------------------------------------------------
           Health Care                                         7.5%
           --------------------------------------------------------
           Retailing                                           7.0%
           --------------------------------------------------------
           Basic Materials                                     5.1%
           --------------------------------------------------------
           Technology                                          5.5%
           --------------------------------------------------------
           Leisure                                             5.5%
           --------------------------------------------------------
           Transportation                                      2.4%
           --------------------------------------------------------
           Industrial Goods & Services                         1.3%
           --------------------------------------------------------

           COUNTRY WEIGHTINGS

           United Kingdom                                     20.6%
           --------------------------------------------------------
           Japan                                              19.5%
           --------------------------------------------------------
           France                                             15.3%
           --------------------------------------------------------
           Switzerland                                         8.9%
           --------------------------------------------------------
           Germany                                             6.5%
           --------------------------------------------------------
           Netherlands                                         5.3%
           --------------------------------------------------------
           Sweden                                              4.2%
           --------------------------------------------------------
           South Korea                                         3.8%
           --------------------------------------------------------
           Norway                                              2.9%
           --------------------------------------------------------
           Other                                              13.0%
           --------------------------------------------------------

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MONEY MARKET SERIES

           PORTFOLIO STRUCTURE (i)

           Commercial Paper                                   91.2%
           Certificates of Deposit                             8.9%
           Other Assets, Less Liabilities                     -0.1%

           SHORT-TERM CREDIT QUALITY (q)

           Average  Credit Quality of Short-term Bonds          A-1
           --------------------------------------------------------
           All holdings are A-1

           MONEY MARKET MATURITY (i)

           0-29 days                                          50.1%
           --------------------------------------------------------
           30-59 days                                         36.8%
           --------------------------------------------------------
           60-89 days                                          3.6%
           --------------------------------------------------------
           90-366 days                                         9.6%
           --------------------------------------------------------
           Other Assets, Less Liabilities                     -0.1%
           ---------------------------------------------------------------------

(i) For purposes of this graphical presentation, accrued interest, where applicable, is included.

(q) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "A-1"-rating category. Percentages are based on the total market value of investments as of 6/30/06.

From time to time "Other Assets Less Liabilities," may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.
componen

PORTFOLIO COMPOSITION -- STRATEGIC INCOME SERIES

           PORTFOLIO STRUCTURE (i)

           Bonds                                              95.7%
           Cash & Other Net Assets                             3.9%
           Convertible Preferred Stocks                        0.3%
           Convertible Bonds                                   0.1%

           FIXED INCOME SECTORS (i)

           High Yield Corporates                              35.0%
           --------------------------------------------------------
           Non-U.S. Government Bonds                          15.9%
           --------------------------------------------------------
           High Grade Corporates                              15.1%
           --------------------------------------------------------
           Emerging Market Bonds                              11.9%
           --------------------------------------------------------
           Commercial Mortgage-Backed Securities               7.2%
           --------------------------------------------------------
           Mortgage-Backed Securities                          5.7%
           --------------------------------------------------------
           U.S. Government Agencies                            4.1%
           --------------------------------------------------------
           Collateralized Debt Obligations                     0.4%
           --------------------------------------------------------
           Asset-Backed Securities                             0.4%
           --------------------------------------------------------

           CREDIT QUALITY OF BONDS (r)

           AAA                                                28.6%
           --------------------------------------------------------
           AA                                                  1.4%
           --------------------------------------------------------
           A                                                   8.2%
           --------------------------------------------------------
           BBB                                                19.2%
           --------------------------------------------------------
           BB                                                 20.3%
           --------------------------------------------------------
           B                                                  16.6%
           --------------------------------------------------------
           CCC                                                 5.7%
           --------------------------------------------------------

           PORTFOLIO FACTS

           Average Duration (d)                                 4.1
           --------------------------------------------------------
           Average Life (m)                                7.1 yrs.
           --------------------------------------------------------
           Average Maturity (m)                           10.9 yrs.
           --------------------------------------------------------
           Average Credit Quality of Rated Securities (a)       BBB
           --------------------------------------------------------
           Average Short Term Credit Quality                    A-1
           --------------------------------------------------------

           COUNTRY WEIGHTINGS (i)

           United States                                      65.7%
           --------------------------------------------------------
           Germany                                             3.6%
           --------------------------------------------------------
           Russia                                              3.0%
           --------------------------------------------------------
           United Kingdom                                      2.9%
           --------------------------------------------------------
           Ireland                                             2.7%
           --------------------------------------------------------
           Netherlands                                         2.4%
           --------------------------------------------------------
           France                                              2.3%
           --------------------------------------------------------
           Mexico                                              2.1%
           --------------------------------------------------------
           Spain                                               2.0%
           --------------------------------------------------------
           Other                                              13.3%
           --------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/06.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLES

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.


                                       Beginning     Ending
                           Annualized   Account      Account   Expenses Paid
                            Expense      Value        Value   During Period(p)
BOND SERIES                  Ratio      1/01/06      6/30/06  1/01/06 - 6/30/06
--------------------------------------------------------------------------------
Initial Class
  Actual                     0.71%     $1,000.00      $991.80      $3.51
  Hypothetical (h)           0.71%     $1,000.00    $1,021.27      $3.56
Service Class
  Actual                     0.96%     $1,000.00      $991.10      $4.74
  Hypothetical (h)           0.96%     $1,000.00    $1,020.03      $4.81

EMERGING MARKETS
EQUITY SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                     1.37%     $1,000.00    $1,070.20      $7.03
  Hypothetical (h)           1.37%     $1,000.00    $1,018.00      $6.85
Service Class
  Actual                     1.62%     $1,000.00    $1,068.90      $8.31
  Hypothetical (h)           1.62%     $1,000.00    $1,016.76      $8.10

GLOBAL
GOVERNMENTS SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                     1.00%     $1,000.00    $1,025.10      $5.02
  Hypothetical (h)           1.00%     $1,000.00    $1,019.84      $5.01
Service Class
  Actual                     1.25%     $1,000.00    $1,024.30      $6.27
  Hypothetical (h)           1.25%     $1,000.00    $1,018.60      $6.26

GLOBAL TOTAL
RETURN SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                     0.92%     $1,000.00    $1,072.40      $4.73
  Hypothetical (h)           0.92%     $1,000.00    $1,020.23      $4.61
Service Class
  Actual                     1.17%     $1,000.00    $1,071.60      $6.01
  Hypothetical (h)           1.17%     $1,000.00    $1,018.99      $5.86

GOVERNMENT
SECURITIES SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                     0.63%     $1,000.00      $992.60      $3.11
  Hypothetical (h)           0.63%     $1,000.00    $1,021.67      $3.16
Service Class
  Actual                     0.88%     $1,000.00      $992.00      $4.35
  Hypothetical (h)           0.88%     $1,000.00    $1,020.43      $4.41

HIGH YIELD SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                     0.85%     $1,000.00    $1,022.70      $4.26
  Hypothetical (h)           0.85%     $1,000.00    $1,020.58      $4.26
Service Class
  Actual                     1.10%     $1,000.00    $1,020.50      $5.51
  Hypothetical (h)           1.10%     $1,000.00    $1,019.34      $5.51

INTERNATIONAL
VALUE SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                     1.08%     $1,000.00    $1,128.30      $5.70
  Hypothetical (h)           1.08%     $1,000.00    $1,019.44      $5.41
Service Class
  Actual                     1.33%     $1,000.00    $1,127.70      $7.02
  Hypothetical (h)           1.33%     $1,000.00    $1,018.20      $6.66

MONEY MARKET SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                     0.57%     $1,000.00    $1,021.00      $2.86
  Hypothetical (h)           0.57%     $1,000.00    $1,021.97      $2.86
Service Class
  Actual                     0.82%     $1,000.00    $1,019.80      $4.11
  Hypothetical (h)           0.82%     $1,000.00    $1,020.73      $4.11

STRATEGIC INCOME
SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                     0.97%     $1,000.00    $1,006.80      $4.83
  Hypothetical (h)           0.97%     $1,000.00    $1,019.98      $4.86
Service Class
  Actual                     1.22%     $1,000.00    $1,005.90      $6.07
  Hypothetical (h)           1.22%     $1,000.00    $1,018.74      $6.11

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

BOND SERIES

BONDS - 98.1%

Issuer                                              Shares/Par        Value ($)
ADVERTISING & BROADCASTING - 0.9%

CBS Corp., 6.625%, 2011 .......................    $   350,000     $    359,215
News America Holdings, 8.5%, 2025 .............        770,000          870,200
News America, Inc., 6.4%, 2035 ................        688,000          636,335
                                                                   ------------
                                                                   $  1,865,750
                                                                   ------------
AIRLINES - 0.2%
Continental Airlines, Inc., 6.648%, 2017 ......    $   395,475     $    393,241
                                                                   ------------

ASSET BACKED & SECURITIZED - 12.5%
Amresco Commercial Mortgage
  Funding I, 7%, 2029 .........................    $   900,000     $    903,971
ARCap REIT, Inc., "G", 6.1%, 2045 (a) .........        350,000          308,761
Asset Securitization Corp., FRN, 8.0091%, 2029         775,000          797,866
Banc of America Commercial Mortgage, Inc.,
  FRN, 5.7757%, 2045 ..........................        680,000          683,403
Bayview Financial Revolving Mortgage Loan
  Trust, FRN, 6.1406%, 2040 (a) ...............        470,000          470,436
Brazilian Merchant Voucher Receivables
  Ltd., 5.911%, 2011 (a) ......................        702,571          690,276
Capital One Auto Finance Trust,
  2.47%, 2010 .................................        309,210          303,033
Commercial Mortgage Acceptance Corp.,
  7.03%, 2031 .................................        719,843          739,697
Commercial Mortgage Acceptance Corp., FRN,
  1.0041%, 2030 (i) ...........................      8,149,247          233,477
Countrywide Asset-Backed Certificates,
  FRN, 4.575%, 2035 ...........................        119,000          117,505
CPS Auto Receivables Trust,
  3.52%, 2009 (a) .............................        127,425          126,367
CRIIMI MAE Commercial Mortgage Trust,
  7%, 2033 (a) ................................        587,375          588,931
Deutsche Mortgage & Asset Receiving Corp.,
  6.538%, 2031 ................................        444,889          448,704
DLJ Commercial Mortgage Corp., 6.04%, 2031 ....        625,000          625,091
DLJ Commercial Mortgage Corp., FRN,
  7.6212%, 2032 ...............................        700,000          737,985
Drive Auto Receivables Trust,
  2.5%, 2009 (a) ..............................        504,910          494,137
Falcon Franchise Loan LLC,
  6.5%, 2014 (a) ..............................        440,000          370,958
Falcon Franchise Loan LLC, FRN, 3.9126%,
  2025 (a)(i) .................................      2,745,741          442,174
First Union-Lehman Brothers Commercial
  Mortgage Trust, 7%, 2029 (a) ................        607,000          634,894
GE Commercial Mortgage Corp., FRN,
  5.3395%, 2044 ...............................        440,000          422,840
GMAC Commercial Mortgage Securities, Inc.,
  6.02%, 2033 .................................        800,000          797,387
GMAC Commercial Mortgage Securities, Inc.,
  FRN, 7.6613%, 2034 (a) ......................        825,000          881,598
Greenwich Capital Commercial Funding
  Corp., 4.305%, 2042 .........................        589,156          563,282
Greenwich Capital Commercial Funding
  Corp., FRN, 6.1107%, 2016 ...................        350,000          351,914
Holmes Financing PLC, FRN,
  5.7883%, 2040 ...............................        181,000          181,253
IKON Receivables Funding LLC,
  3.27%, 2011 .................................        585,870          579,922
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3446%, 2042 (a) ....        765,072          718,323
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3644%, 2043 ........      1,168,381        1,120,738
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.855%, 2043 .........        681,261          676,499
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.038%, 2046 .........        880,000          829,719
Lehman Brothers Commercial Conduit Mortgage
  Trust, FRN, 0.9553%, 2030 (i) ...............      6,731,484          151,384
Morgan Stanley Capital I, Inc.,
  6.86%, 2010 .................................      1,155,000        1,159,227
Morgan Stanley Capital I, Inc.,
  7.3%, 2030 (a) ..............................        852,000          866,771
Morgan Stanley Capital I, Inc.,
  5.72%, 2032 .................................        383,413          383,308
Morgan Stanley Capital I, Inc., FRN,
  0.5578%, 2030 (a)(i) ........................     23,393,266          360,317
Mortgage Capital Funding, Inc., FRN,
  0.7374%, 2031 (i) ...........................      7,875,954           89,504
Nomura Asset Acceptance Corp., FRN,
  4.423%, 2034 ................................        676,059          666,665
Prudential Securities Secured Financing
  Corp., FRN, 7.3774%, 2013 (a) ...............        567,000          585,898
Spirit Master Funding LLC,
  5.05%, 2023 (a) .............................        480,361          446,521
TIAA Real Estate CDO Ltd.,
  7.17%, 2032 (a) .............................        293,125          295,400
TPREF Funding III Ltd., CDO,
  5.34% to 2008, FRN to 2033 (a) ..............      1,075,000        1,054,844
Wachovia Bank Commercial Mortgage Trust,
  FRN, 4.847%, 2041 ...........................        551,473          513,279
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.196%, 2044 ...........................        391,000          372,283
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.3162%, 2044 ..........................        600,000          574,738
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.962%, 2045 (a) .......................        680,000          683,665
                                                                   ------------
                                                                   $ 25,044,945
                                                                   ------------
AUTOMOTIVE - 2.4%
American Axle & Manufacturing, Inc.,
  5.25%, 2014 .................................    $   550,000     $    456,500
Ford Motor Credit Co., 5.8%, 2009 .............        926,000          845,964
General Motors Acceptance Corp., 5.85%, 2009 ..        696,000          667,188
General Motors Acceptance Corp., 7.25%, 2011 ..        739,000          716,466
General Motors Corp., 8.375%, 2033 ............        826,000          664,930
Johnson Controls, Inc., 5.5%, 2016 ............      1,050,000          996,255
TRW Automotive, Inc., 9.375%, 2013 ............        498,000          529,125
                                                                   ------------
                                                                   $  4,876,428
                                                                   ------------
BANKS & CREDIT COMPANIES - 14.0%
Abbey National Capital Trust I,
  8.963% to 2030, FRN to 2049 .................    $   700,000     $    849,286
Banco Mercantil del Norte S.A.,
  5.875% to 2009, FRN to 2014 (a) .............      1,000,000          986,250
Bank of America Corp., 7.4%, 2011 .............      1,230,000        1,308,741
Barclays Bank PLC, 8.55% to 2011, FRN to
  2049 (a) ....................................      1,682,000        1,854,745
BNP Paribas, 5.186% to 2015,
  FRN to 2049 (a) .............................      1,147,000        1,039,920
Chuo Mitsui Trust & Banking Co., 5.506% to
  2015, FRN to 2049 (a) .......................      1,114,000        1,015,898
Citigroup, Inc., 5%, 2014 .....................        938,000          877,937
Credit Suisse First Boston (USA), Inc.,
  4.875%, 2010 ................................      1,389,000        1,346,288
HBOS Capital Funding LP,
  6.071% to 2014, FRN to 2049 (a) .............      1,205,000        1,173,978
Kazkommerts International B.V.,
  8.5%, 2013 ..................................        698,000          715,450
Mizuho Capital Investment 1 Ltd., 6.686%
  to 2016, FRN to 2049 (a) ....................      1,550,000        1,470,829
Mizuho Financial Group, Inc.,
  5.79%, 2014 (a) .............................        929,000          909,501
MUFG Capital Finance 1 Ltd.,
  6.346% to 2016, FRN to 2049 .................      1,686,000        1,626,299
Natexis AMBS Co. LLC, 8.44% to 2008, FRN
  to 2049 (a) .................................      1,637,000        1,714,009
Nordea Bank AB, 5.424% to 2015,
  FRN to 2049 (a) .............................        700,000          642,335
Popular North America, Inc.,
  4.25%, 2008 .................................        612,000          595,235
RBS Capital Trust II, 6.425% to 2034, FRN
  to 2049 .....................................      1,042,000          973,013
Resona Bank Ltd., 5.85% to 2016,
  FRN to 2049 (a) .............................      1,051,000          977,823
Royal Bank of Scotland Group PLC, 9.118%, 2049         348,000          382,174
Russian Standard Finance S.A.,
  8.625%, 2011 (a) ............................        605,000          577,775
Socgen Real Estate LLC,
  7.64% to 2007, FRN to 2049 (a) ..............      2,047,000        2,090,386
UBS Preferred Funding Trust V,
  6.243% to 2016, FRN to 2049 .................      1,030,000        1,014,728
UFJ Finance Aruba AEC, 6.75%, 2013 ............      1,028,000        1,070,951
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049 (a) ...............        851,000          946,588
Wachovia Corp., 4.875%, 2014 ..................        652,000          610,128
Wachovia Corp., 6.605%, 2025 ..................      1,270,000        1,294,168
                                                                   ------------
                                                                   $ 28,064,435
                                                                   ------------
BROADCAST & CABLE TV - 2.5%
Cox Communications, Inc., 4.625%, 2013 ........    $   994,000     $    892,185
CSC Holdings, Inc., 7.875%, 2007 ..............        975,000          987,187
Rogers Cable, Inc., 5.5%, 2014 ................        364,000          323,050
TCI Communications Financing III, 9.65%, 2027 .      2,081,000        2,218,877
TCI Communications, Inc., 9.8%, 2012 ..........        439,000          506,430
                                                                   ------------
                                                                   $  4,927,729
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 2.4%
AMVESCAP PLC, 4.5%, 2009 ......................    $   684,000     $    653,914
Lehman Brothers Holdings, Inc.,
  8.25%, 2007 .................................      1,265,000        1,294,913
Lehman Brothers Holdings, Inc.,
  5.5%, 2016 ..................................        551,000          526,507
Merrill Lynch & Co., Inc., 6.05%, 2016 ........      1,102,000        1,094,741
Morgan Stanley Dean Witter, Inc.,
  6.6%, 2012 ..................................      1,240,000        1,287,196
                                                                   ------------
                                                                   $  4,857,271
                                                                   ------------
BUILDING - 1.0%
American Standard Cos., Inc., 7.375%, 2008 ....    $ 1,150,000     $  1,171,368
CRH America, Inc., 6.95%, 2012 ................        712,000          738,474
                                                                   ------------
                                                                   $  1,909,842
                                                                   ------------
BUSINESS SERVICES - 1.0%
Cisco Systems, Inc., 5.5%, 2016 ...............    $   474,000     $    455,148
Xerox Corp., 7.625%, 2013 .....................        320,000          322,400
Xerox Corp., 6.4%, 2016 .......................      1,285,000        1,212,719
                                                                   ------------
                                                                   $  1,990,267
                                                                   ------------
CHEMICALS - 0.6%
BCP Crystal Holdings Corp., 9.625%, 2014 ......    $   468,000     $    507,780
Nalco Co., 7.75%, 2011 ........................        455,000          453,862
Nalco Co., 8.875%, 2013 .......................        295,000          297,212
                                                                   ------------
                                                                   $  1,258,854
                                                                   ------------
CONGLOMERATES - 0.4%
Kennametal, Inc., 7.2%, 2012 ..................    $   816,000     $    851,052
                                                                   ------------

CONSTRUCTION - 0.3%
Baezer Homes USA, Inc., 6.875%, 2015 ..........    $   690,000     $    627,900
                                                                   ------------

DEFENSE ELECTRONICS - 1.9%
L-3 Communications Corp., 6.375%, 2015 ........    $ 1,115,000     $  1,064,825
Litton Industries, Inc., 8%, 2009 .............      1,300,000        1,385,474
Raytheon Co., 8.3%, 2010 ......................      1,228,000        1,325,813
                                                                   ------------
                                                                   $  3,776,112
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.4%
Export-Import Bank of Korea, 5.25%, 2014 (a) ..    $   596,000     $    566,959
Pemex Finance Ltd., 9.69%, 2009 ...............        277,550          292,849
                                                                   ------------
                                                                   $    859,808
                                                                   ------------
EMERGING MARKET SOVEREIGN - 0.3%
Republic of Panama, 9.375%, 2029 ..............    $   331,000     $    390,580
Republic of Panama, 6.7%, 2036 ................         66,000           60,390
United Mexican States, 8.3%, 2031 .............        118,000          136,290
                                                                   ------------
                                                                   $    587,260
                                                                   ------------
ENERGY - INDEPENDENT - 1.5%
Chesapeake Energy Corp., 6.375%, 2015 .........    $ 1,635,000     $  1,516,462
Ocean Energy, Inc., 7.25%, 2011 ...............      1,400,000        1,475,698
                                                                   ------------
                                                                   $  2,992,160
                                                                   ------------
ENTERTAINMENT - 1.0%
Time Warner, Inc., 9.125%, 2013 ...............    $ 1,216,000     $  1,390,536
Walt Disney Co., 6.375%, 2012 .................        660,000          677,262
                                                                   ------------
                                                                   $  2,067,798
                                                                   ------------
FINANCIAL INSTITUTIONS - 1.7%
American General Finance Corp., 4.875%, 2012 ..    $   390,000     $    368,967
Countrywide Financial Corp., 6.25%, 2016 ......      1,102,000        1,080,109
General Electric Capital Corp., 8.7%, 2007 ....          4,000            4,075
HSBC Finance Corp., 6.75%, 2011 ...............        550,000          570,539
HSBC Finance Corp., 5.5%, 2016 ................      1,402,000        1,335,220
                                                                   ------------
                                                                   $  3,358,910
                                                                   ------------
FOOD & NON ALCOHOLIC BEVERAGES - 0.5%
Dean Foods Co., 7%, 2016 ......................    $   964,000     $    932,670
                                                                   ------------
FOREST & PAPER PRODUCTS - 0.9%
MeadWestvaco Corp., 6.8%, 2032 ................    $   524,000     $    490,931
Stone Container Corp., 7.375%, 2014 ...........        645,000          570,825
Stora Enso Oyj, 7.25%, 2036 (a) ...............        823,000          803,370
                                                                   ------------
                                                                   $  1,865,126
                                                                   ------------
GAMING & LODGING - 2.8%
Harrah's Operating Co., Inc.,
  7.125%, 2007 ................................    $   935,000     $    943,375
Harrah's Operating Co., Inc.,
  5.375%, 2013 ................................        413,000          381,795
Harrah's Operating Co., Inc.,
  5.625%, 2015 ................................        720,000          665,945
Host Marriott LP, 6.75%, 2016 (a) .............      1,110,000        1,058,662
Marriott International, Inc., 6.2%, 2016 ......        740,000          727,067
Royal Caribbean Cruises Ltd., 8%, 2010 ........        705,000          737,075
Starwood Hotels & Resorts Worldwide, Inc.,
  7.875%, 2012 ................................      1,110,000        1,158,562
                                                                   ------------
                                                                   $  5,672,481
                                                                   ------------
INSURANCE - 1.6%
American International Group, Inc., 4.25%,
  2013 ........................................    $   970,000     $    881,750
ING Groep N.V., 5.775% to 2015,
  FRN to 2049 .................................        902,000          855,919
Prudential Insurance Co.,
  7.65%, 2007 (a) .............................      1,100,000        1,121,212
UnumProvident Corp., 7.625%, 2011 .............        317,000          330,310
UnumProvident Corp., 6.85%, 2015 (a) ..........        128,000          125,832
                                                                   ------------
                                                                   $  3,315,023
                                                                   ------------
INSURANCE - PROPERTY & CASUALTY - 0.8%
Fund American Cos., Inc., 5.875%, 2013 ........    $   993,000     $    952,780
St. Paul Travelers Cos., Inc., 6.25%, 2016 ....        667,000          662,531
                                                                   ------------
                                                                   $  1,615,311
                                                                   ------------
MACHINERY & TOOLS - 0.5%
Case New Holland, Inc., 7.125%, 2014 (a) ......    $ 1,095,000     $  1,045,725
                                                                   ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.2%
AmerisourceBergen Corp., 5.875%, 2015 (a) .....    $ 1,100,000     $  1,036,750
Cardinal Health, Inc., 5.85%, 2017 ............      1,102,000        1,050,731
Fisher Scientific International, Inc.,
  6.125%, 2015 ................................      1,115,000        1,074,581
HCA, Inc., 8.75%, 2010 ........................        838,000          883,474
HCA, Inc., 7.875%, 2011 .......................        415,000          423,936
                                                                   ------------
                                                                   $  4,469,472
                                                                   ------------
METALS & MINING - 0.9%
Corporacion Nacional del Cobre de Chile,
  6.375%, 2012 (a) ............................    $   342,000     $    349,253
Peabody Energy Corp., 5.875%, 2016 ............      1,525,000        1,395,375
                                                                   ------------
                                                                   $  1,744,628
                                                                   ------------
MORTGAGE BACKED - 10.9%
Fannie Mae, 6%, 2017 - 2035 ...................    $ 2,641,304     $  2,614,891
Fannie Mae, 5.5%, 2017 - 2035 .................      8,399,283        8,169,224
Fannie Mae, 4.5%, 2018 ........................      1,940,400        1,838,317
Fannie Mae, 7.5%, 2030 - 2031 .................        299,188          309,614
Fannie Mae, 6.5%, 2032 ........................      1,556,284        1,570,020
Freddie Mac, 6%, 2021 - 2034 ..................        843,734          838,686
Freddie Mac, 5%, 2025 - 2035 ..................      4,875,733        4,590,703
Freddie Mac, 5.5%, 2035 .......................      2,130,976        2,048,115
                                                                   ------------
                                                                   $ 21,979,570
                                                                   ------------
NATURAL GAS - PIPELINE - 2.0%
CenterPoint Energy Resources Corp.,
  7.875%, 2013 ................................    $ 1,383,000     $  1,503,320
Kinder Morgan Energy Partners LP, 5.125%, 2014         410,000          374,296
Kinder Morgan Energy Partners LP, 7.4%, 2031 ..        581,000          601,076
Kinder Morgan, Inc., 6.8%, 2008 ...............        600,000          601,474
Magellan Midstream Partners LP, 5.65%, 2016 ...        337,000          318,871
Williams Cos., Inc., 7.125%, 2011 .............        689,000          689,000
                                                                   ------------
                                                                   $  4,088,037
                                                                   ------------

NETWORK & TELECOM - 4.1%
AT&T, Inc., 5.1%, 2014 ........................    $ 1,361,000     $  1,262,619
Citizens Communications Co., 9.25%, 2011 ......        670,000          720,250
Deutsche Telekom International Finance
  B.V., 8%, 2010 ..............................      1,888,000        2,026,900
Telecom Italia Capital, 6%, 2034 ..............        979,000          845,286
Telecomunicaciones de Puerto Rico, Inc.,
  6.8%, 2009 ..................................        375,000          380,469
Telefonica Emisiones S.A.U.,
  7.045%, 2036 ................................        550,000          549,700
Telefonica Europe B.V., 7.75%, 2010 ...........        981,000        1,040,690
TELUS Corp., 8%, 2011 .........................        805,000          871,734
Verizon New York, Inc., 6.875%, 2012 ..........        635,000          643,441
                                                                   ------------

                                                                   $  8,341,089
                                                                   ------------

OIL SERVICES - 0.3%
Halliburton Co., 5.5%, 2010 ...................    $   565,000     $    559,658
                                                                   ------------

OILS - 0.9%
Premcor Refining Group, Inc., 7.5%, 2015 ......    $ 1,690,000     $  1,745,403
                                                                   ------------

PHARMACEUTICALS - 0.4%
Wyeth, 5.5%, 2013 .............................    $   864,000     $    841,126
                                                                   ------------

PRINTING & PUBLISHING - 0.4%
Dex Media West LLC, 9.875%, 2013 ..............    $   659,000     $    714,188
                                                                   ------------

RAILROAD & SHIPPING - 0.9%
CSX Corp., 6.3%, 2012 .........................    $   826,000     $    843,170
TFM S.A. de C.V., 9.375%, 2012 ................        968,000        1,030,920
                                                                   ------------
                                                                   $  1,874,090
                                                                   ------------

REAL ESTATE - 3.5%
EOP Operating LP, REIT, 6.8%, 2009 ............    $ 1,137,000     $  1,161,051
EOP Operating LP, REIT, 4.75%, 2014 ...........      1,119,000        1,014,939
HRPT Properties Trust, REIT, 6.25%, 2016 ......      1,027,000        1,006,698
ProLogis, REIT, 5.75%, 2016 ...................      1,113,000        1,072,910
Simon Property Group LP, REIT, 6.35%, 2012 ....        629,000          638,202
Simon Property Group LP, REIT, 5.75%, 2015 ....      1,200,000        1,161,221
Vornado Realty Trust, REIT, 5.625%, 2007 ......        975,000          970,869
                                                                   ------------
                                                                   $  7,025,890
                                                                   ------------

RESTAURANTS - 0.3%
YUM! Brands, Inc., 8.875%, 2011 ...............    $   466,000     $    519,004
                                                                   ------------

RETAILERS - 1.1%
Couche-Tard, Inc., 7.5%, 2013 .................    $   700,000     $    696,500
Dollar General Corp., 8.625%, 2010 ............        725,000          763,062
Limited Brands, Inc., 6.95%, 2033 .............        687,000          654,981
                                                                   ------------
                                                                   $  2,114,543
                                                                   ------------

SUPERMARKETS - 0.4%
Kroger Co., 7.8%, 2007 ........................    $   845,000     $    860,045
                                                                   ------------

SUPRANATIONAL - 0.3%
Corporacion Andina de Fomento, 6.875%, 2012 ...    $   481,000     $    503,127
                                                                   ------------

TELECOMMUNICATIONS - WIRELESS - 1.3%
Mobile TeleSystems OJSC, 9.75%, 2008 (a) ......    $   559,000     $    576,469
Nextel Communications, Inc., 5.95%, 2014 ......      1,570,000        1,508,211
Rogers Wireless, Inc., 7.25%, 2012 ............        535,000          539,012
                                                                   ------------
                                                                   $  2,623,692
                                                                   ------------
TOBACCO - 1.4%
Altria Group, Inc., 7%, 2013 ..................    $   826,000     $    871,430
Reynolds American, Inc., 7.25%, 2012 (a) ......      1,271,000        1,245,580
Reynolds American, Inc., 7.625%, 2016 (a) .....        775,000          757,562
                                                                   ------------
                                                                   $  2,874,572
                                                                   ------------
TRANSPORTATION - SERVICES - 0.6%
FedEx Corp., 9.65%, 2012 ......................    $ 1,052,000     $  1,238,583
                                                                   ------------

U.S. GOVERNMENT AGENCIES - 3.6%
Small Business Administration, 4.93%, 2024 ....    $ 1,653,863     $  1,575,152
Small Business Administration, 4.34%, 2024 ....      1,162,751        1,062,215
Small Business Administration, 4.99%, 2024 ....        738,183          703,108
Small Business Administration, 4.86%, 2025 ....        663,564          625,890
Small Business Administration, 4.625%, 2025 ...      1,134,303        1,051,691
Small Business Administration, 5.11%, 2025 ....      2,334,167        2,233,509
                                                                   ------------

                                                                   $  7,251,565
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 2.8%
U.S. Treasury Bonds, 6.25%, 2023 ..............    $   963,000     $  1,062,084
U.S. Treasury Bonds, 5.375%, 2031(f) ..........      3,006,000        3,057,902
U.S. Treasury Notes, 9.875%, 2015 .............        307,000          413,191
U.S. Treasury Notes, TIPS, 2%, 2014 ...........      1,218,295        1,173,228
                                                                   ------------
                                                                   $  5,706,405
                                                                   ------------
UTILITIES - ELECTRIC POWER - 7.7%
Allegheny Energy Supply Co. LLC,
  8.25%, 2012 (a) .............................    $ 1,110,000     $  1,179,375
Beaver Valley Funding Corp., 9%, 2017 .........      2,022,000        2,248,019
DPL, Inc., 6.875%, 2011 .......................        614,000          633,065
Duke Capital Corp., 8%, 2019 ..................        942,000        1,065,069
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 .................................        520,000          559,810
Enersis S.A., 7.375%, 2014 ....................        686,000          694,485
Exelon Generation Co. LLC, 6.95%, 2011 ........        574,000          598,485
FirstEnergy Corp., 6.45%, 2011 ................        702,000          714,300
MidAmerican Energy Holdings Co., 6.125%,
  2036 (a) ....................................        706,000          659,955
NiSource Finance Corp., 7.875%, 2010 ..........        505,000          540,263
Northeast Utilities, 8.58%, 2006 ..............        161,760          162,219
NorthWestern Corp., 5.875%, 2014 ..............        680,000          666,208
NRG Energy, Inc., 7.375%, 2016 ................      1,110,000        1,082,250
Progress Energy, Inc., 7.1%, 2011 .............        673,000          702,042
Progress Energy, Inc., 5.625%, 2016 ...........        466,000          445,352
PSEG Power LLC, 5.5%, 2015 ....................        284,000          267,871
PSEG Power LLC, 8.625%, 2031 ..................        618,000          756,501
System Energy Resources, Inc.,
  5.129%, 2014 (a) ............................        749,440          720,924
TXU Energy Co., 7%, 2013 ......................        905,000          923,768
Waterford 3 Funding Corp., 8.09%, 2017 ........        856,737          872,552
                                                                   ------------
                                                                   $ 15,492,513
                                                                   ------------
    TOTAL BONDS
      (IDENTIFIED COST, $203,351,041) .........................    $197,323,298
                                                                   ------------

SHORT-TERM OBLIGATIONS - 0.9%
New Center Asset Trust,
  5.28%, due 7/03/06, at Amortized Cost
  and Value (y) ...............................    $ 1,777,000     $  1,776,479
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $205,127,520) (k) .....................    $199,099,777
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES - 1.0% .....................................       1,959,117
                                                                   ------------
    NET ASSETS - 100.0% .......................................    $201,058,894
                                                                   ============

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2006:


                                                                    Unrealized
                                                      Expiration   Appreciation
Description                   Contracts    Value         Date     (Depreciation)

U.S. Treasury Note 5 year
  (Short) ...................    30      $3,102,188     Sep-06      $20,989
                                                                    =======

CREDIT DEFAULT SWAPS

                                                                                                                        Unrealized
               Notional Principal                                                                                      Appreciation
 Expiration    Amount of Contract                                   Description                                       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
   3/20/11         $  520,000      Agreement between the series and Citibank, N.A. to exchange the credit risk         $ (8,856)
                                   of AutoZone, Inc. As a buyer of protection, the series agrees to pay
                                   Citibank N.A. quarterly at a fixed annual rate of 0.65% of the notional amount of $520,000 until maturity on March 20, 2011. If AutoZone, Inc.
                                   experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $520,000 par of AutoZone bonds at the post credit event market price, and then deliver those bonds to Citibank N.A., who in turn would deliver $520,000 in cash to the series.

   3/20/11          1,106,000      Agreement between the series and Merrill Lynch Capital Services to exchange           (1,592)
                                   the credit risk of Kohl's Corp. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.42% of the notional amount of $1,106,000 until maturity on March 20, 2011. If Kohl's
                                   Corp. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $1,106,000 par of Kohl's bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver $1,106,000 in cash to the series.

   3/20/11            520,000      Agreement between the series and Merrill Lynch Capital Services to exchange             (496)
                                   the credit risk of New York Times Co. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.43% of the notional amount of $520,000 until maturity on March 20, 2011. If New
                                   York Times Co. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $520,000 par of New York Times bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch who in turn would deliver $520,000 in cash to the series.
                                                                                                                       --------
                                                                                                                       $(10,944)
                                                                                                                       ========

At June 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

                                 See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

EMERGING MARKETS EQUITY SERIES

COMMON STOCKS - 99.1%

Issuer                                               Shares/Par       Value ($)
ADVERTISING & BROADCASTING - 0.8%
Grupo Televisa S.A., ADR ......................         41,280     $    797,117
                                                                   ------------

ALCOHOLIC BEVERAGES - 2.2%
Companhia de Bebidas das Americas, ADR ........         23,780     $    980,925
Companhia de Bebidas das Americas, ADR -
  Ordinary ....................................          3,110          113,826
Grupo Modelo S.A. de C.V., "C" ................        264,110        1,002,448
                                                                   ------------

                                                                   $  2,097,199
                                                                   ------------
AUTOMOTIVE - 1.8%
Hyundai Motor Co. Ltd. ........................         16,040     $  1,362,660
PT Astra International Tbk ....................        345,000          363,138
                                                                   ------------

                                                                   $  1,725,798
                                                                   ------------
BANKS & CREDIT COMPANIES - 18.7%
Absa Group Ltd. ...............................         41,104     $    577,171
Akbank T.A.S ..................................        111,074          533,436
Banco Bradesco S.A., IPS ......................         25,700          803,681
Banco Nossa Caixa S.A .........................         38,240          812,527
Bangkok Bank Public Co. Ltd. ..................        210,860          586,337
Bank Hapoalim B.M .............................         45,830          197,591
Bank Leumi le-Israel B.M ......................        131,690          473,793
Cathay Financial Holding Co. Ltd. .............        209,000          457,056
Chinatrust Financial Holding Co. Ltd. .........        291,621          241,854
CSU Cardsystem S.A. (n) .......................        106,210          596,079
FirstRand Ltd. ................................        228,784          541,292
Fubon Financial Holding Co. Ltd. ..............        245,000          211,892
Grupo Financiero Banorte S.A. de C.V ..........        418,160          968,903
Hana Financial Group, Inc. ....................         14,500          681,634
ICICI Bank Ltd., ADR ..........................         18,900          446,985
Kookmin Bank ..................................         34,610        2,845,407
Malayan Banking Berhad ........................        193,200          562,591
Mega Financial Holding Co. Ltd. ...............        375,000          277,413
Nedbank Group Ltd. ............................         32,151          508,619
Old Mutual PLC ................................        259,120          781,517
OTP Bank Ltd., GDR ............................         10,770          608,505
PT Bank Central Asia Tbk ......................        931,000          412,080
Sanlam Ltd. ...................................        156,473          317,634
Shinhan Financial Group Co. Ltd. ..............         15,150          710,593
Standard Bank Group Ltd. ......................        117,460        1,266,193
Turkiye Is Bankasi A.S., "C" ..................        192,300          947,829
Unibanco - Uniao de Bancos Brasileiros
  S.A., ADR ...................................         10,690          709,709
                                                                   ------------
                                                                   $ 18,078,321
                                                                   ------------
CHEMICALS - 1.6%
Formosa Chemicals & Fibre Corp. ...............        189,680     $    292,942
Israel Chemicals Ltd. .........................        171,040          693,401
Makhteshim-Agan Industries Ltd. ...............        111,680          592,572
                                                                   ------------
                                                                   $  1,578,915
                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 0.9%
Acer, Inc. ....................................        163,477     $    287,316
Asustek Computer, Inc. ........................         97,000          238,193
LG.Philips LCD Co. Ltd., ADR (l)(n) ...........         17,700          320,724
                                                                   ------------
                                                                   $    846,233
                                                                   ------------
CONGLOMERATES - 0.5%
Alfa S.A de C.V., "A" .........................        104,500     $    515,720
                                                                   ------------

CONSTRUCTION - 3.9%
CEMEX S.A. de C.V., ADR .......................         31,289     $  1,782,534
Consorcio ARA S.A. de C.V .....................         62,900          258,562
Corporacion GEO S.A. de C.V., "B" (n) .........         80,760          268,606
Corporacion Moctezuma, S.A. de C.V ............        236,800          480,749
Siam Cement Public Co. Ltd. ...................        113,510          684,871
Urbi Desarroillos Urbanos S.A. de C.V. (n) ....        111,700          261,774
                                                                   ------------
                                                                   $  3,737,096
                                                                   ------------
CONSUMER GOODS & SERVICES - 0.9%
Kimberly-Clark de Mexico S.A. de
  C.V., "A" ...................................        276,950     $    878,349
                                                                   ------------

ELECTRONICS - 12.7%
ASM Pacific Technology Ltd. ...................        240,000     $  1,169,646
AU Optronics Corp. ............................        523,000          738,258
MediaTek, Inc. ................................         52,035          482,178
Samsung Electronics Co. Ltd. ..................         10,600        6,737,075
Taiwan Semiconductor Manufacturing Co. Ltd. ...        652,341        1,176,732
Taiwan Semiconductor Manufacturing Co. ........
  Ltd., ADR ...................................        215,959        1,982,504
                                                                   ------------
                                                                   $ 12,286,393
                                                                   ------------
ENERGY - INDEPENDENT - 4.2%
CNOOC Ltd. ....................................      1,220,000     $    973,933
Oil & Natural Gas Corp. Ltd. ..................         16,830          406,462
Polski Koncern Naftowy ORLEN S.A ..............         30,080          501,507
PTT Public Co. ................................        118,730          703,908
Reliance Industries Ltd. ......................         63,020        1,455,792
                                                                   ------------
                                                                   $  4,041,602
                                                                   ------------
ENERGY - INTEGRATED - 13.7%
China Petroleum & Chemical Corp. ..............      1,758,000     $  1,007,294
Gazprom Neft, ADR (l) .........................         30,900          642,720
LUKOIL, ADR ...................................         48,490        4,034,368
PetroChina Co. Ltd. ...........................      1,932,000        2,064,727
Petroleo Brasileiro S.A., ADR (l) .............         62,070        5,543,472
                                                                   ------------

                                                                   $ 13,292,581
                                                                   ------------
FOOD & NON ALCOHOLIC BEVERAGES - 0.6%
Wimm-Bill-Dann Foods OJSC, ADR (l) ............         14,550     $    569,633
                                                                   ------------

FOREST & PAPER PRODUCTS - 1.8%
Aracruz Celulose S.A., ADR (l) ................         16,800     $    880,656
Votorantim Cellulose e Papel S.A., ADR (i) ....         56,255          876,453
                                                                   ------------
                                                                   $  1,757,109
                                                                   ------------
GAMING & LODGING - 0.5%
Resorts World Berhad ..........................        158,400     $    504,363
                                                                   ------------

GENERAL MERCHANDISE - 0.5%
Shinsegae Co. Ltd. ............................          1,000     $    500,659
                                                                   ------------

INSURANCE - 1.0%
Liberty Group Ltd. ............................         41,570     $    419,017
Samsung Fire & Marine Insurance Co. Ltd. ......          4,430          595,336
                                                                   ------------
                                                                   $  1,014,353
                                                                   ------------
INTERNET - 0.6%
Universo Online S.A., IPS (n) .................         98,100     $    566,423
                                                                   ------------
METALS & MINING - 10.8%
Aluminum Corp. of China Ltd. ..................        512,000     $    379,066
Anglo American PLC ............................         48,000        1,966,922
China Steel Corp. .............................        562,789          558,009
Companhia Siderurgica Nacional S.A., ADR (l) ..          9,050          291,410
Companhia Vale do Rio Doce, ADR ...............        136,940        3,292,038
KGHM Polska Miedz S.A .........................         15,100          513,008
Mining & Metallurgical Co. Norilsk Nickel,
  ADR (l) .....................................          6,810          885,300
Polyus Gold Co., ADR (n) ......................          9,990          429,570
POSCO, ADR ....................................         29,640        1,982,916
Ternium S.A., ADR (n) .........................          8,140          196,744
                                                                   ------------
                                                                   $ 10,494,983
                                                                   ------------
NATURAL GAS - PIPELINE - 0.4%
Transneft, IPS ................................            200     $    349,178
                                                                   ------------

OIL SERVICES - 1.1%
Addax Petroleum Corp. (a)(n) ..................         40,330     $  1,077,319
                                                                   ------------

PERSONAL COMPUTERS & PERIPHERALS - 2.1%
Hon Hai Precision Industry Co. Ltd. ...........        332,070     $  2,051,398
                                                                   ------------

PHARMACEUTICALS - 0.7%
Gedeon Richter Rt .............................          3,670     $    674,757
                                                                   ------------

PRECIOUS METALS & MINERALS - 2.1%
Compania de Minas Buenaventura S.A.A., ADR (l)          35,560     $    970,077
Impala Platinum Holdings Ltd. .................          5,670        1,047,652
                                                                   ------------
                                                                   $  2,017,729
                                                                   ------------
RAILROAD & SHIPPING - 1.1%
All America Latina Logistica S.A ..............         14,985     $  1,016,812
                                                                   ------------

SPECIALTY CHEMICALS - 0.9%
Formosa Plastics Corp. ........................        305,000     $    462,564
LG Chemical Ltd. ..............................         12,800          445,217
                                                                   ------------
                                                                   $    907,781
                                                                   ------------
SPECIALTY STORES - 0.5%
Submarino S.A .................................         25,460     $    511,458
                                                                   ------------

TELECOMMUNICATIONS - WIRELESS - 6.5%
Advanced Info Service PLC .....................        204,800     $    483,526
China Mobile Ltd. .............................        466,000        2,664,074
Egyptian Mobil Services (MobiNil) .............         24,940          564,612
MTN Group Ltd. ................................         86,150          638,014
SK Telecom Co. Ltd. ...........................          2,030          436,490
Turkcell Iletisim Hizmetleri A.S., ADR ........         46,737          554,301
Vimpel-Communications, ADR (n) ................         21,150          969,093
                                                                   ------------
                                                                   $  6,310,110
                                                                   ------------
TELEPHONE SERVICES - 4.9%
Axtel S.A. de C.V. (n) ........................        239,000     $    443,022
China Netcom Group Corp. Ltd. .................        234,000          409,763
China Telecom Corp. Ltd. ......................        838,000          269,750
Philippine Long Distance Telephone Co. ........         24,050          829,936
PT Telekomunikasi Indonesia Tbk ...............        797,500          632,800
Telefonos de Mexico S.A. de C.V., ADR .........         53,210        1,108,364
Telkom SA Ltd. ................................         35,480          655,608
True Corp. (n) ................................      1,720,100          379,036
                                                                   ------------
                                                                   $  4,728,279
                                                                   ------------
UTILITIES - ELECTRIC POWER - 1.1%
AES Tiete S.A., IPS ...........................     12,075,590     $    290,051
Manila Water Co., Inc. ........................      2,634,000          372,525
Tractebel Energia S.A .........................         50,150          398,439
                                                                   ------------
                                                                   $  1,061,015
                                                                   ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $80,093,879) .........................      $95,988,683
                                                                   ------------

SHORT-TERM OBLIGATIONS - 0.8%
General Electric Capital Corp., 5.27%, due
  7/03/06, at Amortized Cost and Value (y) ....    $   779,000     $    778,772
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED - 10.7%
Navigator Securities Lending Prime
  Portfolio, at Cost  and Net Asset Value .....     10,308,005     $ 10,308,005
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $91,180,656) (k) .....................     $107,075,460
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES - (10.6)% .................................      (10,227,962)
                                                                   -------------
    NET ASSETS - 100.0% ......................................     $ 96,847,498
                                                                   ============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                                Net Unrealized
              Contracts to                                                      Contracts        Appreciation
             Deliver/Receive        Settlement Date      In Exchange For        at Value        (Depreciation)
SALES
              BRL4,603,256              7/06/06            $2,036,839          $2,122,708          $(85,869)

At June 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

                             See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

GLOBAL GOVERNMENTS SERIES

BONDS - 76.3%

Issuer                                              Shares/Par        Value ($)

FOREIGN BONDS - 54.6%

AUSTRIA - 1.8%
Republic of Austria, 5%, 2012 ..............   EUR     601,000     $    812,093
                                                                   ------------

BELGIUM - 2.0%
Kingdom of Belgium, 3.75%, 2009 ............   EUR     543,000     $    695,724
Kingdom of Belgium, 5%, 2012 ...............   EUR     177,000          239,329
                                                                   ------------
                                                                   $    935,053
                                                                   ------------
CANADA - 0.6%
Quebec Province, 1.6%, 2013 ................   JPY  31,000,000     $    267,004
                                                                   ------------

DENMARK - 0.5%
Kingdom of Denmark, 4%, 2015 ...............   DKK   1,338,000     $    227,285
                                                                   ------------

FINLAND - 3.3%
Republic of Finland, 3%, 2008 ..............   EUR     909,000     $  1,150,050
Republic of Finland, 5.375%, 2013 ..........   EUR     262,000          363,661
                                                                   ------------
                                                                   $  1,513,711
                                                                   ------------
FRANCE - 3.6%
Republic of France, 4.75%, 2012 ............   EUR     704,000     $    941,000
Republic of France, 6%, 2025 ...............   EUR     260,000          406,621
Republic of France, 4.75%, 2035 ............   EUR     237,000          322,660
                                                                   ------------
                                                                   $  1,670,281
                                                                   ------------
GERMANY - 15.7%
Bayerische Landesbank, 2.664%, 2006 ........   EUR      60,000     $     76,694
Federal Republic of Germany, 3.5%, 2008 ....   EUR     302,000          384,958
Federal Republic of Germany, 5.25%, 2010 ...   EUR     330,000          444,206
Federal Republic of Germany, 3.75%, 2015 ...   EUR     183,000          229,284
Federal Republic of Germany, 6.25%, 2024 ...   EUR     858,000        1,363,662
Federal Republic of Germany, 6.25%, 2030 ...   EUR   1,193,000        1,950,028
KfW Bankengruppe, FRN, 2.844%, 2007 ........   EUR   1,295,000        1,654,472
Landesbank Baden-Wurttemberg, FRN,
  2.764%, 2007 .............................   EUR     454,000          580,403
Landesbank Baden-Wurttemberg, FRN,
  2.961%, 2007 .............................   EUR     410,000          524,156
                                                                   ------------
                                                                   $  7,207,863
                                                                   ------------
IRELAND - 2.2%
Republic of Ireland, 4.25%, 2007 ...........   EUR     408,000     $    526,714
Republic of Ireland, 4.6%, 2016 ............   EUR     345,000          459,884
                                                                   ------------
                                                                   $    986,598
                                                                   ------------
JAPAN - 4.0%
Development Bank of Japan, 1.4%, 2012 ......   JPY  22,000,000     $    189,827
Development Bank of Japan, 1.6%, 2014 ......   JPY  40,000,000          344,127
Development Bank of Japan, 1.05%, 2023 ........JPY 116,000,000          840,648
Japan Finance Corp., 2%, 2016 ..............   JPY  50,000,000          438,881
                                                                   ------------
                                                                   $  1,813,483
                                                                   ------------
MALAYSIA - 0.7%
Petronas Capital Ltd., 7.875%, 2022 ...........   $    293,000     $    335,372
                                                                   ------------

MEXICO - 0.7%
United Mexican States, 8.125%, 2019 ....          $    288,000     $    325,440
                                                                   ------------

NETHERLANDS - 1.0%
Kingdom of Netherlands, 5%, 2012 ...........   EUR     334,354     $    452,025
                                                                   ------------

NEW ZEALAND - 0.9%
Government of New Zealand, 6%, 2017 ........   NZD     661,000     $    408,300
                                                                   ------------

RUSSIA - 1.2%
Aries Vermogensverwaltungs, 9.6%, 2014 .....     $     250,000     $    310,450
Gaz Capital S.A., 8.625%, 2034 .............            49,000           55,973
Gazprom International S.A., 7.201%, 2020 ...           202,000          204,606
                                                                   ------------
                                                                   $    571,029
                                                                   ------------

SPAIN - 1.8%
Kingdom of Spain, 5.35%, 2011 ..............   EUR     620,000     $    847,605
                                                                   ------------

UNITED KINGDOM - 14.6%
Network Rail MTN Finance PLC, FRN,
  2.913%, 2007 .............................   EUR   1,540,000     $  1,968,628
United Kingdom Treasury, 5.75%, 2009 .......   GBP   1,023,000        1,945,369
United Kingdom Treasury, 5%, 2012 ..........   GBP     979,000        1,830,045
United Kingdom Treasury, 8%, 2015 ..........   GBP     391,000          900,629
United Kingdom Treasury, 4.25%, 2036 .......   GBP      42,000           76,475
                                                                   ------------
                                                                   $  6,721,146
                                                                   ------------
    TOTAL FOREIGN BONDS .......................................    $ 25,094,288
                                                                   ------------
U.S. BONDS - 21.7%
ASSET BACKED & SECURITIZED - 8.6%
Bayview Commercial Asset Trust,
  4.8086%, 2023 (a) ........................   CAD     150,000     $    134,234
Commercial Mortgage Asset Trust, FRN,
  1.1275%, 2032 (a)(i) .....................     $   8,220,375          341,094
Commercial Mortgage Pass-Through
  Certificate, FRN, 5.3888%, 2017 (a) ......           331,000          331,040
Commercial Mortgage Pass-Through
  Certificates, FRN, 5.3988%, 2017 (a) .....           500,000          499,908
Deutsche Mortgage & Asset Receiving
  Corp., 6.538%, 2031 ......................           191,302          192,943
First Union National Bank Commercial
  Mortgage Trust, FRN, 1.1932%, 2043 (a)(i)          8,894,071          321,071
IMPAC CMB Trust, FRN, 5.6725%, 2036 ........           492,022          494,530
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3816%, 2041 .....           309,615          297,698
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3988%, 2046 .....           284,963          285,531
Lehman Brothers Floating Rate Commercial
  Mortgage Trust, FRN, 5.3588%, 2018 (a) ...           500,000          500,115
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.4388%, 2015 (a) ...................           455,985          455,988
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.4888%, 2015 (a) ...................           120,695          120,699
                                                                   ------------
                                                                   $  3,974,851
                                                                   ------------

EMERGING MARKET QUASI-SOVEREIGN - 0.3%
Pemex Project Funding Master Trust,
  8.625%, 2022 .............................     $     120,000     $    134,160
                                                                   ------------

MORTGAGE BACKED - 0.3%
Fannie Mae, 4.98%, 2015 ....................     $      45,563     $     43,362
Fannie Mae, 5.423%, 2016 ...................            73,851           72,062
                                                                   ------------
                                                                   $    115,424
                                                                   ------------

U.S. GOVERNMENT AGENCIES - 7.8%
Aid-Egypt, 4.45%, 2015 .....................     $     252,000     $    234,134
Fannie Mae, 4.25%, 2007 ....................           885,000          870,828
Fannie Mae, 6%, 2011 .......................           444,000          453,570
Freddie Mac, 4.2%, 2007 ....................           549,000          539,461
Small Business Administration, 5.09%, 2025 .            56,889           54,252
Small Business Administration, 5.36%, 2025 .           539,998          524,095
Small Business Administration, 5.21%, 2026 .           600,000          576,537
Small Business Administration, 4.76%, 2035 .           373,998          348,759
                                                                   ------------
                                                                   $  3,601,636
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 4.7%
U.S. Treasury Bonds, 8%, 2021 ..............     $    349,000      $    446,338
U.S. Treasury Notes, 3.125%, 2008 (f) ......          491,000           469,787
U.S. Treasury Notes, 4.25%, 2013 ...........          910,000           861,158
U.S. Treasury Notes, 4%, 2015 ..............          422,000           388,869
                                                                   ------------
                                                                   $  2,166,152
                                                                   ------------
    TOTAL U.S. BONDS ........................................      $  9,992,223
                                                                   ------------
    TOTAL BONDS
      (IDENTIFIED COST, $35,027,352) ........................      $ 35,086,511
                                                                   ------------

SHORT-TERM OBLIGATIONS - 23.8%

Tennessee Valley Authority Discount
  Notes, 4.95%, due 7/03/06, at
  Amortized Cost and Value (y) .............     $ 10,927,000      $ 10,925,498
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $45,952,850) (k) ....................      $ 46,012,009
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES - (0.1)% .................................           (25,896)
                                                                   ------------
    NET ASSETS - 100.0% .....................................      $ 45,986,113
                                                                   ============

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2006:

                                                                   Unrealized
                                                     Expiration   Appreciation
Description            Contracts       Value            Date     (Depreciation)

Government of Japan
  10 yr (Long) .......    3      JPY 394,950,000      Sep-06      $(15,054)
                                                                  ========

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.
                                                                                               Net Unrealized
          Contracts to                                                          Contracts       Appreciation
        Deliver/Receive            Settlement Date       In Exchange For        at Value       (Depreciation)

SALES
        AUD         300,000              8/08/06            $222,357            $222,916            $(559)
        BRL         236,551              7/05/06             107,037             109,112           (2,075)
        CAD          32,935              8/11/06              30,000              29,511              489
        CLP      58,179,633              7/24/06             105,493             107,882           (2,389)
        DKK       1,360,020              8/28/06             229,156             234,035           (4,879)
        EUR       1,636,108    7/17/06 - 8/21/06           2,063,918           2,096,923          (33,005)
        GBP       1,262,207               8/2/06           2,367,148           2,333,634           33,514
        JPY     285,743,038    7/18/06 - 8/17/06           2,515,162           2,503,454           11,708
        NZD       3,429,311              8/08/06           2,158,240           2,081,793           76,447
        SGD         189,798              7/03/06             118,692             119,896           (1,204)
        TRY         235,297     7/6/06 - 7/10/06             137,935             148,128          (10,193)
                                                         -----------         -----------        ---------
                                                         $10,055,138         $ 9,987,284        $  67,854
                                                         ===========         ===========        =========
PURCHASES
        AUD         521,284              8/08/06            $389,545            $387,342          $(2,203)
        BRL         473,102    7/05/06 - 8/02/06             207,538             217,373            9,835
        CAD          48,618              8/10/06              43,406              43,562              156
        CHF         187,208              8/07/06             156,500             153,619           (2,881)
        CLP      58,179,633              7/24/06             106,527             107,882            1,355
        EUR       2,312,294    7/17/06 - 5/17/07           2,973,247           2,960,678          (12,569)
        GBP         170,708    8/02/06 - 8/08/06             311,151             315,623            4,472
        IDR     884,709,925              7/24/06              93,422              95,060            1,638
        JPY   1,767,045,762    7/18/06 - 8/17/06          16,186,592          15,478,469         (708,123)
        KRW     102,151,052              8/07/06             107,840             107,802              (38)
        MXN       1,681,080              7/17/06             146,484             148,248            1,764
        MYR         343,365              7/24/06              93,803              93,521             (282)
        NOK         403,400              7/17/06              64,732              64,853              121
        NZD       2,363,615              8/08/06           1,462,642           1,434,853          (27,789)
        SEK       3,728,916    8/08/06 - 8/10/06             526,955             519,810           (7,145)
        SGD         379,596    7/03/06 - 8/03/06             238,819             239,968            1,149
        TRY         251,821    7/06/06 - 7/24/06             158,838             158,474             (364)
                                                         -----------         -----------        ---------
                                                         $23,268,041         $22,527,137        $(740,904)
                                                         ===========         ===========        =========

At June 30, 2006 forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $67,366 with Merrill Lynch International.

At June 30, 2006, the series had sufficient cash and/or securities to cover any commitments under all derivative contracts.

                        See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

GLOBAL TOTAL RETURN SERIES

COMMON STOCKS - 57.6%

Issuer                                             Shares/Par         Value ($)
ADVERTISING & BROADCASTING - 0.9%
Nippon Television Network Corp. .............           3,510      $    477,403
Viacom, Inc., "B" (n) .......................           9,153           328,044
Vivendi Universal S.A. (l) ..................          15,310           536,344
WPP Group PLC ...............................          24,470           295,888
                                                                   ------------
                                                                   $  1,637,679
                                                                   ------------
AEROSPACE - 2.5%
Lockheed Martin Corp. .......................          26,130      $  1,874,566
Northrop Grumman Corp. ......................          22,430         1,436,866
United Technologies Corp. ...................          15,590           988,718
                                                                   ------------
                                                                   $  4,300,150
                                                                   ------------
ALCOHOLIC BEVERAGES - 0.6%
Diageo PLC ..................................          58,788      $    987,815
                                                                   ------------

APPAREL MANUFACTURERS - 0.3%
NIKE, Inc., "B" .............................           7,750      $    627,750
                                                                   ------------

AUTOMOTIVE - 2.3%
Autoliv, Inc. ...............................           9,120      $    513,125
Bayerische Motoren Werke AG .................          19,610           979,327
Compagnie Generale des Etablissements
  Michelin ..................................           8,140           489,148
Hyundai Mobis ...............................           3,500           296,232
Johnson Controls, Inc. ......................           2,920           240,082
Nissan Motor Co. Ltd. .......................          44,100           481,546
PSA Peugeot Citroen S.A .....................           9,920           617,038
Renault S.A. (l) ............................           3,660           393,077
                                                                   ------------
                                                                   $  4,009,575
                                                                   ------------
BANKS & CREDIT COMPANIES - 9.4%
Aiful Corp. .................................          15,800      $    843,311
American Express Co. ........................           9,910           527,410
Bank of America Corp. .......................          47,544         2,286,866
Bank of New York Co., Inc. ..................          22,150           713,230
BNP Paribas - Ordinary ......................           6,211           594,389
Citigroup, Inc. .............................          32,853         1,584,829
Credit Agricole S.A .........................          27,600         1,049,817
DBS Group Holdings Ltd. .....................          51,000           583,041
DNB Holding A.S.A ...........................          29,400           364,665
Fannie Mae ..................................          18,840           906,204
Freddie Mac .................................           4,290           244,573
ING Groep N.V ...............................          21,320           837,659
Irish Life & Permanent PLC ..................          16,670           396,430
Nordea Bank AB ..............................          32,690           390,559
PNC Financial Services Group, Inc. ..........          10,880           763,450
Royal Bank of Scotland Group PLC ............          28,961           951,327
Shinhan Financial Group Co. Ltd. ............           6,440           302,061
Shinsei Bank Ltd. ...........................          82,000           519,327
SunTrust Banks, Inc. ........................          14,830         1,130,936
Svenska Handelsbanken AB, "A" ...............          16,800           432,939
Takefuji Corp. ..............................          15,010           894,241
                                                                   ------------
                                                                   $ 16,317,264
                                                                   ------------
BROADCAST & CABLE TV - 0.1%
Premiere AG (l)(n) ..........................          10,000      $     96,914
                                                                   ------------

BROKERAGE & ASSET MANAGERS - 1.9%
Franklin Resources, Inc. ....................           4,080      $    354,185
Goldman Sachs Group, Inc. ...................          11,350         1,707,381
Lehman Brothers Holdings, Inc. ..............           6,170           401,976
Mellon Financial Corp. ......................          11,480           395,256
Merrill Lynch & Co., Inc. ...................           5,630           391,623
                                                                   ------------
                                                                   $  3,250,421
                                                                   ------------
BUSINESS SERVICES - 0.3%
Accenture Ltd., "A" .........................          21,210      $    600,667
                                                                   ------------

CHEMICALS - 1.7%
Dow Chemical Co. ............................           9,990      $    389,910
Nalco Holding Co. (n) .......................          12,190           214,910
PPG Industries, Inc. ........................          10,780           711,480
Syngenta AG .................................          12,040         1,598,578
                                                                   ------------
                                                                   $  2,914,878
                                                                   ------------

COMPUTER SOFTWARE - 0.3%
Oracle Corp. (n) ............................          31,780      $    460,492
                                                                   ------------

COMPUTER SOFTWARE - SYSTEMS - 0.1%
Dell, Inc. (n) ..............................           9,850      $    240,439
                                                                   ------------

CONSTRUCTION - 1.6%
Fletcher Building Ltd. ......................          58,968      $    328,267
Geberit AG ..................................             450           519,895
Italcementi S.p.A ...........................          22,700           371,060
Masco Corp. .................................          44,940         1,332,022
Sherwin-Williams Co. ........................           4,460           211,761
                                                                   ------------
                                                                   $  2,763,005
                                                                   ------------

CONSUMER GOODS & SERVICES - 1.1%
Kao Corp. ...................................          36,000      $    941,865
Uni-Charm Corp. (l) .........................          16,700           921,983
                                                                   ------------
                                                                   $  1,863,848
                                                                   ------------

ELECTRICAL EQUIPMENT - 0.4%
Cooper Industries Ltd., "A" .................           4,640      $    431,149
W.W. Grainger, Inc. .........................           4,280           321,984
                                                                   ------------
                                                                   $    753,133
                                                                   ------------

ELECTRONICS - 2.2%
Analog Devices, Inc. ........................           6,060      $    194,768
Canon, Inc. .................................           8,400           411,653
Intel Corp. .................................          27,880           528,326
Konica Minolta Holdings, Inc. (l)(n) ........          32,500           410,242
OMRON Corp. .................................          16,400           417,611
Ricoh Co. Ltd. ..............................          22,000           431,448
Royal Philips Electronics N.V ...............          11,300           352,955
Samsung Electronics Co. Ltd. ................           1,300           826,245
Taiwan Semiconductor Manufacturing Co. ......
  Ltd., ADR .................................          38,006           348,895
                                                                   ------------
                                                                   $  3,922,143
                                                                   ------------

ENERGY - INDEPENDENT - 1.4%
Apache Corp. ................................           8,410      $    573,983
CNOOC Ltd. ..................................         365,000           291,382
Devon Energy Corp. ..........................           7,250           437,973
EOG Resources, Inc. .........................           7,360           510,342
Norsk Hydro A.S.A ...........................          22,000           582,847
                                                                   ------------
                                                                   $  2,396,527
                                                                   ------------

ENERGY - INTEGRATED - 4.1%
Chevron Corp. ...............................           5,897      $    365,968
ConocoPhillips ..............................          16,630         1,089,764
Exxon Mobil Corp. ...........................          24,920         1,528,842
Hess Corp. ..................................          14,730           778,481
Royal Dutch Shell PLC .......................          43,080         1,448,543
TOTAL S.A., ADR .............................          30,120         1,973,462
                                                                   ------------
                                                                   $  7,185,060
                                                                   ------------

FOOD & DRUG STORES - 1.7%
Carrefour S.A. (l) ..........................          16,580      $    971,733
Lawson, Inc. (l) ............................          10,400           378,843
Tesco PLC ...................................         164,550         1,015,380
William Morrison Supermarkets PLC ...........         174,800           628,124
                                                                   ------------
                                                                   $  2,994,080
                                                                   ------------

FOOD & NON ALCOHOLIC BEVERAGES - 2.0%
CSM N.V .....................................          10,530      $    292,958
Kellogg Co. .................................          12,360           598,595
Nestle S.A ..................................           7,205         2,260,577
Nong Shim Co. Ltd. ..........................           1,151           303,294
                                                                   ------------
                                                                   $  3,455,424
                                                                   ------------
FOREST & PAPER PRODUCTS - 0.2%
International Paper Co. .....................           8,670      $    280,041
                                                                   ------------

HEALTH MAINTENANCE ORGANIZATIONS - 0.4%
CIGNA Corp. .................................           2,950      $    290,605
WellPoint, Inc. (n) .........................           4,800           349,296
                                                                   ------------
                                                                   $    639,901
                                                                   ------------
INSURANCE - 3.8%
Allstate Corp. ..............................          35,700      $  1,953,861
Aviva PLC ...................................          42,963           607,609
Benfield Group PLC ..........................          47,110           300,056
Chubb Corp. .................................           5,860           292,414
Genworth Financial, Inc., "A" ...............          12,670           441,423
Hartford Financial Services Group, Inc. .....           7,200           609,120
Jardine Lloyd Thompson Group PLC ............          55,160           379,098
MetLife, Inc. ...............................          30,200         1,546,542
Swiss Reinsurance Co. (l) ...................           6,187           431,963
                                                                   ------------
                                                                   $  6,562,086
                                                                   ------------
LEISURE & TOYS - 0.3%
Heiwa Corp. (l) .............................          15,700      $    217,791
NAMCO BANDAI Holdings, Inc. (l) .............          23,800           361,548
                                                                   ------------
                                                                   $    579,339
                                                                   ------------
MACHINERY & TOOLS - 1.0%
ASSA ABLOY AB, "B" ..........................          24,230      $    407,298
Deere & Co. .................................          15,950         1,331,666
                                                                   ------------
                                                                   $  1,738,964
                                                                   ------------
METALS & MINING - 0.5%
Anglo American PLC ..........................          20,230      $    828,976
                                                                   ------------

NATURAL GAS - DISTRIBUTION - 0.7%
Tokyo Gas Co. Ltd. (l) ......................         279,000      $  1,313,658
                                                                   ------------

NETWORK & TELECOM - 0.3%
Cisco Systems, Inc. (n) .....................          16,630      $    324,784
ZTE Corp. ...................................          41,200           130,500
                                                                   ------------
                                                                   $    455,284
                                                                   ------------
PHARMACEUTICALS - 4.4%
Abbott Laboratories .........................           7,260      $    316,609
Astellas Pharma, Inc. .......................          15,100           554,007
Eli Lilly & Co. .............................           5,940           328,304
GlaxoSmithKline PLC .........................          32,900           918,427
Johnson & Johnson ...........................          24,930         1,493,806
Merck & Co., Inc. ...........................          27,620         1,006,197
Novartis AG .................................          18,160           982,263
Sanofi-Aventis (l) ..........................           6,080           593,124
Takeda Pharmaceutical Co. Ltd. ..............           6,800           422,940
Tanabe Seiyaku Co. Ltd. (l) .................          32,000           393,588
Wyeth .......................................          14,050           623,961
                                                                   ------------
                                                                   $  7,633,226
                                                                   ------------
PRINTING & PUBLISHING - 0.6%
PagesJaunes Groupe S.A ......................          14,410      $    452,307
Reed Elsevier PLC ...........................          56,110           566,001
                                                                   ------------
                                                                   $  1,018,308
                                                                   ------------
RAILROAD & SHIPPING - 0.7%
Burlington Northern Santa Fe Corp. ..........           4,460      $    353,455
Canadian National Railway Co. ...............          19,374           847,613
                                                                   ------------
                                                                   $  1,201,068
                                                                   ------------
SPECIALTY CHEMICALS - 0.9%
Air Products & Chemicals, Inc. ..............           3,950      $    252,484
L'Air Liquide S.A ...........................           4,602           896,116
L'Air Liquide S.A., Bearer Shares ...........             908           176,809
Praxair, Inc. ...............................           4,620           249,480
                                                                   ------------
                                                                   $  1,574,889
                                                                   ------------
SPECIALTY STORES - 0.4%
Gap, Inc. ...................................          26,090      $    453,966
NEXT PLC ....................................           8,260           249,049
                                                                   ------------
                                                                   $    703,015
                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.2%
KDDI Corp. ..................................              85      $    521,992
Vodafone Group PLC ..........................         720,983         1,535,149
                                                                   ------------
                                                                   $  2,057,141
                                                                   ------------
TELEPHONE SERVICES - 1.9%
Deutsche Telekom AG .........................          36,540      $    587,715
Embarq Corp. (n) ............................           3,454           141,579
France Telecom S.A. (l) .....................          25,220           542,039
Sprint Nextel Corp. .........................          67,590         1,351,124
Telecom Corp. of New Zealand Ltd. (l) .......          99,210           243,852
Telenor A.S.A ...............................          44,000           531,627
                                                                   ------------
                                                                   $  3,397,936
                                                                   ------------
TOBACCO - 1.8%
Altria Group, Inc. ..........................          26,086      $  1,915,495
British American Tobacco PLC ................          32,730           823,583
Swedish Match AB ............................          27,110           436,878
                                                                   ------------
                                                                   $  3,175,956
                                                                   ------------
TRUCKING - 0.8%
TNT N.V .....................................          37,570      $  1,344,023
                                                                   ------------

UTILITIES - ELECTRIC POWER - 2.8%
Dominion Resources, Inc. ....................          19,940      $  1,491,313
E.ON AG .....................................           8,470           974,855
FPL Group, Inc. .............................          20,530           849,531
Scottish Power PLC ..........................          20,760           223,604
Suez S.A. (l) ...............................          10,762           447,192
TXU Corp. ...................................          10,080           602,683
United Utilities PLC ........................          24,300           287,997
                                                                   ------------
                                                                   $  4,877,175
                                                                   ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $83,979,151) .........................     $100,158,250
                                                                   ------------

BONDS - 31.8%
ASSET BACKED & SECURITIZED - 2.7%
Bayview Commercial Asset Trust,
  4.8086%, 2023 (a) ........................   CAD     170,000     $    152,132
Commercial Mortgage Asset Trust, FRN,
  1.1275%, 2032 (a)(i) ......................    $  3,949,004           163,859
Commercial Mortgage Pass-Through
  Certificate, FRN, 5.3888%, 2017 (a) .......         360,000           360,044
Commercial Mortgage Pass-Through
  Certificates, FRN, 5.3988%, 2017 (a) ......         700,000           699,871
Deutsche Mortgage & Asset Receiving
  Corp., 6.538%, 2031 .......................         159,604           160,973
First Union National Bank Commercial
  Mortgage Trust, FRN, 0.9491%, 2043 (a)(i) .       8,116,447           292,999
IMPAC CMB Trust, FRN, 5.6725%, 2036 .........         688,831           692,342
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3816%, 2041 ......         606,421           583,081
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3988%, 2046 ......         309,099           309,715
Lehman Brothers Floating Rate Commercial
  Mortgage Trust, FRN, 5.3588%, 2018 (a) ....         700,000           700,161
Wachovia Bank Commercial Mortgage
  Trust, FRN, 5.4388%, 2015 (a) .............         494,865           494,868
Wachovia Bank Commercial Mortgage
  Trust, FRN, 5.4888%, 2015 (a) .............         130,986           130,991
                                                                   ------------
                                                                   $  4,741,036
                                                                   ------------
BANKS & CREDIT COMPANIES - 0.8%
HSBK Europe B.V., 7.75%, 2013 (a) ...........    $    216,000      $    216,270
Ulster Bank Finance PLC, 3.047%, 2008 .......  EUR    622,000           794,839
VTB Capital S.A., 7.5%, 2011 ................     $    255,000           262,268
                                                                   ------------
                                                                   $  1,273,377
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.5%
Gaz Capital S.A., 8.625%, 2034 (l) ..........    $     59,000      $     67,396
Gazprom International S.A., 7.201%, 2020 ....         275,000           278,548
Pemex Project Funding Master Trust,
  8.625%, 2022 ..............................         143,000           159,874
Petronas Capital Ltd., 7.875%, 2022 .........         354,000           405,194
                                                                   ------------
                                                                   $    911,012
                                                                   ------------
EMERGING MARKET SOVEREIGN - 0.6%
Aries Vermogensverwaltungs, 9.6%, 2014 ......    $    250,000      $    310,450
Republic of Argentina, FRN, 4.889%, 2012 ....         376,250           347,684
Republic of Bulgaria, 8.25%, 2015 ...........         171,000           193,469
United Mexican States, 5.625%, 2017 .........         186,000           172,980
                                                                   ------------
                                                                   $  1,024,583
                                                                   ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 6.3%
Development Bank of Japan, 1.4%, 2012 ......  JPY  30,000,000      $    258,855
Development Bank of Japan, 1.6%, 2014 ......  JPY 230,000,000         1,978,731
Development Bank of Japan, 1.05%, 2023 .....  JPY 171,000,000         1,239,231
Japan Finance Corp., 2%, 2016 ..............  JPY 110,000,000           965,538
KfW Bankengruppe, FRN, 2.844%, 2007 ........  EUR   1,720,000         2,197,446
Landesbank Baden-Wurttemberg, FRN,
  2.764%, 2007 .............................  EUR     617,000           788,786
Landesbank Baden-Wurttemberg, FRN,
  2.961%, 2007 .............................  EUR     560,000           715,921
Network Rail MTN Finance PLC, FRN,
  2.913%, 2007 .............................  EUR   2,149,000         2,747,131
                                                                   ------------
                                                                   $ 10,891,639
                                                                   ------------
INTERNATIONAL MARKET SOVEREIGN - 15.3%
Bayerische Landesbank, 2.934%, 2006 ........  EUR      87,000      $    111,206
Federal Republic of Germany, 3.5%, 2008 ....  EUR     444,000           565,965
Federal Republic of Germany, 5.25%, 2010 ...  EUR     533,000           717,460
Federal Republic of Germany, 3.75%, 2015 ...  EUR     276,000           345,805
Federal Republic of Germany, 6.25%, 2024 ...  EUR   1,320,000         2,097,942
Federal Republic of Germany, 6.25%, 2030 ...  EUR   1,809,000         2,956,916
Government of New Zealand, 6%, 2017 (l) ....  NZD   1,039,000           641,791
Kingdom of Belgium, 3.75%, 2009 ............  EUR     842,000         1,078,820
Kingdom of Belgium, 5%, 2012 ...............  EUR     286,000           386,712
Kingdom of Denmark, 4%, 2015 ...............  DKK   2,033,000           345,344
Kingdom of Netherlands, 5%, 2012 ...........  EUR     477,219           645,170
Kingdom of Spain, 5.35%, 2011 ..............  EUR     983,000         1,343,864
Quebec Province, 1.6%, 2013 ................  JPY  53,000,000           456,491
Republic of Austria, 5%, 2012 ..............  EUR     918,000         1,240,435
Republic of Finland, 3%, 2008 ..............  EUR   1,393,000         1,762,398
Republic of Finland, 5.375%, 2013 ..........  EUR     362,000           502,463
Republic of France, 4.75%, 2012 ............  EUR   1,062,000         1,419,519
Republic of France, 6%, 2025 ...............  EUR     393,000           614,624
Republic of France, 4.75%, 2035 ............  EUR     360,000           490,116
Republic of Ireland, 4.25%, 2007 ...........  EUR     601,000           775,870
Republic of Ireland, 4.6%, 2016 ............  EUR     524,000           698,490
United Kingdom Treasury, 5.75%, 2009 .......  GBP   1,593,000         3,029,299
United Kingdom Treasury, 5%, 2012 ..........  GBP   1,515,000         2,831,990
United Kingdom Treasury, 8%, 2015 ..........  GBP     603,000         1,388,950
United Kingdom Treasury, 4.25%, 2036 .......  GBP      60,000           109,250
                                                                   ------------
                                                                   $ 26,556,890
                                                                   ------------
MORTGAGE BACKED - 1.0%
Fannie Mae, 4.98%, 2015 .....................    $     66,363      $     63,158
Fannie Mae, 5.423%, 2016 ....................         107,782           105,172
Freddie Mac, 5%, 2022 - 2025 ................       1,620,827         1,599,451
                                                                   ------------
                                                                   $  1,767,781
                                                                   ------------
U.S. GOVERNMENT AGENCIES - 2.4%
Aid-Egypt, 4.45%, 2015 ......................    $    349,000      $    324,257
Fannie Mae, 4.25%, 2007 .....................         736,000           724,214
Fannie Mae, 6%, 2011 ........................         655,000           669,117
Freddie Mac, 4.2%, 2007 .....................         467,000           458,885
Small Business Administration, 4.76%, 2025 ..         460,155           429,101
Small Business Administration, 5.09%, 2025 ..          73,563            70,154
Small Business Administration, 5.36%, 2025 ..         701,309           680,655
Small Business Administration, 5.21%, 2026 ..         890,000           855,197
                                                                   ------------
                                                                   $  4,211,580
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 2.2%
U.S. Treasury Bonds, 8%, 2021 ...............    $    415,000      $    530,746
U.S. Treasury Notes, 3.125%, 2008 (f) .......         737,000           705,159
U.S. Treasury Notes, 4.25%, 2013 ............       1,913,000         1,810,325
U.S. Treasury Notes, 4%, 2015 ...............         891,000           821,038
                                                                   ------------
                                                                   $  3,867,268
                                                                   ------------
    TOTAL BONDS
      (IDENTIFIED COST, $55,344,723) ........................      $ 55,245,166
                                                                   ------------

PREFERRED STOCKS - 0.6%

CHEMICALS - 0.6%
Henkel KGaA
  (Identified Cost, $983,997) ...............           9,970      $  1,139,085
                                                                   ------------

WARRANTS - 0.0%
                            Strike      First
                             Price    Exercise
AEROSPACE - 0.0%
Raytheon Co. (n) .........  $37.50     6/16/06          1,038      $     13,131
                                                                   ------------
    TOTAL WARRANTS
      (IDENTIFIED COST, $12,612) ............................      $     13,131
                                                                   ------------

SHORT-TERM OBLIGATIONS (y) - 9.0%
Abbey National North America LLC, 5.27%,
  due 7/03/06 ...............................    $  6,906,000      $  6,903,978
General Electric Capital Corp., 5.27%,
  due 7/03/06 ...............................       1,838,000         1,837,462
New Center Asset Trust, 5.28%, due 7/03/06 ..       6,906,000         6,903,974
                                                                   ------------
    TOTAL SHORT-TERM OBLIGATIONS,
      AT AMORTIZED COST AND VALUE ...........................      $ 15,645,414
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED - 3.6%

Morgan Stanley Repurchase Agreement,
  5.3325%, dated 6/30/06, due 7/03/06,
  total to be received $6,236,708 (secured
  by various U.S. Treasury and Federal
  Agency obligations in an individually
  traded account), at Cost ..................    $  6,235,785      $  6,235,785
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $162,201,682) (k) ...................      $178,436,831
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES - (2.6)% .................................        (4,552,016)
                                                                   ------------
    NET ASSETS - 100.0% .....................................      $173,884,815
                                                                   ============

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2006:

                                                                    Unrealized
                                                     Expiration    Appreciation
Description                 Contracts     Value         Date      (Depreciation)

Japan Government Bonds
  10 yr (Long) ............     3      $3,450,098      Sep-06      $(15,081)
                                                                   ========

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.
                                                                                                 Net Unrealized
          Contracts to                                                          Contracts         Appreciation
        Deliver/Receive            Settlement Date       In Exchange For         at Value        (Depreciation)

SALES
        AUD         430,000              8/08/06            $318,712            $319,512            $(800)
        BRL         350,638              7/05/06             158,660             161,735           (3,075)
        CAD          46,108              8/11/06              42,000              41,313              687
        CLP      86,267,109              7/24/06             156,423             159,963           (3,540)
        DKK       2,066,458              8/28/06             348,188             355,599           (7,411)
        EUR       1,814,214    7/17/06 - 8/21/06           2,287,317           2,324,599          (37,282)
        GBP       1,790,428              8/02/06           3,358,657           3,310,237           48,420
        JPY     353,868,434    7/18/06 - 8/17/06           3,110,851           3,100,610           10,241
        NZD       4,172,771              8/08/06           2,625,307           2,533,117           92,190
        SGD         279,967              7/03/06             175,080             176,856           (1,776)
        TRY         354,752    7/06/06 - 7/10/06             207,835             223,326          (15,491)
                                                         -----------         -----------          -------
                                                         $12,789,030         $12,706,867          $82,163
                                                         ===========         ===========          =======
PURCHASES
        AUD         759,934              8/08/06            $567,957            $564,672          $(3,285)
        BRL         701,276    7/05/06 - 8/02/06             307,632             322,211           14,579
        CAD          87,700              8/10/06              78,290              78,579              289
        CHF         239,272              8/07/06             200,024             196,342           (3,682)
        CLP      86,267,109              7/24/06             157,955             159,964            2,009
        EUR       2,329,703    7/17/06 - 5/17/07           2,966,015           2,988,549           22,534
        GBP          53,600              8/08/06              98,922              99,112              190
        IDR   1,304,364,437              7/24/06             137,736             140,151            2,415
        JPY   1,785,459,951    7/18/06 - 8/17/06          16,352,265          15,639,992         (712,273)
        KRW     154,845,271              8/07/06             163,468             163,411              (57)
        MXN       2,481,351              7/17/06             216,218             218,820            2,602
        MYR         506,816              7/24/06             138,455             138,040             (415)
        NOK         593,608              7/17/06              95,254              95,432              178
        NZD       2,540,979              8/08/06           1,563,031           1,542,523          (20,508)
        SEK       5,470,501    8/08/06 - 8/10/06             773,068             762,586          (10,482)
        SGD         559,934    7/03/06 - 8/03/06             352,278             353,971            1,693
        TRY         342,988    7/06/06 - 7/24/06             216,487             215,877             (610)
                                                         -----------         -----------          -------
                                                         $24,385,055         $23,680,232        $(704,823)
                                                         ===========         ===========          =======

At June 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $132,970 with Merrill Lynch International.

At June 30, 2006, the series had sufficient cash and/or securities to cover any commitments under all derivative contracts.

                        See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

GOVERNMENT SECURITIES SERIES

BONDS -- 97.4%

Issuer                                            Shares/Par          Value ($)

AGENCY - OTHER - 6.2%
Financing Corp., 9.4%, 2018 .................    $  5,475,000      $  7,224,553
Financing Corp., 9.8%, 2018 .................       7,760,000        10,527,495
Financing Corp., 10.35%, 2018 ...............       7,065,000         9,957,679
Financing Corp., STRIPS, 0%, 2017 ...........       8,940,000         4,789,757
Resolution Funding Corp., 8.875%, 2020 ......       6,000,000         7,809,396
                                                                   ------------
                                                                   $ 40,308,880
                                                                   ------------
MORTGAGE BACKED - 48.5%
Fannie Mae, 4.79%, 2012 .....................    $  6,259,642      $  5,959,915
Fannie Mae, 4.73%, 2012 .....................         712,685           678,019
Fannie Mae, 5%, 2013 - 2027 .................      21,302,980        20,647,785
Fannie Mae, 5.37%, 2013 .....................       1,110,760         1,090,107
Fannie Mae, 4.8%, 2013 ......................         605,481           577,768
Fannie Mae, 4.543%, 2013 ....................         956,193           899,743
Fannie Mae, 4.845%, 2013 ....................       1,804,431         1,720,680
Fannie Mae, 5.06%, 2013 .....................         712,638           689,317
Fannie Mae, 4.65%, 2013 .....................       1,684,381         1,614,977
Fannie Mae, 4.45%, 2014 .....................       2,158,271         2,005,310
Fannie Mae, 4.771%, 2014 ....................       3,243,840         3,081,172
Fannie Mae, 4.6%, 2014 ......................         869,506           814,567
Fannie Mae, 4.667%, 2014 ....................       5,253,161         4,941,661
Fannie Mae, 4.518%, 2014 ....................       1,130,785         1,054,115
Fannie Mae, 4.77%, 2014 .....................         747,514           705,048
Fannie Mae, 4.847%, 2014 ....................       6,031,251         5,726,849
Fannie Mae, 5.1%, 2014 ......................         930,499           893,633
Fannie Mae, 4.82%, 2014 - 2015 ..............       3,125,768         2,948,262
Fannie Mae, 4.62%, 2015 .....................       1,568,624         1,463,194
Fannie Mae, 4.69%, 2015 .....................         618,493           579,199
Fannie Mae, 4.85%, 2015 .....................         618,109           584,710
Fannie Mae, 4.56%, 2015 .....................       1,122,780         1,042,032
Fannie Mae, 4.665%, 2015 ....................         757,933           708,260
Fannie Mae, 4.7%, 2015 ......................         869,245           814,066
Fannie Mae, 4.89%, 2015 .....................         610,048           578,400
Fannie Mae, 4.74%, 2015 .....................         700,000           656,247
Fannie Mae, 4.87%, 2015 .....................         651,811           616,692
Fannie Mae, 4.925%, 2015 ....................       2,424,062         2,304,565
Fannie Mae, 4.815%, 2015 ....................         824,000           775,438
Fannie Mae, 5.479%, 2015 ....................       1,591,151         1,564,348
Fannie Mae, 5.423%, 2016 ....................       1,442,088         1,407,162
Fannie Mae, 6.5%, 2016 - 2036 ...............      15,043,176        15,185,605
Fannie Mae, 4.996%, 2017 ....................       2,315,888         2,216,599
Fannie Mae, 7.5%, 2017 - 2031 ...............       1,799,133         1,865,884
Fannie Mae, 5.5%, 2017 - 2035 ...............      72,953,945        70,589,718
Fannie Mae, 6%, 2017 - 2034 .................       6,814,131         6,823,639
Fannie Mae, 4.5%, 2019 ......................      27,921,040        26,424,848
Fannie Mae, 4.88%, 2020 .....................         660,453           638,395
Freddie Mac, 4.5%, 2013 - 2015 ..............       4,187,566         4,122,134
Freddie Mac, 4.375%, 2015 ...................       4,348,465         4,192,964
Freddie Mac, 5%, 2016 - 2025 ................      19,576,759        19,304,689
Freddie Mac, 6%, 2021 - 2035 ................      32,802,747        32,427,433
Freddie Mac, 5.5%, 2025 - 2035 ..............      49,007,484        47,247,629
Freddie Mac, 6.5%, 2032 .....................       5,451,491         5,502,737
Ginnie Mae, 5.5%, 2033 - 2034 ...............      10,841,900        10,519,724
                                                                   ------------
                                                                   $316,205,239
                                                                   ------------
U.S. GOVERNMENT AGENCIES - 22.2%
Aid-Egypt, 4.45%, 2015 ......................    $  3,299,000      $  3,065,111
Aid-Israel, 0%, 2021 - 2024 .................      13,832,000         5,310,583
Aid-Israel, 5.5%, 2023 ......................       7,403,000         7,346,115
Aid-Lebanon, 7.62%, 2009 ....................       3,798,085         3,917,345
Aid-Peru, 9.98%, 2008 .......................       1,364,949         1,420,298
Empresa Energetica Cornito Ltd., 6.07%, 2010        5,629,000         5,662,718
Fannie Mae, 4.25%, 2009 .....................       7,277,000         7,051,457
Federal Home Loan Bank, 4.625%, 2008 ........      16,000,000        15,791,568
Freddie Mac, 4.2%, 2007 .....................       3,706,000         3,641,605
Freddie Mac, 4.875%, 2009 - 2013 ............       7,439,000         7,295,343
Freddie Mac, 7%, 2010 .......................       8,626,000         9,061,018
Overseas Private Investment Corp., 0%, 2007 .       3,569,762         3,654,544
Small Business Administration, 8.4%, 2007 ...           3,246             3,272
Small Business Administration, 9.65%, 2007 ..           4,233             4,297
Small Business Administration, 10.05%, 2009 .           4,489             4,649
Small Business Administration, 9.05%, 2009 ..          11,851            12,233
Small Business Administration, 8.7%, 2009 ...          80,624            83,295
Small Business Administration, 6.35%, 2021 ..       2,578,188         2,638,368
Small Business Administration, 6.34%, 2021 ..       2,422,707         2,479,124
Small Business Administration, 6.44%, 2021 ..       2,888,620         2,965,437
Small Business Administration, 6.625%, 2021 .       3,354,825         3,467,617
Small Business Administration, 6.07%, 2022 ..       2,733,365         2,771,527
Small Business Administration, 4.98%, 2023 ..       1,727,640         1,649,969
Small Business Administration, 4.89%, 2023 ..       4,303,442         4,083,825
Small Business Administration, 4.72%, 2024 ..       4,511,603         4,235,458
Small Business Administration, 4.34%, 2024 ..       2,434,204         2,223,732
Small Business Administration, 4.77%, 2024 ..       3,240,303         3,047,297
Small Business Administration, 5.52%, 2024 ..       2,457,559         2,420,138
Small Business Administration, 5.19%, 2024 ..       2,635,700         2,545,887
Small Business Administration, 4.99%, 2024 ..       2,869,687         2,733,333
Small Business Administration, 4.86%, 2024 ..       2,152,361         2,031,049
Small Business Administration, 4.88%, 2024 ..       1,979,221         1,868,887
Small Business Administration, 4.87%, 2024 ..       2,569,612         2,423,068
Small Business Administration, 5.11%, 2025 ..       2,306,629         2,207,894
Small Business Administration, 4.76%, 2025 ..       3,888,796         3,626,359
Tennessee Valley Authority STRIPS,
  0% to 2012, 8.25% to 2042 .................      12,654,000         9,657,533
U.S. Department of Housing & Urban
  Development, 6.36%, 2016 ..................       6,000,000         6,133,092
U.S. Department of Housing & Urban
  Development, 6.59%, 2016 ..................       5,744,000         5,791,279
                                                                   ------------
                                                                   $144,326,324
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 20.5%
U.S. Treasury Bonds, 6.875%, 2025 ...........    $    504,000      $    597,634
U.S. Treasury Bonds, 6%, 2026 ...............      14,839,000        16,073,649
U.S. Treasury Bonds, 6.25%, 2030 ............         579,000           655,808
U.S. Treasury Bonds, 4.5%, 2036 .............      11,548,000        10,354,410
U.S. Treasury Notes, 5.5%, 2008 .............       9,625,000         9,675,377
U.S. Treasury Notes, 6.5%, 2010 (f) .........      87,274,000        91,184,312
U.S. Treasury Notes, TIPS, 3.875%, 2009 .....       4,746,190         4,916,013
                                                                   ------------
                                                                   $133,457,203
                                                                   ------------
    TOTAL BONDS
      (IDENTIFIED COST, $653,928,753) .......................      $634,297,646
                                                                   ------------

REPURCHASE AGREEMENTS - 1.5%

Goldman Sachs, 5.21%, dated 6/30/06,
  due 7/03/06, total to be received
  $9,787,247 (secured by various U.S.
  Treasury and Federal Agency obligations
  in a jointly traded account), at Cost .....    $  9,783,000      $  9,783,000
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $663,711,753) (k) ...................      $644,080,646
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES - 1.1% ...................................         7,042,771
                                                                    -----------
    NET ASSETS - 100.0% .....................................       $651,123,417
                                                                    ============

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2006:

                                                                   Unrealized
                                                     Expiration   Appreciation
Description                 Contracts     Value         Date     (Depreciation)

U.S. Treasury Bond (Short)      56     $ 5,972,750     Sep-06      $ 11,539
U.S. Treasury Note 10 yr
  (Short) .................    249      26,109,984     Sep-06       199,911
                                                                    -------
                                                                   $211,450
                                                                   ========

At June 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

HIGH YIELD SERIES

BONDS -- 91.8%

Issuer                                              Shares/Par        Value ($)
ADVERTISING & BROADCASTING - 3.7%
Allbritton Communications Co., 7.75%, 2012 ..    $  1,828,000      $  1,809,715
EchoStar DBS Corp., 6.375%, 2011 ............       1,175,000         1,125,060
Granite Broadcasting Corp., 9.75%, 2010 .....       1,260,000         1,152,900
Hughes Network Systems LLC, 9.5%, 2014 (a) ..         945,000           926,100
Intelsat Ltd., 9.25%, 2016 (a) ..............       1,015,000         1,047,983
Intelsat Ltd., 11.25%, 2016 (a) .............         355,000           363,870
Intelsat Ltd., 0% to 2010, 9.25% to 2015 (a)        1,590,000         1,097,100
Intelsat Subsidiary Holding Co. Ltd.,
  8.625%, 2015 ..............................         650,000           651,625
ION Media Networks, Inc., FRN,
  11.3183%, 2013 (a) ........................       1,760,000         1,764,400
XM Satellite Radio, Inc., 9.75%, 2014 (a) ...       1,605,000         1,468,575
Young Broadcasting, Inc., 10%, 2011 .........         805,000           716,450
                                                                   ------------
                                                                   $ 12,123,778
                                                                   ------------

AEROSPACE - 1.0%
Argo-Tech Corp., 9.25%, 2011 ................    $  1,275,000      $  1,313,250
DRS Technologies, Inc., 7.625%, 2018 ........       2,150,000         2,139,250
                                                                   ------------
                                                                   $  3,452,500
                                                                   ------------

AIRLINES - 0.7%
Continental Airlines, Inc., 6.9%, 2017 ......    $    357,382      $    334,219
Continental Airlines, Inc., 6.748%, 2017 ....         336,217           317,725
Continental Airlines, Inc., 6.795%, 2018 ....         611,937           577,432
Continental Airlines, Inc., 7.566%, 2020 ....       1,142,662         1,112,269
                                                                   ------------
                                                                   $  2,341,645
                                                                   ------------

APPAREL MANUFACTURERS - 0.5%
Levi Strauss & Co., 12.25%, 2012 ............    $    830,000      $    917,150
Levi Strauss & Co., 9.75%, 2015 .............         625,000           625,000
                                                                   ------------
                                                                   $  1,542,150
                                                                   ------------

ASSET BACKED & SECURITIZED - 2.4%
Anthracite CDO Ltd., 6%, 2037 (a) ...........    $  1,300,000      $  1,113,074
Arbor Realty Mortgage Securities, FRN,
  7.3747%, 2041 (a) .........................         740,911           740,689
Asset Securitization Corp., FRN, 8.2937%, 2029        754,009           776,255
Babson CDO Ltd., "D", FRN, 6.8528%, 2018 (a)          670,000           670,000
CW Capital Cobalt CDO Ltd., "F", FRN,
  6.44%, 2050 (a) ...........................         500,000           499,805
CW Capital Ltd., CDO, 6.23%, 2045 (a) .......         950,000           892,364
Deutsche Mortgage & Asset Receiving Corp.,
  7.5%, 2031 ................................       1,100,000         1,183,163
First Union National Bank Commercial
  Mortgage Corp., 6.75%, 2032 ...............         855,000           845,311
GMAC Commercial Mortgage Securities, Inc.,
  FRN, 7.9165%, 2034 (a) ....................         882,000           942,508
Wachovia Bank Commericial Real Estate, CDO,
  6.52%, 2026 (a)(p) ........................         376,000           376,000
                                                                   ------------
                                                                   $  8,039,169
                                                                   ------------

AUTOMOTIVE - 8.3%
American Axle & Manufacturing, Inc.,
  5.25%, 2014 ...............................    $  1,025,000      $    850,750
Cooper Standard Automotive, Inc.,
  8.375%, 2014 ..............................       2,000,000         1,577,500
Ford Motor Credit Co., 4.95%, 2008 ..........         980,000           922,532
Ford Motor Credit Co., 6.625%, 2008 .........       2,518,000         2,396,617
Ford Motor Credit Co., 5.625%, 2008 .........       1,450,000         1,341,343
Ford Motor Credit Co., 5.8%, 2009 ...........       2,665,000         2,434,659
Ford Motor Credit Co., 8.625%, 2010 .........       1,065,000           996,219
Ford Motor Credit Co., 7%, 2013 .............       2,026,000         1,743,653
General Motors Acceptance Corp.,
  6.75%, 2014 ...............................       7,649,000         7,104,544
General Motors Acceptance Corp., 8%, 2031 ...       4,586,000         4,407,834
General Motors Corp., 8.375%, 2033 ..........         864,000           695,520
Goodyear Tire & Rubber Co., 9%, 2015 ........       2,495,000         2,382,725
Lear Corp., 5.75%, 2014 .....................         485,000           395,275
                                                                   ------------
                                                                   $ 27,249,171
                                                                   ------------

BROADCAST & CABLE TV - 3.7%
Cablevision Systems Corp., 8%, 2012 .........    $    870,000      $    858,038
CCH I Holdings LLC, 9.92%, 2014 .............       1,156,000           693,600
CCH I Holdings LLC, 11%, 2015 ...............       5,224,000         4,571,000
CCH II Holdings LLC, 10.25%, 2010 ...........       1,070,000         1,072,675
CCO Holdings LLC, 8.75%, 2013 ...............         665,000           648,375
Corsair, FRN, 11.355%, 2016 .................         200,000           200,000
CSC Holdings, Inc., 8.125%, 2009 ............       1,645,000         1,673,788
CSC Holdings, Inc., 7.25%, 2012 (a) .........       1,085,000         1,047,025
Mediacom LLC, 9.5%, 2013 ....................       1,340,000         1,333,300
                                                                   ------------
                                                                   $ 12,097,801
                                                                   ------------

BUILDING - 2.2%
Goodman Global Holdings, Inc., 7.875%, 2012 .    $  2,645,000      $  2,525,975
Interface, Inc., 10.375%, 2010 ..............         943,000         1,031,406
Interface, Inc., 9.5%, 2014 .................         170,000           175,525
Nortek Holdings, Inc., 8.5%, 2014 ...........       1,050,000         1,015,875
Nortek Holdings, Inc., 0% to 2009,
  10.75% to 2014 ............................       3,597,000         2,603,329
                                                                   ------------
                                                                   $  7,352,110
                                                                   ------------

BUSINESS SERVICES - 2.3%
Iron Mountain, Inc., 8.625%, 2013 ...........    $    680,000      $    680,000
Iron Mountain, Inc., 7.75%, 2015 ............         720,000           687,600
Nortel Networks Ltd., 10.75%, 2016 (a) ......         740,000           752,950
Northern Telecom Corp., 6.875%, 2023 ........         685,000           548,000
SunGard Data Systems, Inc.,
  10.25%, 2015 (a) ..........................       2,135,000         2,207,056
Xerox Corp., 7.625%, 2013 ...................       2,710,000         2,730,325
                                                                   ------------
                                                                   $  7,605,931
                                                                   ------------

CHEMICALS - 5.3%
Basell AF SCA, 8.375%, 2015 (a) .............    $  3,198,000      $  3,074,078
BCP Crystal Holdings Corp., 9.625%, 2014 ....         693,000           751,905
Crystal U.S. Holdings LLC, "A", 0% to 2009,
  10% to 2014 ...............................         348,000           275,790
Crystal U.S. Holdings LLC, "B",
  0% to 2009, 10.5% to 2014 .................       2,947,000         2,306,028
Equistar Chemicals, 10.625%, 2011 ...........         360,000           386,550
Equistar Chemicals, LP, 10.125%, 2008 .......         695,000           731,488
Hexion U.S. Financial Corp., 9%, 2014 .......       1,225,000         1,240,313
Huntsman International LLC, 10.125%, 2009 ...       1,161,000         1,178,415
Huntsman International LLC,
  7.875%, 2015 (a) ..........................       1,440,000         1,350,000
KI Holdings, Inc., 0% to 2009, 9.875% to 2014       1,960,000         1,401,400
Lyondell Chemical Co., 9.5%, 2008 ...........         400,000           411,000
Lyondell Chemical Co., 11.125%, 2012 ........         750,000           813,750
Nalco Co., 7.75%, 2011 ......................       1,145,000         1,142,138
Nalco Co., 8.875%, 2013 .....................       2,580,000         2,599,350
                                                                   ------------
                                                                   $ 17,662,205
                                                                   ------------

CONSTRUCTION - 1.1%
Beazer Homes USA, Inc., 6.875%, 2015 ........    $  1,260,000      $  1,146,600
Technical Olympic USA, Inc., 7.5%, 2015 .....       1,170,000           974,025
WCI Communities, Inc., 7.875%, 2013 .........       1,145,000         1,004,738
WCI Communities, Inc., 6.625%, 2015 .........         625,000           518,750
                                                                   ------------
                                                                   $  3,644,113
                                                                   ------------

CONSUMER GOODS & SERVICES - 2.4%
GEO Group, Inc., 8.25%, 2013 ................    $  1,595,000      $  1,595,000
Jarden Corp., 9.75%, 2012 ...................         835,000           851,700
Playtex Products, Inc., 9.375%, 2011 ........       1,025,000         1,067,281
Revlon Consumer Products Corp., 9.5%, 2011 ..       1,895,000         1,658,125
Samsonite Corp., 8.875%, 2011 ...............       1,145,000         1,187,938
Service Corp. International, 8%, 2017 (a) ...       1,205,000         1,126,675
Simmons Co., 7.875%, 2014 ...................         300,000           280,500
Visant Holding Corp., 8.75%, 2013 (a) .......         245,000           236,425
                                                                   ------------
                                                                   $  8,003,644
                                                                   ------------
CONTAINERS - 2.1%
Crown Americas, 7.75%, 2015 (a) .............    $  1,080,000      $  1,063,800
Graham Packaging Co. LP, 9.875%, 2014 .......       2,335,000         2,311,650
Owens-Brockway Glass Container, Inc.,
  8.25%, 2013 ...............................       3,515,000         3,523,788
                                                                   ------------
                                                                   $  6,899,238
                                                                   ------------
DEFENSE ELECTRONICS - 0.8%
L-3 Communications Corp., 5.875%, 2015 ......    $  1,435,000      $  1,338,138
L-3 Communications Holdings, Inc.,
  6.125%, 2014 ..............................       1,295,000         1,230,250
                                                                   ------------
                                                                   $  2,568,388
                                                                   ------------
ELECTRONICS - 0.7%
Flextronics International Ltd., 6.5%, 2013 ..    $    730,000      $    693,500
Magnachip Semiconductor S.A., 8%, 2014 ......         155,000           128,650
Sensata Technologies B.V., 8%, 2014 (a) .....       1,690,000         1,630,850
                                                                   ------------
                                                                   $  2,453,000
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.3%
Gazprom OAO, 9.625%, 2013 (a) ...............    $    610,000      $    699,213
Gazprom OAO, 8.625%, 2034 (a) ...............         224,000           257,040
                                                                   ------------
                                                                   $    956,253
                                                                   ------------
EMERGING MARKET SOVEREIGN - 0.2%
Federative Republic of Brazil, 8.875%, 2019 .    $    296,000      $    329,744
Russian Ministry of Finance, 12.75%, 2028 ...         243,000           410,354
                                                                   ------------
                                                                   $    740,098
                                                                   ------------
ENERGY - INDEPENDENT - 3.4%
Chesapeake Energy Corp., 7%, 2014 ...........    $  1,868,000      $  1,807,290
Chesapeake Energy Corp., 6.375%, 2015 .......       2,475,000         2,295,563
Chesapeake Energy Corp., 6.875%, 2016 .......       2,210,000         2,088,450
Hilcorp Energy I, 9%, 2016 (a) ..............         605,000           609,538
Newfield Exploration Co., 6.625%, 2014 ......       2,060,000         1,962,150
Quicksilver Resources, Inc., 7.125%, 2016 ...       1,650,000         1,546,875
Whiting Petroleum Corp., 7%, 2014 ...........       1,120,000         1,058,400
                                                                   ------------
                                                                   $ 11,368,266
                                                                   ------------
ENTERTAINMENT - 1.4%
AMC Entertainment, Inc., 9.5%, 2011 .........    $    886,000      $    870,495
AMC Entertainment, Inc., 11%, 2016 ..........         850,000           909,500
Six Flags, Inc., 8.875%, 2010 ...............       1,030,000           978,500
Six Flags, Inc., 9.75%, 2013 ................       2,020,000         1,855,875
                                                                   ------------
                                                                   $  4,614,370
                                                                   ------------
FOOD & NON ALCOHOLIC BEVERAGES - 0.7%
B&G Foods Holding Corp., 8%, 2011 ...........    $    990,000      $    990,000
Michael Foods, Inc., 8%, 2013 ...............       1,405,000         1,380,413
                                                                   ------------
                                                                   $  2,370,413
                                                                   ------------
FOREST & PAPER PRODUCTS - 3.9%
Buckeye Technologies, Inc., 8%, 2010 ........    $    365,000      $    333,975
Buckeye Technologies, Inc., 8.5%, 2013 ......       2,165,000         2,056,750
Graphic Packaging International Corp.,
  9.5%, 2013 ................................       2,700,000         2,673,000
Jefferson Smurfit Corp., 8.25%, 2012 ........       4,215,000         3,951,563
JSG Funding LLC, 11.5%, 2015 (a)(p) ........  EUR     919,471      $  1,199,101
JSG Funding PLC, 7.75%, 2015 ................    $    150,000           135,750
MDP Acquisitions PLC, 9.625%, 2012 ..........       1,145,000         1,179,350
Millar Western Forest Products Ltd.,
  7.75%, 2013 ...............................         740,000           562,400
Stone Container Corp., 7.375%, 2014 .........         855,000           756,675
                                                                   ------------
                                                                   $ 12,848,564
                                                                   ------------
GAMING & LODGING - 6.6%
Boyd Gaming Corp., 6.75%, 2014 ..............    $  1,065,000      $  1,010,419
Caesars Entertainment, Inc., 8.125%, 2011 ...       1,040,000         1,095,900
Greektown Holdings, 10.75%, 2013 (a) ........       1,260,000         1,329,300
Host Marriott LP, 7.125%, 2013 ..............         870,000           866,738
Host Marriott LP, 6.375%, 2015 ..............         695,000           653,300
Majestic Star Casino LLC, 9.75%, 2011 (a) ...         990,000           992,475
Mandalay Resort Group, 9.375%, 2010 .........       1,085,000         1,141,963
MGM Mirage, Inc., 8.5%, 2010 ................       1,165,000         1,210,144
MGM Mirage, Inc., 8.375%, 2011 ..............       1,725,000         1,768,125
MGM Mirage, Inc., 6.75%, 2013 (a) ...........       1,125,000         1,072,969
MGM Mirage, Inc., 5.875%, 2014 ..............         485,000           434,681
MGM Mirage, Inc., 6.875%, 2016 (a) ..........       1,010,000           943,088
Pinnacle Entertainment, Inc., 8.25%, 2012 ...       1,055,000         1,057,638
Pokagon Gaming Authority,
  10.375%, 2014 (a) .........................       1,055,000         1,090,606
Starwood Hotels & Resorts Worldwide, Inc.,
  7.875%, 2012 ..............................       2,560,000         2,672,000
Station Casinos, Inc., 6.5%, 2014 ...........         710,000           660,300
Station Casinos, Inc., 6.875%, 2016 .........          80,000            74,600
Trump Entertainment Resorts Holdings, Inc.,
  8.5%, 2015 ................................       2,195,000         2,109,944
Wynn Las Vegas LLC, 6.625%, 2014 ............       1,810,000         1,705,925
                                                                   ------------
                                                                   $ 21,890,115
                                                                   ------------
INDUSTRIAL - 3.1%
Amsted Industries, Inc., 10.25%, 2011 (a) ...    $  1,720,000      $  1,840,400
Blount, Inc., 8.875%, 2012 ..................         305,000           303,475
Da-Lite Screen Co., Inc., 9.5%, 2011 ........         785,000           832,100
Education Management LLC, 8.75%, 2014 (a) ...         735,000           727,650
Education Management LLC, 10.25%, 2016 (a) ..         470,000           467,650
Interline Brands, Inc., 8.125%, 2014 (a) ....         510,000           508,725
JohnsonDiversey Holdings, Inc., "B",
  9.625%, 2012 ..............................       2,075,000         2,064,625
JohnsonDiversey Holdings, Inc.,
  0% to 2007, 10.67% to 2013 ................       1,744,000         1,482,400
Knowledge Learning Corp., 7.75%, 2015 (a) ...         725,000           663,375
Milacron Escrow Corp., 11.5%, 2011 ..........       1,580,000         1,465,450
                                                                   ------------
                                                                   $ 10,355,850
                                                                   ------------
INSURANCE - 0.6%
UnumProvident Corp., 7.625%, 2011 ...........    $    526,000      $    548,085
UnumProvident Corp., 6.85%, 2015 (a) ........       1,574,000         1,547,341
                                                                   ------------
                                                                   $  2,095,426
                                                                   ------------
MACHINERY & TOOLS - 2.0%
Case Corp., 7.25%, 2016 .....................    $  1,440,000      $  1,360,800
Case New Holland, Inc., 9.25%, 2011 .........         540,000           568,350
Case New Holland, Inc., 7.125%, 2014 (a) ....       2,680,000         2,559,400
Terex Corp., 10.375%, 2011 ..................         507,000           536,153
Terex Corp., 9.25%, 2011 ....................         400,000           425,000
Terex Corp., 7.375%, 2014 ...................       1,010,000         1,004,950
                                                                   ------------
                                                                   $  6,454,653
                                                                   ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.8%
CDRV Investors, Inc., 0% to 2010,
  9.625% to 2015 ............................    $  2,465,000      $  1,663,875
DaVita, Inc., 6.625%, 2013 ..................         740,000           703,000
DaVita, Inc., 7.25%, 2015 ...................       1,550,000         1,488,000
Extendicare Health Services, Inc.,
  6.875%, 2014 ..............................       1,215,000         1,269,675
HCA, Inc., 7.875%, 2011 .....................       2,140,000         2,186,078
HCA, Inc., 6.375%, 2015 .....................       2,550,000         2,362,700
HealthSouth Corp., 10.75%, 2016 (a) .........       2,310,000         2,263,800
Omnicare, Inc., 6.875%, 2015 ................       2,130,000         2,023,500
Select Medical Corp., 7.625%, 2015 ..........       1,180,000         1,026,600
Tenet Healthcare Corp., 9.875%, 2014 ........       1,145,000         1,145,000
Triad Hospitals, Inc., 7%, 2013 .............       1,385,000         1,346,913
US Oncology, Inc., 10.75%, 2014 .............       1,535,000         1,665,475
                                                                   ------------
                                                                   $ 19,144,616
                                                                   ------------
METALS & MINING - 1.4%
Arch Western Finance LLC, 6.75%, 2013 .......    $    915,000      $    876,113
Massey Energy Co., 6.875%, 2013 .............       2,565,000         2,385,450
Peabody Energy Corp., 5.875%, 2016 ..........       1,565,000         1,431,975
                                                                   ------------
                                                                   $  4,693,538
                                                                   ------------
NATURAL GAS - DISTRIBUTION - 0.5%
AmeriGas Partners LP, 7.25%, 2015 ...........    $    845,000      $    798,525
AmeriGas Partners LP, 7.125%, 2016 ..........         990,000           928,125
                                                                   ------------
                                                                   $  1,726,650
                                                                   ------------
NATURAL GAS - PIPELINE - 2.2%
ANR Pipeline Co., 9.625%, 2021 ..............    $    875,000      $  1,020,553
Atlas Pipeline Partners LP, 8.125%, 2015 (a)        1,070,000         1,065,988
Colorado Interstate Gas Co., 5.95%, 2015 ....         790,000           717,935
El Paso Energy Corp., 7%, 2011 ..............       1,905,000         1,878,806
El Paso Energy Corp., 7.75%, 2013 ...........       1,000,000         1,007,500
Transcontinental Gas Pipe Line Corp.,
  7%, 2011 ..................................         750,000           757,500
Williams Cos., Inc., 7.125%, 2011 ...........         733,000           733,000
                                                                   ------------
                                                                   $  7,181,282
                                                                   ------------
NETWORK & TELECOM - 3.7%
Cincinnati Bell, Inc., 8.375%, 2014 .........    $  1,470,000      $  1,447,950
Citizens Communications Co., 9.25%, 2011 ....       1,601,000         1,721,075
Citizens Communications Co., 9%, 2031 .......       1,975,000         1,999,688
Hawaiian Telecom Communications, Inc.,
  9.75%, 2013 ...............................         935,000           951,363
Hawaiian Telecom Communications, Inc.,
  12.5%, 2015 ...............................         290,000           303,775
Nordic Telephone Co. Holdings,
  8.875%, 2016 (a) ..........................         860,000           883,650
Qwest Corp., 7.875%, 2011 ...................       1,095,000         1,108,688
Qwest Corp., 8.875%, 2012 ...................       1,625,000         1,714,375
Time Warner Telecom Holdings, Inc.,
  9.25%, 2014 ...............................         500,000           512,500
Verizon New York, Inc., 7.375%, 2032 ........         800,000           788,626
Windstream Corp., 8.625%, 2016 (a) ..........         755,000           767,269
                                                                   ------------
                                                                   $ 12,198,959
                                                                   ------------
OIL SERVICES - 1.1%
Basic Energy Services, Inc.,
  7.125%, 2016 (a) ..........................    $  1,340,000      $  1,246,200
GulfMark Offshore, Inc., 7.75%, 2014 ........       1,190,000         1,160,250
Hanover Compressor Co., 9%, 2014 ............       1,055,000         1,102,475
                                                                   ------------
                                                                   $  3,508,925
                                                                   ------------
PHARMACEUTICALS - 0.4%
Warner Chilcott Corp., 8.75%, 2015 ..........    $  1,425,000      $  1,467,750
                                                                   ------------

PRINTING & PUBLISHING - 3.8%
American Media Operations, Inc.,
  8.875%, 2011 ..............................    $  1,345,000      $  1,190,325
Dex Media, Inc., 0% to 2008, 9% to 2013 .....       3,710,000         3,125,675
Dex Media, Inc., 0% to 2008, 9% to 2013 .....       1,710,000         1,440,675
MediaNews Group, Inc., 6.875%, 2013 .........       1,895,000         1,724,450
PRIMEDIA, Inc., 8.875%, 2011 ................         765,000           734,400
PRIMEDIA, Inc., 8%, 2013 ....................         780,000           698,100
R.H. Donnelley Corp., 8.875%, 2016 (a) ......       1,730,000         1,745,138
WDAC Subsidiary Corp., 8.375%, 2014 (a) .....       1,835,000         1,802,888
                                                                   ------------
                                                                   $ 12,461,651
                                                                   ------------
RAILROAD & SHIPPING - 0.3%
TFM S.A. de C.V., 9.375%, 2012 ..............    $    931,000      $    991,515
TFM S.A. de C.V., 12.5%, 2012 ...............         132,000           145,530
                                                                   ------------
                                                                   $  1,137,045
                                                                   ------------
RESTAURANTS - 0.3%
Denny's Corp. Holdings, Inc., 10%, 2012 .....    $    850,000      $    845,750
                                                                   ------------

RETAILERS - 2.6%
Buhrmann U.S., Inc., 7.875%, 2015 ...........    $  1,550,000      $  1,530,625
Couche-Tard, Inc., 7.5%, 2013 ...............       1,045,000         1,039,775
Dollar General Corp., 8.625%, 2010 ..........         765,000           805,163
Jean Coutu Group (PJC), Inc., 7.625%, 2012 ..         915,000           887,550
Jean Coutu Group (PJC), Inc., 8.5%, 2014 ....       1,015,000           933,800
Neiman Marcus Group, Inc., 9%, 2015 (a) .....       1,065,000         1,112,925
Neiman Marcus Group, Inc.,
  10.375%, 2015 (a) .........................         650,000           690,625
Steinway Musical Instruments, Inc.,
  7%, 2014 (a) ..............................       1,510,000         1,460,925
                                                                   ------------
                                                                   $  8,461,388
                                                                   ------------
SPECIALTY STORES - 0.9%
GSC Holdings Corp., 8%, 2012 ................    $  1,945,000      $  1,945,000
Payless ShoeSource, Inc., 8.25%, 2013 .......       1,085,000         1,121,619
                                                                   ------------
                                                                   $  3,066,619
                                                                   ------------
STEEL - 0.4%
Chaparral Steel Co., 10%, 2013 ..............    $  1,270,000      $  1,384,300
                                                                   ------------

SUPERMARKETS - 0.1%
Jitney Jungle Stores of America, Inc.,
  10.375%, 2007 (d) .........................    $    250,000      $          0
Pathmark Stores, Inc., 8.75%, 2012 ..........         495,000           470,250
                                                                   ------------
                                                                   $    470,250
                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 2.1%
Alamosa Holdings, Inc., 12%, 2009 ...........    $  1,167,000      $  1,239,938
Centennial Communications Corp., 10%, 2013 ..         300,000           297,000
Centennial Communications Corp.,
  10.125%, 2013 .............................         655,000           689,388
Rogers Wireless, Inc., 6.375%, 2014 .........       1,380,000         1,314,450
Rogers Wireless, Inc., 7.5%, 2015 ...........         990,000           999,900
Rural Cellular Corp., 9.875%, 2010 ..........       1,200,000         1,234,500
Wind Acquisition Finance S.A.,
  10.75%, 2015 (a) ..........................         960,000         1,020,000
                                                                   ------------
                                                                   $  6,795,176
                                                                   ------------
TOBACCO - 0.6%
Reynolds American, Inc., 7.25%, 2012 (a) ....    $  1,040,000      $  1,019,200
Reynolds American, Inc., 7.3%, 2015 (a) .....         865,000           837,969
                                                                   ------------
                                                                   $  1,857,169
                                                                   ------------

TRANSPORTATION - SERVICES - 1.4%
Hertz Corp., 8.875%, 2014 (a) ...............    $  2,060,000      $  2,111,500
Stena AB, 9.625%, 2012 ......................         435,000           462,188
Stena AB, 7%, 2016 ..........................       1,311,000         1,206,120
Westinghouse Air Brake Technologies Corp.,
  6.875%, 2013 ..............................         695,000           677,625
                                                                   ------------
                                                                   $  4,457,433
                                                                   ------------
UTILITIES - ELECTRIC POWER - 4.8%
Edison Mission Energy, 7.75%, 2016 (a) ......    $    775,000      $    761,438
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 ...............................       1,005,000         1,081,941
Enersis S.A., 7.375%, 2014 ..................         529,000           535,543
Midwest Generation LLC, 8.75%, 2034 .........       1,970,000         2,088,200
Mirant North America LLC, 7.375%, 2013 (a) ..       2,910,000         2,808,150
Mission Energy Holding Co., 13.5%, 2008 .....       1,015,000         1,131,725
NRG Energy, Inc., 7.375%, 2016 ..............       4,410,000         4,299,750
Reliant Energy, Inc., 6.75%, 2014 ...........         210,000           193,200
Reliant Resources, Inc., 9.25%, 2010 ........         435,000           435,000
Reliant Resources, Inc., 9.5%, 2013 .........         635,000           638,175
TXU Corp., 5.55%, 2014 ......................       1,900,000         1,723,330
                                                                   ------------
                                                                   $ 15,696,452
                                                                   ------------
    TOTAL BONDS
      (IDENTIFIED COST, $309,659,460) .......................      $303,283,804
                                                                   ------------

FLOATING RATE LOANS (g)(r) - 1.5%
AUTOMOTIVE - 0.4%
Lear Corp., Term Loan, 7.93%, 2012 ..........    $  1,297,010      $  1,285,257
                                                                   ------------

CONTAINERS - 0.4%
Bluegrass Container Co. LLC, Second Lien
  Term Loan, 2013 (o) .......................    $  1,200,000      $  1,200,000
                                                                   ------------

GAMING & LODGING - 0.7%
Gulfside Casino, Inc., Term Loan B, 2012 (o)     $  2,303,222      $  2,303,222
                                                                   ------------
    TOTAL FLOATING RATE LOANS
      (IDENTIFIED COST, $4,801,046) .........................      $  4,788,479
                                                                   ------------

COMMON STOCKS - 1.6%
AUTOMOTIVE - 0.5%
Magna International, Inc., "A" ..............          22,400      $  1,612,128
                                                                   ------------

CHEMICALS - 0.3%
Huntsman Corp. (n) ..........................          51,600      $    893,712
                                                                   ------------

CONTAINERS - 0.3%
Crown Holdings, Inc. (n) ....................          65,900      $  1,026,063
                                                                   ------------

ENERGY - INDEPENDENT - 0.3%
Foundation Coal Holdings, Inc. ..............          18,670      $    876,183
                                                                   ------------

METALS & MINING - 0.0%
Oxford Automotive, Inc. (n) .................              21      $          0
                                                                   ------------

PRINTING & PUBLISHING - 0.0%
Golden Books Family Entertainment, Inc. (n) .          17,708      $          0
                                                                   ------------

SPECIALTY CHEMICALS - 0.0%
Sterling Chemicals, Inc. (n) ................              11      $        153
                                                                   ------------

TELECOMMUNICATIONS - WIRELESS - 0.1%
Vodafone Group PLC, ADR .....................          14,484      $    308,509
                                                                   ------------

TELEPHONE SERVICES - 0.1%
NTL, Inc. ...................................          21,118      $    525,838
XO Holdings, Inc. (n) .......................             221               972
                                                                   ------------
                                                                   $    526,810
                                                                   ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $5,350,903) .........................      $  5,243,558
                                                                   ------------

PREFERRED STOCKS - 0.1%
ADVERTISING & BROADCASTING - 0.1%
Ion Media Networks, Inc., 14.25% ............              44      $    378,400
                                                                   ------------

CONSUMER GOODS & SERVICES - 0.0%
Renaissance Cosmetics, Inc., 14% (n) ........             852      $         --
                                                                   ------------

REAL ESTATE - 0.0%
HRPT Properties Trust, REIT, "B", 8.75% .....           1,225      $     31,850
                                                                   ------------

TELEPHONE SERVICES - 0.0%
PTV, Inc., "A", 10% (n) .....................              37      $        111
                                                                   ------------
    TOTAL PREFERRED STOCKS
      (IDENTIFIED COST, $389,843) ...........................      $    410,361
                                                                   ------------

CONVERTIBLE PREFERRED STOCKS - 1.1%
AUTOMOTIVE - 0.6%
General Motors Corp., "B", 5.25% ............         104,572      $  1,934,582
                                                                   ------------

REAL ESTATE - 0.5%
Mills Corp., 6.75% (a) ......................           1,300      $  1,085,500
Mills Corp., "F", 6.75% .....................             600           501,000
                                                                   ------------
                                                                   $  1,586,500
                                                                   ------------
    TOTAL CONVERTIBLE PREFERRED STOCKS
      (IDENTIFIED COST, $3,289,793) .........................      $  3,521,082
                                                                   ------------

WARRANTS (n) - 0.0%
BROADCAST & CABLE TV - 0.0%

                              Strike    First
Issuer                        Price    Exercise
XM Satellite Radio, Inc.      $45.24    9/16/00           881      $      6,608
                                                                   ------------

BUSINESS SERVICES - 0.0%
Loral Space &
  Communications Ltd. ...     $ 0.14    1/28/97         1,000      $          0
Loral Space &
  Communications Ltd. ...       0.14    1/28/97         1,100                 0
                                                                   ------------

                                                                   $          0
                                                                   ------------
COMPUTER SOFTWARE - 0.0%
Cybernet Internet
  Services ..............     $22.28   10/29/99           800      $          0
                                                                   ------------

NETWORK & TELECOM - 0.0%
Knology, Inc., 2015 (a) .     $ 0.10   11/22/97           525      $      1,137
                                                                   ------------

SPECIALTY CHEMICALS - 0.0%
Sterling Chemicals, Inc.      $52.00   12/31/02            19      $          2
                                                                   ------------

TELEPHONE SERVICES - 0.0%
GT Group Telecom, Inc. ..     $ 0.00    8/01/00         2,900      $          0
XO Holdings, Inc., "A" ..       6.25    5/27/03         1,744             1,500
XO Holdings, Inc., "B" ..       7.50    5/27/03         1,308               589
XO Holdings, Inc., "C" ..      10.00    5/27/03         1,308               392
                                                                   ------------
                                                                   $      2,481
                                                                   ------------

    TOTAL WARRANTS (IDENTIFIED COST, $416,764) ..............      $     10,228
                                                                   ------------

SHORT-TERM OBLIGATIONS - 2.1%

New Center Asset Trust,
  5.28%, due 7/03/06, at Amortized Cost and
  Value (y) .................................    $  6,992,000      $  6,989,949
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $330,897,758) (k) ...................      $324,247,461
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES - 1.8% ...................................         6,024,673
                                                                   ------------
    NET ASSETS - 100.0% .....................................      $330,272,134
                                                                   ============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                 Net Unrealized
           Contracts to     Settlement In Exchange    Contracts   Appreciation
          Deliver/Receive      Date        For        at Value   (Depreciation)
SALES
           EUR1,053,388      8/21/06    $1,337,381    $1,351,588  $(14,207)

PURCHASES
           EUR995,381        7/17/06    $1,283,482    $1,274,199   $(9,283)

At June 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

INTERNATIONAL VALUE SERIES

COMMON STOCKS - 95.5%

Issuer                                              Shares/Par        Value ($)

ADVERTISING & BROADCASTING - 2.1%
Nippon Television Network Corp. .............           7,240      $    984,729
Vivendi Universal S.A. (l) ..................          31,820         1,114,727
WPP Group PLC ...............................          55,350           669,286
                                                                   ------------
                                                                   $  2,768,742
                                                                   ------------
AIRLINES - 0.3%
Thai Airways International Public Co. Ltd. ..         426,600      $    439,246
                                                                   ------------

ALCOHOLIC BEVERAGES - 1.3%
Diageo PLC ..................................         101,278      $  1,701,775
                                                                   ------------

APPAREL MANUFACTURERS - 0.5%
Impact 21 Co. Ltd. (l) ......................          22,000      $    448,744
Sanyo Shokai Ltd. (l) .......................          34,400           249,417
                                                                   ------------

                                                                   $    698,161
                                                                   ------------
AUTOMOTIVE - 5.4%
Autoliv, Inc. ...............................          17,880      $  1,005,995
Bayerische Motoren Werke AG .................          29,630         1,479,727
Compagnie Generale des Etablissements
  Michelin (l) ..............................          14,970           899,575
Hyundai Mobis ...............................           6,960           589,078
Kongsberg Automotive A.S.A ..................          48,600           429,187
Nissan Motor Co. Ltd. .......................          72,800           794,933
PSA Peugeot Citroen S.A. (l) ................          18,850         1,172,497
Renault S.A. (l) ............................           7,110           763,601
                                                                   ------------
                                                                   $  7,134,593
                                                                   ------------
BANKS & CREDIT COMPANIES - 17.2%
Aiful Corp. (l) .............................          35,650      $  1,902,787
BNP Paribas - Ordinary (l) ..................          13,910         1,331,180
Credit Agricole S.A. (l) ....................          63,733         2,424,203
Dah Sing Financial Holdings Ltd. ............          68,400           501,125
DBS Group Holdings Ltd. .....................         119,000         1,360,430
DEPFA Bank PLC ..............................          38,910           644,739
DNB Holding A.S.A. (l) ......................          71,960           892,560
Hana Financial Group, Inc. ..................          14,100           662,830
ING Groep N.V ...............................          47,750         1,876,090
Irish Life & Permanent PLC ..................          37,150           883,465
Joyo Bank ...................................          65,000           394,060
Krungthai Card PLC ..........................         463,600           203,099
LIC Housing Finance Ltd. ....................          57,690           197,351
Nordea Bank AB (l) ..........................          69,860           834,642
Royal Bank of Scotland Group PLC ............          65,701         2,158,183
Shinhan Financial Group Co. Ltd. ............          15,700           736,390
Shinsei Bank Ltd. ...........................         178,000         1,127,320
Shizuoka Bank Ltd. (l) ......................          52,000           561,450
Siam City Bank Public Co. Ltd. ..............         733,600           357,948
SinoPac Holdings ............................       1,063,000           536,836
Svenska Handelsbanken AB, "A" ...............          41,200         1,061,730
Takefuji Corp. (l) ..........................          32,620         1,943,380
                                                                   ------------
                                                                   $ 22,591,798
                                                                   ------------
BIOTECHNOLOGY - 0.3%
Actelion Ltd. (n) ...........................           4,000      $    402,647
                                                                   ------------

BROADCAST & CABLE TV - 0.2%
Premiere AG (n) .............................          20,240      $    196,154
                                                                   ------------

BROKERAGE & ASSET MANAGERS - 0.5%
Spark Infrastructure Group, IEU .............         411,490      $    345,692
Van Lanschot N.V ............................           3,420           317,672
                                                                   ------------
                                                                   $    663,364
                                                                   ------------
CHEMICALS - 2.5%
Hanwha Chemical Corp. .......................          35,700      $    323,605
Syngenta AG .................................          22,087         2,932,541
                                                                   ------------
                                                                   $  3,256,146
                                                                   ------------
CONSTRUCTION - 3.0%
Buzzi Unicem S.p.A ..........................          15,780      $    362,433
Fletcher Building Ltd. ......................         141,588           788,201
Geberit AG ..................................             930         1,074,451
Italcementi S.p.A ...........................          44,500           727,409
Nexity International ........................           6,770           393,146
Sekisui Chemical Co. Ltd. ...................          68,000           586,888
                                                                   ------------
                                                                   $  3,932,528
                                                                   ------------
CONSUMER GOODS & SERVICES - 2.6%
Kao Corp. (l) ...............................          65,000      $  1,700,590
Uni-Charm Corp. (l) .........................          30,900         1,705,945
                                                                   ------------
                                                                   $  3,406,535
                                                                   ------------
ELECTRICAL EQUIPMENT - 0.4%
Saft Groupe S.A .............................           9,900      $    263,279
Samsung SDI Co. Ltd. ........................           3,720           255,646
                                                                   ------------
                                                                   $    518,925
                                                                   ------------
ELECTRONICS - 5.3%
Barco N.V. (l) ..............................           4,150      $    383,357
Brother Industries Ltd. .....................          33,000           325,171
Canon, Inc. (l) .............................          18,150           889,465
Konica Minolta Holdings, Inc. (l)(n) ........          68,000           858,353
OMRON Corp. .................................          32,200           819,943
Ricoh Co. Ltd. ..............................          46,000           902,118
Royal Philips Electronics N.V ...............          20,480           639,692
Samsung Electronics Co. Ltd. ................           2,110         1,341,059
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR .................................          86,519           794,244
                                                                   ------------
                                                                   $  6,953,402
                                                                   ------------
ENERGY - INDEPENDENT - 2.1%
Apache Corp. ................................           9,420      $    642,915
CNOOC Ltd. ..................................         671,500           536,062
Norsk Hydro A.S.A ...........................          44,750         1,185,564
PTT Public Co. ..............................          72,600           430,420
                                                                   ------------
                                                                   $  2,794,961
                                                                   ------------
ENERGY - INTEGRATED - 4.7%
Royal Dutch Shell PLC .......................          81,450      $  2,738,715
TOTAL S.A., ADR .............................          52,600         3,446,352
                                                                   ------------
                                                                   $  6,185,067
                                                                   ------------
FOOD & DRUG STORES - 4.5%
Carrefour S.A. (l) ..........................          33,430      $  1,959,290
Lawson, Inc. (l) ............................          21,100           768,613
Tesco PLC ...................................         313,150         1,932,339
William Morrison Supermarkets PLC ...........         357,110         1,283,235
                                                                   ------------
                                                                   $  5,943,477
                                                                   ------------
FOOD & NON ALCOHOLIC BEVERAGES - 4.7%
CoolBrands International, Inc. (n) ..........          50,980      $    104,930
CSM N.V .....................................          29,410           818,223
Greencore Group PLC .........................          86,543           407,190
Nestle S.A. (l) .............................          13,046         4,093,197
Nong Shim Co. Ltd. ..........................           3,085           812,912
                                                                   ------------
                                                                   $  6,236,452
                                                                   ------------
FOREST & PAPER PRODUCTS - 0.2%
Abitibi-Consolidated, Inc. ..................         102,830      $    276,986
                                                                   ------------

FURNITURE & APPLIANCES - 0.3%
Indesit Co. S.p.A. (l) ......................          30,440      $    333,264
                                                                   ------------

GAMING & LODGING - 0.4%
William Hill Organization Ltd. ..............          42,880      $    496,318
                                                                   ------------

INSURANCE - 3.9%
Aviva PLC ...................................         100,741      $  1,424,741
Benfield Group PLC ..........................         120,500           767,495
Catlin Group Ltd. ...........................          61,470           488,333
Hiscox PLC ..................................         151,418           583,268
Jardine Lloyd Thompson Group PLC ............         139,900           961,491
Swiss Reinsurance Co. .......................          13,039           910,354
                                                                   ------------
                                                                   $  5,135,682
                                                                   ------------
LEISURE & TOYS - 1.4%
Heiwa Corp. (l) .............................          45,100      $    625,628
NAMCO BANDAI Holdings, Inc. .................          50,400           765,631
Tamron Co. Ltd. (l) .........................          24,500           409,635
                                                                   ------------
                                                                   $  1,800,894
                                                                   ------------
MACHINERY & TOOLS - 0.9%
Alfa Laval AB (l) ...........................          13,920      $    416,735
ASSA ABLOY AB, "B" (l) ......................          47,960           806,190
                                                                   ------------
                                                                   $  1,222,925
                                                                   ------------
METALS & MINING - 1.2%
Anglo American PLC ..........................          37,030      $  1,517,399
                                                                   ------------

NATURAL GAS - DISTRIBUTION - 1.9%
Tokyo Gas Co. Ltd. (l) ......................         542,000      $  2,551,981
                                                                   ------------

NETWORK & TELECOM - 0.2%
ZTE Corp. ...................................          78,200      $    247,696
                                                                   ------------

OIL SERVICES - 1.3%
Compagnie Generale de Geophysique S.A. (n) ..           2,273      $    392,039
Fugro N.V ...................................          13,772           593,748
Petroleum Geo-Services A.S.A. (n) ...........           6,970           392,815
Vallourec S.A. (l) ..........................             330           396,606
                                                                   ------------
                                                                   $  1,775,208
                                                                   ------------
PHARMACEUTICALS - 7.2%
Astellas Pharma, Inc. .......................          39,200      $  1,438,218
GlaxoSmithKline PLC .........................          85,970         2,399,915
Novartis AG .................................          42,000         2,271,754
Sanofi-Aventis (l) ..........................          13,605         1,327,214
Takeda Pharmaceutical Co. Ltd. ..............          17,000         1,057,349
Tanabe Seiyaku Co. Ltd. .....................          78,000           959,371
                                                                   ------------
                                                                   $  9,453,821
                                                                   ------------
PRINTING & PUBLISHING - 1.4%
PagesJaunes Groupe S.A. (l) .................          27,030      $    848,429
Reed Elsevier PLC ...........................          92,800           936,106
                                                                   ------------
                                                                   $  1,784,535
                                                                   ------------
RAILROAD & SHIPPING - 0.3%
SMRT Corp. Ltd. .............................         556,820      $    393,898
                                                                   ------------

SPECIALTY CHEMICALS - 1.2%
L'Air Liquide S.A ...........................           6,952      $  1,353,715
L'Air Liquide S.A., Bearer Shares (l) .......           1,407           273,976
                                                                   ------------
                                                                   $  1,627,691
                                                                   ------------
SPECIALTY STORES - 2.0%
Grupo Elektra S.A. de C.V ...................          39,780      $    375,679
KappAhl Holding AB ..........................          56,900           418,949
Matalan PLC .................................         149,720           467,467
NEXT PLC ....................................          19,560           589,757
Praktiker Bau-und Heimwerkermaerkte Holding
  AG (l) ....................................          29,520           820,528
                                                                   ------------
                                                                   $  2,672,380
                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 3.4%
AFK Sistema, GDR (a) ........................          15,830      $    318,183
KDDI Corp. ..................................             155           951,867
mobilcom AG (l)(n) ..........................          18,930           405,399
Vodafone Group PLC ..........................       1,313,883         2,797,577
                                                                   ------------
                                                                   $  4,473,026
                                                                   ------------
TELEPHONE SERVICES - 3.3%
Deutsche Telekom AG (l) .....................          64,530      $  1,037,911
FastWeb S.p.A. (l)(n) .......................           8,450           367,111
France Telecom S.A ..........................          44,530           957,058
Hanaro Telecom, Inc. (n) ....................          43,410           253,025
Royal KPN N.V ...............................          34,280           385,254
Telecom Corp. of New Zealand Ltd. ...........         186,958           459,531
Telenor A.S.A. (l) ..........................          74,650           901,954
                                                                   ------------
                                                                   $  4,361,844
                                                                   ------------
TOBACCO - 2.3%
British American Tobacco PLC ................          79,840      $  2,009,010
Swedish Match AB (l) ........................          59,560           959,811
                                                                   ------------
                                                                   $  2,968,821
                                                                   ------------
TRUCKING - 1.8%
Petrojarl A.S.A. (n) ........................           6,970      $     45,884
TNT N.V .....................................          66,710         2,386,472
                                                                   ------------
                                                                   $  2,432,356
                                                                   ------------
UTILITIES - ELECTRIC POWER - 3.3%
E.ON AG .....................................          15,730      $  1,810,446
Hera S.p.A ..................................         122,270           407,079
Scottish Power PLC ..........................          52,729           567,940
Suez S.A. (l) ...............................          20,225           840,407
United Utilities PLC ........................          57,600           682,658
                                                                   ------------
                                                                   $  4,308,530
                                                                   ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $105,513,170) .......................      $125,659,228
                                                                   ------------

PREFERRED STOCKS - 1.6%
CHEMICALS - 1.6%
Henkel KGaA (l) (Identified Cost,
  $1,871,838) ...............................          18,810      $  2,149,066
                                                                   ------------

WARRANTS - 0.0%

                              Strike      First
                               Price    Exercise
AEROSPACE - 0.0%
Raytheon Co. (n) ........     $37.50    6/16/06         1,701      $     21,518
                                                                   ------------
    TOTAL WARRANTS (IDENTIFIED COST, $20,667) ...............      $     21,518
                                                                   ------------

SHORT-TERM OBLIGATIONS - 1.6%
Abbey National North America LLC,
  5.27%, due 7/03/06, at Amortized Cost and
  Value (y) .................................    $  2,045,000      $  2,044,401
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED - 18.3%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ....      24,124,701      $ 24,124,701
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $133,574,777) (k) ...................      $153,998,914
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES - (17.0)% ................................       (22,336,824)
                                                                   ------------
    NET ASSETS - 100.0% .....................................      $131,662,090
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

MONEY MARKET SERIES

CERTIFICATES OF DEPOSIT - 8.8%

Issuer                                              Shares/Par        Value ($)
BANKS & CREDIT COMPANIES - 8.8%
Credit Suisse First Boston, NY,
  4.985%, due 9/13/06 .......................    $ 14,188,000      $ 14,188,000
Dexia Credie Local, NY,
  5.315%, due 8/08/06 .......................       6,609,000         6,609,000
Natexis Banques Populaires, NY,
  5.075%, due 7/27/06 .......................      14,299,000        14,299,000
                                                                   ------------
    TOTAL CERTIFICATES OF DEPOSIT,
      AT AMORTIZED COST AND VALUE ...........................      $ 35,096,000
                                                                   ------------

COMMERCIAL PAPER (y) - 91.2%
BANKS & CREDIT COMPANIES - 30.9%
Abbey National North America LLC,
  5.27%, due 7/03/06 ........................    $    962,000      $    961,718
Abbey National North America LLC,
  5.1%, due 7/21/06 .........................      15,025,000        14,982,429
Calyon North America, Inc.,
  5.01%, due 7/05/06 ........................       5,000,000         4,997,217
Calyon North America, Inc.,
  5.05%, due 8/02/06 ........................      10,027,000         9,981,990
Citigroup Funding, Inc., 5.25%, due 8/08/06        15,950,000        15,861,610
Depfa Bank PLC, 4.96%, due 7/13/06 (t) ......       4,755,000         4,747,138
HBOS Treasury Services PLC,
  5.39%, due 9/29/06 ........................      14,492,000        14,296,720
ING America Insurance Holdings, Inc.,
  5.06%, due 8/09/06 ........................      14,924,000        14,842,192
Societe Generale North America,
  4.97%, due 7/19/06 ........................       8,062,000         8,041,966
Svenska Handelsbanken, Inc.,
  5.16%, due 8/07/06 ........................       9,427,000         9,377,005
Svenska Handelsbanken, Inc.,
  5.03%, due 10/23/06 .......................       6,194,000         6,095,340
UBS Finance Delaware LLC,
  5.055%, due 7/05/06 .......................       1,035,000         1,034,419
UBS Finance Delaware LLC,
  5.15%, due 8/08/06 ........................         482,000           479,380
UBS Finance Delaware LLC,
  5.02%, due 8/22/06 ........................       4,084,000         4,054,386
                                                                   ------------
                                                                   $123,618,742
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 2.2%
Goldman Sachs Group, Inc.,
  4.89%, due 7/07/06 ........................    $  5,000,000      $  4,995,925
Merrill Lynch & Co., Inc.,
  5.03%, due 7/17/06 ........................       3,846,000         3,837,402
                                                                   ------------
                                                                   $  8,833,327
                                                                   ------------
FINANCIAL INSTITUTIONS - 53.9%
Alpine Securitization Corp.,
  5.01%, due 7/05/06 (t) ....................    $  7,127,000      $  7,123,033
American Express Credit Corp.,
  4.88%, due 7/03/06 ........................      14,500,000        14,496,069
American General Finance Corp.,
  5.06%, due 7/17/06 ........................       5,000,000         4,988,756
Barton Capital LLC, 5.16%, due 8/03/06 (i) ..       5,592,000         5,565,550
CAFCO LLC, 5.04%, due 7/12/06 - 7/20/06 (t) .      14,922,000        14,892,663
CAFCO LLC, 5.16%, due 8/08/06 (t) ...........         582,000           578,830
CRC Funding LLC, 5.12%, due 7/28/06 (t) .....       2,098,000         2,089,944
CRC Funding LLC, 5.24%, due 8/14/06 (t) .....      13,892,000        13,803,029
Ciesco LLC, 5.02%, due 7/06/06 (t) ..........      14,467,000        14,456,913
Ciesco LLC, 5.05%, due 7/12/06 (t) ..........         522,000           521,195
Citibank Credit Card Issuance Trust,
  5.26%, due 8/01/06 (t) ....................      15,907,000        15,834,950
Edison Asset Securitization LLC,
  5.05%, due 7/21/06 (t) ....................         498,000           496,603
Edison Asset Securitization LLC,
  5.04%, due 8/09/06 (t) ....................      14,581,000        14,501,388
FCAR Owner Trust, 5.08%, due 7/06/06 ........       8,724,000         8,717,845
Falcon Asset Securitization Corp.,
  5.28%, due 7/03/06 (t) ....................       9,199,000         9,196,302
General Electric Capital Corp.,
  5.38%, due 10/26/06 .......................       1,395,000         1,370,608
General Electric Capital Corp.,
  5.37%, due 11/27/06 .......................      14,905,000        14,573,724
Jupiter Securitization Corp.,
  5.05%, due 7/18/06 (t) ....................         394,000           393,060
Kitty Hawk Funding Corp.,
  5.25%, due 7/20/06 (t) ....................       5,081,000         5,066,921
Kitty Hawk Funding Corp.,
  5%, due 7/25/06 (t) .......................       1,161,000         1,157,130
New Center Asset Trust, 5.28%, due 7/03/06 ..          82,000            81,976
New Center Asset Trust, 5.24%, due 7/20/06 ..      15,906,000        15,862,011
Old Line Funding LLC,
  5.03%, due 7/07/06 (t) ....................       3,277,000         3,274,253
Old Line Funding LLC,
  5.05%, due 7/10/06 (t) ....................      11,738,000        11,723,181
Ranger Funding Co. LLC,
  5.28%, due 8/09/06 (t) ....................       4,000,000         3,977,120
Scaldis Capital LLC, 5.03%, due 7/25/06 (t) .       5,352,000         5,334,053
Sheffield Receivables Corp.,
  5.09%, due 8/03/06 (t) ....................      14,907,000        14,837,446
Thunder Bay Funding LLC,
  5.04%, due 7/07/06 (t) ....................         509,000           508,572
Thunder Bay Funding LLC,
  5.08%, due 7/11/06 (t) ....................       4,370,000         4,363,833
Thunder Bay Funding LLC,
  4.96%, due 7/17/06 (t) ....................       2,388,000         2,382,736
Thunder Bay Funding LLC,
  5.065%, due 10/10/06 (t) ..................       2,100,000         2,070,159
Windmill Funding Corp.,
  5.05%, due 7/06/06 (t) ....................       1,281,000         1,280,102
                                                                   ------------
                                                                   $215,519,955
                                                                   ------------
INSURANCE - 4.2%
MetLife, Inc., 5.14%, due 8/02/06 (t) .......    $ 16,751,000      $ 16,674,467
                                                                   ------------
    TOTAL COMMERCIAL PAPER,
      AT AMORTIZED COST AND VALUE ...........................      $364,646,491
                                                                   ------------
    TOTAL INVESTMENTS,
      AT AMORTIZED COST AND VALUE ...........................      $399,742,491
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES - 0.0% ...................................            40,076
                                                                   ------------
    NET ASSETS - 100.0% .....................................      $399,782,567
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

STRATEGIC INCOME SERIES

BONDS -- 95.9%

Issuer                                             Shares/Par         Value ($)
ADVERTISING & BROADCASTING - 2.2%
Allbritton Communications Co., 7.75%, 2012 ..    $    245,000      $    242,532
EchoStar DBS Corp., 6.375%, 2011 ............         215,000           205,863
Granite Broadcasting Corp., 9.75%, 2010 .....         205,000           187,575
Hughes Network Systems LLC, 9.5%, 2014 (a) ..          75,000            73,500
Intelsat Ltd., 9.25%, 2016 (a) ..............          85,000            87,763
Intelsat Ltd., 11.25%, 2016 (a) .............          30,000            30,750
Intelsat Subsidiary Holding Co. Ltd.,
  8.625%, 2015 ..............................         230,000           230,575
Ion Media Networks Inc., FRN,
  11.3183%, 2013 (a) ........................         190,000           190,475
Liberty Media Corp., 5.7%, 2013 .............         251,000           227,941
News America, Inc., 6.4%, 2035 ..............         220,000           203,479
                                                                   ------------
                                                                   $  1,680,453
                                                                   ------------
AEROSPACE - 0.2%
DRS Technologies, Inc., 7.625%, 2018 ........    $    165,000      $    164,175
                                                                   ------------

AIRLINES - 0.2%
Continental Airlines, Inc., 7.566%, 2020 ....    $    169,283      $    164,781
                                                                   ------------

APPAREL MANUFACTURERS - 0.1%
Levi Strauss & Co., 12.25%, 2012 ............    $    105,000      $    116,025
                                                                   ------------

ASSET BACKED & SECURITIZED - 8.0%
Anthracite CDO Ltd., 6%, 2037 (a) ...........    $    200,000      $    171,242
ARCap REIT, Inc., "H", 6.1%, 2045 (a) .......         200,000           174,694
Asset Securitization Corp., FRN,
  8.2937%, 2029 .............................         215,000           221,343
Asset Securitization Corp., FRN,
  8.7837%, 2029 (a) .........................         185,000           174,429
Bayview Financial Revolving Mortgage Loan
  Trust, FRN, 6.1406%, 2040 (a) .............         250,000           250,232
Chase Commercial Mortgage Securities Corp.,
  6.6%, 2012 ................................         360,000           366,558
Countrywide Asset-Backed Certificates, FRN,
  4.575%, 2035 ..............................          38,000            37,523
Crest Ltd., 7%, 2040 (a) ....................         270,000           241,701
Deutsche Mortgage & Asset Receiving Corp.,
  7.5%, 2031 ................................         250,000           268,901
DLJ Commercial Mortgage Corp.,
  6.04%, 2031 ...............................         265,000           265,038
DLJ Commercial Mortgage Corp., FRN,
  7.8693%, 2032 .............................         565,000           595,659
Falcon Franchise Loan LLC,
  6.5%, 2014 (a) ............................         250,000           210,771
Falcon Franchise Loan LLC, FRN,
  3.3632%, 2023 (a)(i) ......................         782,702            86,089
Falcon Franchise Loan LLC, FRN,
  4.2329%, 2023 (a)(i) ......................         819,869           132,032
First Union-Lehman Brothers Bank of
  America, FRN, 0.6883%, 2035 (i) ...........       8,316,702           142,987
First Union-Lehman Brothers Commercial
  Mortgage Trust, 7%, 2029 (a) ..............         150,000           156,893
GMAC Commercial Mortgage Securities, Inc.,
  6.02%, 2033 ...............................         350,000           348,857
Morgan Stanley Capital I, Inc.,
  7.18%, 2009 ...............................         180,000           183,364
Morgan Stanley Capital I, Inc.,
  6.86%, 2010 ...............................         250,000           250,915
Morgan Stanley Capital I, Inc., FRN,
  1.4674%, 2039 (a)(i) ......................       2,662,489           186,270
Preferred Term Securities IV Ltd., CDO,
  FRN, 7.6456%, 2031 (a) ....................         310,000           312,325
Prudential Securities Secured Financing
  Corp., FRN, 7.4419%, 2013 (a) .............         411,000           424,699
Salomon Brothers Mortgage Securities, Inc.,
  FRN, 7.28%, 2032 (a) ......................         530,129           565,116
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.4908%, 2044 ........................         312,000           298,864
                                                                   ------------
                                                                   $  6,066,502
                                                                   ------------
AUTOMOTIVE - 3.1%
American Axle & Manufacturing, Inc.,
  5.25%, 2014 ...............................    $     85,000      $     70,550
Cooper Standard Automotive, Inc.,
  8.375%, 2014 ..............................         175,000           138,031
Ford Motor Credit Co., 6.625%, 2008 .........          75,000            71,385
Ford Motor Credit Co., 5.625%, 2008 .........          35,000            32,377
Ford Motor Credit Co., 5.8%, 2009 ...........         651,000           594,733
Ford Motor Credit Co., 7%, 2013 .............          68,000            58,523
General Motors Acceptance Corp.,
  5.85%, 2009 ...............................         295,000           282,788
General Motors Acceptance Corp.,
  6.75%, 2014 ...............................         547,000           508,065
General Motors Acceptance Corp.,
  8%, 2031 ..................................         111,000           106,688
General Motors Corp., 8.375%, 2033 ..........          77,000            61,985
Goodyear Tire & Rubber Co., 9%, 2015 ........         205,000           195,775
Johnson Controls, Inc., 5.25%, 2011 .........          60,000            58,470
Lear Corp., 8.11%, 2009 .....................         107,000           104,325
Lear Corp., 5.75%, 2014 .....................          45,000            36,675
                                                                   ------------
                                                                   $  2,320,370
                                                                   ------------
BANKS & CREDIT COMPANIES - 5.2%
Banco BMG S.A., 9.15%, 2016 (a) .............    $    148,000      $    145,040
Banco do Estado de Sao Paulo S.A.,
  8.7%, 2049 (a) ............................         169,000           163,930
Banco Mercantil del Norte S.A.,
  5.875% to 2009, FRN to 2014 (a) ...........         248,000           244,590
BNP Paribas, 5.186% to 2015,
  FRN to 2049 (a) ...........................         232,000           210,341
Bosphorus Financial Services Ltd., FRN,
  6.97%, 2012 (a) ...........................         200,000           200,773
Chuo Mitsui Trust & Banking Co.,
  5.506% to 2015, FRN to 2049 (a) ...........         195,000           177,828
Credit Suisse First Boston (USA), Inc.,
  4.875%, 2010 ..............................         230,000           222,928
DFS Funding Corp., FRN, 7.3294%, 2010 (a) ...         261,000           263,610
Glitnir Banki Hf, 6.693% to 2011,
  FRN to 2016 (a) ...........................         110,000           109,216
Kazkommerts International B.V.,
  10.125%, 2007 (a) .........................         100,000           102,375
Kazkommerts International B.V.,
  10.125%, 2007 .............................         221,000           226,249
Mizuho Capital Investment 1 Ltd.,
  6.686% to 2016, FRN to 2049 (a) ...........         160,000           151,828
Resona Bank Ltd., 5.85% to 2016,
  FRN to 2049 (a) ...........................         100,000            93,037
Royal Bank of Scotland Group PLC,
  9.118%, 2049 ..............................         207,000           227,327
Russian Standard Finance S.A.,
  8.625%, 2011 (a) ..........................         100,000            95,500
Turanalem Finance B.V., 7.75%, 2013 (a) .....         167,000           162,199
UBS Preferred Funding Trust V,
  6.243% to 2016, FRN to 2049 ...............         270,000           265,997
UFJ Finance Aruba AEC, 6.75%, 2013 ..........         159,000           165,643
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049 (a) .............         290,000           322,574
Wachovia Capital Trust III, 5.8% to 2011,
  FRN to 2042 ...............................         360,000           349,345
                                                                   ------------
                                                                   $  3,900,330
                                                                   ------------
BROADCAST & CABLE TV - 1.8%
CCH I Holdings LLC, 11%, 2015 ...............    $    275,000      $    240,625
CCH II Holdings LLC, 10.25%, 2010 ...........          60,000            60,150
CSC Holdings, Inc., 8.125%, 2009 ............         398,000           404,965
Grupo Televisa S.A., 8.5%, 2032 .............         141,000           155,230
Mediacom LLC, 9.5%, 2013 ....................         105,000           104,475
Rogers Cable, Inc., 5.5%, 2014 ..............         164,000           145,550
TCI Communications, Inc., 9.8%, 2012 ........         245,000           282,632
                                                                   ------------
                                                                   $  1,393,627
                                                                   ------------
BUILDING - 1.0%
American Standard Cos., Inc.,
  7.625%, 2010 ..............................    $    225,000      $    234,928
Goodman Global Holdings, Inc.,
  7.875%, 2012 ..............................         210,000           200,550
Nortek Holdings, Inc., 8.5%, 2014 ...........         165,000           159,638
Nortek Holdings, Inc., 0% to 2009, 10.75%
  to 2014 ...................................         195,000           141,131
                                                                   ------------
                                                                   $    736,247
                                                                   ------------
BUSINESS SERVICES - 1.1%
Iron Mountain, Inc., 8.625%, 2013 ...........    $    120,000      $    120,000
Iron Mountain, Inc., 7.75%, 2015 ............          95,000            90,725
Nortel Networks Ltd., 10.75%, 2016 (a) ......          65,000            66,138
SunGard Data Systems, Inc.,
  10.25%, 2015 (a) ..........................         210,000           217,088
Xerox Corp., 7.625%, 2013 ...................         325,000           327,438
                                                                   ------------
                                                                   $    821,389
                                                                   ------------
CHEMICALS - 2.6%
Basell AF SCA, 8.375%, 2015 (a) .............    $    100,000      $     96,125
BCP Crystal Holdings Corp.,
  9.625%, 2014 ..............................         140,000           151,900
Crystal U.S. Holdings LLC, "B",
  0% to 2009, 10.5% to 2014 .................         190,000           148,675
Equistar Chemicals, 10.625%, 2011 ...........         190,000           204,013
Hexion U.S. Financial Corp., 9%, 2014 .......         140,000           141,750
Huntsman International LLC,
  10.125%, 2009 .............................         118,000           119,770
Huntsman International LLC,
  7.875%, 2015 (a) ..........................          95,000            89,063
Lyondell Chemical Co., 9.625%, 2007 .........         200,000           203,000
Lyondell Chemical Co., 11.125%, 2012 ........         140,000           151,900
Nalco Co., 7.75%, 2011 ......................         140,000           139,650
Nalco Co., 8.875%, 2013 .....................         105,000           105,788
Nalco Finance Holdings, Inc, 0% to 2009, 9%
  to 2014 ...................................         150,000           112,500
Yara International A.S.A., 5.25%, 2014 (a) ..         310,000           287,795
                                                                   ------------
                                                                   $  1,951,929
                                                                   ------------
CONSTRUCTION - 0.7%
Lennar Corp., 5.125%, 2010 ..................    $    270,000      $    258,144
Pulte Homes, Inc., 5.25%, 2014 ..............         283,000           255,267
                                                                   ------------
                                                                   $    513,411
                                                                   ------------
CONSUMER GOODS & SERVICES - 0.6%
Fortune Brands, Inc., 5.125%, 2011 ..........    $    244,000      $    233,690
Jarden Corp., 9.75%, 2012 ...................          65,000            66,300
Revlon Consumer Products Corp.,
  9.5%, 2011 ................................         150,000           131,250
Simmons Co., 7.875%, 2014 ...................          25,000            23,375
Visant Holding Corp., 8.75%, 2013 (a) .......          20,000            19,300
                                                                   ------------
                                                                   $    473,915
                                                                   ------------
CONTAINERS - 1.1%
Crown Americas, 7.75%, 2015 (a) .............    $    145,000      $    142,825
Graham Packaging Co. LP, 9.875%, 2014 .......         185,000           183,150
Owens-Brockway Glass Container, Inc.,
  8.875%, 2009 ..............................         110,000           113,300
Owens-Brockway Glass Container, Inc.,
  8.25%, 2013 ...............................         360,000           360,900
                                                                   ------------
                                                                   $    800,175
                                                                   ------------
DEFENSE ELECTRONICS - 0.9%
BAE Systems Holdings, Inc.,
  5.2%, 2015 (a) ............................    $    312,000      $    290,512
L-3 Communications Holdings, Inc.,
  6.125%, 2014 ..............................         385,000           365,750
                                                                   ------------
                                                                   $    656,262
                                                                   ------------
ELECTRONICS - 0.3%
Flextronics International Ltd., 6.5%, 2013 ..    $    145,000      $    137,750
Sensata Technologies B.V., 8%, 2014 (a) .....         130,000           125,450
                                                                   ------------
                                                                   $    263,200
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN - 2.1%
Gazprom OAO, 9.625%, 2013 ...................    $    350,000      $    401,188
Gazprom OAO, 8.625%, 2034 (a) ...............         221,000           253,598
Pemex Project Funding Master Trust,
  8.625%, 2022 ..............................         328,000           366,704
Petroleum Export/Cayman, 5.265%, 2011 (a) ...          95,630            92,692
Petronas Capital Ltd., 7.875%, 2022 (a) .....         236,000           270,129
Petronas Capital Ltd., 7.875%, 2022 .........         190,000           217,477
                                                                   ------------
                                                                   $  1,601,788
                                                                   ------------
EMERGING MARKET SOVEREIGN - 5.6%
Federative Republic of Brazil, 8%, 2018 .....    $     32,000      $     33,760
Federative Republic of Brazil, 8.875%, 2019 .         211,000           235,054
Federative Republic of Brazil, 11%, 2040 ....         177,000           219,480
Republic of Argentina, FRN, 4.889%, 2012 ....         366,625           338,790
Republic of Bulgaria, 8.25%, 2015 ...........         204,000           230,806
Republic of Colombia, FRN, 6.97%, 2015 ......         261,000           262,313
Republic of Indonesia, 6.875%, 2017 (a) .....         100,000            97,375
Republic of Korea, 5.625%, 2025 .............         259,000           242,917
Republic of Panama, 9.375%, 2029 ............         327,000           385,860
Republic of South Africa, 9.125%, 2009 ......          75,000            80,438
Russian Federation, 3%, 2008 ................       1,422,000         1,341,799
Russian Federation, 11%, 2018 ...............         118,000           162,663
United Mexican States, 6.375%, 2013 .........         124,000           124,310
United Mexican States, 8.125%, 2019 .........         420,000           474,600
                                                                   ------------
                                                                   $  4,230,165
                                                                   ------------

ENERGY - INDEPENDENT - 1.2%
Chesapeake Energy Corp., 7%, 2014 ...........    $     35,000      $     33,863
Chesapeake Energy Corp., 6.375%, 2015 .......         420,000           389,550
Chesapeake Energy Corp., 6.875%, 2016 .......          35,000            33,075
Hilcorp Energy I, 9%, 2016 (a) ..............          50,000            50,375
Newfield Exploration Co., 6.625%, 2014 ......         220,000           209,550
Quicksilver Resources, Inc., 7.125%, 2016 ...         130,000           121,875
Whiting Petroleum Corp., 7%, 2014 ...........          90,000            85,050
                                                                   ------------
                                                                   $    923,338
                                                                   ------------
ENTERTAINMENT - 1.0%
AMC Entertainment, Inc., 9.5%, 2011 .........    $    223,000      $    219,098
AMC Entertainment, Inc., 11%, 2016 ..........          80,000            85,600
Six Flags, Inc., 9.75%, 2013 ................         235,000           215,906
Turner Broadcasting System, Inc.,
  8.375%, 2013 ..............................         185,000           203,586
                                                                   ------------
                                                                   $    724,190
                                                                   ------------
FOOD & NON ALCOHOLIC BEVERAGES - 0.3%
Michael Foods, Inc., 8%, 2013 ...............    $    195,000      $    191,588
                                                                   ------------

FOREST & PAPER PRODUCTS - 2.1%
Buckeye Technologies, Inc., 8%, 2010 ........    $     30,000      $     27,450
Buckeye Technologies, Inc., 8.5%, 2013 ......         255,000           242,250
Graphic Packaging International Corp.,
  8.5%, 2011 ................................         220,000           219,450
Graphic Packaging International Corp.,
  9.5%, 2013 ................................         170,000           168,300
Jefferson Smurfit Corp., 8.25%, 2012 ........         190,000           178,125
JSG Funding PLC, 7.75%, 2015 ................ EUR     130,000           150,421
MDP Acquisitions PLC, 9.625%, 2012 ..........    $    195,000           200,850
Millar Western Forest Products Ltd.,
  7.75%, 2013 ...............................          40,000            30,400
Stone Container Corp., 7.375%, 2014 .........         220,000           194,700
Stora Enso Oyj, 6.404%, 2016 (a) ............         160,000           155,076
                                                                   ------------
                                                                   $  1,567,022
                                                                   ------------
GAMING & LODGING - 3.2%
Boyd Gaming Corp., 6.75%, 2014 ..............    $    120,000      $    113,850
Harrah's Operating Co., Inc.,
  5.375%, 2013 ..............................         270,000           249,600
Host Marriott LP, 7.125%, 2013 ..............         220,000           219,175
Host Marriott LP, 6.375%, 2015 ..............         115,000           108,100
Majestic Star Casino LLC, 9.75%, 2011 (a) ...          80,000            80,200
MGM Mirage, Inc., 8.375%, 2011 ..............         435,000           445,875
MGM Mirage, Inc., 6.75%, 2013 (a) ...........          90,000            85,838
MGM Mirage, Inc., 6.875%, 2016 (a) ..........          85,000            79,369
Pokagon Gaming Authority, 10.375%, 2014 (a) .          85,000            87,869
Royal Caribbean Cruises Ltd., 8%, 2010 ......         230,000           240,464
Scientific Games Corp., 6.25%, 2012 .........         185,000           172,975
Starwood Hotels & Resorts Worldwide, Inc.,
  7.875%, 2012 ..............................         250,000           260,938
Station Casinos, Inc., 6.5%, 2014 ...........          95,000            88,350
Trump Entertainment Resorts Holdings, Inc.,
  8.5%, 2015 ................................         170,000           163,413
                                                                   ------------
                                                                   $  2,396,016
                                                                   ------------
INDUSTRIAL - 1.1%
Amsted Industries, Inc., 10.25%, 2011 (a) ...    $    280,000      $    299,600
Blount, Inc., 8.875%, 2012 ..................          25,000            24,875
Education Management LLC,
  8.75%, 2014 (a) ...........................          55,000            54,450
Education Management LLC,
  10.25%, 2016 (a) ..........................          35,000            34,825
Interline Brands, Inc., 8.125%, 2014 (a) ....          40,000            39,900
JohnsonDiversey Holdings, Inc., "B",
  9.625%, 2012 ..............................         210,000           208,950
JohnsonDiversey Holdings, Inc.,
  0% to 2007, 10.67% to 2013 ................         125,000           106,250
Milacron Escrow Corp., 11.5%, 2011 ..........         105,000            97,388
                                                                   ------------
                                                                   $    866,238
                                                                   ------------
INSURANCE - 1.8%
Allianz AG, 5.5% to 2014, FRN to 2049 ....... EUR     248,000      $    325,610
American International Group, Inc.,
  4.25%, 2013 ...............................    $    421,000           382,698
ING Groep N.V., 5.775% to 2015,
  FRN to 2049 ...............................         520,000           493,434
UnumProvident Corp., 7.625%, 2011 ...........          44,000            45,847
UnumProvident Corp., 6.85%, 2015 (a) ........         130,000           127,798
                                                                   ------------
                                                                   $  1,375,387
                                                                   ------------
INSURANCE - PROPERTY & CASUALTY - 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014 .....    $    185,000      $    174,524
St. Paul Travelers Cos., Inc., 6.25%, 2016...         324,000           321,829
                                                                   ------------
                                                                   $    496,353
                                                                   ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 1.8%
KfW Bankengruppe, FRN, 2.844%, 2007 ......... EUR     342,000      $    436,934
Landesbank Baden-Wurttemberg, FRN,
  2.764%, 2007 .............................. EUR     112,000           143,183
Landesbank Baden-Wurttemberg, FRN,
  2.879%, 2007 .............................. EUR     105,000           134,233
Landesbank Baden-Wurttemberg, FRN,
  2.961%, 2007 .............................. EUR     200,000           255,686
Network Rail MTN Finance PLC, FRN,
  2.913%, 2007 .............................. EUR     333,000           425,684
                                                                   ------------
                                                                   $  1,395,720
                                                                   ------------
INTERNATIONAL MARKET SOVEREIGN - 13.6%
Federal Republic of Germany, 3.5%, 2008 ..... EUR     404,000      $    514,977
Federal Republic of Germany,
  3.75%, 2015 ............................... EUR     361,000           452,303
Federal Republic of Germany,
  6.25%, 2030 ............................... EUR      75,000           122,592
Government of New Zealand, 6.5%, 2013 ....... NZD     188,000           118,291
Government of New Zealand, 6%, 2017 ......... NZD     177,000           109,333
Kingdom of Denmark, 4%, 2015 ................ DKK     350,000            59,454
Kingdom of Netherlands, 5.75%, 2007 ......... EUR     454,000           589,082
Kingdom of Netherlands, 3.75%, 2009 ......... EUR     518,000           662,766
Kingdom of Spain, 6%, 2008 .................. EUR     501,000           664,141
Kingdom of Spain, 5.35%, 2011 ............... EUR     384,000           524,968
Republic of Austria, 5.5%, 2007 ............. EUR     528,000           691,908
Republic of Finland, 5.375%, 2013 ........... EUR     841,000         1,167,323
Republic of France, 4.75%, 2007 ............. EUR     917,000         1,188,504
Republic of France, 4.75%, 2012 ............. EUR      98,000           130,991
Republic of France, 6%, 2025 ................ EUR      83,000           129,806
Republic of Ireland, 4.25%, 2007 ............ EUR     917,000         1,183,815
Republic of Ireland, 4.6%, 2016 ............. EUR     360,000           479,878
United Kingdom Treasury, 5.75%, 2009 ........ GBP     302,000           574,293
United Kingdom Treasury, 5%, 2012 ........... GBP     300,000           560,790
United Kingdom Treasury, 8%, 2015 ........... GBP     154,000           354,724
                                                                   ------------
                                                                   $ 10,279,939
                                                                   ------------

MACHINERY & TOOLS - 1.1%
Case Corp., 7.25%, 2016 .....................    $     35,000      $     33,075
Case New Holland, Inc., 9.25%, 2011 .........         230,000           242,075
Case New Holland, Inc., 7.125%, 2014 (a) ....         145,000           138,475
Manitowoc Co., Inc., 10.5%, 2012 ............         120,000           130,200
Terex Corp., 10.375%, 2011 ..................          90,000            95,175
Terex Corp., 9.25%, 2011 ....................         100,000           106,250
Terex Corp., 7.375%, 2014 ...................         105,000           104,475
                                                                   ------------
                                                                   $    849,725
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.5%
Cardinal Health, Inc., 5.85%, 2017 ..........    $    289,000      $    275,555
CDRV Investors, Inc., 0% to 2010,
  9.625% to 2015 ............................         245,000           165,375
DaVita, Inc., 6.625%, 2013 ..................          65,000            61,750
DaVita, Inc., 7.25%, 2015 ...................         145,000           139,200
HCA, Inc., 6.375%, 2015 .....................         360,000           333,558
HealthSouth Corp., 10.75%, 2016 (a) .........         180,000           176,400
Omnicare, Inc., 6.875%, 2015 ................         140,000           133,000
Owens & Minor, Inc., 6.35%, 2016 ............         170,000           166,470
Tenet Healthcare Corp., 9.5%, 2015 (a) ......         135,000           132,638
Triad Hospitals, Inc., 7%, 2013 .............         180,000           175,050
US Oncology, Inc., 10.75%, 2014 .............         120,000           130,200
                                                                   ------------
                                                                   $  1,889,196
                                                                   ------------
METALS & MINING - 1.0%
Arch Western Finance LLC, 6.75%, 2013 .......    $     70,000      $     67,025
Codelco, Inc., 5.625%, 2035 (a) .............         118,000           105,555
Foundation PA Coal Co., 7.25%, 2014 .........          30,000            29,250
Massey Energy Co., 6.875%, 2013 .............         200,000           186,000
Peabody Energy Corp., "B",
  6.875%, 2013 ..............................         210,000           206,325
U.S. Steel Corp., 9.75%, 2010 ...............         130,000           138,450
                                                                   ------------
                                                                   $    732,605
                                                                   ------------
MORTGAGE BACKED - 5.7%
Fannie Mae, 5.5%, 2018 - 2035 ...............    $  3,035,659      $  2,949,069
Fannie Mae, 6.5%, 2032 ......................         320,164           322,989
Fannie Mae, 6%, 2034 ........................       1,012,841           999,990
                                                                   ------------
                                                                   $  4,272,048
                                                                   ------------
NATURAL GAS - DISTRIBUTION - 0.1%
AmeriGas Partners LP, 7.125%, 2016 ..........    $     90,000      $     84,375
                                                                   ------------

NATURAL GAS - PIPELINE - 2.8%
ANR Pipeline Co., 8.875%, 2010 ..............    $     60,000      $     63,375
Atlas Pipeline Partners LP,
  8.125%, 2015 (a) ..........................          90,000            89,663
CenterPoint Energy Resources Corp.,
  7.875%, 2013 ..............................         448,000           486,976
El Paso Energy Corp., 7%, 2011 ..............         140,000           138,075
El Paso Energy Corp., 7.75%, 2013 ...........         200,000           201,500
Kinder Morgan Finance, 5.35%, 2011 ..........         362,000           333,524
Southern Natural Gas Co., Inc.,
  8.875%, 2010 ..............................         310,000           327,438
Williams Cos., Inc., 7.125%, 2011 ...........         470,000           470,000
                                                                   ------------
                                                                   $  2,110,551
                                                                   ------------
NETWORK & TELECOM - 2.1%
Cincinnati Bell, Inc., 8.375%, 2014 .........    $    120,000      $    118,200
Citizens Communications Co., 9.25%, 2011 ....         397,000           426,775
Citizens Communications Co., 9%, 2031 .......         155,000           156,938
Deutsche Telekom International Finance
  B.V., 8%, 2010 ............................         137,000           147,079
Hawaiian Telecom Communications, Inc.,
  9.75%, 2013 ...............................          40,000            40,700
Hawaiian Telecom Communications, Inc.,
  12.5%, 2015 ...............................          15,000            15,713
Nordic Telephone Co. Holdings,
  8.875%, 2016 (a) ..........................          65,000            66,788
Qwest Corp., 8.875%, 2012 ...................         105,000           110,775
Telecom Italia Capital, 4.875%, 2010 ........          60,000            57,373
Telefonica Europe B.V., 7.75%, 2010 .........         260,000           275,820
Time Warner Telecom Holdings, Inc.,
  9.25%, 2014 ...............................         130,000           133,250
Windstream Corp., 8.625%, 2016 (a) ..........          65,000            66,056
                                                                   ------------
                                                                   $  1,615,467
                                                                   ------------
OIL SERVICES - 0.1%
Basic Energy Services, Inc.,
  7.125%, 2016 (a) ..........................    $    110,000      $    102,300
                                                                   ------------

OILS - 0.4%
Premcor Refining Group, Inc., 7.5%, 2015 ....    $    310,000      $    320,163
                                                                   ------------

PHARMACEUTICALS - 0.1%
Teva Pharmaceutical Finance LLC,
  5.55%, 2016 ...............................    $     87,000      $     81,592
                                                                   ------------

PRINTING & PUBLISHING - 1.5%
American Media Operations, Inc.,
  8.875%, 2011 ..............................    $    175,000      $    154,875
Dex Media East LLC, 9.875%, 2009 ............         245,000           259,088
Dex Media West LLC, 9.875%, 2013 ............         283,000           306,700
MediaNews Group, Inc., 6.875%, 2013 .........         265,000           241,150
R.H. Donnelley Corp., 8.875%, 2016 (a) ......         140,000           141,225
                                                                   ------------
                                                                   $  1,103,038
                                                                   ------------
RAILROAD & SHIPPING - 0.2%
TFM S.A. de C.V., 9.375%, 2012 ..............    $    149,000      $    158,685
                                                                   ------------

REAL ESTATE - 0.9%
EOP Operating LP, 4.65%, 2010 ...............    $    260,000      $    246,522
Simon Property Group LP, REIT, 6.1%, 2016 ...         430,000           426,680
                                                                   ------------
                                                                   $    673,202
                                                                   ------------
RESTAURANTS - 0.1%
YUM! Brands, Inc., 6.25%, 2016 ..............    $     90,000      $     89,083
                                                                   ------------

RETAILERS - 0.9%
Couche-Tard, Inc., 7.5%, 2013 ...............    $    180,000      $    179,100
Jean Coutu Group (PJC), Inc.,
  7.625%, 2012 ..............................          70,000            67,900
Jean Coutu Group (PJC), Inc.,
  8.5%, 2014 ................................          80,000            73,600
Limited Brands, Inc., 5.25%, 2014 ...........         276,000           252,080
Steinway Musical Instruments, Inc.,
  7%, 2014 (a) ..............................         130,000           125,775
                                                                   ------------
                                                                   $    698,455
                                                                   ------------
SPECIALTY STORES - 0.2%
GSC Holdings Corp., 8%, 2012 ................    $    160,000      $    160,000
                                                                   ------------

SUPERMARKETS - 0.4%
Safeway, Inc., 4.95%, 2010 ..................    $    112,000      $    106,926
Safeway, Inc., 6.5%, 2011 ...................         160,000           161,705
                                                                   ------------
                                                                   $    268,631
                                                                   ------------
SUPRANATIONAL - 0.4%
Central American Bank, 4.875%, 2012 (a) .....    $    305,000      $    283,364
                                                                   ------------

TELECOMMUNICATIONS - WIRELESS - 1.5%
Alamosa Holdings, Inc., 11%, 2010 ...........    $    184,000      $    201,480
Centennial Communications Corp.,
  10%, 2013 .................................          30,000            29,700
Centennial Communications Corp.,
  10.125%, 2013 .............................         105,000           110,513
Nextel Communications, Inc., 5.95%, 2014 ....         380,000           365,045
Rogers Wireless, Inc., 7.5%, 2015 ...........         240,000           242,400
Rural Cellular Corp., 9.875%, 2010 ..........         160,000           164,600
                                                                   ------------
                                                                   $  1,113,738
                                                                   ------------
TOBACCO - 0.3%
Reynolds American, Inc., 7.25%, 2012 (a) ....    $    266,000      $    260,680
                                                                   ------------

TRANSPORTATION - SERVICES - 0.4%
Hertz Corp., 8.875%, 2014 (a) ...............    $    135,000      $    138,375
Stena AB, 7%, 2016 ..........................         110,000           101,200
Westinghouse Air Brake Technologies Corp.,
  6.875%, 2013 ..............................          80,000            78,000
                                                                   ------------
                                                                   $    317,575
                                                                   ------------
U.S. GOVERNMENT AGENCIES - 4.1%
Fannie Mae, 3.25%, 2006 .....................    $    450,000      $    449,242
Fannie Mae, 4.25%, 2007 .....................         750,000           737,990
Small Business Administration, 4.34%, 2024 ..         359,963           328,839
Small Business Administration, 4.77%, 2024 ..         295,447           277,849
Small Business Administration, 5.18%, 2024 ..         555,052           535,656
Small Business Administration, 4.86%, 2025 ..         379,180           357,651
Small Business Administration,
  4.625%, 2025 ..............................         212,682           197,192
Small Business Administration, 5.11%, 2025 ..         191,270           182,880
                                                                   ------------
                                                                   $  3,067,299
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 1.5%
U.S. Treasury Bonds, 5.375%, 2031 ...........    $    128,000      $    130,210
U.S. Treasury Notes, 4.875%, 2008 ...........         164,000           163,109
U.S. Treasury Notes, 4.125%, 2015 (f) .......         121,000           112,355
U.S. Treasury Notes, 4.5%, 2015 .............          90,000            85,725
U.S. Treasury Notes, TIPS, 0.875%, 2010 .....         182,893           172,526
U.S. Treasury Notes, TIPS, 3%, 2012 .........         219,593           226,129
U.S. Treasury Notes, TIPS, 1.625%, 2015 .....         232,096           216,366
                                                                   ------------
                                                                   $  1,106,420
                                                                   ------------
UTILITIES - ELECTRIC POWER - 4.0%
Beaver Valley Funding Corp., 9%, 2017 .......    $    424,000      $    471,395
Duke Capital Corp., 8%, 2019 ................         164,000           185,426
Edison Mission Energy, 7.75%, 2016 (a) ......          95,000            93,338
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 ...............................          26,000            27,991
Enersis S.A., 7.375%, 2014 ..................         363,000           367,490
FirstEnergy Corp., 6.45%, 2011 ..............         207,000           210,627
HQI Transelec Chile S.A., 7.875%, 2011 ......         290,000           305,373
Midland Funding II, 13.25%, 2006 ............          55,374            55,531
Mirant North America LLC, 7.375%, 2013 (a) ..         210,000           202,650
MSW Energy Holdings LLC, 7.375%, 2010 .......         165,000           165,000
NRG Energy, Inc., 7.375%, 2016 ..............         375,000           365,625
Progress Energy, Inc., 5.625%, 2016 .........          86,000            82,190
PSEG Power LLC, 8.625%, 2031 ................         161,000           197,082
TXU Corp., 5.55%, 2014 ......................         310,000           281,175
                                                                   ------------
                                                                   $  3,010,893
                                                                   ------------
    TOTAL BONDS
      (IDENTIFIED COST, $73,208,142) ........................      $ 72,439,620
                                                                   ------------

CONVERTIBLE PREFERRED STOCKS - 0.3%
AUTOMOTIVE - 0.2%
General Motors Corp., "B" ...................           8,100      $    149,850
                                                                   ------------

REAL ESTATE - 0.1%
Mills Corp. (a) .............................             100      $     83,500
                                                                   ------------
    TOTAL CONVERTIBLE PREFERRED STOCKS
      (IDENTIFIED COST, $207,915) ...........................      $    233,350
                                                                   ------------

PREFERRED STOCKS - 0.0%
REAL ESTATE - 0.0%
HRPT Properties Trust, REIT, "B" ............             625      $     16,250
                                                                   ------------
    TOTAL PREFERRED STOCKS
      (IDENTIFIED COST, $17,094) ............................      $     16,250
                                                                   ------------

CONVERTIBLE BONDS - 0.1%
TELECOMMUNICATIONS - WIRELESS - 0.1%
Nextel Communications, Inc., 5.25%, 2010 ........$    100,000      $     96,625
                                                                   ------------
    TOTAL CONVERTIBLE BONDS
      (IDENTIFIED COST, $96,783) ............................      $     96,625
                                                                   ------------

SHORT-TERM OBLIGATIONS - 3.1%
New Center Asset Trust,
  5.28%, due 7/03/06, at Amortized Cost and
  Value (y) .................................    $  2,304,000      $  2,303,324
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $75,833,258) (k) ....................      $ 75,089,169
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES - 0.6% .................................             426,679
                                                                   ------------
    NET ASSETS - 100.0% ...................................        $ 75,515,848
                                                                   ============

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2006:


                                                                   Unrealized
                                                     Expiration   Appreciation
Description                 Contracts     Value         Date     (Depreciation)

U.S. Treasury Bond
  (Short) .................     4      $  426,625      Sep-06        $   (14)
U.S. Treasury Note 5 yr
  (Long) ..................     2         206,812      Sep-06         (1,288)
U.S. Treasury Note 10 yr
  (Short) .................    17       1,782,609      Sep-06          6,107
                                                                     -------
                                                                     $ 4,805
                                                                     =======


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.
                                                                                            Net Unrealized
          Contracts to                                                      Contracts        Appreciation
         Deliver/Receive        Settlement Date       In Exchange For       at Value        (Depreciation)
-----------------------------------------------------------------------------------------------------------

SALES
        DKK       355,760                8/28/06            $59,944            $61,221          $(1,277)
        EUR     5,403,742      7/17/06 - 8/21/06          6,854,555          6,932,862          (78,307)
        GBP       823,845                8/02/06          1,545,302          1,523,168           22,134
        JPY    52,766,350                7/18/06            455,000            462,194           (7,194)
        NZD     1,478,669                8/08/06            930,586            897,639           32,947
                                                         ----------         ----------         --------
                                                         $9,845,387         $9,877,084         $(31,697)
                                                         ==========         ==========         ========
PURCHASES
        EUR       586,641      7/17/06 - 8/07/06           $758,427           $751,331          $(7,096)
        NZD     1,097,306                8/08/06            674,628            666,129           (8,499)
                                                         ----------         ----------         --------
                                                         $1,433,055         $1,417,460         $(15,595)
                                                         ==========         ==========         ========

At June 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $127,278 with Merrill Lynch International.

CREDIT DEFAULT SWAPS

                                                                                                                 Unrealized
               Notional Principal                                                                               Appreciation
 Expiration    Amount of Contract                                            Description                       (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
  12/20/12          $310,000       Agreement between the series and Merrill Lynch Capital Services to               $(194)
                                   exchange the credit risk of Bear Stearns Co., Inc. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.30% of the notional amount of $310,000 until maturity on
                                   December 20, 2012. If Bear Stearns Co., Inc. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $310,000 par of Bear Stearns bonds at the post credit event market price, and then deliver those bonds to Merrill
                                   Lynch, who in turn would deliver $310,000 in cash to the series.

At June 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

PORTFOLIO FOOTNOTES:

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate values and percentages of net assets of these securities were as follows for each series:

          Bond Series ...............................            $36,667,936            18.2%
          Emerging Markets Equity Series ............              1,077,319             1.1%
          Global Governments Series .................              2,704,149             5.9%
          Global Total Return Series ................              3,211,195             1.8%
          High Yield Series .........................             63,583,500            19.3%
          International Value Series ................                318,183             0.2%
          Strategic Income Series ...................             11,261,994            14.9%

(d) Non-income producing security - in default.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30, 2006, Bond Series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $190,250,035 and 95.56% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(k) As of June 30, 2006, Emerging Markets Equity Series had nine securities that were fair valued, aggregating
    $5,020,756 and 4.69% of market value, in accordance with the policies adopted by the Board of Trustees.
(k) As of June 30, 2006, Global Governments Series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $34,880,215 and 75.81% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(k) As of June 30, 2006, Global Total Return Series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $55,641,470 and 31.18% of market value. An independent pricing service provided an evaluated bid for 30.68% of the market value.
(k) As of June 30, 2006, Government Securities Series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $622,664,132 and 96.67% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(k) As of June 30, 2006, High Yield Series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $297,558,829 and 91.77% of market value. An independent pricing service provided an evaluated bid for 91.06% of the market value.
(k) As of June 30, 2006, International Value Series had two securities that were fair valued, aggregating
    $1,671,898 and 1.29% of market value, in accordance with the policies adopted by the Board of Trustees.
(k) As of June 30, 2006, Strategic Income Series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $69,656,628 and 92.77% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
    These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR             American Depository Receipt
CDO             Collateralized Debt Obligation
FRN             Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR             Global Depository Receipt
IEU             International Equity Unit
IPS             International Preference Stock
REIT            Real Estate Investment Trust
STRIPS          Separate Trading of Registered Interest and Principal of
                Securities
TIPS            Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar.
All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

          AUD    Australian Dollar           JPY     Japanese Yen
          BRL    Brazilian Real              KRW     Korean Won
          CAD    Canadian Dollar             MXN     Mexican Peso
          CHF    Swiss Franc                 MYR     Malaysian Ringgit
          CLP    Chilean Peso                NOK     Norwegian Krone
          DKK    Danish Krone                NZD     New Zealand Dollar
          EUR    Euro                        SEK     Swedish Krona
          GBP    British Pound               SGD     Singapore Dollar
          IDR    Indonesian Rupiah           TRY     Turkish Lira

                                      See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- at June 30, 2006

These statements represent each series' balance sheet, which details the assets and liabilities comprising the total value of each series.

                                                                           Emerging                        Global
                                                                           Markets         Global           Total        Government
                                                             Bond           Equity       Governments       Return        Securities
                                                            Series          Series         Series          Series          Series
                                                          -----------    ------------    -----------     -----------     -----------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost .........  $205,127,520    $ 91,180,656   $ 45,952,850    $162,201,682    $663,711,753
    Unrealized appreciation (depreciation) ...........    (6,027,743)     15,894,804         59,159      16,235,149     (19,631,107)
                                                        ------------    ------------   ------------    ------------    ------------
      Total investments, at value (including
        securities loaned of $--, $10,080,298, $--,
        $6,065,820, and $--, respectively) ...........  $199,099,777    $107,075,460   $ 46,012,009    $178,436,831    $644,080,646

  Cash ...............................................       176,584         461,911         12,452         447,238            --
  Foreign currency, at value (identified cost, $--,
    $31,713, $--, $--, and $--, respectively) ........          --            32,276           --              --              --
  Receivable for forward foreign currency exchange
    contracts ........................................          --              --          170,841         232,029            --
  Receivable for forward foreign currency exchange
    contracts subject to master netting agreements ...          --              --           67,366            --              --
  Receivable for daily variation margin on open
    futures contracts ................................          --              --            1,591           1,591            --
  Receivable for investments sold ....................          --         1,442,447      1,123,724       2,448,743            --
  Receivable for series shares sold ..................        27,115          54,272             20         132,152         454,234
  Interest and dividend receivable ...................     2,681,236         520,139        506,330         995,218       7,412,308
  Receivable from investment adviser .................          --              --            2,273            --              --
  Other assets .......................................         4,173           1,860          1,340           3,527          11,667
                                                        ------------    ------------   ------------    ------------    ------------
      Total assets ...................................  $201,988,885    $109,588,365   $ 47,897,946    $182,697,329    $651,958,855
                                                        ============    ============   ============    ============    ============
Liabilities:
  Payable to custodian ...............................  $       --      $       --     $    227,520    $    345,728    $     11,870
  Payable for forward foreign currency exchange
    contracts ........................................          --            85,869        843,891         854,689            --
  Payable for forward foreign currency exchange
    contracts subject to master netting agreements ...          --              --             --           132,970            --
  Payable for daily variation margin on open futures
    contracts ........................................         7,031            --             --              --           156,578
  Payable for investments purchased ..................       494,218       2,243,175        681,911       1,130,869            --
  Payable for series shares reacquired ...............       343,636             719         91,684          12,433         525,488
  Unrealized depreciation on credit default swaps ....        10,944            --             --              --              --
  Collateral for securities loaned, at value .........          --        10,308,005           --         6,235,785            --
  Payable to affiliates --
    Management fee ...................................         3,308           2,743            941           3,546           9,787
    Distribution fees ................................           509              99             29             114           1,820
    Administrative services fee ......................           179              82             37             153             564
  Payable for independent trustees' compensation .....         1,912           1,319            264           1,657           6,481
  Accrued expenses and other liabilities .............        68,254          98,856         65,556          94,570         122,850
                                                        ------------    ------------   ------------    ------------    ------------
      Total liabilities ..............................  $    929,991    $ 12,740,867   $  1,911,833    $  8,812,514    $    835,438
                                                        ------------    ------------   ------------    ------------    ------------
Net assets ...........................................  $201,058,894    $ 96,847,498   $ 45,986,113    $173,884,815    $651,123,417
                                                        ============    ============   ============    ============    ============
Net assets consist of:
  Paid-in capital ....................................  $204,688,710    $ 66,270,783   $ 46,281,066    $153,720,910    $671,405,986
  Unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies (net of
    deferred country tax of $--, $40,412, $--, $--,
    and $--, respectively) ...........................    (6,017,698)     15,764,600       (547,170)     15,492,957     (19,419,657)
  Accumulated net realized gain (loss) on
    investments and foreign currency transactions ....    (3,124,534)     13,459,985        (56,497)      2,853,515     (15,224,442)
  Undistributed net investment income ................     5,512,416       1,352,130        308,714       1,817,433      14,361,530
                                                        ------------    ------------   ------------    ------------    ------------
      Total ..........................................  $201,058,894    $ 96,847,498   $ 45,986,113    $173,884,815    $651,123,417
                                                        ============    ============   ============    ============    ============
Net Assets:
  Initial Class ......................................  $126,465,642    $ 82,256,066   $ 41,732,045    $157,093,745    $384,164,622
  Service Class ......................................    74,593,252      14,591,432      4,254,068      16,791,070     266,958,795
                                                        ------------    ------------   ------------    ------------    ------------
      Total ..........................................  $201,058,894    $ 96,847,498   $ 45,986,113    $173,884,815    $651,123,417
                                                        ============    ============   ============    ============    ============
Shares of beneficial interest outstanding:
  Initial Class ......................................   11,982,419       4,079,537      3,994,758       9,477,879      31,724,826
  Service Class ......................................    7,106,383         728,727        410,398       1,018,250      22,142,924
                                                         ----------       ---------      ---------      ----------      ----------
      Total ..........................................   19,088,802       4,808,264      4,405,156      10,496,129      53,867,750
                                                         ==========       =========      =========      ==========      ==========
Net asset value per share (net assets / shares of
  beneficial interest outstanding):
  Initial Class ......................................     $10.55          $20.16         $10.45          $16.57          $12.11
                                                           ======          ======         ======          ======          ======
  Service Class ......................................     $10.50          $20.02         $10.37          $16.49          $12.06
                                                           ======          ======         ======          ======          ======

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- at June 30, 2006 -- continued

                                                                       High         International       Money           Strategic
                                                                       Yield            Value           Market           Income
                                                                      Series           Series           Series           Series
                                                                    -----------     -------------     -----------       ---------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost ..................     $330,897,758     $133,574,777     $399,742,491     $ 75,833,258
    Unrealized appreciation (depreciation) ....................       (6,650,297)      20,424,137             --           (744,089)
                                                                    ------------     ------------     ------------     ------------
      Total investments, at value (including securities
        loaned of $--, $22,957,919, $--, and $--, respectively)     $324,247,461     $153,998,914     $399,742,491     $ 75,089,169
  Cash ........................................................        2,302,455              832             --                222
  Foreign currency, at value (identified cost, $--, $1,316,218,
    $--, and $--, respectively) ...............................             --          1,312,033             --               --
  Receivable for forward foreign currency exchange contracts ..              973             --               --             58,313
  Receivable for investments sold .............................        6,346,930            6,986             --            267,282
  Receivable for series shares sold ...........................          164,093          197,835          167,753          217,649
  Interest and dividends receivable ...........................        5,992,517          355,707          343,180        1,264,987
  Other assets ................................................            6,538            2,773            6,743            1,829
                                                                    ------------     ------------     ------------     ------------
      Total assets ............................................     $339,060,967     $155,875,080     $400,260,167     $ 76,899,451
                                                                    ============     ============     ============     ============
Liabilities:
  Payable to custodian ........................................     $       --       $       --       $      1,357     $       --
  Payable for forward foreign currency exchange contracts .....           24,463             --               --            105,605
  Payable for forward foreign currency exchange contracts
    subject to master netting agreements ......................             --               --               --            127,278
  Payable for daily variation margin on open futures contracts              --               --               --             10,359
  Payable for investments purchased ...........................        8,362,249             --               --          1,075,353
  Payable for series shares reacquired ........................          276,200           10,230          376,782            6,821
  Unrealized depreciation on credit default swaps .............             --               --               --                194
  Collateral for securities loaned, at value ..................             --         24,124,701             --               --
  Payable to affiliates --
    Management fee ............................................            6,755            3,199           11,080            1,541
    Distribution fees .........................................              729               87            1,999              138
    Administrative services fee ...............................              292              114              705               64
  Payable for independent trustees' compensation ..............            3,513            1,446            3,355              708
  Accrued expenses and other liabilities ......................          114,632           73,213           82,322           55,542
                                                                    ------------     ------------     ------------     ------------
      Total liabilities .......................................     $  8,788,833     $ 24,212,990     $    477,600     $  1,383,603
                                                                    ------------     ------------     ------------     ------------
Net assets ....................................................     $330,272,134     $131,662,090     $399,782,567     $ 75,515,848
                                                                    ============     ============     ============     ============
Net assets consist of:
  Paid-in capital .............................................     $440,060,907     $ 96,203,980     $399,782,095     $ 75,540,609
  Unrealized appreciation (depreciation) on investments and
    translation of assets and liabilities in foreign currencies
    (net of deferred country tax of $--, $9,190, $--, and $--,
    respectively) .............................................       (6,673,788)      20,411,775             --           (900,474)
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions .............................     (115,531,223)      13,191,617           (1,373)        (991,550)
  Undistributed net investment income .........................       12,416,238        1,854,718            1,845        1,867,263
                                                                    ------------     ------------     ------------     ------------
      Total ...................................................     $330,272,134     $131,662,090     $399,782,567     $ 75,515,848
                                                                    ============     ============     ============     ============
Net Assets:
  Initial Class ...............................................     $223,110,773     $118,838,569     $253,428,048     $ 55,014,402
  Service Class ...............................................      107,161,361       12,823,521      146,354,519       20,501,446
                                                                    ------------     ------------     ------------     ------------
      Total ...................................................     $330,272,134     $131,662,090     $399,782,567     $ 75,515,848
                                                                    ============     ============     ============     ============
Shares of beneficial interest outstanding
  Initial Class ...............................................      34,756,426        6,797,608      253,428,180        5,496,003
  Service Class ...............................................      16,791,339          736,340      146,354,586        2,058,925
                                                                     ----------        ---------      -----------        ---------
      Total ...................................................      51,547,765        7,533,948      399,782,766        7,554,928
                                                                     ==========        =========      ===========        =========
Net asset value per share (net assets / shares of beneficial interest outstanding):
  Initial Class ...............................................         $6.42           $17.48            $1.00           $10.01
                                                                        =====           ======            =====           ======
  Service Class ...............................................         $6.38           $17.42            $1.00           $ 9.96
                                                                        =====           ======            =====           ======

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2006

These statements describe how much each series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series' operations.
                                                                          Emerging                        Global
                                                                           Markets        Global           Total       Government
                                                            Bond           Equity       Governments       Return       Securities
                                                           Series          Series         Series          Series         Series
                                                        ------------    ------------   ------------    ------------    ------------
Net investment income:
  Income --
    Interest .........................................  $  6,359,093    $     21,599   $  1,014,713    $  1,439,331    $ 16,735,074
    Dividends ........................................          --         2,271,609           --         1,748,951            --
    Income on securities loaned ......................          --             5,379           --            42,602            --
    Foreign taxes withheld ...........................          --          (142,790)          --          (124,590)           --
                                                        ------------    ------------   ------------    ------------    ------------
      Total investment income ........................  $  6,359,093    $  2,155,797   $  1,014,713    $  3,106,294    $ 16,735,074
                                                        ------------    ------------   ------------    ------------    ------------
  Expenses --
    Management fee ...................................  $    635,129    $    551,511   $    184,128    $    660,291    $  1,802,877
    Distribution fees ................................        95,342          17,029          5,327          20,930         316,881
    Administrative services fee ......................        21,565          10,538          4,888          17,945          66,558
    Independent trustees' compensation ...............         9,993           4,939          2,413           8,275          30,485
    Custodian fee ....................................        40,607         119,015         42,082          76,418          81,501
    Shareholder communications .......................         7,094           3,861          4,135           7,328          17,542
    Auditing fees ....................................        24,737          19,720         24,737          23,796          21,287
    Legal fees .......................................         2,708           1,396            710           2,255           8,086
    Miscellaneous ....................................        11,087           7,925          3,127           9,647          31,411
                                                        ------------    ------------   ------------    ------------    ------------
      Total expenses .................................  $    848,262    $    735,934   $    271,547    $    826,885    $  2,376,628
    Fees paid indirectly .............................        (4,131)           (727)          (833)         (9,025)         (7,903)
    Reduction of expenses by investment adviser ......          --              --          (20,679)           --              --
                                                        ------------    ------------   ------------    ------------    ------------
      Net expenses ...................................  $    844,131    $    735,207   $    250,035    $    817,860    $  2,368,725
                                                        ------------    ------------   ------------    ------------    ------------
Net investment income ................................  $  5,514,962    $  1,420,590   $    764,678    $  2,288,434    $ 14,366,349
                                                        ============    ============   ============    ============    ============

Realized and unrealized gain (loss) on investments and
  foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of country tax of
      $--, $61,757, $--, $--, and $--, respectively ..  $   (385,786)   $ 13,655,654   $   (681,997)   $ 11,311,437    $   (924,493)
    Futures contracts ................................          --              --          (41,332)        (19,099)        781,651
    Swap transactions ................................        (3,711)           --             --              --              --
    Foreign currency transactions ....................          --          (108,930)     1,059,194       1,378,464            --
                                                        ------------    ------------   ------------    ------------    ------------

      Net realized gain (loss) on investments and
        foreign currency transactions ................  $   (389,497)   $ 13,546,724   $    335,865    $ 12,670,802    $   (142,842)
                                                        ------------    ------------   ------------    ------------    ------------
  Change in unrealized appreciation (depreciation) --
    Investments (net of $--, $8,393, $--, $--, and $--
      increase in deferred country tax, respectively)   $ (6,957,190)   $ (8,596,051)  $    933,364    $ (1,419,338)   $(19,846,563)
    Futures contracts ................................        20,989            --          (26,783)        (26,810)        264,240
    Swap transactions ................................       (10,944)           --             --              --              --
    Translation of assets and liabilities in foreign
       currencies ....................................          --           (93,107)      (786,509)       (992,971)           --
                                                        ------------    ------------   ------------    ------------    ------------

      Net unrealized gain (loss) on investments and
        foreign currency translation .................  $ (6,947,145)   $ (8,689,158)  $    120,072    $ (2,439,119)   $(19,582,323)
                                                        ------------    ------------   ------------    ------------    ------------
      Net realized and unrealized gain (loss) on
        investments and foreign currency .............  $ (7,336,642)   $  4,857,566   $    455,937    $ 10,231,683    $(19,725,165)
                                                        ------------    ------------   ------------    ------------    ------------
  Change in net assets from operations ...............  $ (1,821,680)   $  6,278,156   $  1,220,615    $ 12,520,117    $ (5,358,816)
                                                        ============    ============   ============    ============    ============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2006 -- continued
                                                                       High         International       Money           Strategic
                                                                       Yield            Value           Market           Income
                                                                      Series           Series           Series           Series
                                                                    -----------     -------------     -----------       ---------
Net investment income:
  Income --
    Interest ..................................................     $ 14,018,760     $     60,281     $  8,607,959     $  2,498,537
    Dividends .................................................          156,711        2,716,191             --             11,051
    Income on securities loaned ...............................             --             67,320             --               --
    Foreign taxes withheld ....................................           (4,822)        (268,275)            --               --
                                                                    ------------     ------------     ------------     ------------
      Total investment income .................................     $ 14,170,649     $  2,575,517     $  8,607,959     $  2,509,588
                                                                    ------------     ------------     ------------     ------------
  Expenses --
    Management fee ............................................     $  1,345,458     $    585,743     $    900,584     $    294,278
    Distribution fees .........................................          143,303           15,688          157,395           27,074
    Administrative services fee ...............................           36,483           13,251           37,115            7,914
    Independent trustees' compensation ........................           16,865            6,006           16,385            5,243
    Shareholder communications ................................           14,718            5,227           16,320            3,137
    Auditing fees .............................................           23,796           20,033           12,192           18,779
    Legal fees ................................................            4,526            1,674            4,386            1,071
    Miscellaneous .............................................           17,583            7,525           16,279            4,708
                                                                    ------------     ------------     ------------     ------------
      Total expenses ..........................................     $  1,673,737     $    716,502     $  1,185,698     $    407,789
    Fees paid indirectly ......................................          (12,614)            (822)          (2,637)          (1,886)
                                                                    ------------     ------------     ------------     ------------
      Net expenses ............................................     $  1,661,123     $    715,680     $  1,183,061     $    405,903
                                                                    ------------     ------------     ------------     ------------
Net investment income .........................................     $ 12,509,526     $  1,859,837     $  7,424,898     $  2,103,685
                                                                    ============     ============     ============     ============
Realized and unrealized gain (loss) on investments and foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of country tax of $--,
      $22,960, $--, and $--, respectively) ....................     $   (744,491)    $ 13,625,053     $       (199)    $     15,244
    Futures contracts .........................................             --               --               --             26,984
    Swap transactions .........................................             --               --               --               (446)
    Foreign currency transactions .............................         (227,724)             (47)            --           (225,518)
                                                                    ------------     ------------     ------------     ------------
      Net realized gain (loss) on investments and
        foreign currency transactions .........................     $   (972,215)    $ 13,625,006     $       (199)    $   (183,736)
                                                                    ------------     ------------     ------------     ------------
  Change in unrealized appreciation (depreciation) --
    Investments (net of $--, $12,647, $--, and $-- decrease in
    deferred country tax, respectively) .......................     $ (3,594,425)    $   (242,842)    $       --       $ (1,185,697)
    Futures contracts .........................................             --               --               --              4,805
    Swap transactions .........................................             --               --               --               (142)
    Translation of assets and liabilities in foreign currencies           31,132           21,588             --           (205,270)
                                                                    ------------     ------------     ------------     ------------
      Net unrealized gain (loss) on investments and foreign
        currency translation ..................................     $ (3,563,293)    $   (221,254)    $       --       $ (1,386,304)
                                                                    ------------     ------------     ------------     ------------
      Net realized and unrealized gain (loss) on investments
        and foreign currency ..................................     $ (4,535,508)    $ 13,403,752     $       (199)    $ (1,570,040)
                                                                    ------------     ------------     ------------     ------------
  Change in net assets from operations ........................     $  7,974,018     $ 15,263,589     $  7,424,699     $    533,645
                                                                    ============     ============     ============     ============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) -- Six Months Ended June 30, 2006

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                          Emerging                        Global
                                                                           Markets        Global           Total       Government
                                                            Bond           Equity       Governments       Return       Securities
                                                           Series          Series         Series          Series         Series
                                                        ------------    ------------   ------------    ------------    ------------

Changes in net assets:
From operations:
    Net investment income ............................  $  5,514,962    $  1,420,590   $    764,678    $  2,288,434    $ 14,366,349
    Net realized gain (loss) on investments and
      foreign currency transactions ..................      (389,497)     13,546,724        335,865      12,670,802        (142,842)
    Net unrealized gain (loss) on investments and
      foreign currency translation ...................    (6,947,145)     (8,689,158)       120,072      (2,439,119)    (19,582,323)
                                                        ------------    ------------   ------------    ------------    ------------
                                                                                                                       ------------
      Change in net assets from operations ...........  $ (1,821,680)   $  6,278,156   $  1,220,615    $ 12,520,117    $ (5,358,816)
                                                        ------------    ------------   ------------    ------------    ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) .......  $ (8,023,602)   $   (978,689)  $       --      $ (1,461,088)   $(19,538,803)
    From net investment income (Service Class) .......    (4,507,857)       (135,060)          --          (114,801)    (12,425,972)
    From net realized gain on investments and foreign
      currency transactions  (Initial Class) .........      (759,589)    (13,285,026)      (417,067)    (10,553,650)           --
    From net realized gain on investments and foreign
      currency transactions (Service Class) ..........      (444,627)     (2,097,870)       (41,595)     (1,109,353)           --
                                                        ------------    ------------   ------------    ------------    ------------
Total distributions declared to shareholders .........  $(13,735,675)   $(16,496,645)  $   (458,662)   $(13,238,892)   $(31,964,775)
                                                        ------------    ------------   ------------    ------------    ------------
Change in net assets from series share transactions ..  $ (2,839,609)   $ 13,768,541   $ (7,216,964)   $ (3,336,837)   $ 21,578,936
                                                        ------------    ------------   ------------    ------------    ------------
      Total change in net assets .....................  $(18,396,964)   $  3,550,052   $ (6,455,011)   $ (4,055,612)   $(15,744,655)
Net Assets:
  At beginning of period .............................   219,455,858      93,297,446     52,441,124     177,940,427     666,868,072
                                                        ------------    ------------   ------------    ------------    ------------
  At end of period ...................................  $201,058,894    $ 96,847,498   $ 45,986,113    $173,884,815    $651,123,417
                                                        ============    ============   ============    ============    ============

Undistributed net investment income included in net
  assets at end of period ............................  $  5,512,416    $  1,352,130   $    308,714    $  1,817,433    $ 14,361,530
                                                        ============    ============   ============    ============    ============

                                                                       High         International       Money           Strategic
                                                                       Yield            Value           Market           Income
                                                                      Series           Series           Series           Series
                                                                    -----------     -------------     -----------       ---------

Changes in net assets:
From operations:
    Net investment income .....................................     $ 12,509,526     $  1,859,837     $  7,424,898     $  2,103,685
    Net realized gain (loss) on investments and foreign
      currency transactions ...................................         (972,215)      13,625,006             (199)        (183,736)
    Net unrealized gain (loss) on investments and
      foreign currency translation ............................       (3,563,293)        (221,254)            --         (1,386,304)
                                                                    ------------     ------------     ------------     ------------
      Change in net assets from operations ....................     $  7,974,018     $ 15,263,589     $  7,424,699     $    533,645
                                                                    ------------     ------------     ------------     ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ................     $(19,601,820)    $ (1,509,642)    $ (4,927,251)    $ (3,408,471)
    From net investment income (Service Class) ................       (9,556,650)        (142,577)      (2,497,647)      (1,238,612)
    From net realized gain on investments and
      foreign currency transactions (Initial Class) ...........             --        (12,870,222)            --           (620,852)
    From net realized gain on investments and
      foreign currency transactions (Service Class) ...........             --         (1,405,739)            --           (236,204)
                                                                    ------------     ------------     ------------     ------------
Total distributions declared to shareholders ..................     $(29,158,470)    $(15,928,180)    $ (7,424,898)    $ (5,504,139)
                                                                    ------------     ------------     ------------     ------------
Change in net assets from series share transactions ...........     $(15,890,784)    $ 12,914,640     $ 34,867,097     $ (1,864,053)
                                                                    ------------     ------------     ------------     ------------
      Total change in net assets ..............................     $(37,075,236)    $ 12,250,049     $ 34,866,898     $ (6,834,547)
Net Assets:
  At beginning of period ......................................      367,347,370      119,412,041      364,915,669       82,350,395
                                                                    ------------     ------------     ------------     ------------
  At end of period ............................................     $330,272,134     $131,662,090     $399,782,567     $ 75,515,848
                                                                    ============     ============     ============     ============
Undistributed net investment income included in
    net assets at end of period ...............................     $ 12,416,238     $  1,854,718     $      1,845     $  1,867,263
                                                                    ============     ============     ============     ============

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2005

                                                                          Emerging                        Global
                                                                           Markets        Global           Total       Government
                                                            Bond           Equity       Governments       Return       Securities
                                                           Series          Series         Series          Series         Series
                                                        ------------    ------------   ------------    ------------    ------------

Changes in net assets:
From operations:
    Net investment income ............................  $ 11,364,653    $  1,174,148   $  1,590,121    $  3,884,418    $ 29,280,242
    Net realized gain (loss) on investments and
      foreign currency transactions ..................     1,490,916      15,378,096        263,280      13,513,474      (2,494,206)
    Net unrealized gain (loss) on investments and
      foreign currency translation ...................    (8,953,486)      7,476,626     (6,507,776)    (10,729,518)    (11,858,283)
                                                        ------------    ------------   ------------    ------------    ------------
Change in net assets from operations .................  $  3,902,083    $ 24,028,870   $ (4,654,375)   $  6,668,374    $ 14,927,753
                                                        ------------    ------------   ------------    ------------    ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) .......  $ (9,411,635)   $   (448,328)  $ (5,969,201)   $ (6,966,176)   $(21,947,118)
    From net investment income (Service Class) .......    (4,408,284)        (39,696)      (477,244)       (589,331)     (9,752,762)
    From net realized gain on investments and foreign
      currency transactions (Initial Class) ..........    (2,642,743)       (243,293)      (328,895)    (10,281,639)           --
    From net realized gain on investments and foreign
      currency transactions (Service Class) ..........    (1,287,828)        (29,086)       (26,977)       (916,598)           --
                                                        ------------    ------------   ------------    ------------    ------------
Total distributions declared to shareholders .........  $(17,750,490)   $   (760,403)  $ (6,802,317)   $(18,753,744)   $(31,699,880)
                                                        ------------    ------------   ------------    ------------    ------------
Change in net assets from series share transactions ..  $ (4,494,371)   $  5,833,884   $ (3,041,599)   $  9,531,704    $(14,464,265)
                                                        ------------    ------------   ------------    ------------    ------------
      Total change in net assets .....................  $(18,342,778)   $ 29,102,351   $(14,498,291)   $ (2,553,666)   $(31,236,392)
Net Assets:
  At beginning of period .............................   237,798,636      64,195,095     66,939,415     180,494,093     698,104,464
                                                        ------------    ------------   ------------    ------------    ------------
  At end of period ...................................  $219,455,858    $ 93,297,446   $ 52,441,124    $177,940,427    $666,868,072
                                                        ============    ============   ============    ============    ============
Undistributed (distributions in excess of) net
  investment income included in net assets at
  end of period ......................................  $ 12,528,913    $  1,045,289   $   (455,964)   $  1,104,888    $ 31,959,956
                                                        ============    ============   ============    ============    ============

                                                                       High         International       Money           Strategic
                                                                       Yield            Value           Market           Income
                                                                      Series           Series           Series           Series
                                                                    -----------     -------------     -----------       ---------
Changes in net assets:
From operations:
    Net investment income .....................................     $ 27,110,722     $  1,760,096     $  9,661,016     $  4,544,849
    Net realized gain (loss) on investments
      and foreign currency transactions .......................        1,714,312       14,307,849              (61)       1,551,265
    Net unrealized gain (loss) on investments
     and foreign currency translation .........................      (20,970,130)        (571,375)            --         (4,606,464)
                                                                    ------------     ------------     ------------     ------------
Change in net assets from operations ..........................     $  7,854,904     $ 15,496,570     $  9,660,955     $  1,489,650
                                                                    ------------     ------------     ------------     ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ................     $(23,882,264)    $ (1,083,122)    $ (6,992,613)    $ (4,482,176)
    From net investment income (Service Class) ................       (8,025,309)         (78,002)      (2,668,342)      (1,550,120)
    From net realized gain on investments and
      foreign currency transactions (Initial Class) ...........             --         (1,914,712)            --           (584,605)
    From net realized gain on investments and
      foreign currency transactions (Service Class) ...........             --           (162,463)            --           (210,297)
                                                                    ------------     ------------     ------------     ------------
Total distributions declared to shareholders ..................     $(31,907,573)    $ (3,238,299)    $ (9,660,955)    $ (6,827,198)
                                                                    ------------     ------------     ------------     ------------
Change in net assets from series share transactions ...........     $(38,167,173)    $ 15,353,050     $ (5,463,894)    $ (2,744,135)
                                                                    ------------     ------------     ------------     ------------
    Total change in net assets ................................     $(62,219,842)    $ 27,611,321     $ (5,463,894)    $ (8,081,683)
Net Assets:
  At beginning of period ......................................      429,567,212       91,800,720      370,379,563       90,432,078
                                                                    ------------     ------------     ------------     ------------
  At end of period ............................................     $367,347,370     $119,412,041     $364,915,669     $ 82,350,395
                                                                    ============     ============     ============     ============
Undistributed net investment income included in
  net assets at end of period .................................     $ 29,065,182     $  1,647,100     $      1,845     $  4,410,661
                                                                    ============     ============     ============     ============

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                  Bond Series
                                         ------------------------------------------------------------------------------------
                                         Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001
INITIAL CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning of
  period ..........................    $    11.40       $    12.15      $    12.39      $    11.85     $    11.34   $    10.91
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
   operations
Net investment income (d) .........    $     0.29       $     0.59      $     0.61      $     0.62     $     0.66   $     0.65
Net realized and unrealized
   gain (loss) on investments
   and foreign currency ...........         (0.38)           (0.39)           0.09            0.51           0.37         0.19
                                       ----------       ----------      ----------      ----------     ----------   ----------
Total from investment
  operations ......................    $    (0.09)      $     0.20      $     0.70      $     1.13     $     1.03   $     0.84
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared
  to shareholders
From net investment income ........    $    (0.69)      $    (0.74)     $    (0.76)     $    (0.59)    $    (0.45)  $    (0.41)
From net realized gain on
  investments and foreign
  currency transactions ...........         (0.07)           (0.21)          (0.18)           --            (0.07)        --
                                       ----------       ----------      ----------      ----------     ----------   ----------
Total distributions
  declared to shareholders ........    $    (0.76)      $    (0.95)     $    (0.94)     $    (0.59)    $    (0.52)  $    (0.41)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $    10.55       $    11.40      $    12.15      $    12.39     $    11.85   $    11.34
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(s) ...........         (0.82)(n)         1.75            6.25            9.72           9.53         7.85
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ....................          0.71(a)          0.72            0.69            0.69           0.68         0.71
  Net investment income ...........          5.30(a)          5.05            5.04            5.10           5.87         5.80
Portfolio turnover (%) ............            29               52              50              96            130          236
Net assets at end of period
  (000 Omitted) ...................    $  126,466       $  143,680      $  164,227      $  199,735     $  211,757   $  170,392

                                                                                  Bond Series
                                         ------------------------------------------------------------------------------------
                                         Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001(i)
SERVICE CLASS SHARES
Net asset value, beginning of
  period ..........................    $    11.33       $    12.07      $    12.33      $    11.81     $    11.32   $    11.20
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
Net investment income (d) .........    $     0.28       $     0.56      $     0.58      $     0.57     $     0.63   $     0.22
Net realized and unrealized
  gain (loss) on investments
  and foreign currency ............         (0.38)           (0.38)           0.08            0.53           0.38        (0.10)(g)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Total from investment operations ..    $    (0.10)      $     0.18      $     0.66      $     1.10     $     1.01   $     0.12
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared
  to shareholders
  From net investment income ......    $    (0.66)      $    (0.71)     $    (0.74)     $    (0.58)    $    (0.45)         $--
  From net realized gain on
    investments and foreign
    currency transactions .........         (0.07)           (0.21)          (0.18)           --            (0.07)        --
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total distributions
       declared to shareholders ...    $    (0.73)      $    (0.92)     $    (0.92)     $    (0.58)    $    (0.52)         $--
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $    10.50       $    11.33      $    12.07      $    12.33     $    11.81   $    11.32
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(s) ...........         (0.89)(n)         1.59            5.91            9.43           9.34         1.07(n)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ....................          0.96(a)          0.97            0.94            0.94           0.93         0.96(a)
  Net investment income ...........          5.06(a)          4.81            4.80            4.77           5.62         5.52(a)
Portfolio turnover (%) ............            29               52              50              96            130          236
Net assets at end of period
  (000 Omitted) ...................    $   74,593       $   75,776      $   73,572      $   66,091     $   36,960   $   10,468

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                      Emerging Markets Equity Series
                                         ------------------------------------------------------------------------------------
                                         Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001
INITIAL CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning
  of period .......................    $    21.84       $    16.16      $    12.85      $     8.48     $     8.73   $     8.82
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.32       $     0.29      $     0.18      $     0.20     $     0.09   $     0.14
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency ..........          1.71             5.59            3.27            4.23          (0.24)       (0.23)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
       operations .................    $     2.03       $     5.88      $     3.45      $     4.43     $    (0.15)  $    (0.09)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared
  to shareholders
  From net investment income ......    $    (0.25)      $    (0.13)     $    (0.14)     $    (0.06)    $    (0.10)         $--
  From net realized gain on
  investments and foreign
  currency transactions ...........         (3.46)           (0.07)           --              --             --           --
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total distributions
       declared to shareholders ...    $    (3.71)      $    (0.20)     $    (0.14)     $    (0.06)    $    (0.10)         $--
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $    20.16       $    21.84      $    16.16      $    12.85     $     8.48   $     8.73
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(s) ...........          7.02(n)         36.76           27.18           52.60          (1.88)       (1.02)
Ratios (%) (to average net
  assets) and Supplemental data:
  Expenses (f) ....................          1.37(a)          1.31            1.35            1.65           1.49         1.62
  Net investment income ...........          2.73(a)          1.62            1.33            1.99           1.01         1.63
Portfolio turnover (%) ............            59               95             109             125            246          179
Net assets at end of period
  (000 Omitted) ...................    $   82,256       $   82,804      $   57,799      $   46,769     $   30,393   $   32,175

                                                                      Emerging Markets Equity Series
                                         ------------------------------------------------------------------------------------
                                         Six Months
                                           Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001(i)
SERVICE CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value,
   beginning of period ............    $    21.71       $    16.08      $    12.80      $     8.45     $     8.72   $     8.29
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.29       $     0.25      $     0.15      $     0.17     $     0.06   $     0.00(w)
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency ..........          1.70             5.54            3.25            4.22          (0.23)        0.43(g)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
       operations .................    $     1.99       $     5.79      $     3.40      $     4.39     $    (0.17)  $     0.43
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared
  to shareholders
  From net investment income ......    $    (0.22)      $    (0.09)     $    (0.12)     $    (0.04)    $    (0.10)         $--
  From net realized gain on
    investments and foreign
    currency transactions .........         (3.46)           (0.07)           --              --             --           --
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total distributions
        declared to shareholders ..    $    (3.68)      $    (0.16)     $    (0.12)     $    (0.04)    $    (0.10)         $--
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $    20.02       $    21.71      $    16.08      $    12.80     $     8.45   $     8.72
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(s) ...........          6.89(n)         36.36           26.96           52.12          (2.12)        5.19(n)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ....................          1.62(a)          1.56            1.60            1.89           1.74         1.87(a)
  Net investment income ...........          2.55(a)          1.38            1.08            1.71           0.70         0.22(a)
Portfolio turnover (%) ............            59               95             109             125            246          179
Net assets at end of period
  (000 Omitted) ...................    $   14,591       $   10,494      $    6,397      $    5,049     $    2,066   $      381

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                       Global Governments Series
                                         ------------------------------------------------------------------------------------
                                         Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001
INITIAL CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning
  of period .......................    $    10.29       $    12.40      $    12.92      $    11.75     $     9.74   $     9.95
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.16       $     0.29      $     0.30      $     0.34     $     0.35   $     0.38
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ...........          0.10            (1.10)           0.76            1.45           1.66        (0.59)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
       operations .................    $     0.26       $    (0.81)     $     1.06      $     1.79     $     2.01   $    (0.21)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared
   to shareholders
  From net investment income ......           $--       $    (1.23)     $    (1.58)     $    (0.62)    $     --     $     --
  From net realized gain on
    investments and foreign
    currency transactions .........         (0.10)           (0.07)           --              --             --           --
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total distributions
        declared to shareholders ..    $    (0.10)      $    (1.30)     $    (1.58)     $    (0.62)    $     --     $     --
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $    10.45       $    10.29      $    12.40      $    12.92     $    11.75   $     9.74
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(r) ...........          2.51(n)         (7.20)          10.06           15.60          20.64        (2.11)
Ratios (%) (to average net
  assets) and Supplemental
  data:
  Expenses before expense
   reductions (f) .................          1.09(a)          1.03            0.98            0.95           0.93         0.98
  Expenses after expense
   reductions (f) .................          1.00(a)          1.00            0.98            0.95           0.93         0.98
  Net investment income ...........          3.14(a)          2.64            2.48            2.75           3.36         3.81
Portfolio turnover (%) ............            48              137             124             143            120           67
Net assets at end of period
  (000 Omitted) ...................    $   41,732       $   48,203      $   62,107      $   67,472     $   70,613   $   50,189

                                                                       Global Governments Series
                                         ------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001(i)
SERVICE CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning
  of period .......................    $    10.22       $    12.33      $    12.85      $    11.71     $     9.73   $    10.02
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.15       $     0.27      $     0.27      $     0.30     $     0.33   $     0.12
  Net realized and unrealized
   gain (loss) on investments
   and foreign currency ...........          0.10            (1.11)           0.75            1.45           1.65        (0.41)(g)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
        operations ................    $     0.25       $    (0.84)     $     1.02      $     1.75     $     1.98   $    (0.29)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared
  to shareholders
  From net investment income ......           $--       $    (1.20)     $    (1.54)     $    (0.61)           $--          $--
  From net realized gain on
   investments and foreign
   currency transactions ..........         (0.10)           (0.07)           --              --             --           --
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total distributions
        declared to
        shareholders ..............    $    (0.10)      $    (1.27)     $    (1.54)     $    (0.61)           $--          $--
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $    10.37       $    10.22      $    12.33      $    12.85     $    11.71   $     9.73
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(r) ...........          2.43(n)         (7.49)           9.80           15.30          20.35        (2.89)(n)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses before expense
   reductions (f) .................          1.33(a)          1.28            1.23            1.20           1.18         1.23(a)
  Expenses after expense
   reductions (f) .................          1.25(a)          1.25            1.23            1.20           1.18         1.23(a)
  Net investment income ...........          2.90(a)          2.39            2.23            2.50           3.03         3.34(a)
Portfolio turnover (%) ............            48              137             124             143            120           67
Net assets at end of period
  (000 Omitted) ...................    $    4,254       $    4,238      $    4,832      $    5,355     $    3,969   $      169

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                        Global Total Return Series
                                         ------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001
INITIAL CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning
  of period .......................    $    16.66       $    17.91      $    15.70      $    13.11     $    13.28   $    15.74
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.22       $     0.37      $     0.32      $     0.29     $     0.31   $     0.31
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency ..........          1.03             0.23            2.29            2.66          (0.23)       (1.24)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
        operations ................    $     1.25       $     0.60      $     2.61      $     2.95     $     0.08   $    (0.93)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared
  to shareholders
  From net investment income ......    $    (0.16)      $    (0.75)     $    (0.40)     $    (0.36)    $    (0.25)  $    (0.61)
  From net realized gain on
   investments and foreign
   currency transactions ..........         (1.18)           (1.10)           --              --             --          (0.92)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total distributions
       declared to shareholders ...    $    (1.34)      $    (1.85)     $    (0.40)     $    (0.36)    $    (0.25)  $    (1.53)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $    16.57       $    16.66      $    17.91      $    15.70     $    13.11   $    13.28
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(s) ...........          7.24(n)          3.83           17.12           22.97           0.58        (6.17)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ....................          0.92(a)          0.92            0.89            0.94           0.90         0.91
  Net investment income ...........          2.62(a)          2.18            1.97            2.06           2.34         2.19
Portfolio turnover (%) ............            36               78              86              93             84           66
Net assets at end of period
  (000 Omitted) ...................    $  157,094       $  161,143      $  166,034      $  156,675     $   80,150   $   88,199

                                                                        Global Total Return Series
                                         ------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001(i)
SERVICE CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning
  of period .......................    $    16.56       $    17.82      $    15.63      $    13.08     $    13.28   $    13.53
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
   operations
  Net investment income (d) .......    $     0.20       $     0.32      $     0.28      $     0.26     $     0.27   $     0.09
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency ..........          1.03             0.23            2.29            2.63          (0.22)       (0.34)(g)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
       operations .................    $     1.23       $     0.55      $     2.57      $     2.89     $     0.05   $    (0.25)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared to
  shareholders
  From net investment income ......    $    (0.12)      $    (0.71)     $    (0.38)     $    (0.34)    $    (0.25)         $--
  From net realized gain on
   investments and foreign
   currency transactions ..........         (1.18)           (1.10)           --              --             --           --
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total distributions declared
        to shareholders ...........    $    (1.30)      $    (1.81)     $    (0.38)     $    (0.34)    $    (0.25)         $--
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $    16.49       $    16.56      $    17.82      $    15.63     $    13.08   $    13.28
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(s) ...........          7.16(n)          3.54           16.88           22.53           0.41        (1.92)(n)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ....................          1.17(a)          1.17            1.14            1.19           1.15         1.16(a)
  Net investment income ...........          2.37(a)          1.91            1.72            1.83           2.10         1.82(a)
Portfolio turnover (%) ............            36               78              86              93             84           66
Net assets at end of period
  (000 Omitted) ...................    $   16,791       $   16,797      $   14,460      $   11,545     $    5,699   $    1,476

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series' shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                    Government Securities Series
                                         ------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001
INITIAL CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning of
  period ..........................    $    12.84       $    13.16      $    13.44      $    13.85     $    13.28   $    13.11
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.28       $     0.56      $     0.54      $     0.44     $     0.58   $     0.73
  Net realized and unrealized
    gain (loss) on investments
    and foreign currency ..........         (0.38)           (0.26)          (0.07)          (0.14)          0.67         0.22
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
        operations ................    $    (0.10)      $     0.30      $     0.47      $     0.30     $     1.25   $     0.95
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared to
  shareholders
  From net investment income ......    $    (0.63)      $    (0.62)     $    (0.75)     $    (0.59)    $    (0.68)  $    (0.78)
  From net realized gain on
    investments and foreign
    currency transactions .........          --               --              --             (0.12)          --           --
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total distributions
        declared to shareholders ..    $    (0.63)      $    (0.62)     $    (0.75)     $    (0.71)    $    (0.68)  $    (0.78)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $    12.11       $    12.84      $    13.16      $    13.44     $    13.85   $    13.28
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k) ..............         (0.74)(n)         2.30            3.76            2.15           9.80         7.47
Ratios (%) (to average net
  assets) and Supplemental data:
  Expenses (f) ....................          0.63(a)          0.63            0.62            0.62           0.60         0.62
  Net investment income ...........          4.48(a)          4.32            4.12            3.22           4.33         5.55
Portfolio turnover (%) ............            19               75              85             144            157           97
Net assets at end of period \
  (000 Omitted) ...................    $  384,165       $  425,740      $  493,616      $  629,265     $  877,180   $  696,167

                                                                    Government Securities Series
                                         ------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001(i)
SERVICE CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning of
  period ..........................    $    12.77       $    13.10      $    13.38      $    13.81     $    13.27   $    13.08
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.26       $     0.53      $     0.51      $     0.36     $     0.51   $     0.28
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ..............         (0.37)           (0.27)          (0.07)          (0.10)          0.71        (0.09)(g)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
        operations ................    $    (0.11)      $     0.26      $     0.44      $     0.26     $     1.22   $     0.19
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared to
  shareholders
  From net investment income ......    $    (0.60)      $    (0.59)     $    (0.72)     $    (0.57)    $    (0.68)         $--
  From net realized gain on
    investments and foreign
    currency transactions .........          --               --              --             (0.12)          --           --
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total distributions declared
        to shareholders ...........    $    (0.60)      $    (0.59)     $    (0.72)     $    (0.69)    $    (0.68)         $--
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $    12.06       $    12.77      $    13.10      $    13.38     $    13.81   $    13.27
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k) ..............         (0.80)(n)         2.01            3.55            1.87           9.55         1.45(n)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ....................          0.88(a)          0.88            0.87            0.87           0.85         0.87(a)
  Net investment income ...........          4.24(a)          4.10            3.90            2.64           3.86         5.52(a)
Portfolio turnover (%) ............            19               75              85             144            157           97
Net assets at end of period
  (000 Omitted) ...................    $  266,959       $  241,128      $  204,488      $  172,578     $  132,071   $   30,174

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series' shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                          High Yield Series
                                        -------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001
INITIAL CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning of
  period ..........................    $     6.83       $     7.32      $     7.27      $     6.56     $     7.05   $     7.63
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.24       $     0.49      $     0.52      $     0.54     $     0.61   $     0.73
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ..............         (0.08)           (0.36)           0.11            0.80          (0.42)       (0.57)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
        operations ................    $     0.16       $     0.13      $     0.63      $     1.34     $     0.19   $     0.16
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared to
  shareholders
  From net investment income ......    $    (0.57)      $    (0.62)     $    (0.58)     $    (0.63)    $    (0.68)  $    (0.74)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $     6.42       $     6.83      $     7.32      $     7.27     $     6.56   $     7.05
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(s) ...........          2.27(n)          2.19            9.54           21.44           2.70         1.80
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ....................          0.85(a)          0.86            0.83            0.83           0.82         0.84
  Net investment income ...........          7.05(a)          7.06            7.27            7.89           9.15         9.93
Portfolio turnover (%) ............            46               53              68              92             75           58
Net assets at end of period
  (000 Omitted) ...................    $  223,111       $  255,999      $  319,653      $  360,207     $  305,487   $  367,973

                                                                         High Yield Series
                                        -------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001(i)
SERVICE CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning of
  period ..........................    $     6.79       $     7.28      $     7.23      $     6.53     $     7.04   $     7.09
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.23       $     0.47      $     0.49      $     0.51     $     0.58   $     0.25
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ..............         (0.08)           (0.36)           0.12            0.81          (0.41)       (0.30)(g)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
        operations ................    $     0.15       $     0.11      $     0.61      $     1.32     $     0.17   $    (0.05)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared to
  shareholders
  From net investment income ......    $    (0.56)      $    (0.60)     $    (0.56)     $    (0.62)    $    (0.68)         $--
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $     6.38       $     6.79      $     7.28      $     7.23     $     6.53   $     7.04
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(s) ...........          2.05(n)          1.93            9.37           21.21           2.37        (0.71)(n)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ....................          1.10(a)          1.11            1.08            1.08           1.07         1.09(a)
  Net investment income ...........          6.81(a)          6.81            6.99            7.59           8.99         9.55(a)
Portfolio turnover (%) ............            46               53              68              92             75           58
Net assets at end of period
  (000 Omitted) ...................    $  107,161       $  111,348      $  109,914      $   98,931     $   44,533   $   11,990

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                    International Value Series
                                        -------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001
INITIAL CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning of
  period ..........................    $    17.39       $    15.58      $    12.27      $     9.28     $     9.93   $    13.16
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.26       $     0.27      $     0.20      $     0.11     $     0.09   $     0.08
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ..............          2.13             2.03            3.21            2.98          (0.66)       (1.89)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
        operations ................    $     2.39       $     2.30      $     3.41      $     3.09     $    (0.57)  $    (1.81)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared to
  shareholders
  From net investment income ......    $    (0.24)      $    (0.18)     $    (0.10)     $    (0.10)    $    (0.08)  $    (0.24)
  From net realized gain on
    investments and foreign
    currency transactions .........         (2.06)           (0.31)           --              --             --          (1.18)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total distributions declared
        to shareholders ...........    $    (2.30)      $    (0.49)     $    (0.10)     $    (0.10)    $    (0.08)  $    (1.42)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $    17.48       $    17.39      $    15.58      $    12.27     $     9.28   $     9.93
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(s) ...........         12.83(n)         15.22           28.02(v)        33.63          (5.86)      (14.63)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ....................          1.08(a)          1.13            1.15            1.28           1.24         1.23
  Net investment income ...........          2.88(a)          1.67            1.52            1.06           0.91         0.76
Portfolio turnover (%) ............            32               46              65              84             80          112
Net assets at end of period
  (000 Omitted) ...................    $  118,839       $  108,418      $   84,996      $   61,108     $   50,609   $   64,134

                                                                   International Value Series
                                        -------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001(i)
SERVICE CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning of
  period ..........................    $    17.32       $    15.54      $    12.24      $     9.27     $     9.93   $    10.51
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (loss) (d)     $     0.24       $     0.22      $     0.18      $     0.07     $     0.04   $    (0.01)
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ..............          2.13             2.02            3.20            2.98          (0.62)       (0.57)(g)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
        operations ................    $     2.37       $     2.24      $     3.38      $     3.05     $    (0.58)  $    (0.58)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared to
  shareholders
  From net investment income ......    $    (0.21)      $    (0.15)     $    (0.08)     $    (0.08)    $    (0.08)         $--
  From net realized gain on
    investments and foreign
    currency transactions .........         (2.06)           (0.31)           --              --             --           --
                                       ----------       ----------      ----------      ----------     ----------   ----------
Total distributions declared to
  shareholders ....................    $    (2.27)      $    (0.46)     $    (0.08)     $    (0.08)    $    (0.08)         $--
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $    17.42       $    17.32      $    15.54      $    12.24     $     9.27   $     9.93
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(s) ...........         12.77(n)         14.86           27.82(v)        33.20          (5.97)       (5.52)(n)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ....................          1.33(a)          1.39            1.40            1.53           1.49         1.48(a)
  Net investment income (loss) ....          2.66(a)          1.37            1.31            0.67           0.44        (0.17)(a)
Portfolio turnover (%) ............            32               46              65              84             80          112
Net assets at end of period
  (000 Omitted) ...................    $   12,824       $   10,994      $    6,805      $    4,646     $    2,246   $      425

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series' shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(v) During the year ended December 31, 2004, the series received a payment from the investment adviser to reimburse the series for losses on investments not meeting the investment guidelines of the series. If this loss had been incurred, the total returns would have been 28.01% and 27.81% for the Initial Class and Service Class, respectively.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                       Money Market Series
                                        -------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001
INITIAL CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning of
  period ..........................    $     1.00       $     1.00      $     1.00      $     1.00     $     1.00   $     1.00
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.02       $     0.03      $     0.01      $     0.01     $     0.01   $     0.04
  Net realized and unrealized gain
    (loss) on investments .........         (0.00)(w)        (0.00)(w)        --              --             --           --
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
        operations ................    $     0.02       $     0.03      $     0.01      $     0.01     $     0.01   $     0.04
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared to
  shareholders
  From net investment income ......    $    (0.02)      $    (0.03)     $    (0.01)     $    (0.01)    $    (0.01)  $    (0.04)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $     1.00       $     1.00      $     1.00      $     1.00     $     1.00   $     1.00
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(r) ...........          2.10(n)          2.72            0.83            0.63           1.27         3.78
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses before expense
    reductions (f) ................          0.57(a)          0.60            0.58            0.57           0.57         0.57
  Expenses after expense
    reductions (f) ................          --               0.60            --              --             --           --
  Net investment income ...........          4.20(a)          2.65            0.79            0.64           1.27         3.56
Net assets at end of period
  (000 Omitted) ...................    $  253,428       $  241,684      $  282,595      $  426,154     $  690,127   $  702,808

                                                                         Money Market Series
                                        -------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001(i)
SERVICE CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning of
  period ..........................    $     1.00       $     1.00      $     1.00      $     1.00     $     1.00   $     1.00
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.02       $     0.02      $     0.01      $     0.00(w)  $     0.01   $     0.01
  Net realized and unrealized gain
    (loss) on investments .........         (0.00)(w)        (0.00)(w)        --              --             --           --
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
        operations ................    $     0.02       $     0.02      $     0.01      $     0.00(w)  $     0.01   $     0.01
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared to
  shareholders
  From net investment income ......    $    (0.02)      $    (0.02)     $    (0.01)     $    (0.00)(w) $    (0.01)  $    (0.01)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $     1.00       $     1.00      $     1.00      $     1.00     $     1.00   $     1.00
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(r) ...........          1.98(n)          2.46            0.57            0.38           1.02         0.72(n)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses before expense
    reductions (f) ................          0.82(a)          0.85            0.82            0.82           0.82         0.82(a)
  Expenses after expense
    reductions (f) ................          --               0.85            --              --             --           --
  Net investment income ...........          3.97(a)          2.49            0.63            0.37           0.99         3.31(a)
Net assets at end of period
  (000 Omitted) ...................    $  146,355       $  123,232      $   87,785      $   49,380     $   52,745   $   20,493

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(w) Per share amount was less than $0.01.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                           Strategic Income Series
                                        -------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001(i)
INITIAL CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning of
  period ..........................    $    10.71       $    11.42      $    11.12      $    10.31     $    10.04   $    10.10
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.28       $     0.58      $     0.61      $     0.59     $     0.57   $     0.67
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ..............         (0.20)           (0.39)           0.23            0.71           0.16        (0.34)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
        operations ................    $     0.08       $     0.19      $     0.84      $     1.30     $     0.73   $     0.33
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared to
  shareholders
  From net investment income ......    $    (0.66)      $    (0.80)     $    (0.54)     $    (0.49)    $    (0.46)  $    (0.35)
  From net realized gain on
    investments and foreign
    currency transactions .........         (0.12)           (0.10)           --              --             --          (0.04)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total distributions declared
        to shareholders ...........    $    (0.78)      $    (0.90)     $    (0.54)     $    (0.49)    $    (0.46)  $    (0.39)
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $    10.01       $    10.71      $    11.42      $    11.12     $    10.31   $    10.04
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(s) ...........          0.68(n)          1.89            8.04           12.89           7.52         3.31
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ....................          0.97(a)          0.97            0.91            0.90           0.86         1.01
  Net investment income ...........          5.43(a)          5.33            5.55            5.58           5.74         6.69
Portfolio turnover (%) ............            29               66              74             127            137          179
Net assets at end of period
  (000 Omitted) ...................    $   55,015       $   59,707      $   66,248      $   67,547     $   56,980   $   47,813

                                                                           Strategic Income Series
                                        -------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001(i)
SERVICE CLASS SHARES                     --------         --------        --------        --------       --------     --------
Net asset value, beginning of
  period ..........................    $    10.64       $    11.35      $    11.06      $    10.28     $    10.03   $     9.91
                                       ----------       ----------      ----------      ----------     ----------   ----------
Income (loss) from investment
  operations
  Net investment income (d) .......    $     0.27       $     0.55      $     0.59      $     0.57     $     0.53   $     0.21
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ..............         (0.20)           (0.39)           0.22            0.68           0.18        (0.09)(G)
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total from investment
        operations ................    $     0.07       $     0.16      $     0.81      $     1.25     $     0.71   $     0.12
                                       ----------       ----------      ----------      ----------     ----------   ----------
Less distributions declared to
  shareholders
  From net investment income ......    $    (0.63)      $    (0.77)     $    (0.52)     $    (0.47)    $    (0.46)         $--
  From net realized gain on
    investments and foreign
    currency transactions .........         (0.12)           (0.10)           --              --             --           --
                                       ----------       ----------      ----------      ----------     ----------   ----------
      Total distributions declared
        to shareholders ...........    $    (0.75)      $    (0.87)     $    (0.52)     $    (0.47)    $    (0.46)         $--
                                       ----------       ----------      ----------      ----------     ----------   ----------
Net asset value, end of period ....    $     9.96       $    10.64      $    11.35      $    11.06     $    10.28   $    10.03
                                       ==========       ==========      ==========      ==========     ==========   ==========
Total return (%) (k)(s) ...........          0.59(n)          1.61            7.83           12.48           7.31         1.21(n)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ....................          1.22(a)          1.22            1.16            1.15           1.11         1.26(a)
  Net investment income ...........          5.18(a)          5.08            5.31            5.36           5.41         6.00(a)
Portfolio turnover (%) ............            29               66              74             127            137          179
Net assets at end of period
  (000 Omitted) ...................    $   20,501       $   22,643      $   24,184      $   21,008     $   12,979   $    2,585

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) BUSINESS AND ORGANIZATION

The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of twenty-eight separate series (the series) of shares: Bond Series*, Capital Appreciation Series, Capital Opportunities Series, Core Equity Series, Emerging Growth Series, Emerging Markets Equity Series*, Global Governments Series*, Global Growth Series, Global Total Return Series*, Government Securities Series*, High Yield Series*, International Growth Series, International Value Series*, Massachusetts Investors Growth Stock Series, Massachusetts Investors Trust Series, Mid Cap Growth Series, Mid Cap Value Series, Money Market Series*, New Discovery Series, Research Series, Research International Series, Strategic Growth Series, Strategic Income Series*, Strategic Value Series, Technology Series, Total Return Series, Utilities Series and Value Series. The shares of each series are sold only to variable accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The High Yield Series can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Each series (except the Money Market Series and Government Securities Series) can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities - Certain series invest in inflation-adjusted debt securities issued by the U.S. Treasury. Certain series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk - Each series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options, futures contracts, forward foreign currency exchange contracts and swap agreements.

Purchased Options - Each series may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the series' exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts - Each series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by each series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. Upon entering into such contracts, each series bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts - Each series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. Each series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, each series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. Each series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, each series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements - Each series may enter into swap agreements. A swap is an exchange of cash payments between the series and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Each series may enter into credit default swaps to limit or to reduce risk exposure of the series to credit events such as bankruptcy, failure to pay, or a restructuring of corporate and sovereign issuers. Each series may also use credit default swaps to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the series is not otherwise exposed. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer on its obligation.

Security Loans - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of certain series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide certain series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Loans and Other Direct Debt Instruments - Certain series may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate certain series to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the series at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. For Money Market Series, all premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively. Certain series earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when each series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Certain series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statements of Operations, or in unrealized gain/loss if the security is still held by the series.

Certain series may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Certain series may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Fees Paid Indirectly - Each series' custody fees are reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. These amounts, for the six months ended June 30, 2006, are shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions - Each series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by each series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, defaulted bonds, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                  Bond Series          Emerging Markets Equity Series   Global Governments Series
                                           --------------------------  ------------------------------  --------------------------
                                                  December 31,                  December 31,                  December 31,
                                           --------------------------    --------------------------    --------------------------
                                               2005          2004            2005          2004            2005             2004
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income (including any
  short-term capital gains)                $14,157,639   $15,984,702     $   488,024   $   553,290     $ 6,705,443      $ 8,408,856
Long-term capital gain ..................    3,592,851     2,879,247         272,379        --              96,874          --
                                           -----------   -----------     -----------   -----------     -----------      -----------
  Total distributions ...................  $17,750,490   $18,863,949     $   760,403   $   553,290     $ 6,802,317      $ 8,408,856
                                           ===========   ===========     ===========   ===========     ===========      ===========


                                           Global Total Return Series   Government Securities Series      High Yield Series
                                           --------------------------   ----------------------------   --------------------------
                                                  December 31,                  December 31,                  December 31,
                                           --------------------------    --------------------------    --------------------------
                                               2005          2004            2005          2004            2005        2004
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income (including any
  short-term capital gains)                $10,130,137   $ 4,172,790     $31,699,880   $40,795,150     $31,907,573      $31,912,516
Long-term capital gain ..................    8,623,607        --              --            --              --            --
                                           -----------   -----------     -----------   -----------     -----------      -----------
  Total distributions ...................  $18,753,744   $ 4,172,790     $31,699,880   $40,795,150     $31,907,573      $31,912,516
                                           ===========   ===========     ===========   ===========     ===========      ===========

                                           International Value Series       Money Market Series         Strategic Income Series
                                           --------------------------    --------------------------    --------------------------
                                                  December 31,                  December 31,                  December 31,
                                           --------------------------    --------------------------    --------------------------
                                               2005          2004            2005          2004            2005         2004
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income (including
  any short-term capital gains)            $ 1,161,124   $   542,884     $ 9,660,955   $ 3,275,930     $ 6,201,359      $ 4,577,175
Long-term capital gain ..................    2,077,175        --              --            --             625,839         --
                                           -----------   -----------     -----------   -----------     -----------      -----------
  Total distributions ...................  $ 3,238,299   $   542,884     $ 9,660,955   $ 3,275,930     $ 6,827,198      $ 4,577,175
                                           ===========   ===========     ===========   ===========     ===========      ===========

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                                            Emerging           Global
                                                                            Bond         Markets Equity     Governments
                                                                           Series            Series            Series
        -----------------------------------------------------------------------------------------------------------------
        AS OF JUNE 30, 2006
        Cost of investments .........................................    $207,009,981      $ 91,321,324      $ 46,232,591
                                                                         ------------------------------------------------
        Gross appreciation ..........................................    $    716,867      $ 18,074,638      $    351,407
        Gross depreciation ..........................................      (8,627,071)       (2,320,502)         (571,989)
                                                                         ------------------------------------------------
        Net unrealized appreciation (depreciation) ..................    $ (7,910,204)     $ 15,754,136      $   (220,582)

        AS OF DECEMBER 31, 2005
        Undistributed ordinary income ...............................    $ 12,528,913      $  6,816,912      $    458,176
        Undistributed long-term capital gain ........................       1,203,795         9,677,725              --
        Post-October capital loss deferral ..........................        (756,297)             --            (109,878)
        Other temporary differences .................................            --             (58,013)         (162,395)
        Net unrealized appreciation (depreciation) ..................      (1,048,872)       24,358,580        (1,242,809)

                                                                           Global          Government           High
                                                                        Total Return       Securities          Yield
                                                                           Series            Series            Series
        -----------------------------------------------------------------------------------------------------------------
        AS OF JUNE 30, 2006
        Cost of investments .........................................    $162,747,865      $667,950,316      $332,109,903
                                                                         ------------------------------------------------
        Gross appreciation ..........................................    $ 19,154,489      $  3,844,835      $  3,254,111
        Gross depreciation ..........................................      (3,465,523)      (27,714,505)      (11,116,553)
                                                                         ------------------------------------------------
        Net unrealized appreciation (depreciation) ..................    $ 15,688,966      $(23,869,670)     $ (7,862,442)

        AS OF DECEMBER 31, 2005
        Undistributed ordinary income ...............................    $  2,628,639      $ 31,959,956      $ 29,153,280
        Undistributed long-term capital gain ........................      10,608,263              --                --
        Capital loss carryforwards ..................................      (9,210,362)      (11,951,539)     (107,662,635)
        Other temporary differences .................................        (192,709)             --            (142,721)
        Net unrealized appreciation (depreciation) ..................      17,048,849        (2,967,395)       (9,952,245)

                                                                       International         Money           Strategic
                                                                           Value             Market            Income
                                                                           Series            Series            Series
        -----------------------------------------------------------------------------------------------------------------
        AS OF JUNE 30, 2006
        Cost of investments .........................................    $134,006,159      $399,742,491      $ 76,598,607
                                                                         ------------------------------------------------
        Gross appreciation ..........................................    $ 24,026,632              --        $    680,911
        Gross depreciation ..........................................      (4,033,877)             --          (2,190,349)
                                                                         ------------------------------------------------
        Net unrealized appreciation (depreciation) ..................    $ 19,992,755      $       --        $ (1,509,438)

        AS OF DECEMBER 31, 2005
        Undistributed ordinary income ...............................    $  6,462,283      $      1,845      $  4,883,496
        Undistributed long-term capital gain ........................       9,463,422              --             618,624
        Capital loss carryforwards ..................................            --              (1,113)             --
        Post-October capital loss deferral ..........................            --                 (61)         (125,199)
        Other temporary differences .................................         (51,247)             --            (160,105)
        Net unrealized appreciation (depreciation) ..................      20,248,243              --            (271,083)

The aggregate costs above include prior fiscal year end tax adjustments.

As of June 30, 2006, the following series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                                           Global         Government           High           Money
                                                        Total Return      Securities          Yield          Market
          EXPIRATION DATE                                 Series(a)         Series            Series         Series
          ----------------------------------------------------------------------------------------------------------
          December 31, 2006 .........................     $        --     $         --     $  (5,499,919)     $    --
          December 31, 2007 .........................              --               --        (6,145,967)          --
          December 31, 2008 .........................              --               --        (6,617,797)          --
          December 31, 2009 .........................      (3,481,964)              --       (37,568,488)        (776)
          December 31, 2010 .........................      (5,728,398)              --       (46,740,625)          --
          December 31, 2011 .........................              --       (4,003,424)               --         (271)
          December 31, 2012 .........................              --       (3,805,608)               --          (66)
          December 31, 2013 .........................              --       (4,142,507)       (5,089,839)          --
                                                          -----------------------------------------------------------
                                                          $(9,210,362)    $(11,951,539)    $(107,662,635)     $(1,113)

(a) The availability of a portion of the capital loss carryforwards, which were acquired on September 5, 2003 in connection with the Global Asset Allocation Fund merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to each series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on each series' financial statements.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)TRANSACTIONS WITH AFFILIATES
Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Bond Series: The management fee is 0.60% of average daily net assets.

Emerging Markets Equity Series: The management fee is 1.05% of the first $500 million of average daily net assets and 1.00% in excess of $500 million.

Global Governments Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Global Total Return Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Government Securities Series: The management fee is 0.55% of the first $1 billion of average daily net assets and 0.50% of average daily net assets in excess of $1 billion.

High Yield Series: The management fee is 0.75% of average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion unless changed or rescinded by the Board of Trustees. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

International Value Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $2 billion.

Money Market Series: The management fee is 0.50% of average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million unless changed or rescinded by the Board of Trustees. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Strategic Income Series: The management fee is 0.75% of the first $1.0 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $500 million until May 1, 2007 unless changed or rescinded by the Board of Trustees. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

The investment adviser has agreed to pay a portion of certain series' operating expenses, exclusive of certain fees and expenses, such that the operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. For the six months ended June 30, 2006, this agreement is reflected as a reduction of total expenses in the Statements of Operations for these series. Effective management fees and expense limitations are as follows:

                                                                             Initial               Service
                                                        Effective             Class                 Class
                                                       Management            Expense               Expense
                                                          Fees             Limitations           Limitations
------------------------------------------------------------------------------------------------------------
Bond Series ........................................      0.60%                N/A                   N/A
Emerging Markets Equity Series .....................      1.05%                N/A                   N/A
Global Governments Series ..........................      0.75%               1.00%(b)(c)           1.25%(b)(c)
Global Total Return Series .........................      0.75%                N/A                   N/A
Government Securities Series .......................      0.55%               1.00%(c)              1.25%(c)
High Yield Series ..................................      0.75%               1.00%(c)              1.25%(c)
International Value Series .........................      0.90%                N/A                   N/A
Money Market Series ................................      0.50%               0.60%(c)              0.85%(c)
Strategic Income Series ............................      0.75%                N/A                   N/A

(b) For Global Governments Series, the expense reduction was $20,679.
(c) MFS' agreement to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.25% of the series' average daily net assets is contained in the investment advisory agreement between MFS and the series and may not be rescinded without shareholder approval. MFS' agreement to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.00% of the series' average daily net assets attributable to Initial Class shares (0.60% for Money Market Series
    Initial Class shares and 0.85% for Money Market Series Service Class shares) may be changed or rescinded at any time by MFS.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the 1940 Act.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain series and certain other MFS funds (the funds) for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Prior to June 1, 2006, each series was allocated a portion of these administrative costs based on its size and relative average net assets. Effective June 1, 2006, each series is charged an annual fixed amount of $10,000 plus a fee based on calendar year average net assets.

The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of each series' average daily net assets as follows.

                                                             % of
                                                         Average Daily
                                                          Net Assets
        --------------------------------------------------------------
        Bond Series ....................................    0.0204%
        Emerging Markets Equity Series .................    0.0201%
        Global Governments Series ......................    0.0199%
        Global Total Return Series .....................    0.0204%
        Government Securities Series ...................    0.0203%
        High Yield Series ..............................    0.0203%
        International Value Series .....................    0.0203%
        Money Market Series ............................    0.0206%
        Strategic Income Series ........................    0.0202%

Trustees' and Officers' Compensation - Each series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

Other - The funds have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2006, payments made by each series to Tarantino LLC amounted to the following and are included in miscellaneous expense in the Statements of Operations:

                                                           ICCO Fee
        -----------------------------------------------------------
        Bond Series ....................................    $  507
        Emerging Markets Equity Series .................       250
        Global Governments Series ......................       118
        Global Total Return Series .....................       420
        Government Securities Series ...................     1,560
        High Yield Series ..............................       862
        International Value Series .....................       305
        Money Market Series ............................       837
        Strategic Income Series ........................       188

(4) PORTFOLIO SECURITIES
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                                            Emerging
                                                                                            Markets        Global        Global
                                                                               Bond          Equity      Governments   Total Return
                                                                              Series         Series         Series        Series
-----------------------------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities ..............................................   $  4,938,723   $         --   $ 6,316,552   $11,454,666
Investments (non-U.S. government securities) ............................   $ 55,218,596   $ 61,321,435   $11,762,678   $45,713,493

Sales
U.S. government securities ..............................................   $ 10,163,697   $         --   $ 5,445,438   $ 8,829,348
Investments (non-U.S. government securities) ............................   $ 59,037,882   $ 62,945,126   $21,404,171   $71,379,868

                                                                            Government        High      International    Strategic
                                                                            Securities        Yield         Value         Income
                                                                              Series         Series         Series        Series
----------------------------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities ..............................................   $121,570,412   $         --   $        --   $   517,706
Investments (non-U.S. government securities) ............................        $60,366   $156,643,346   $41,108,931   $21,534,210

Sales
U.S. government securities ..............................................   $119,615,867   $         --   $        --   $ 3,080,816
Investments (non-U.S. government securities) ............................     $1,255,096   $179,721,490   $43,097,842   $24,728,226

Purchases and sales of investments for the Money Market Series, which consist solely of short-term obligations, amounted to
$3,400,056,755 and $3,334,317,447, respectively, excluding repurchase agreements.

(5) SHARES OF BENEFICIAL INTEREST
The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                           Bond Series                                Emerging Markets Equity Series
                        --------------------------------------------------  ---------------------------------------------------
                        Six months ended 6/30/06    Year ended 12/31/05     Six months ended 6/30/06      Year ended 12/31/05
                        ------------------------  ------------------------  ------------------------   -------------------------
                          Shares       Amount       Shares       Amount      Shares       Amount         Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class .....    229,772   $  2,571,824     532,824   $  6,159,640     353,605   $  8,562,692       750,581   $  13,792,728
  Service Class .....    480,814      5,443,982     709,728      8,260,306     227,538      5,267,852       162,593       3,056,316
                      -------------------------------------------------------------------------------------------------------------
                         710,586   $  8,015,806   1,242,552   $ 14,419,946     581,143   $ 13,830,544       913,174   $  16,849,044

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class .....    830,955   $  8,783,192   1,078,209   $ 12,054,378     612,703   $ 14,263,715        41,967   $     691,621
  Service Class .....    471,216      4,952,483     511,780      5,696,112      96,580      2,232,930         4,191          68,782
                      -------------------------------------------------------------------------------------------------------------
                       1,302,171   $ 13,735,675   1,589,989   $ 17,750,490     709,283   $ 16,496,645        46,158   $     760,403

Shares reacquired
  Initial Class ..... (1,678,442)  $(18,697,212) (2,532,487)  $(29,446,090)   (678,416)  $(14,807,901)     (576,657)  $ (10,304,020)
  Service Class .....   (533,050)    (5,893,878)   (627,154)    (7,218,717)    (78,770)    (1,750,747)      (81,283)     (1,471,543)
                      -------------------------------------------------------------------------------------------------------------
                      (2,211,492)  $(24,591,090) (3,159,641)  $(36,664,807)   (757,186)  $(16,558,648)     (657,940)  $ (11,775,563)

Net change
  Initial Class .....   (617,715)  $ (7,342,196)   (921,454)  $(11,232,072)    287,892   $  8,018,506       215,891   $   4,180,329
  Service Class .....    418,980      4,502,587     594,354      6,737,701     245,348      5,750,035        85,501       1,653,555
                      -------------------------------------------------------------------------------------------------------------
                        (198,735)  $ (2,839,609)   (327,100)  $ (4,494,371)    533,240   $ 13,768,541       301,392   $   5,833,884

                                    Global Governments Series                           Global Total Return Series
                        --------------------------------------------------  ---------------------------------------------------
                        Six months ended 6/30/06    Year ended 12/31/05     Six months ended 6/30/06      Year ended 12/31/05
                        ------------------------  ------------------------  ------------------------   -------------------------
                          Shares       Amount       Shares       Amount      Shares       Amount         Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class .....    106,750   $  1,118,405     338,069   $  3,864,329      96,302   $  1,679,977       617,589   $  10,572,346
  Service Class .....     76,384        788,731      86,041        967,223      72,131      1,221,952       220,372       3,625,886
                      -------------------------------------------------------------------------------------------------------------
                         183,134   $  1,907,136     424,110   $  4,831,552     168,433   $  2,901,929       837,961   $  14,198,232

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class .....     39,420   $    417,067     575,169   $  6,298,096     702,206   $ 12,014,738     1,081,368   $  17,247,815
  Service Class .....      3,961         41,595      46,301        504,221      71,882      1,224,154        94,772       1,505,929
                      -------------------------------------------------------------------------------------------------------------
                          43,381   $    458,662     621,470   $  6,802,317     774,088   $ 13,238,892     1,176,140   $  18,753,744

Shares reacquired
  Initial Class .....   (838,053)  $ (8,707,603) (1,233,242)  $(13,475,400)   (995,316)  $(17,077,343)   (1,292,942)  $ (21,543,832)
  Service Class .....    (84,727)      (875,159)   (109,455)    (1,200,068)   (140,088)    (2,400,315)     (112,149)     (1,876,440)
                      -------------------------------------------------------------------------------------------------------------
                        (922,780)  $ (9,582,762) (1,342,697)  $(14,675,468) (1,135,404)  $(19,477,658)   (1,405,091)  $ (23,420,272)

Net change
  Initial Class .....   (691,883)  $ (7,172,131)   (320,004)  $ (3,312,975)   (196,808)  $ (3,382,628)      406,015   $   6,276,329
  Service Class .....     (4,382)       (44,833)     22,887        271,376       3,925         45,791       202,995       3,255,375
                      -------------------------------------------------------------------------------------------------------------
                        (696,265)  $ (7,216,964)   (297,117)  $ (3,041,599)   (192,883)  $ (3,336,837)      609,010   $   9,531,704

                                   Government Securities Series                              High Yield Series
                        --------------------------------------------------  ---------------------------------------------------
                        Six months ended 6/30/06    Year ended 12/31/05     Six months ended 6/30/06      Year ended 12/31/05
                        ------------------------  ------------------------  ------------------------   -------------------------
                          Shares       Amount       Shares       Amount      Shares       Amount         Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class .....  1,295,046   $ 16,239,382   1,930,095   $ 25,145,323     595,165   $  3,967,373     2,797,916   $  18,918,498
  Service Class .....  2,824,347     35,530,519   3,834,346     49,457,894   2,152,400     14,492,167     5,365,903      36,088,400
                      -------------------------------------------------------------------------------------------------------------
                       4,119,393   $ 51,769,901   5,764,441   $ 74,603,217   2,747,565   $ 18,459,540     8,163,819   $  55,006,898

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class .....  1,620,133   $ 19,538,803   1,730,845   $ 21,947,118   3,011,032   $ 19,601,820     3,668,551   $  23,882,264
  Service Class .....  1,034,635     12,425,972     771,579      9,752,762   1,474,792      9,556,650     1,238,473       8,025,309
                      -------------------------------------------------------------------------------------------------------------
                       2,654,768   $ 31,964,775   2,502,424   $ 31,699,880   4,485,824   $ 29,158,470     4,907,024   $  31,907,573

Shares reacquired
  Initial Class ..... (4,347,548)  $(54,720,225) (8,002,617)  $(103,478,662)(6,317,632)  $(42,526,092)  (12,661,076)  $ (88,241,247)
  Service Class .....   (591,823)    (7,435,515) (1,336,977)   (17,288,700) (3,237,510)   (20,982,702)   (5,307,145)    (36,840,397)
                      -------------------------------------------------------------------------------------------------------------
                      (4,939,371)  $(62,155,740) (9,339,594) $(120,767,362) (9,555,142)  $(63,508,794)  (17,968,221)  $(125,081,644)

Net change
  Initial Class ..... (1,432,369)  $(18,942,040) (4,341,677)  $(56,386,221) (2,711,435)  $(18,956,899)   (6,194,609)  $ (45,440,485)
  Service Class .....  3,267,159     40,520,976   3,268,948     41,921,956     389,682      3,066,115     1,297,231       7,273,312
                      -------------------------------------------------------------------------------------------------------------
                       1,834,790   $ 21,578,936  (1,072,729)  $(14,464,265) (2,321,753)  $(15,890,784)   (4,897,378)  $ (38,167,173)

                                    International Value Series                              Money Market Series
                        --------------------------------------------------  ---------------------------------------------------
                        Six months ended 6/30/06    Year ended 12/31/05     Six months ended 6/30/06      Year ended 12/31/05
                        ------------------------  ------------------------  ------------------------   -------------------------
                          Shares       Amount       Shares       Amount      Shares       Amount         Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class .....    346,961   $  6,548,390   1,186,772   $ 18,986,115  52,950,911   $ 52,950,911    70,048,871   $  70,048,871
  Service Class .....    119,815      2,239,229     244,374      3,868,563  45,941,427     45,941,427    77,065,752      77,065,752
                      -------------------------------------------------------------------------------------------------------------
                         466,776   $  8,787,619   1,431,146   $ 22,854,678  98,892,338   $ 98,892,338   147,114,623   $ 147,114,623

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class .....    764,074   $ 14,379,864     197,356   $  2,997,834   4,927,251   $  4,927,251     6,992,613   $   6,992,613
  Service Class .....     82,577      1,548,316      15,861        240,465   2,497,647      2,497,647     2,668,342       2,668,342
                      -------------------------------------------------------------------------------------------------------------
                         846,651   $ 15,928,180     213,217   $  3,238,299   7,424,898   $  7,424,898     9,660,955   $   9,660,955

Shares reacquired
  Initial Class .....   (549,145)  $ (9,970,680)   (602,285)  $ (9,717,718) (46,133,606) $(46,133,606) (117,952,563)  $(117,952,563)
  Service Class .....   (100,742)    (1,830,479)    (63,452)    (1,022,209) (25,316,533)  (25,316,533)  (44,286,909)    (44,286,909)
                      -------------------------------------------------------------------------------------------------------------
                        (649,887)  $(11,801,159)   (665,737)  $(10,739,927) (71,450,139) $(71,450,139) (162,239,472)  $(162,239,472)

Net change
  Initial Class .....    561,890   $ 10,957,574     781,843   $ 12,266,231  11,744,556   $ 11,744,556   (40,911,079)  $ (40,911,079)
  Service Class .....    101,650      1,957,066     196,783      3,086,819  23,122,541     23,122,541    35,447,185      35,447,185
                      -------------------------------------------------------------------------------------------------------------
                         663,540   $ 12,914,640     978,626   $ 15,353,050  34,867,097   $ 34,867,097    (5,463,894)  $  (5,463,894)

                                     Strategic Income Series
                        --------------------------------------------------
                        Six months ended 6/30/06    Year ended 12/31/05
                        ------------------------  ------------------------
                          Shares       Amount       Shares       Amount
--------------------------------------------------------------------------
Shares sold
  Initial Class .....    148,414   $  1,535,951     333,858   $  3,671,323
  Service Class .....    121,988      1,276,016     216,627      2,349,211
                      ----------------------------------------------------
                         270,402   $  2,811,967     550,485   $  6,020,534

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class .....    399,735   $  4,029,323     486,255   $  5,066,781
  Service Class .....    147,040      1,474,816     169,761      1,760,417
                      ----------------------------------------------------
                         546,775   $  5,504,139     656,016   $  6,827,198

Shares reacquired
  Initial Class .....   (627,008)  $ (6,635,306) (1,044,745)  $(11,344,741)
  Service Class .....   (337,893)    (3,544,853)   (389,034)    (4,247,126)
                      ----------------------------------------------------
                        (964,901)  $(10,180,159) (1,433,779)  $(15,591,867)

Net change
  Initial Class .....    (78,859)  $ (1,070,032)   (224,632)  $ (2,606,637)
  Service Class .....    (68,865)      (794,021)     (2,646)      (137,498)
                      ----------------------------------------------------
                        (147,724)  $ (1,864,053)   (227,278)  $ (2,744,135)

(6) LINE OF CREDIT
Each series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each series, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each series for the six months ended June 30, 2006 is included in miscellaneous expense on the Statement of Operations and is as follows for each series:

                                                               Commitment
                                                                   Fee
        -----------------------------------------------------------------
        Bond Series .........................................    $1,176
        Emerging Markets Equity Series ......................       608
        Global Governments Series ...........................       267
        Global Total Return Series ..........................       973
        Government Securities Series ........................     3,636
        High Yield Series ...................................     2,005
        International Value Series ..........................       738
        Money Market Series .................................       652
        Strategic Income Series .............................       435

None of the series had any significant borrowings during the six months ended June 30, 2006.

MFS(R)/SUN LIFE SERIES TRUST

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 1, 2006 by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.



Sun Life Financial Distributors Inc.

                                                            SUN-A-SEM-8/06 162M

MFS(R)/SUN LIFE SERIES TRUST [logo]

SEMIANNUAL REPORT o JUNE 30, 2006

Capital Appreciation Series
Emerging Growth Series
Global Growth Series
Massachusetts Investors Trust Series
Mid Cap Growth Series
Research Series
Total Return Series
Utilities Series

TABLE OF CONTENTS

Letter from the CEO of MFS ..............................................     1

Portfolio Composition ...................................................     2

Expense Tables ..........................................................    10

Portfolio of Investments ................................................    11

Financial Statements ....................................................    31

Notes to Financial Statements ...........................................    45

Investment Adviser ................................................. Back Cover

Custodian and Dividend Disbursing Agent ............................ Back Cover

Board Review of Investment Advisory Agreement ...................... Back Cover

Proxy Voting Policies and Information .............................. Back Cover

Quarterly Portfolio Disclosure ..................................... Back Cover

--------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED       MAY LOSE VALUE         NO BANK OR CREDIT UNION GUARANTEE
 NOT A DEPOSIT      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION -- CAPITAL APPRECIATION SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              95.3%
              Cash & Other Net Assets                     4.7%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         3.3%
              ------------------------------------------------
              General Electric Co.                        3.1%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       3.0%
              ------------------------------------------------
              Intel Corp.                                 2.5%
              ------------------------------------------------
              Google, Inc., "A"                           2.4%
              ------------------------------------------------
              Corning, Inc.                               2.4%
              ------------------------------------------------
              Procter & Gamble Co.                        2.3%
              ------------------------------------------------
              Johnson & Johnson                           2.1%
              ------------------------------------------------
              Genzyme Corp.                               2.0%
              ------------------------------------------------
              Samsung Electronics Co. Ltd., GDR           1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 25.7%
              ------------------------------------------------
              Health Care                                18.4%
              ------------------------------------------------
              Retailing                                  12.5%
              ------------------------------------------------
              Industrial Goods & Services                 8.1%
              ------------------------------------------------
              Leisure                                     6.1%
              ------------------------------------------------
              Special Products & Services                 5.7%
              ------------------------------------------------
              Financial Services                          5.7%
              ------------------------------------------------
              Consumer Staples                            4.2%
              ------------------------------------------------
              Energy                                      3.4%
              ------------------------------------------------
              Transportation                              2.2%
              ------------------------------------------------
              Basic Materials                             1.4%
              ------------------------------------------------
              Autos & Housing                             1.1%
              ------------------------------------------------
              Utilities & Communications                  0.8%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- EMERGING GROWTH SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              96.8%
              Cash & Other Net Assets                     3.2%

              TOP TEN HOLDINGS

              Google, Inc.                                3.3%
              ------------------------------------------------
              Chicago Mercantile Holdings, Inc.           2.5%
              ------------------------------------------------
              American Tower Corp.                        2.5%
              ------------------------------------------------
              First Data Corp.                            2.4%
              ------------------------------------------------
              Adobe Systems, Inc.                         2.1%
              ------------------------------------------------
              Yahoo!, Inc.                                1.9%
              ------------------------------------------------
              Electronic Arts, Inc.                       1.9%
              ------------------------------------------------
              News Corp.                                  1.9%
              ------------------------------------------------
              Rockwell Automation, Inc.                   1.9%
              ------------------------------------------------
              GlobalSantaFe Corp.                         1.8%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 21.0%
              ------------------------------------------------
              Health Care                                14.4%
              ------------------------------------------------
              Special Products & Services                11.7%
              ------------------------------------------------
              Leisure                                    11.0%
              ------------------------------------------------
              Financial Services                          8.2%
              ------------------------------------------------
              Energy                                      7.4%
              ------------------------------------------------
              Utilities & Communications                  5.0%
              ------------------------------------------------
              Retailing                                   4.4%
              ------------------------------------------------
              Industrial Goods & Services                 3.7%
              ------------------------------------------------
              Consumer Staples                            3.6%
              ------------------------------------------------
              Basic Materials                             2.8%
              ------------------------------------------------
              Transportation                              2.1%
              ------------------------------------------------
              Autos & Housing                             1.5%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL  GROWTH SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                             100.0%

              TOP TEN HOLDINGS

              TOTAL S.A.                                  2.3%
              ------------------------------------------------
              BHP Billiton Ltd.                           1.9%
              ------------------------------------------------
              LVMH Moet Hennessy Louis Vuitton S.A.       1.8%
              ------------------------------------------------
              HSBC Holdings PLC                           1.7%
              ------------------------------------------------
              Tesco PLC                                   1.6%
              ------------------------------------------------
              Procter & Gamble Co.                        1.6%
              ------------------------------------------------
              GlaxoSmithKline PLC                         1.5%
              ------------------------------------------------
              WPP Group PLC                               1.5%
              ------------------------------------------------
              Roche Holding AG                            1.5%
              ------------------------------------------------
              Johnson & Johnson                           1.5%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         18.7%
              ------------------------------------------------
              Technology                                 12.6%
              ------------------------------------------------
              Health Care                                12.1%
              ------------------------------------------------
              Consumer Staples                           10.3%
              ------------------------------------------------
              Retailing                                   9.2%
              ------------------------------------------------
              Leisure                                     8.1%
              ------------------------------------------------
              Energy                                      6.7%
              ------------------------------------------------
              Utilities & Communications                  5.2%
              ------------------------------------------------
              Basic Materials                             5.1%
              ------------------------------------------------
              Autos & Housing                             4.5%
              ------------------------------------------------
              Industrial Goods & Services                 3.8%
              ------------------------------------------------
              Special Products & Services                 3.0%
              ------------------------------------------------
              Transportation                              0.7%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              33.1%
              ------------------------------------------------
              France                                     11.1%
              ------------------------------------------------
              United Kingdom                             11.0%
              ------------------------------------------------
              Japan                                       9.0%
              ------------------------------------------------
              Switzerland                                 5.9%
              ------------------------------------------------
              Hong Kong                                   4.0%
              ------------------------------------------------
              Brazil                                      3.2%
              ------------------------------------------------
              Germany                                     2.5%
              ------------------------------------------------
              Italy                                       2.4%
              ------------------------------------------------
              Other Countries                            17.8%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MASSACHUSETTS INVESTORS TRUST SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              98.7%
              Cash & Other Net Assets                     1.3%

              TOP TEN HOLDINGS

              Exxon Mobil Corp.                           3.1%
              ------------------------------------------------
              Johnson & Johnson                           3.0%
              ------------------------------------------------
              American International Group, Inc.          2.8%
              ------------------------------------------------
              United Technologies Corp.                   2.2%
              ------------------------------------------------
              Altria Group, Inc.                          2.1%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     2.1%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.1%
              ------------------------------------------------
              Reckitt Benckiser, PLC                      2.1%
              ------------------------------------------------
              EMC Corp.                                   2.0%
              ------------------------------------------------
              Bank of America Corp.                       1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         19.4%
              ------------------------------------------------
              Health Care                                16.2%
              ------------------------------------------------
              Technology                                 12.7%
              ------------------------------------------------
              Consumer Staples                           11.7%
              ------------------------------------------------
              Energy                                      9.8%
              ------------------------------------------------
              Industrial Goods & Services                 6.2%
              ------------------------------------------------
              Retailing                                   6.0%
              ------------------------------------------------
              Leisure                                     5.2%
              ------------------------------------------------
              Basic Materials                             4.2%
              ------------------------------------------------
              Utilities & Communications                  3.4%
              ------------------------------------------------
              Special Products & Services                 2.8%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MID CAP GROWTH SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              98.8%
              Cash & Other Net Assets                     1.2%

              TOP TEN HOLDINGS

              Rockwell Automation, Inc.                   2.3%
              ------------------------------------------------
              International Game Technology               2.2%
              ------------------------------------------------
              Cummins, Inc.                               1.9%
              ------------------------------------------------
              Limited Brands, Inc.                        1.9%
              ------------------------------------------------
              MGM Mirage                                  1.7%
              ------------------------------------------------
              DENTSPLY International, Inc.                1.7%
              ------------------------------------------------
              Estee Lauder Cos., Inc., "A"                1.7%
              ------------------------------------------------
              Advanced Medical Optics, Inc.               1.7%
              ------------------------------------------------
              Hess Corp.                                  1.7%
              ------------------------------------------------
              BEA Systems, Inc.                           1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                15.9%
              ------------------------------------------------
              Special Products & Services                13.1%
              ------------------------------------------------
              Technology                                 12.6%
              ------------------------------------------------
              Retailing                                   8.4%
              ------------------------------------------------
              Energy                                      8.1%
              ------------------------------------------------
              Leisure                                     8.1%
              ------------------------------------------------
              Financial Services                          7.7%
              ------------------------------------------------
              Industrial Goods & Services                 7.4%
              ------------------------------------------------
              Utilities & Communications                  4.5%
              ------------------------------------------------
              Basic Materials                             3.8%
              ------------------------------------------------
              Consumer Staples                            3.5%
              ------------------------------------------------
              Transportation                              3.0%
              ------------------------------------------------
              Autos & Housing                             2.7%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- RESEARCH SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              98.9%
              Warrants                                    0.1%
              Cash & Other Net Assets                     1.0%

              TOP TEN HOLDINGS

              Altria Group, Inc.                          3.1%
              ------------------------------------------------
              Tyco International Ltd.                     2.5%
              ------------------------------------------------
              Johnson & Johnson                           2.4%
              ------------------------------------------------
              GlobalSantaFe Corp.                         2.3%
              ------------------------------------------------
              Intel Corp.                                 2.3%
              ------------------------------------------------
              United Technologies Corp.                   2.0%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.0%
              ------------------------------------------------
              Amgen, Inc.                                 1.9%
              ------------------------------------------------
              Bank New York, Inc.                         1.9%
              ------------------------------------------------
              Eli Lilly & Co.                             1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         21.1%
              ------------------------------------------------
              Capital Goods                              14.1%
              ------------------------------------------------
              Energy                                     13.7%
              ------------------------------------------------
              Health Care                                12.8%
              ------------------------------------------------
              Consumer Cyclicals                         12.6%
              ------------------------------------------------
              Technology                                 11.5%
              ------------------------------------------------
              Consumer Staples                            7.7%
              ------------------------------------------------
              Telecommunications                          5.4%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- TOTAL RETURN SERIES

              PORTFOLIO STRUCTURE (i)

              Common Stocks                              59.5%
              Bonds                                      39.1%
              Cash & Other Net Assets                     1.4%

              TOP TEN HOLDINGS (i)

              Fannie Mae 30 year, 5.5%                    3.9%
              ------------------------------------------------
              Bank of America Corp.                       2.6%
              ------------------------------------------------
              U.S. Treasury Notes, 5.625%, 2008           2.3%
              ------------------------------------------------
              Merck & Co., Inc.                           1.5%
              ------------------------------------------------
              Wyeth                                       1.5%
              ------------------------------------------------
              U.S. Treasury Notes, 4.75%, 2008            1.4%
              ------------------------------------------------
              U.S. Treasury Bonds, 5.375%, 2031           1.4%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     1.4%
              ------------------------------------------------
              Exxon Mobil Corp.                           1.3%
              ------------------------------------------------
              Sprint Nextel Corp.                         1.3%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         16.2%
              ------------------------------------------------
              Energy                                      6.9%
              ------------------------------------------------
              Utilities & Communications                  6.6%
              ------------------------------------------------
              Health Care                                 5.6%
              ------------------------------------------------
              Technology                                  5.2%
              ------------------------------------------------
              Industrial Goods & Services                 4.8%
              ------------------------------------------------
              Consumer Staples                            3.8%
              ------------------------------------------------
              Basic Materials                             3.7%
              ------------------------------------------------
              Retailing                                   2.4%
              ------------------------------------------------
              Leisure                                     1.9%
              ------------------------------------------------
              Autos & Housing                             1.5%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------
              Special Products & Services                 0.3%
              ------------------------------------------------

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                 14.2%
              ------------------------------------------------
              U.S. Treasury Securities                   10.0%
              ------------------------------------------------
              High Grade Corporates                       8.4%
              ------------------------------------------------
              U.S. Government Agencies                    3.3%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       2.1%
              ------------------------------------------------
              Asset-Backed Securities                     0.5%
              ------------------------------------------------
              Emerging Market Debt                        0.4%
              ------------------------------------------------
              Non U.S. Government Bonds                   0.1%
              ------------------------------------------------
              High Yield Corporates                       0.1%
              ------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- UTILITIES SERIES

              PORTFOLIO STRUCTURE (i)

              Common Stocks                              94.2%
              Convertible Preferred Stocks                4.2%
              Bonds                                       0.9%
              Cash & Other Net Assets                     0.6%
              Convertible Bonds                           0.1%

              TOP TEN HOLDINGS (i)

              TXU Corp.                                   5.6%
              ------------------------------------------------
              Exelon Corp.                                4.6%
              ------------------------------------------------
              NRG Energy, Inc.                            4.3%
              ------------------------------------------------
              FPL Group, Inc.                             4.0%
              ------------------------------------------------
              Williams Cos., Inc.                         3.5%
              ------------------------------------------------
              FirstEnergy Corp.                           3.5%
              ------------------------------------------------
              Edison International                        3.4%
              ------------------------------------------------
              Constellation Energy Group, Inc.            2.9%
              ------------------------------------------------
              Duke Energy Corp.                           2.9%
              ------------------------------------------------
              E.ON AG                                     2.4%
              ------------------------------------------------

              TOP FIVE EQUITY INDUSTRIES

              Electric Power                             54.6%
              ------------------------------------------------
              Telephone Services                         14.9%
              ------------------------------------------------
              Natural Gas Pipeline                        5.5%
              ------------------------------------------------
              Wireless Communications                     5.0%
              ------------------------------------------------
              Natural Gas Distribution                    4.6%
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              70.8%
              ------------------------------------------------
              Germany                                     4.2%
              ------------------------------------------------
              United Kingdom                              3.8%
              ------------------------------------------------
              Spain                                       3.7%
              ------------------------------------------------
              Canada                                      3.2%
              ------------------------------------------------
              Mexico                                      3.1%
              ------------------------------------------------
              France                                      2.7%
              ------------------------------------------------
              Brazil                                      2.3%
              ------------------------------------------------
              Italy                                       1.5%
              ------------------------------------------------
              Other Countries                             4.7%
              ------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLES

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of each series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in each series and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight each series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in each series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in each series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                                                 Expenses Paid
                                        Beginning       Ending     During
                            Annualized   Account       Account     Period(p)
CAPITAL                      Expense      Value         Value    1/01/06 -
APPRECIATION SERIES           Ratio      1/01/06       6/30/06    6/30/06
-------------------------------------------------------------------------------
Initial Class
  Actual                      0.83%     $1,000.00     $  976.00      $4.07
  Hypothetical (h)            0.83%     $1,000.00     $1,020.68      $4.16
Service Class
  Actual                      1.08%     $1,000.00     $  974.90      $5.29
  Hypothetical (h)            1.08%     $1,000.00     $1,019.44      $5.41

EMERGING
GROWTH SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.84%     $1,000.00     $  990.00      $4.14
  Hypothetical (h)            0.84%     $1,000.00     $1,020.63      $4.21
Service Class
  Actual                      1.09%     $1,000.00     $  988.20      $5.37
  Hypothetical (h)            1.09%     $1,000.00     $1,019.39      $5.46

GLOBAL
GROWTH SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                      1.10%     $1,000.00     $1,041.00      $5.57
  Hypothetical (h)            1.10%     $1,000.00     $1,019.34      $5.51
Service Class
  Actual                      1.35%     $1,000.00     $1,040.60      $6.83
  Hypothetical (h)            1.35%     $1,000.00     $1,018.10      $6.76

MASSACHUSETTS
INVESTORS TRUST
SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.62%     $1,000.00     $1,008.00      $3.09
  Hypothetical (h)            0.62%     $1,000.00     $1,021.72      $3.11
Service Class
  Actual                      0.87%     $1,000.00     $1,006.80      $4.33
  Hypothetical (h)            0.87%     $1,000.00     $1,020.48      $4.36

MID CAP
GROWTH SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.89%     $1,000.00     $  978.30      $4.37
  Hypothetical (h)            0.89%     $1,000.00     $1,020.38      $4.46
Service Class
  Actual                      1.14%     $1,000.00     $  976.40      $5.59
  Hypothetical (h)            1.14%     $1,000.00     $1,019.14      $5.71

RESEARCH SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.83%     $1,000.00     $  996.40      $4.11
  Hypothetical (h)            0.83%     $1,000.00     $1,020.68      $4.16
Service Class
  Actual                      1.08%     $1,000.00     $  994.70      $5.34
  Hypothetical (h)            1.08%     $1,000.00     $1,019.44      $5.41

TOTAL
RETURN SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.71%     $1,000.00     $1,019.10      $3.55
  Hypothetical (h)            0.71%     $1,000.00     $1,021.27      $3.56
Service Class
  Actual                      0.96%     $1,000.00     $1,017.70      $4.80
  Hypothetical (h)            0.96%     $1,000.00     $1,020.03      $4.81

UTILITIES SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                      0.83%     $1,000.00     $1,085.60      $4.29
  Hypothetical (h)            0.83%     $1,000.00     $1,020.68      $4.16
Service Class
  Actual                      1.08%     $1,000.00     $1,083.60      $5.58
  Hypothetical (h)            1.08%     $1,000.00     $1,019.44      $5.41

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

CAPITAL APPRECIATION SERIES
COMMON STOCKS - 95.3%

Issuer                                          Shares/Par           Value ($)
ADVERTISING & BROADCASTING - 1.3%
News Corp., "A" ...........................        236,500         $  4,536,070
Viacom, Inc., "B" (n) .....................         95,000            3,404,800
                                                                   ------------
                                                                   $  7,940,870
                                                                   ------------
AEROSPACE - 1.7%
United Technologies Corp. .................        159,600         $ 10,121,832
                                                                   ------------
APPAREL MANUFACTURERS - 1.4%
NIKE, Inc., "B" ...........................        103,870         $  8,413,470
                                                                   ------------
AUTOMOTIVE - 1.1%
Harman International Industries, Inc. .....         73,380         $  6,264,451
                                                                   ------------
BANKS & CREDIT COMPANIES - 3.3%
American Express Co. ......................        154,000         $  8,195,880
J.P. Morgan Chase & Co. ...................         56,400            2,368,800
SLM Corp. .................................        154,810            8,192,545
UBS AG ....................................          8,260              906,122
                                                                   ------------
                                                                   $ 19,663,347
                                                                   ------------
BIOTECHNOLOGY - 5.5%
Amgen, Inc. (n) ...........................        155,830         $ 10,164,791
Celgene Corp. (n) .........................         74,900            3,552,507
Genzyme Corp. (n) .........................        192,930           11,778,377
Gilead Sciences, Inc. (n) .................        116,770            6,908,113
                                                                   ------------
                                                                   $ 32,403,788
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 2.4%
Chicago Mercantile Exchange Holdings, Inc..         19,850         $  9,749,328
Merrill Lynch & Co., Inc. .................         61,100            4,250,116
                                                                   ------------
                                                                   $ 13,999,444
                                                                   ------------
BUSINESS SERVICES - 4.7%
Amdocs Ltd. (n) ...........................        251,480         $  9,204,168
Automatic Data Processing, Inc. ...........         65,000            2,947,750
Cintas Corp. ..............................        160,300            6,373,528
First Data Corp. ..........................        204,700            9,219,688
                                                                   ------------
                                                                   $ 27,745,134
                                                                   ------------
CHEMICALS - 1.4%
Ecolab, Inc. ..............................         96,800         $  3,928,144
Monsanto Co. ..............................         48,900            4,116,891
                                                                   ------------
                                                                   $  8,045,035
                                                                   ------------
COMPUTER SOFTWARE - 4.6%
Adobe Systems, Inc. (n) ...................        306,900         $  9,317,484
Microsoft Corp. ...........................        479,840           11,180,272
Oracle Corp. (n) ..........................        486,880            7,054,891
                                                                   ------------
                                                                   $ 27,552,647
                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 2.5%
Apple Computer, Inc. (n) ..................         79,800         $  4,558,176
Hewlett-Packard Co. .......................        174,700            5,534,496
LG.Philips LCD Co. Ltd., ADR (n) ..........        266,800            4,834,416
                                                                   ------------
                                                                   $ 14,927,088
                                                                   ------------
CONSUMER GOODS & SERVICES - 3.3%
eBay, Inc. (n) ............................        139,200         $  4,077,168
Monster Worldwide, Inc. (n) ...............         47,300            2,017,818
Procter & Gamble Co. ......................        245,700           13,660,920
                                                                   ------------
                                                                   $ 19,755,906
                                                                   ------------
ELECTRICAL EQUIPMENT - 5.5%
Cooper Industries Ltd., "A" ...............         39,400         $  3,661,048
General Electric Co. ......................        555,500           18,309,280
Rockwell Automation, Inc. .................         76,300            5,494,363
W.W. Grainger, Inc. .......................         70,200            5,281,146
                                                                   ------------
                                                                   $ 32,745,837
                                                                   ------------
ELECTRONICS - 7.9%
Analog Devices, Inc. ......................         88,100         $  2,831,534
Intel Corp. ...............................        783,040           14,838,608
Marvell Technology Group Ltd. (n) .........        122,800            5,443,724
Samsung Electronics Co. Ltd., GDR .........         36,190           11,372,708
SanDisk Corp. (n) .........................        125,460            6,395,951
Xilinx, Inc. ..............................        257,230            5,826,260
                                                                   ------------
                                                                   $ 46,708,785
                                                                   ------------
FOOD & DRUG STORES - 1.3%
CVS Corp. .................................        243,200         $  7,466,240
                                                                   ------------
FOOD & NON ALCOHOLIC BEVERAGES - 1.9%
PepsiCo, Inc. .............................        112,830         $  6,774,313
SYSCO Corp. ...............................        157,000            4,797,920
                                                                   ------------
                                                                   $ 11,572,233
                                                                   ------------
GAMING & LODGING - 3.4%
Carnival Corp. ............................         71,000         $  2,963,540
International Game Technology .............        192,100            7,288,274
Las Vegas Sands Corp. (n) .................         60,000            4,671,600
Starwood Hotels & Resorts, Inc. ...........         88,500            5,340,090
                                                                   ------------
                                                                   $ 20,263,504
                                                                   ------------
GENERAL MERCHANDISE - 5.1%
Kohl's Corp. (n) ..........................         86,530         $  5,115,654
Target Corp. ..............................        147,260            7,196,596
Wal-Mart Stores, Inc. .....................        368,230           17,737,639
                                                                   ------------
                                                                   $ 30,049,889
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.7%
UnitedHealth Group, Inc. ..................         99,870         $  4,472,179
                                                                   ------------
INTERNET - 3.8%
Google, Inc., "A" (n) .....................         33,670         $ 14,118,841
Yahoo!, Inc. (n) ..........................        248,760            8,209,080
                                                                   ------------
                                                                   $ 22,327,921
                                                                   ------------
LEISURE & TOYS - 1.4%
Electronic Arts, Inc. (n) .................        195,730         $  8,424,219
                                                                   ------------
MACHINERY & TOOLS - 0.9%
Deere & Co. ...............................         62,700         $  5,234,823
                                                                   ------------
MEDICAL EQUIPMENT - 4.8%
Advanced Medical Optics, Inc. (n) .........        154,350         $  7,825,545
C.R. Bard, Inc. ...........................         48,400            3,545,784
DENTSPLY International, Inc. ..............         59,900            3,629,940
Medtronic, Inc. ...........................        221,110           10,374,481
St. Jude Medical, Inc. (n) ................         94,300            3,057,206
                                                                   ------------
                                                                   $ 28,432,956
                                                                   ------------
NETWORK & TELECOM - 6.1%
Cisco Systems, Inc. (n) ...................      1,015,230         $ 19,827,442
Corning, Inc. (n) .........................        578,580           13,995,850
Juniper Networks, Inc. (n) ................        127,300            2,035,527
                                                                   ------------
                                                                   $ 35,858,819
                                                                   ------------
OIL SERVICES - 3.4%
Noble Corp. ...............................         85,220         $  6,342,072
Transocean, Inc. (n) ......................         80,200            6,441,664
Weatherford International Ltd. (n) ........        146,800            7,284,216
                                                                   ------------
                                                                   $ 20,067,952
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.8%
EMC Corp. (n) .............................        416,800         $  4,572,296
                                                                   ------------
PHARMACEUTICALS - 7.4%
Allergan, Inc. ............................         25,700         $  2,756,582
Eli Lilly & Co. ...........................        184,220           10,181,839
Johnson & Johnson .........................        203,010           12,164,359
Roche Holding AG ..........................         44,170            7,293,698
Wyeth .....................................        254,330           11,294,795
                                                                   ------------
                                                                   $ 43,691,273
                                                                   ------------
SPECIALTY STORES - 4.7%
Chico's FAS, Inc. (n) .....................        167,000         $  4,505,660
Home Depot, Inc. ..........................        118,100            4,226,799
Lowe's Cos., Inc. .........................         59,090            3,584,990
Staples, Inc. .............................        296,100            7,201,152
Urban Outfitters, Inc. (n) ................        120,100            2,100,549
Williams-Sonoma, Inc. .....................        179,100            6,098,355
                                                                   ------------
                                                                   $ 27,717,505
                                                                   ------------
TELEPHONE SERVICES - 0.8%
American Tower Corp., "A" (n) .............        147,900         $  4,602,648
                                                                   ------------
TRUCKING - 2.2%
FedEx Corp. ...............................         51,770         $  6,049,842
United Parcel Service, Inc., "B" ..........         85,300            7,022,749
                                                                   ------------
                                                                   $ 13,072,591
                                                                   ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $567,058,533) ....................         $564,114,682
                                                                   ------------
SHORT-TERM OBLIGATIONS - 3.4% (y)
Citigroup Funding, Inc.,
  5.25%, due 7/03/06 ......................    $14,520,000         $ 14,515,765
General Electric Capital Corp.,
  5.27%, due 7/03/06 ......................      5,307,000            5,305,446
                                                                   ------------
    TOTAL SHORT-TERM OBLIGATIONS,
      AT AMORTIZED COST AND VALUE ........................         $ 19,821,211
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $586,879,744) ....................         $583,935,893
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES - 1.3% ................................            7,704,962
                                                                   ------------
    NET ASSETS - 100.0% ..................................         $591,640,855
                                                                   ============

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

EMERGING GROWTH SERIES

COMMON STOCKS - 96.8%

Issuer                                          Shares/Par           Value ($)
ADVERTISING & BROADCASTING - 2.9%
Grupo Televisa S.A., ADR ..................        163,940         $  3,165,681
News Corp., "A" ...........................        327,200            6,275,696
                                                                   ------------
                                                                   $  9,441,377
                                                                   ------------
AEROSPACE - 0.7%
United Technologies Corp. .................         38,800         $  2,460,696
                                                                   ------------
AIRLINES - 0.4%
US Airways Group, Inc. (n) ................         28,400         $  1,435,336
                                                                   ------------
AUTOMOTIVE - 1.0%
Harman International Industries, Inc. .....         40,410         $  3,449,802
                                                                   ------------
BANKS & CREDIT COMPANIES - 4.0%
American Express Co. ......................         77,400         $  4,119,228
Bank of New York Co., Inc. ................         42,200            1,358,840
Moody's Corp. .............................         18,800            1,023,848
State Street Corp. ........................         56,200            3,264,658
UBS AG ....................................         29,400            3,225,180
                                                                   ------------
                                                                   $ 12,991,754
                                                                   ------------
BIOTECHNOLOGY - 5.8%
Actelion Ltd. (n) .........................          9,900         $    996,552
Celgene Corp. (n) .........................         59,400            2,817,342
Gen-Probe, Inc. (n) .......................         32,570            1,758,129
Genzyme Corp. (n) .........................         78,180            4,772,889
Gilead Sciences, Inc. (n) .................         52,300            3,094,068
ImClone Systems, Inc. (l)(n) ..............         11,900              459,816
Millipore Corp. (n) .......................         82,760            5,213,052
                                                                   ------------
                                                                   $ 19,111,848
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 4.2%
Charles Schwab Corp. ......................        211,700         $  3,382,966
Chicago Mercantile Exchange Holdings, Inc..         16,730            8,216,940
Goldman Sachs Group, Inc. .................          5,500              827,365
IntercontinentalExchange, Inc. (n) ........         23,720            1,374,337
                                                                   ------------
                                                                   $ 13,801,608
                                                                   ------------
BUSINESS SERVICES - 7.6%
Amdocs Ltd. (n) ...........................        113,900         $  4,168,740
CheckFree Corp. (n) .......................         20,700            1,025,892
Cognizant Technology Solutions
  Corp., "A" (n) ..........................         59,200            3,988,304
Corporate Executive Board Co. .............         25,100            2,515,020
Equinix, Inc. (n) .........................         39,700            2,177,942
Euronet Worldwide, Inc. (l)(n) ............         25,000              959,250
First Data Corp. ..........................        177,300            7,985,592
Getty Images, Inc. (l)(n) .................         17,160            1,089,832
Global Payments, Inc. .....................         21,200            1,029,260
                                                                   ------------
                                                                   $ 24,939,832
                                                                   ------------
CHEMICALS - 1.6%
Monsanto Co. ..............................         62,500         $  5,261,875
                                                                   ------------
COMPUTER SOFTWARE - 3.0%
Adobe Systems, Inc. (n) ...................        222,800         $  6,764,208
TIBCO Software, Inc. (n) ..................        416,500            2,936,325
                                                                   ------------
                                                                   $  9,700,533
                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
Apple Computer, Inc. (n) ..................         13,800         $    788,256
MICROS Systems, Inc. (n) ..................         38,900            1,699,152
                                                                   ------------
                                                                   $  2,487,408
                                                                   ------------
CONSTRUCTION - 0.5%
CEMEX S.A. de C.V., ADR (n) ...............         26,817         $  1,527,764
                                                                   ------------
CONSUMER GOODS & SERVICES - 5.7%
Colgate-Palmolive Co. .....................         90,400         $  5,414,960
DeVry, Inc. (l)(n) ........................         50,100            1,100,697
eBay, Inc. (n) ............................        194,400            5,693,976
ITT Educational Services, Inc. (l)(n) .....         34,800            2,290,188
Monster Worldwide, Inc. (n) ...............         55,000            2,346,300
Strayer Education, Inc. (l) ...............         20,070            1,949,198
                                                                   ------------
                                                                   $ 18,795,319
                                                                   ------------
ELECTRICAL EQUIPMENT - 2.0%
Rockwell Automation, Inc. .................         86,700         $  6,243,267
W.W. Grainger, Inc. .......................          4,100              308,443
                                                                   ------------
                                                                   $  6,551,710
                                                                   ------------
ELECTRONICS - 4.3%
Cree, Inc. (l)(n) .........................         33,400         $    793,584
Intel Corp. ...............................         93,100            1,764,245
Marvell Technology Group Ltd. (l)(n) ......         47,700            2,114,541
Samsung Electronics Co. Ltd., GDR .........         10,230            3,214,778
SanDisk Corp. (n) .........................         71,200            3,629,776
Xilinx, Inc. ..............................        120,190            2,722,304
                                                                   ------------
                                                                   $ 14,239,228
                                                                   ------------
ENERGY - INDEPENDENT - 0.3%
CONSOL Energy, Inc. .......................         17,800         $    831,616
                                                                   ------------
FOOD & NON ALCOHOLIC BEVERAGES - 2.0%
Kellogg Co. ...............................         33,600         $  1,627,248
PepsiCo, Inc. .............................         84,500            5,073,380
                                                                   ------------
                                                                   $  6,700,628
                                                                   ------------
GAMING & LODGING - 3.8%
International Game Technology .............        116,300         $  4,412,422
Las Vegas Sands Corp. (n) .................         33,400            2,600,524
Shuffle Master, Inc. (l)(n) ...............         24,800              812,944
Station Casinos, Inc. (l) .................         34,000            2,314,720
Wynn Resorts Ltd. (l)(n) ..................         32,300            2,367,590
                                                                   ------------
                                                                   $ 12,508,200
                                                                   ------------
GENERAL MERCHANDISE - 1.9%
Costco Wholesale Corp. ....................         57,900         $  3,307,827
Kohl's Corp. (n) ..........................         36,600            2,163,792
Wal-Mart de Mexico S.A. de C.V. ...........        176,675              486,250
Wal-Mart Stores, Inc. .....................          6,600              317,922
                                                                   ------------
                                                                   $  6,275,791
                                                                   ------------
INTERNET - 6.0%
Baidu.com, Inc., ADR (n) ..................         13,600         $  1,122,408
CNET Networks, Inc. (n) ...................         49,600              395,808
Google, Inc., "A" (n) .....................         25,710           10,780,974
TENCENT Holdings Ltd. .....................        465,000              975,929
Yahoo!, Inc. (n) .........................         192,830            6,363,390
                                                                   ------------
                                                                   $ 19,638,509
                                                                   ------------
LEISURE & TOYS - 2.3%
Electronic Arts, Inc. (n) .................        146,220         $  6,293,309
THQ, Inc. (n) .............................         65,900            1,423,440
                                                                   ------------
                                                                   $  7,716,749
                                                                   ------------
MACHINERY & TOOLS - 0.4%
Deere & Co. ...............................          2,900         $    242,121
Precision Castparts Corp. .................         17,800            1,063,728
                                                                   ------------
                                                                   $  1,305,849
                                                                   ------------
MEDICAL EQUIPMENT - 4.2%
Advanced Medical Optics, Inc. (l)(n) ......        113,800         $  5,769,660
Cytyc Corp. (n) ...........................        227,960            5,781,066
ResMed, Inc. (l)(n) .......................         38,600            1,812,270
Thoratec Corp. (l)(n) .....................         33,100              459,098
                                                                   ------------
                                                                   $ 13,822,094
                                                                   ------------
METALS & MINING - 1.2%
BHP Billiton Ltd., ADR (l) ................         61,300         $  2,640,191
Companhia Vale do Rio Doce, ADR ...........         54,720            1,315,469
                                                                   ------------
                                                                   $  3,955,660
                                                                   ------------
NETWORK & TELECOM - 6.9%
Cisco Systems, Inc. (n) ...................        244,800         $  4,780,944
Corning, Inc. (n) .........................         96,500            2,334,335
F5 Networks, Inc. (n) .....................         38,400            2,053,632
Juniper Networks, Inc. (n) ................        276,858            4,426,959
NICE Systems Ltd., ADR (n) ................        106,060            2,984,528
Nortel Networks Corp. (n) .................      1,352,400            3,029,376
QUALCOMM, Inc. ............................         74,180            2,972,393
                                                                   ------------
                                                                   $ 22,582,167
                                                                   ------------
OIL SERVICES - 7.1%
ENSCO International, Inc. .................         41,600         $  1,914,432
GlobalSantaFe Corp. .......................        104,000            6,006,000
National-Oilwell Varco, Inc. (n) ..........         53,800            3,406,616
Noble Corp. ...............................         39,000            2,902,380
Schlumberger Ltd. .........................         91,600            5,964,076
Smith International, Inc. .................         63,240            2,812,283
Transocean, Inc. (n) ......................          4,400              353,408
                                                                   ------------
                                                                   $ 23,359,195
                                                                   ------------
PHARMACEUTICALS - 4.4%
Allergan, Inc. ............................         52,590         $  5,640,803
GlaxoSmithKline PLC .......................        145,200            4,053,363
Medicis Pharmaceutical Corp., "A" (l) .....         32,700              784,800
Roche Holding AG ..........................         24,650            4,070,402
                                                                   ------------
                                                                   $ 14,549,368
                                                                   ------------
POLLUTION CONTROL - 0.6%
Waste Management, Inc. ....................         57,600         $  2,066,688
                                                                   ------------
PRINTING & PUBLISHING - 0.4%
Playboy Enterprises, Inc., "B" (l)(n) .....         56,060         $    559,479
VistaPrint Ltd. (l)(n) ....................         22,500              601,650
                                                                   ------------
                                                                   $  1,161,129
                                                                   ------------
RAILROAD & SHIPPING - 0.8%
CSX Corp. .................................         14,800         $  1,042,512
Kuehne & Nagel, Inc. AG ...................          8,900              647,193
Norfolk Southern Corp. ....................         18,900            1,005,858
                                                                   ------------
                                                                   $  2,695,563
                                                                   ------------
RESTAURANTS - 1.6%
Starbucks Corp. (n) .......................         88,600         $  3,345,536
YUM! Brands, Inc. ........................          37,500            1,885,125
                                                                   ------------
                                                                   $  5,230,661
                                                                   ------------
SPECIALTY STORES - 2.5%
Aeropostale, Inc. (l)(n) ..................         54,000         $  1,560,060
Best Buy Co., Inc. ........................         52,450            2,876,358
Chico's FAS, Inc. (n) .....................         83,200            2,244,736
Submarino S.A. ............................         80,680            1,620,755
                                                                   ------------
                                                                   $  8,301,909
                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
America Movil S.A. de C.V., "L", ADR ......        102,520         $  3,409,815
NII Holdings, Inc. "B" (n) ................         11,200              631,456
Rogers Communications, Inc., "B" ..........         27,000            1,085,122
                                                                   ------------
                                                                   $  5,126,393
                                                                   ------------
TELEPHONE SERVICES - 3.4%
American Tower Corp., "A" (n) .............        259,845         $  8,086,376
AT&T, Inc. ................................         28,900              806,021
Level 3 Communications, Inc. (l)(n) .......        285,800            1,268,952
Sprint Nextel Corp. .......................         49,460              988,705
                                                                   ------------
                                                                   $ 11,150,054
                                                                   ------------
TRUCKING - 0.9%
DSV Builders, Inc. ........................          3,200         $    534,796
FedEx Corp. ...............................         20,000            2,337,200
                                                                   ------------
                                                                   $  2,871,996
                                                                   ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $299,339,022) ....................         $318,046,309
                                                                   ------------
WARRANTS - 0.0%
                          Strike      First
Issuer                    Price     Exercise
AEROSPACE - 0.0%
Raytheon Co. (n) .....    $37.50    6/16/06          3,479         $     44,009
                                                                   ------------
    TOTAL WARRANTS (IDENTIFIED COST, $42,270) ............         $     44,009
                                                                   ------------
SHORT-TERM OBLIGATIONS - 2.7%
General Electric Capital Corp.,
  5.27%, due 7/03/06, at Amortized
  Cost and Value (y) ......................    $ 9,041,000         $ 9,038,353
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 8.6%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     28,119,173         $ 28,119,173
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $336,538,818) ....................         $355,247,844
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES - (8.1)% ..............................          (26,590,104)
                                                                   ------------
    NET ASSETS - 100.0% ..................................         $328,657,740
                                                                   ============

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

GLOBAL GROWTH SERIES

COMMON STOCKS - 100.0%

Issuer                                          Shares/Par           Value ($)
ADVERTISING & BROADCASTING - 3.7%
Antena 3 de Television S.A. (l) ...........         34,100         $    778,670
Grupo Televisa S.A., ADR ..................         82,940            1,601,570
Walt Disney Co. ...........................         31,030              930,900
WPP Group PLC .............................        192,620            2,329,139
                                                                   ------------
                                                                   $  5,640,279
                                                                   ------------
ALCOHOLIC BEVERAGES - 1.8%
Companhia de Bebidas das Americas, ADR              39,800         $  1,641,750
Pernod Ricard S.A. (l) ....................          5,240            1,038,438
                                                                   ------------
                                                                   $  2,680,188
                                                                   ------------
APPAREL MANUFACTURERS - 4.1%
Burberry Group PLC ........................         86,410         $    686,463
Li & Fung Ltd. ............................        829,800            1,677,454
LVMH Moet Hennessy Louis
  Vuitton S.A. (l) ........................         27,500            2,728,426
NIKE, Inc., "B" ...........................         14,800            1,198,800
                                                                   ------------
                                                                   $  6,291,143
                                                                   ------------
AUTOMOTIVE - 3.5%
Autoliv, Inc. (l) .........................         15,950         $    897,406
Bayerische Motoren Werke AG ...............         22,950            1,146,127
Continental AG ............................         11,097            1,133,911
Kongsberg Automotive A.S.A. ...............         60,840              537,279
Toyota Industries Corp. ...................         39,600            1,563,590
                                                                   ------------
                                                                   $  5,278,313
                                                                   ------------
BANKS & CREDIT COMPANIES - 12.0%
AEON Credit Service Co. Ltd. ..............         59,900         $  1,454,658
Aiful Corp. (l) ...........................         20,300            1,083,494
American Express Co. ......................         32,660            1,738,165
Erste Bank der Oesterreichischen
  Sparkassen AG ...........................         21,370            1,202,195
HSBC Holdings PLC .........................        147,900            2,599,929
MasterCard, Inc. (n) ......................         31,090            1,492,320
Nedbank Group Ltd. ........................         74,690            1,181,572
ORIX Corp. ................................          4,340            1,059,646
Standard Chartered PLC ....................         58,920            1,436,882
Sumitomo Mitsui Financial Group, Inc. .....            136            1,437,519
UBS AG ....................................         17,551            1,921,590
UniCredito Italiano S.p.A. ................        219,360            1,717,273
                                                                   ------------
                                                                   $ 18,325,243
                                                                   ------------
BIOTECHNOLOGY - 2.0%
Amgen, Inc. (n) ...........................         23,910         $  1,559,649
Genzyme Corp. (n) .........................         12,210              745,421
Millipore Corp. (l)(n) ....................         10,590              667,064
                                                                   ------------
                                                                   $  2,972,134
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 4.5%
Affiliated Managers Group, Inc. (l)(n) ....          7,330         $    636,904
Franklin Resources, Inc. ..................         14,730            1,278,711
Goldman Sachs Group, Inc. .................         10,060            1,513,326
Julius Baer Holding Ltd. (l) ..............         15,450            1,340,624
Morgan Stanley ............................         23,040            1,456,358
Singapore Exchange Ltd. ...................        295,000              655,866
                                                                   ------------
                                                                   $  6,881,789
                                                                   ------------
BUSINESS SERVICES - 1.8%
Amdocs Ltd. (n) ...........................         29,590         $  1,082,994
Euronet Worldwide, Inc. (l)(n) ............         20,470              785,434
First Data Corp. ..........................         17,600              792,704
                                                                   ------------
                                                                   $  2,661,132
                                                                   ------------
COMPUTER SOFTWARE - 2.7%
Adobe Systems, Inc. (n) ...................         34,500         $  1,047,420
Oracle Corp. (n) ..........................        105,210            1,524,493
SAP AG ....................................          7,600            1,603,302
                                                                   ------------
                                                                   $  4,175,215
                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
Hewlett-Packard Co. .......................         35,500         $  1,124,640
                                                                   ------------
CONSTRUCTION - 1.0%
CEMEX S.A. de C.V., ADR (n) ...............         27,645         $  1,574,936
                                                                   ------------
CONSUMER GOODS & SERVICES - 7.5%
Avon Products, Inc. .......................         24,130         $    748,030
Colgate-Palmolive Co. .....................         12,590              754,141
eBay, Inc. (n) ............................         34,090              998,496
Estee Lauder Cos., Inc., "A" ..............         28,860            1,116,016
Kao Corp. .................................         54,000            1,412,798
L'Oreal S.A. (l) ..........................         13,880            1,310,562
Monster Worldwide, Inc. (n) ...............         18,860              804,568
Procter & Gamble Co. ......................         42,800            2,379,680
Reckitt Benckiser PLC .....................         50,550            1,886,501
                                                                   ------------
                                                                   $ 11,410,792
                                                                   ------------
ELECTRICAL EQUIPMENT - 3.3%
Keyence Corp. .............................          2,500         $    638,131
Legrand S.A. ..............................         49,600            1,395,154
MSC Industrial Direct Co., Inc., "A" (l) ..         15,390              732,102
Nitto Denko Corp. .........................         19,800            1,409,653
Schneider Electric S.A. (l) ...............          8,463              881,860
                                                                   ------------
                                                                   $  5,056,900
                                                                   ------------
ELECTRONICS - 7.1%
Canon, Inc. (l) ...........................         31,200         $  1,528,998
Intel Corp. ...............................         93,080            1,763,866
Marvell Technology Group Ltd. (l)(n) ......         14,810              656,527
Nippon Electric Glass Co. Ltd. ............         73,000            1,463,507
Royal Philips Electronics N.V. ............         67,950            2,122,417
Samsung Electronics Co. Ltd. ..............          2,480            1,576,221
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR (l) ...........................        185,593            1,703,744
                                                                   ------------
                                                                   $ 10,815,280
                                                                   ------------
ENERGY - INDEPENDENT - 2.8%
Apache Corp. (l) ..........................         13,010         $    887,933
CNOOC Ltd. ................................      1,957,000            1,562,284
Norsk Hydro A.S.A .........................         29,700              786,843
Talisman Energy, Inc. .....................         56,940              992,609
                                                                   ------------
                                                                   $  4,229,669
                                                                   ------------
ENERGY - INTEGRATED - 3.4%
Petroleo Brasileiro S.A., ADR .............         18,210         $  1,626,335
TOTAL S.A. ................................         54,500            3,585,086
                                                                   ------------
                                                                   $  5,211,421
                                                                   ------------
FOOD & DRUG STORES - 1.6%
Tesco PLC .................................        388,369         $  2,396,489
                                                                   ------------
FOOD & NON ALCOHOLIC BEVERAGES - 2.2%
Groupe Danone (l) .........................         11,140         $  1,415,047
Nestle S.A. ...............................          6,117            1,919,216
                                                                   ------------
                                                                   $  3,334,263
                                                                   ------------
FOREST & PAPER PRODUCTS - 1.1%
Aracruz Celulose S.A., ADR (l) ............         32,230         $  1,689,497
                                                                   ------------
GAMING & LODGING - 2.6%
International Game Technology (l) .........         20,940         $    794,464
Ladbrokes PLC .............................        209,874            1,580,049
William Hill Organization Ltd. ............        137,730            1,594,168
                                                                   ------------
                                                                   $  3,968,681
                                                                   ------------
INSURANCE - 2.2%
AFLAC, Inc. ...............................         23,340         $  1,081,809
Assicurazioni Generali S.p.A. .............         37,600            1,368,652
Genworth Financial, Inc., "A" .............         26,700              930,228
                                                                   ------------
                                                                   $  3,380,689
                                                                   ------------
INTERNET - 0.6%
Yahoo!, Inc. (n) .........................          25,850         $    853,050
                                                                   ------------
LEISURE & TOYS - 0.7%
Electronic Arts, Inc. (n) .................         25,710         $  1,106,558
                                                                   ------------
MACHINERY & TOOLS - 0.5%
Sandvik AB (l) ............................         71,300         $    829,559
                                                                   ------------
MEDICAL EQUIPMENT - 4.0%
Advanced Medical Optics, Inc. (l)(n) ......         18,190         $    922,233
Cyberonics, Inc. (l)(n) ...................         30,010              639,813
Cytyc Corp. (n) ...........................         24,510              621,574
Medtronic, Inc. ...........................         31,640            1,484,549
ResMed, Inc. (l)(n) .......................         18,720              878,904
Straumann Holding AG ......................          2,970              756,514
Synthes, Inc. .............................          6,830              823,127
                                                                   ------------
                                                                   $  6,126,714
                                                                   ------------
METALS & MINING - 1.9%
BHP Billiton Ltd. (l) .....................        133,220         $  2,872,231
                                                                   ------------
NETWORK & TELECOM - 1.5%
Juniper Networks, Inc. (l)(n) .............         87,810         $  1,404,082
NICE Systems Ltd., ADR (n) ................         32,600              917,364
                                                                   ------------
                                                                   $  2,321,446
                                                                   ------------
OIL SERVICES - 0.5%
Dresser-Rand Group, Inc. (n) ..............         31,780         $    746,194
                                                                   ------------
PHARMACEUTICALS - 6.1%
Eli Lilly & Co. ...........................         23,000         $  1,271,210
GlaxoSmithKline PLC .......................         84,170            2,349,667
Johnson & Johnson .........................         37,260            2,232,619
Roche Holding AG ..........................         13,680            2,258,949
Sanofi-Aventis (l) ........................         12,080            1,178,445
                                                                   ------------
                                                                   $  9,290,890
                                                                   ------------
PRINTING & PUBLISHING - 1.1%
PagesJaunes Groupe S.A. (l) ...............         52,410         $  1,645,066
                                                                   ------------
SPECIALTY CHEMICALS - 2.1%
L'Air Liquide S.A., Bearer Shares (l) .....          9,267         $  1,804,500
Praxair, Inc. (l) .........................         26,940            1,454,760
                                                                   ------------
                                                                   $  3,259,260
                                                                   ------------
SPECIALTY STORES - 3.5%
Esprit Holdings Ltd. ......................        143,000         $  1,167,354
Home Depot, Inc. ..........................         39,730            1,421,937
Industria de Diseno Textil S.A. ...........         22,340              942,001
Nishimatsuya Chain Co. Ltd. (l) ...........         36,800              712,051
PetSmart, Inc. ............................         44,570            1,140,992
                                                                   ------------
                                                                   $  5,384,335
                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
China Mobile Ltd. .........................        289,000         $  1,652,183
                                                                   ------------
TELEPHONE SERVICES - 3.0%
FastWeb S.p.A. (n) ........................         12,494         $    542,803
Singapore Telecommunications Ltd. .........        895,000            1,435,844
Telenor A.S.A. ............................        112,950            1,364,711
TELUS Corp. ...............................         31,530            1,298,784
                                                                   ------------
                                                                   $  4,642,142
                                                                   ------------
TRUCKING - 0.7%
FedEx Corp. ...............................          9,630         $  1,125,362
                                                                   ------------
UTILITIES - ELECTRIC POWER - 1.1%
Iberdrola S.A. (l) ........................         49,000         $  1,687,136
                                                                   ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $140,269,137) ....................         $152,640,819
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 16.3%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     24,906,566         $ 24,906,566
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $165,175,703) ....................         $177,547,385
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES - (16.3)% .............................          (24,941,105)
                                                                   ------------
    NET ASSETS - 100.0% ..................................         $152,606,280
                                                                   ============

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

MASSACHUSETTS INVESTORS TRUST SERIES

COMMON STOCKS - 98.7%

Issuer                                        Shares/Par            Value ($)
ADVERTISING & BROADCASTING - 2.5%
News Corp., "A" .........................        341,950         $    6,558,601
Viacom, Inc., "B" (n) ...................        173,675              6,224,512
Walt Disney Co. .........................        454,310             13,629,300
                                                                 --------------
                                                                 $   26,412,413
                                                                 --------------
AEROSPACE - 4.3%
Lockheed Martin Corp. ...................        314,700         $   22,576,578
United Technologies Corp. ...............        377,040             23,911,877
                                                                 --------------
                                                                 $   46,488,455
                                                                 --------------
ALCOHOLIC BEVERAGES - 1.2%
Diageo PLC ..............................        739,000         $   12,417,426
                                                                 --------------
APPAREL MANUFACTURERS - 1.0%
NIKE, Inc., "B" .........................        139,270         $   11,280,870
                                                                 --------------
BANKS & CREDIT COMPANIES - 9.7%
American Express Co. ....................        265,900         $   14,151,198
Bank of America Corp. ...................        432,930             20,823,933
Bank of New York Co., Inc. ..............        353,040             11,367,888
J.P. Morgan Chase & Co. .................        538,070             22,598,940
SLM Corp. ...............................        309,180             16,361,806
Wells Fargo & Co. .......................        280,710             18,830,027
                                                                 --------------
                                                                 $  104,133,792
                                                                 --------------
BIOTECHNOLOGY - 3.4%
Amgen, Inc. (n) .........................        296,700         $   19,353,741
Genzyme Corp. (n) .......................        121,730              7,431,617
Gilead Sciences, Inc. (n) ...............        160,720              9,508,195
                                                                 --------------
                                                                 $   36,293,553
                                                                 --------------
BROKERAGE & ASSET MANAGERS - 3.9%
Charles Schwab Corp. ....................        444,040         $    7,095,759
Goldman Sachs Group, Inc. ...............        108,430             16,311,125
Legg Mason, Inc. (l) ....................         78,250              7,787,440
Lehman Brothers Holdings, Inc. ..........        157,120             10,236,368
                                                                 --------------
                                                                 $   41,430,692
                                                                 --------------
BUSINESS SERVICES - 2.8%
Accenture Ltd., "A" .....................        229,900         $    6,510,768
Amdocs Ltd. (n) .........................        291,710             10,676,586
First Data Corp. ........................        232,320             10,463,693
Getty Images, Inc. (l)(n) ...............         46,700              2,965,917
                                                                 --------------
                                                                 $   30,616,964
                                                                 --------------
CHEMICALS - 3.0%
3M Co. ..................................        140,510         $   11,348,993
Monsanto Co. ............................        131,670             11,085,297
Rohm & Haas Co. .........................        195,190              9,782,923
                                                                 --------------
                                                                 $   32,217,213
                                                                 --------------
COMPUTER SOFTWARE - 2.6%
Adobe Systems, Inc. (n) .................        355,130         $   10,781,747
Oracle Corp. (n) ........................      1,200,590             17,396,549
                                                                 --------------
                                                                 $   28,178,296
                                                                 --------------
COMPUTER SOFTWARE - SYSTEMS - 1.6%
Apple Computer, Inc. (n) ................        167,310         $    9,556,747
Dell, Inc. (n) ..........................        318,030              7,763,112
                                                                 --------------
                                                                 $   17,319,859
                                                                 --------------
CONSUMER GOODS & SERVICES - 5.0%
Colgate-Palmolive Co. ...................        192,690         $   11,542,131
Procter & Gamble Co. ....................        348,470             19,374,932
Reckitt Benckiser PLC ...................        600,480             22,409,613
                                                                 --------------
                                                                 $   53,326,676
                                                                 --------------
ELECTRICAL EQUIPMENT - 1.2%
Tyco International Ltd. .................        476,200         $   13,095,500
                                                                 --------------
ELECTRONICS - 3.9%
Intel Corp. .............................        714,070         $   13,531,627
Samsung Electronics Co. Ltd., GDR .......         48,020             15,090,285
SanDisk Corp. (n) .......................        159,580              8,135,388
Xilinx, Inc. ............................        251,700              5,701,005
                                                                 --------------
                                                                 $   42,458,305
                                                                 --------------
ENERGY - INDEPENDENT - 1.3%
EOG Resources, Inc. .....................        197,940         $   13,725,160
                                                                 --------------
ENERGY - INTEGRATED - 4.7%
Exxon Mobil Corp. .......................        538,500         $   33,036,975
Hess Corp. ..............................        329,600             17,419,360
                                                                 --------------
                                                                 $   50,456,335
                                                                 --------------
FOOD & NON ALCOHOLIC BEVERAGES - 3.4%
Coca-Cola Co. ...........................        206,610         $    8,888,362
Nestle S.A. (l) .........................         44,110             13,839,562
PepsiCo, Inc. ...........................        226,860             13,620,674
                                                                 --------------
                                                                 $   36,348,598
                                                                 --------------
GAMING & LODGING - 1.7%
Carnival Corp. ..........................        219,690         $    9,169,861
International Game Technology ...........        162,980              6,183,461
Ladbrokes PLC ...........................        320,752              2,414,801
                                                                 --------------
                                                                 $   17,768,123
                                                                 --------------
GENERAL MERCHANDISE - 2.9%
Federated Department Stores, Inc. .......        167,040         $    6,113,664
Kohl's Corp. (n) ........................        202,450             11,968,844
Target Corp. ............................        264,840             12,942,731
                                                                 --------------
                                                                 $   31,025,239
                                                                 --------------
INSURANCE - 5.8%
Ace Ltd. ................................        172,270         $    8,715,139
American International Group, Inc. ......        504,547             29,793,500
Genworth Financial, Inc., "A" ...........        359,320             12,518,709
MetLife, Inc. ...........................        221,510             11,343,527
                                                                 --------------
                                                                 $   62,370,875
                                                                 --------------
INTERNET - 0.8%
Yahoo!, Inc. (n) ........................        254,040         $    8,383,320
                                                                 --------------
LEISURE & TOYS - 1.0%
Electronic Arts, Inc. (n) ...............        242,310         $   10,429,022
                                                                 --------------
MACHINERY & TOOLS - 0.7%
Caterpillar, Inc. .......................         96,180         $    7,163,486
                                                                 --------------
MEDICAL EQUIPMENT - 2.7%
Boston Scientific Corp. (n) .............        292,550         $    4,926,542
Medtronic, Inc. .........................        269,260             12,633,679
Zimmer Holdings, Inc. (n) ...............        200,820             11,390,510
                                                                 --------------
                                                                 $   28,950,731
                                                                 --------------
NETWORK & TELECOM - 1.8%
Cisco Systems, Inc. (n) .................        997,740         $   19,485,862
                                                                 --------------
OIL SERVICES - 3.8%
GlobalSantaFe Corp. .....................        230,390         $   13,305,023
Noble Corp. .............................        181,090             13,476,718
Transocean, Inc. (n) ....................        182,380             14,648,762
                                                                 --------------
                                                                 $   41,430,503
                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS - 2.0%
EMC Corp. (n) ...........................      1,988,130         $   21,809,786
                                                                 --------------
PHARMACEUTICALS - 10.1%
Abbott Laboratories .....................        445,590         $   19,432,180
Eli Lilly & Co. .........................        294,600             16,282,542
Johnson & Johnson .......................        547,730             32,819,982
Roche Holding AG ........................         89,030             14,701,334
Teva Pharmaceutical Industries Ltd., ADR.        224,790              7,101,116
Wyeth ...................................        417,470             18,539,843
                                                                 --------------
                                                                 $  108,876,997
                                                                 --------------
SPECIALTY CHEMICALS - 1.2%
Praxair, Inc. ...........................        247,670         $   13,374,180
                                                                 --------------
SPECIALTY STORES - 2.1%
Chico's FAS, Inc. (n) ...................        317,670         $    8,570,737
Staples, Inc. ...........................        596,170             14,498,854
                                                                 --------------
                                                                 $   23,069,591
                                                                 --------------
TELEPHONE SERVICES - 1.9%
Embarq Corp. (l)(n) .....................         32,362         $    1,326,518
Sprint Nextel Corp. .....................        642,560             12,844,774
TELUS Corp. .............................        153,400              6,318,853
                                                                 --------------
                                                                 $   20,490,145
                                                                 --------------
TOBACCO - 2.1%
Altria Group, Inc. ......................        311,330         $   22,860,962
                                                                 --------------
TRUCKING - 1.1%
FedEx Corp. .............................         97,380         $   11,379,827
                                                                 --------------
UTILITIES - ELECTRIC POWER - 1.5%
Entergy Corp. ...........................         48,700         $    3,445,525
Exelon Corp. ............................        229,850             13,062,376
                                                                 --------------
                                                                 $   16,507,901
                                                                 --------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $962,176,705) ..................         $1,061,576,657
                                                                 --------------
WARRANTS - 0.0%
                          Strike      First
Issuer                    Price     Exercise
AEROSPACE - 0.0%
Raytheon Co. (n) .....    $37.50    6/16/06       19,833         $      250,887
                                                                 --------------
    (IDENTIFIED COST, $240,971)

SHORT-TERM OBLIGATIONS - 0.9%
General Electric Capital Corp.,
  5.27%, due 7/03/06, at Amortized
  Cost and Value (y) ....................    $ 9,875,000         $    9,872,109
                                                                 --------------
COLLATERAL FOR SECURITIES LOANED - 1.1%

Issuer                                        Shares/Par            Value ($)
Morgan Stanley Repurchase Agreement,
  5.33%, dated 6/30/06, due 7/3/06, total
  to be received $955,341 (secured by
  various U.S. Treasury and Federal
  Agency obligations in a jointly traded
  account), at Cost .....................        955,200         $      955,200
Navigator Securities Lending Prime
  Portfolio .............................     11,048,152             11,048,152
                                                                 --------------
    TOTAL COLLATERAL FOR SECURITIES LOANED,
      AT AMORTIZED COST AND VALUE ......................         $   12,003,352
                                                                 --------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $984,293,137) ..................         $1,083,703,005
                                                                 --------------
OTHER ASSETS,
  LESS LIABILITIES - (0.7)% ............................             (7,433,640)
                                                                 --------------
    NET ASSETS - 100.0% ................................         $1,076,269,365
                                                                 ==============

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

MID CAP GROWTH SERIES

COMMON STOCKS - 98.8%

Issuer                                          Shares/Par           Value ($)
ADVERTISING & BROADCASTING - 0.2%
Live Nation, Inc. (n) .....................          9,360         $    190,570
                                                                   ------------
AEROSPACE - 0.5%
ITT Industries, Inc. ......................         10,820         $    535,590
                                                                   ------------
AIRLINES - 1.2%
AMR Corp. (n) .............................         48,670         $  1,237,191
                                                                   ------------
APPAREL MANUFACTURERS - 0.5%
Phillips-Van Heusen Corp. .................         13,800         $    526,608
                                                                   ------------
BANKS & CREDIT COMPANIES - 2.2%
Investors Financial Services Corp. (l) ....         36,750         $  1,650,075
New York Community Bancorp, Inc. (l) ......         32,100              529,971
                                                                   ------------
                                                                   $  2,180,046
                                                                   ------------
BIOTECHNOLOGY - 4.4%
Celgene Corp. (n) .........................         29,510         $  1,399,659
Gen-Probe, Inc. (n) .......................         12,980              700,660
ImClone Systems, Inc. (l)(n) ..............         17,240              666,154
Millipore Corp. (n) .......................         24,810            1,562,782
                                                                   ------------
                                                                   $  4,329,255
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 1.2%
Chicago Mercantile Exchange Holdings, Inc.           2,520         $  1,237,698
                                                                   ------------
BUSINESS SERVICES - 8.9%
Amdocs Ltd. (n) ...........................         42,840         $  1,567,944
Bright Horizons Family Solutions,
  Inc. (l)(n) .............................          2,670              100,632
CheckFree Corp. (n) .......................         25,850            1,281,126
Cognizant Technology Solutions Corp.,
  "A" (l)(n) ..............................         16,770            1,129,795
Corporate Executive Board Co. .............         16,300            1,633,260
Equinix, Inc. (l)(n) ......................         14,420              791,081
Paychex, Inc. .............................         33,800            1,317,524
TALX Corp. ................................         45,760            1,000,771
                                                                   ------------
                                                                   $  8,822,133
                                                                   ------------
CHEMICALS - 1.1%
Rohm & Haas Co. ...........................         21,020         $  1,053,522
                                                                   ------------
COMPUTER SOFTWARE - 2.2%
Akamai Technologies, Inc. (l)(n) ..........          4,350         $    157,427
BEA Systems, Inc. (n) .....................        127,830            1,673,295
Transaction Systems Architects, Inc. (n) ..          9,670              403,142
                                                                   ------------
                                                                   $  2,233,864
                                                                   ------------
CONSTRUCTION - 2.7%
KB Home ...................................         13,220         $    606,137
NVR, Inc. (n) .............................          1,180              579,675
Pulte Homes, Inc. .........................         52,580            1,513,778
                                                                   ------------
                                                                   $  2,699,590
                                                                   ------------
CONSUMER GOODS & SERVICES - 6.7%
Alberto-Culver Co. ........................         15,800         $    769,776
Brink's Co. ...............................         11,450              645,894
Estee Lauder Cos., Inc., "A" ..............         44,420            1,717,721
ITT Educational Services, Inc. (n) ........         24,680            1,624,191
Monster Worldwide, Inc. (n) ...............         30,660            1,307,956
Strayer Education, Inc. ...................          6,420              623,510
                                                                   ------------
                                                                   $  6,689,048
                                                                   ------------
ELECTRICAL EQUIPMENT - 3.8%
AMETEK, Inc. ..............................          9,970         $    472,379
Rockwell Automation, Inc. .................         31,390            2,260,394
W.W. Grainger, Inc. .......................         14,400            1,083,312
                                                                   ------------
                                                                   $  3,816,085
                                                                   ------------
ELECTRONICS - 6.0%
Amkor Technology, Inc. (n) ................         12,650         $    119,669
Analog Devices, Inc. ......................         47,480            1,526,007
Cree, Inc. (l)(n) .........................         42,370            1,006,711
KLA-Tencor Corp. ..........................          5,170              214,917
Marvell Technology Group Ltd. (n) .........          5,850              259,331
SanDisk Corp. (n) .........................         15,590              794,778
Tessera Technologies, Inc. (l)(n) .........         23,600              649,000
Xilinx, Inc. ..............................         63,770            1,444,391
                                                                   ------------
                                                                   $  6,014,804
                                                                   ------------
ENERGY - INDEPENDENT - 1.3%
Newfield Exploration Co. (n) ..............         27,150         $  1,328,721
                                                                   ------------
ENERGY - INTEGRATED - 1.7%
Hess Corp. ................................         31,690         $  1,674,817
                                                                   ------------
FOOD & NON ALCOHOLIC BEVERAGES - 1.0%
Pepsi Bottling Group, Inc. ................         29,520         $    949,068
                                                                   ------------
GAMING & LODGING - 6.3%
International Game Technology .............         57,570         $  2,184,206
MGM Mirage (n) ............................         42,350            1,727,880
Penn National Gaming, Inc. (n) ............         26,940            1,044,733
Shuffle Master, Inc. (l)(n) ...............         39,660            1,300,055
                                                                   ------------
                                                                   $  6,256,874
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.5%
Health Net, Inc. (n) ......................         11,060         $    499,580
                                                                   ------------
INSURANCE - 3.9%
Ace Ltd. ..................................         19,350         $    978,917
Ameriprise Financial, Inc. ................          3,260              145,624
First American Corp. ......................          6,300              266,301
Genworth Financial, Inc., "A" .............         44,420            1,547,593
MGIC Investment Corp. .....................         12,240              795,600
Zenith National Insurance Corp. ...........          4,930              195,573
                                                                   ------------
                                                                   $  3,929,608
                                                                   ------------
INTERNET - 0.4%
RealNetworks, Inc. (n) ....................         34,640         $    370,648
                                                                   ------------
LEISURE & TOYS - 0.9%
Electronic Arts, Inc. (n) .................         19,740         $    849,610
                                                                   ------------
MACHINERY & TOOLS - 3.1%
Cummins, Inc. .............................         15,490         $  1,893,652
Parker Hannifin Corp. .....................          4,250              329,800
Precision Castparts Corp. .................         13,770              822,895
                                                                   ------------
                                                                   $  3,046,347
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.4%
Express Scripts, Inc. (n) .................         11,850         $    850,119
IDEXX Laboratories, Inc. (n) ..............          7,020              527,413
VCA Antech, Inc. (l)(n) ...................         32,640            1,042,195
                                                                   ------------
                                                                   $  2,419,727
                                                                   ------------
MEDICAL EQUIPMENT - 5.9%
Advanced Medical Optics, Inc. (l)(n) ......         33,750         $  1,711,125
C.R. Bard, Inc. ...........................          5,530              405,128
Cytyc Corp. (n) ...........................         50,330            1,276,369
DENTSPLY International, Inc. (l) ..........         28,360            1,718,616
Immucor, Inc. (n) .........................         39,670              762,854
                                                                   ------------
                                                                   $  5,874,092
                                                                   ------------
NETWORK & TELECOM - 1.8%
F5 Networks, Inc. (n) .....................          4,340         $    232,103
Harris Corp. ..............................         23,590              979,221
Juniper Networks, Inc. (n) ................         33,500              535,665
                                                                   ------------
                                                                   $  1,746,989
                                                                   ------------
OIL SERVICES - 5.1%
Cameron International Corp. (n) ...........         25,260         $  1,206,670
GlobalSantaFe Corp. .......................         14,080              813,120
Grant Prideco, Inc. (n) ...................         16,380              733,005
National-Oilwell Varco, Inc. (n) ..........         13,540              857,353
Smith International, Inc. .................         32,590            1,449,277
                                                                   ------------
                                                                   $  5,059,425
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.2%
Nuance Communications, Inc. (l)(n) ........        125,990         $  1,267,459
Western Digital Corp. (n) .................         48,260              956,031
                                                                   ------------
                                                                   $  2,223,490
                                                                   ------------
PHARMACEUTICALS - 2.7%
Allergan, Inc. ............................         13,900         $  1,490,914
Endo Pharmaceuticals Holdings, Inc. (n) ...         24,410              805,042
Medicis Pharmaceutical Corp., "A" (l) .....         16,520              396,480
                                                                   ------------
                                                                   $  2,692,436
                                                                   ------------
PRECIOUS METALS & MINERALS - 1.6%
Freeport-McMoRan Copper & Gold,
  Inc., "B" ...............................         28,030         $  1,553,142
                                                                   ------------
REAL ESTATE - 0.4%
Equity Office Properties Trust, REIT ......         11,250         $    410,737
                                                                   ------------
RESTAURANTS - 0.7%
YUM! Brands, Inc. ........................          13,830         $    695,234
                                                                   ------------
SPECIALTY CHEMICALS - 1.1%
Praxair, Inc. (l) .........................         20,720         $  1,118,880
                                                                   ------------
SPECIALTY STORES - 7.9%
Advance Auto Parts, Inc. ..................         13,330         $    385,237
Aeropostale, Inc. (l)(n) ..................         18,780              542,554
Chico's FAS, Inc. (n) .....................         55,720            1,503,326
Group 1 Automotive, Inc. ..................         23,480            1,322,863
Limited Brands, Inc. ......................         73,330            1,876,515
Payless ShoeSource, Inc. (n) ..............         41,840            1,136,793
PetSmart, Inc. ............................         18,830              482,048
Williams-Sonoma, Inc. .....................         18,750              638,438
                                                                   ------------
                                                                   $  7,887,774
                                                                   ------------
TELEPHONE SERVICES - 3.1%
American Tower Corp., "A" (n) .............         48,004         $  1,493,884
Embarq Corp. (n) ..........................         18,250              748,068
Level 3 Communications, Inc. (l)(n) .......        184,130              817,537
                                                                   ------------
                                                                   $  3,059,489
                                                                   ------------
TRUCKING - 1.8%
Expeditors International of Washington,
  Inc. ....................................         20,040         $  1,122,440
UTI Worldwide, Inc. .......................         25,100              633,273
                                                                   ------------
                                                                   $  1,755,713
                                                                   ------------
UTILITIES - ELECTRIC POWER - 1.4%
NRG Energy, Inc. (n) ......................         28,840         $  1,389,511
                                                                   ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $92,512,243) .....................         $ 98,357,916
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 13.1%

Issuer                                          Shares/Par           Value ($)
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     13,076,821         $ 13,076,821
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $105,589,064) ....................         $111,434,737
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES - (11.9)% .............................          (11,884,482)
                                                                   ------------
    NET ASSETS - 100.0% ..................................         $ 99,550,255
                                                                   ============

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

RESEARCH SERIES

COMMON STOCKS - 98.9%

Issuer                                          Shares/Par           Value ($)
ADVERTISING & BROADCASTING - 1.5%
News Corp., "A" ...........................        212,800         $  4,081,504
XM Satellite Radio Holdings, Inc.,
  "A" (l)(n) ..............................         77,180            1,130,687
                                                                   ------------
                                                                   $  5,212,191
                                                                   ------------
AEROSPACE - 3.5%
Lockheed Martin Corp. .....................         71,760         $  5,148,062
United Technologies Corp. .................        111,390            7,064,354
                                                                   ------------
                                                                   $ 12,212,416
                                                                   ------------
ALCOHOLIC BEVERAGES - 0.6%
Diageo PLC ................................        124,560         $  2,092,983
                                                                   ------------
APPAREL MANUFACTURERS - 1.1%
NIKE, Inc., "B" ...........................         45,860         $  3,714,660
                                                                   ------------
BANKS & CREDIT COMPANIES - 8.8%
American Express Co. ......................        117,970         $  6,278,363
Bank of America Corp. .....................         91,030            4,378,543
Bank of New York Co., Inc. ................        206,550            6,650,910
J.P. Morgan Chase & Co. ...................        111,320            4,675,440
PNC Financial Services Group, Inc. ........         61,140            4,290,194
SLM Corp. .................................         80,840            4,278,053
                                                                   ------------
                                                                   $ 30,551,503
                                                                   ------------
BIOTECHNOLOGY - 5.6%
Amgen, Inc. (n) ...........................        102,570         $  6,690,641
Genzyme Corp. (n) .........................         75,490            4,608,664
ImClone Systems, Inc. (l)(n) ..............         93,800            3,624,432
Millipore Corp. (n) .......................         73,840            4,651,182
                                                                   ------------
                                                                   $ 19,574,919
                                                                   ------------
BROKERAGE & ASSET MANAGERS - 6.0%
Affiliated Managers Group, Inc. (l)(n) ....         52,770         $  4,585,185
Franklin Resources, Inc. ..................         36,430            3,162,488
Goldman Sachs Group, Inc. .................         30,490            4,586,611
Legg Mason, Inc. (l) ......................         13,885            1,381,835
Lehman Brothers Holdings, Inc. ............         65,410            4,261,461
Mellon Financial Corp. ....................         84,280            2,901,760
                                                                   ------------
                                                                   $ 20,879,340
                                                                   ------------
BUSINESS SERVICES - 1.4%
Cognizant Technology Solutions Corp.,
  "A" (n) .................................         27,650         $  1,862,780
First Data Corp. ..........................         69,050            3,110,012
                                                                   ------------
                                                                   $  4,972,792
                                                                   ------------
COMPUTER SOFTWARE - 3.8%
Adobe Systems, Inc. (n) ...................        160,420         $  4,870,351
MicroStrategy, Inc., "A" (n) ..............         24,030            2,343,406
Oracle Corp. (n) ..........................        268,730            3,893,898
TIBCO Software, Inc. (n) ..................        311,640            2,197,062
                                                                   ------------
                                                                   $ 13,304,717
                                                                   ------------
COMPUTER SOFTWARE - SYSTEMS - 1.0%
Apple Computer, Inc. (n) ..................         57,640         $  3,292,397
                                                                   ------------
CONSUMER GOODS & SERVICES - 2.8%
Alberto-Culver Co. ........................         36,400         $  1,773,408
Avon Products, Inc. .......................         86,150            2,670,650
ITT Educational Services, Inc. (n) ........         53,280            3,506,357
Monster Worldwide, Inc. (n) ...............         41,480            1,769,537
                                                                   ------------
                                                                   $  9,719,952
                                                                   ------------
CONTAINERS - 0.8%
Owens-Illinois, Inc. (l)(n) ...............        158,110         $  2,649,924
                                                                   ------------
ELECTRICAL EQUIPMENT - 4.0%
Tyco International Ltd. ...................        317,900         $  8,742,250
W.W. Grainger, Inc. .......................         67,320            5,064,484
                                                                   ------------
                                                                   $ 13,806,734
                                                                   ------------
ELECTRONICS - 5.3%
Intel Corp. ...............................        421,810         $  7,993,299
Marvell Technology Group Ltd. (n) .........         65,570            2,906,718
SanDisk Corp. (l)(n) ......................         81,540            4,156,909
Tessera Technologies, Inc. (l)(n) .........         68,460            1,882,650
Xilinx, Inc. ..............................         63,230            1,432,160
                                                                   ------------
                                                                   $ 18,371,736
                                                                   ------------
ENERGY - INDEPENDENT - 1.9%
Apache Corp. ..............................         69,460         $  4,740,645
EOG Resources, Inc. .......................         27,480            1,905,463
                                                                   ------------
                                                                   $  6,646,108
                                                                   ------------
ENERGY - INTEGRATED - 3.5%
Exxon Mobil Corp. .........................        115,030         $  7,057,090
Hess Corp. (l) ............................         99,370            5,251,704
                                                                   ------------
                                                                   $ 12,308,794
                                                                   ------------
FOOD & NON ALCOHOLIC BEVERAGES - 2.7%
Coca-Cola Co. .............................         35,010         $  1,506,130
Nestle S.A. ...............................          6,145            1,928,001
PepsiCo, Inc. .............................        100,100            6,010,004
                                                                   ------------
                                                                   $  9,444,135
                                                                   ------------
FOREST & PAPER PRODUCTS - 0.1%
Abitibi-Consolidated, Inc. ................         73,060         $    200,184
                                                                   ------------
GAMING & LODGING - 1.6%
Hilton Hotels Corp. .......................         99,010         $  2,800,003
International Game Technology .............         69,590            2,640,245
                                                                   ------------
                                                                   $  5,440,248
                                                                   ------------
GENERAL MERCHANDISE - 2.5%
Kohl's Corp. (n) ..........................         68,590         $  4,055,041
Wal-Mart Stores, Inc. .....................         95,440            4,597,345
                                                                   ------------
                                                                   $  8,652,386
                                                                   ------------
INSURANCE - 6.3%
Ace Ltd. ..................................         60,120         $  3,041,471
Chubb Corp. ...............................         76,310            3,807,869
Endurance Specialty Holdings Ltd. .........         73,800            2,361,600
Genworth Financial, Inc., "A" .............        163,920            5,710,973
MetLife, Inc. .............................         92,070            4,714,905
PartnerRe Ltd. (l) ........................         35,390            2,266,730
                                                                   ------------
                                                                   $ 21,903,548
                                                                   ------------
INTERNET - 1.0%
Google, Inc., "A" (n) .....................          8,500         $  3,564,305
                                                                   ------------
LEISURE & TOYS - 1.3%
Electronic Arts, Inc. (n) .................         84,050         $  3,617,512
THQ, Inc. (n) .............................         46,920            1,013,472
                                                                   ------------
                                                                   $  4,630,984
                                                                   ------------
MACHINERY & TOOLS - 1.3%
Deere & Co. ...............................         53,800         $  4,491,762
                                                                   ------------
METALS & MINING - 1.8%
BHP Billiton PLC ..........................        232,520         $  4,506,301
POSCO .....................................          6,660            1,786,530
                                                                   ------------
                                                                   $  6,292,831
                                                                   ------------
NATURAL GAS - PIPELINE - 0.6%
Williams Cos., Inc. .......................         89,890         $  2,099,830
                                                                   ------------
NETWORK & TELECOM - 1.9%
Cisco Systems, Inc. (n) ...................         78,400         $  1,531,152
Juniper Networks, Inc. (n) ................        321,520            5,141,105
                                                                   ------------
                                                                   $  6,672,257
                                                                   ------------
OIL SERVICES - 4.3%
GlobalSantaFe Corp. .......................        140,495         $  8,113,586
Noble Corp. ...............................         63,550            4,729,391
Transocean, Inc. (n) ......................         23,830            1,914,026
                                                                   ------------
                                                                   $ 14,757,003
                                                                   ------------
PHARMACEUTICALS - 7.2%
Allergan, Inc. ............................         19,600         $  2,102,296
Eli Lilly & Co. ...........................        120,220            6,644,559
Endo Pharmaceuticals Holdings, Inc. (n) ...        101,580            3,350,108
Johnson & Johnson .........................        136,800            8,197,056
Wyeth .....................................        107,200            4,760,752
                                                                   ------------
                                                                   $ 25,054,771
                                                                   ------------
RESTAURANTS - 0.5%
YUM! Brands, Inc. ........................          33,390         $  1,678,515
                                                                   ------------
SPECIALTY CHEMICALS - 1.3%
Praxair, Inc. .............................         82,400         $  4,449,600
                                                                   ------------
SPECIALTY STORES - 1.6%
Chico's FAS, Inc. (l)(n) ..................        116,060         $  3,131,299
Williams-Sonoma, Inc. .....................         72,200            2,458,410
                                                                   ------------
                                                                   $  5,589,709
                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
Rogers Communications, Inc., "B" ..........         46,130         $  1,853,952
                                                                   ------------
TELEPHONE SERVICES - 3.0%
American Tower Corp., "A" (n) .............         38,830         $  1,208,390
Embarq Corp. (n) ..........................         13,952              571,892
Sprint Nextel Corp. .......................        228,525            4,568,215
TELUS Corp. (non-voting shares) ...........        102,170            4,118,984
                                                                   ------------
                                                                   $ 10,467,481
                                                                   ------------
TOBACCO - 3.1%
Altria Group, Inc. ........................        144,560         $ 10,615,041
                                                                   ------------
TRUCKING - 1.3%
FedEx Corp. ...............................         37,490         $  4,381,081
                                                                   ------------
UTILITIES - ELECTRIC POWER - 3.4%
FPL Group, Inc. (l) .......................        147,470         $  6,102,309
NRG Energy, Inc. (n) ......................        117,470            5,659,705
                                                                   ------------
                                                                   $ 11,762,014
                                                                   ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $336,192,829) ....................         $343,312,803
                                                                   ------------
WARRANTS - 0.1%
                          Strike      First
Issuer                    Price     Exercise
AEROSPACE - 0.1%
Raytheon Co. (n) .....    $37.50    6/16/06         23,224         $    293,784
                                                                   ------------
    TOTAL WARRANTS (IDENTIFIED COST, $282,172) ...........         $    293,784
                                                                   ------------
SHORT-TERM OBLIGATIONS - 0.9%

Issuer                                          Shares/Par           Value ($)
New Center Asset Trust,
  5.28%, due 7/03/06, at Amortized Cost
  and Value (y) ...........................    $ 3,162,000         $  3,161,072
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 5.3%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..     18,415,492         $ 18,415,492
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $358,051,565) ....................         $365,183,151
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES - (5.2)% ..............................          (18,177,981)
                                                                   ------------
    NET ASSETS - 100.0% ..................................         $347,005,170
                                                                   ============

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

TOTAL RETURN SERIES

COMMON STOCKS - 59.5%

Issuer                                        Shares/Par            Value ($)
ADVERTISING & BROADCASTING - 1.0%
CBS Corp., "B" ..........................        507,794         $   13,735,828
Grupo Televisa S.A., ADR ................         65,800              1,270,598
Viacom, Inc., "B" (n) ...................        128,980              4,622,643
Walt Disney Co. .........................         53,180              1,595,400
                                                                 --------------
                                                                 $   21,224,469
                                                                 --------------
AEROSPACE - 1.9%
Lockheed Martin Corp. ...................        239,410         $   17,175,273
Northrop Grumman Corp. ..................        144,960              9,286,138
United Technologies Corp. ...............        201,680             12,790,546
                                                                 --------------
                                                                 $   39,251,957
                                                                 --------------
ALCOHOLIC BEVERAGES - 0.6%
Diageo PLC ..............................        531,862         $    8,936,884
Molson Coors Brewing Co. (l) ............         37,450              2,542,106
                                                                 --------------
                                                                 $   11,478,990
                                                                 --------------
APPAREL MANUFACTURERS - 0.3%
NIKE, Inc., "B" .........................         82,240         $    6,661,440
                                                                 --------------
AUTOMOTIVE - 0.2%
Johnson Controls, Inc. ..................         55,620         $    4,573,076
                                                                 --------------
BANKS & CREDIT COMPANIES - 9.1%
American Express Co. ....................        129,380         $    6,885,604
Bank of America Corp. ...................      1,093,810             52,612,261
Bank of New York Co., Inc. ..............        296,800              9,556,960
Capital One Financial Corp. (l) .........         69,180              5,911,431
Citigroup, Inc. .........................        469,153             22,631,941
Countrywide Financial Corp. .............        133,360              5,078,349
Fannie Mae ..............................        177,430              8,534,383
Freddie Mac .............................         31,700              1,807,217
J.P. Morgan Chase & Co. .................        683,102             28,690,284
PNC Financial Services Group, Inc. ......        344,820             24,196,019
SunTrust Banks, Inc. ....................        182,310             13,902,961
UBS AG ..................................         44,149              4,833,700
Wells Fargo & Co. .......................         40,090              2,689,237
                                                                 --------------
                                                                 $  187,330,347
                                                                 --------------
BIOTECHNOLOGY - 0.1%
Amgen, Inc. (n) .........................         17,160         $    1,119,347
                                                                 --------------
BROKERAGE & ASSET MANAGERS - 3.2%
Franklin Resources, Inc. ................         62,840         $    5,455,140
Goldman Sachs Group, Inc. ...............         81,760             12,299,157
KKR Private Equity Investments LP,
  IEU (n) ...............................         75,810              1,660,239
Lehman Brothers Holdings, Inc. ..........        122,610              7,988,042
Mellon Financial Corp. ..................        678,670             23,366,608
Merrill Lynch & Co., Inc. ...............        139,660              9,714,750
Morgan Stanley ..........................         78,090              4,936,069
                                                                 --------------
                                                                 $   65,420,005
                                                                 --------------
BUSINESS SERVICES - 0.3%
Accenture Ltd., "A" .....................        220,040         $    6,231,533
                                                                 --------------
CHEMICALS - 1.6%
3M Co. ..................................         63,150         $    5,100,626
Dow Chemical Co. ........................         78,470              3,062,684
E.I. du Pont de Nemours & Co. ...........        145,350              6,046,560
Nalco Holding Co. (n) ...................        258,640              4,559,823
PPG Industries, Inc. ....................        139,220              9,188,520
Syngenta AG .............................         30,360              4,030,967
                                                                 --------------
                                                                 $   31,989,180
                                                                 --------------
COMPUTER SOFTWARE - 2.3%
Compuware Corp. (n) .....................      1,413,620         $    9,471,254
Oracle Corp. (n) ........................        874,080             12,665,419
Symantec Corp. (n) ......................      1,558,980             24,226,549
                                                                 --------------
                                                                 $   46,363,222
                                                                 --------------
COMPUTER SOFTWARE - SYSTEMS - 1.0%
Dell, Inc. (n) ..........................        553,270         $   13,505,321
Hewlett-Packard Co. .....................         60,100              1,903,968
Sun Microsystems, Inc. (l)(n) ...........      1,329,840              5,518,836
                                                                 --------------
                                                                 $   20,928,125
                                                                 --------------
CONSTRUCTION - 1.3%
D.R. Horton, Inc. .......................         82,100         $    1,955,622
Masco Corp. .............................        818,970             24,274,271
Sherwin-Williams Co. (l) ................         27,390              1,300,477
                                                                 --------------
                                                                 $   27,530,370
                                                                 --------------
CONSUMER GOODS & SERVICES - 0.5%
Alberto-Culver Co. ......................         52,320         $    2,549,030
Estee Lauder Cos., Inc., "A" ............        187,840              7,263,773
                                                                 --------------
                                                                 $    9,812,803
                                                                 --------------
CONTAINERS - 1.0%
Owens-Illinois, Inc. (n) ................      1,133,650         $   18,999,974
Smurfit-Stone Container Corp. (l)(n) ....         74,040                809,998
                                                                 --------------
                                                                 $   19,809,972
                                                                 --------------
ELECTRICAL EQUIPMENT - 2.1%
Cooper Industries Ltd., "A" .............         37,230         $    3,459,412
General Electric Co. ....................        380,430             12,538,973
Tyco International Ltd. .................        899,890             24,746,975
W.W. Grainger, Inc. .....................         39,950              3,005,438
                                                                 --------------
                                                                 $   43,750,798
                                                                 --------------
ELECTRONICS - 0.6%
Analog Devices, Inc. ....................         88,860         $    2,855,960
Intel Corp. .............................        350,530              6,642,543
Xilinx, Inc. ............................         80,720              1,828,308
                                                                 --------------
                                                                 $   11,326,811
                                                                 --------------
ENERGY - INDEPENDENT - 1.9%
Apache Corp. ............................        256,010         $   17,472,682
Devon Energy Corp. ......................        293,030             17,701,942
EOG Resources, Inc. .....................         41,750              2,894,945
                                                                 --------------
                                                                 $   38,069,569
                                                                 --------------
ENERGY - INTEGRATED - 3.7%
BP PLC, ADR (l) .........................         64,490         $    4,489,149
Chevron Corp. ...........................        113,207              7,025,626
ConocoPhillips ..........................        233,860             15,324,846
Exxon Mobil Corp. .......................        448,186             27,496,211
Hess Corp. (l) ..........................        161,170              8,517,834
TOTAL S.A., ADR .........................        208,040             13,630,781
                                                                 --------------
                                                                 $   76,484,447
                                                                 --------------
FOOD & NON ALCOHOLIC BEVERAGES - 1.4%
Archer Daniels Midland Co. ..............         35,240         $    1,454,707
Coca-Cola Co. ...........................         92,110              3,962,572
Kellogg Co. .............................        203,950              9,877,299
Nestle S.A. .............................         17,431              5,468,996
PepsiCo, Inc. ...........................         84,530              5,075,181
Sara Lee Corp. ..........................        115,280              1,846,786
                                                                 --------------
                                                                 $   27,685,541
                                                                 --------------
FOREST & PAPER PRODUCTS - 0.6%
Bowater, Inc. (l) .......................        363,020         $    8,258,705
International Paper Co. .................         67,600              2,183,480
MeadWestvaco Corp. (l) ..................         83,080              2,320,424
                                                                 --------------
                                                                 $   12,762,609
                                                                 --------------
GENERAL MERCHANDISE - 1.2%
Federated Department Stores, Inc. .......         57,040         $    2,087,664
Saks, Inc. (l) ..........................        572,600              9,258,942
Wal-Mart Stores, Inc. ...................        267,730             12,896,554
                                                                 -------------
                                                                 $   24,243,160
                                                                 --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.3%
CIGNA Corp. .............................         18,270         $    1,799,778
WellPoint, Inc. (n) .....................         61,600              4,482,632
                                                                 --------------
                                                                 $    6,282,410
                                                                 --------------
INSURANCE - 3.9%
Ace Ltd. ................................         61,910         $    3,132,027
AFLAC, Inc. .............................         58,900              2,730,015
Allstate Corp. ..........................        432,710             23,682,218
Chubb Corp. .............................         52,740              2,631,726
Conseco, Inc. (l)(n) ....................        552,910             12,772,221
Genworth Financial, Inc., "A" ...........        339,610             11,832,012
Hartford Financial Services Group, Inc. .        115,570              9,777,222
MetLife, Inc. ...........................        218,330             11,180,679
Safeco Corp. ............................         52,480              2,957,248
                                                                 --------------
                                                                 $   80,695,368
                                                                 --------------
LEISURE & TOYS - 0.4%
Hasbro, Inc. ............................         72,860         $    1,319,495
Mattel, Inc. ............................        415,200              6,854,952
                                                                 --------------
                                                                 $    8,174,447
                                                                 --------------
MACHINERY & TOOLS - 0.8%
Deere & Co. .............................        112,350         $    9,380,101
Finning International, Inc. (a) .........          4,940                164,453
Illinois Tool Works, Inc. ...............         88,300              4,194,250
Ingersoll-Rand Co. Ltd., "A" ............         71,480              3,057,914
                                                                 --------------
                                                                 $   16,796,718
                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Tenet Healthcare Corp. (l)(n) ...........        857,380         $    5,984,512
                                                                 --------------
MEDICAL EQUIPMENT - 0.3%
Baxter International, Inc. ..............         19,670         $      723,069
Pall Corp. ..............................        192,700              5,395,600
                                                                 --------------
                                                                 $    6,118,669
                                                                 --------------
METALS & MINING - 0.1%
BHP Billiton PLC ........................        135,950         $    2,634,748
                                                                 --------------
NATURAL GAS - PIPELINE - 0.0%
Williams Cos., Inc. .....................         27,000         $      630,720
                                                                 --------------
NETWORK & TELECOM - 1.3%
Cisco Systems, Inc. (n) .................        383,040         $    7,480,771
Nortel Networks Corp. (n) ...............      8,369,790             18,748,330
                                                                 --------------
                                                                 $   26,229,101
                                                                 --------------
OIL SERVICES - 1.3%
GlobalSantaFe Corp. .....................        238,950         $   13,799,362
Noble Corp. .............................        178,300             13,269,086
                                                                 --------------
                                                                 $   27,068,448
                                                                 --------------
PHARMACEUTICALS - 4.6%
Abbott Laboratories .....................         62,430         $    2,722,572
Eli Lilly & Co. .........................        147,570              8,156,194
Johnson & Johnson .......................        351,760             21,077,459
Merck & Co., Inc. .......................        870,960             31,729,073
Wyeth ...................................        693,690             30,806,773
                                                                 --------------
                                                                 $   94,492,071
                                                                 --------------
PRINTING & PUBLISHING - 0.5%
New York Times Co., "A" (l) .............        385,390         $    9,457,471
                                                                 --------------
RAILROAD & SHIPPING - 0.6%
Burlington Northern Santa Fe Corp. ......         94,840         $    7,516,070
Norfolk Southern Corp. ..................         96,880              5,155,954
                                                                 --------------
                                                                 $   12,672,024
                                                                 --------------
SPECIALTY CHEMICALS - 0.4%
Air Products & Chemicals, Inc. ..........         78,950         $    5,046,484
Praxair, Inc. ...........................         45,820              2,474,280
                                                                 --------------
                                                                 $    7,520,764
                                                                 --------------
SPECIALTY STORES - 0.9%
Gap, Inc. ...............................        226,800         $    3,946,320
Home Depot, Inc. ........................        101,030              3,615,864
OfficeMax, Inc. .........................        278,080             11,331,760
                                                                 --------------
                                                                 $   18,893,944
                                                                 --------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
Vodafone Group PLC, ADR (l) .............        228,291         $    4,862,598
                                                                 --------------
TELEPHONE SERVICES - 3.3%
AT&T, Inc. ..............................        218,546         $    6,095,248
Embarq Corp. (n) ........................        105,426              4,321,412
Sprint Nextel Corp. .....................      1,372,050             27,427,280
TELUS Corp. .............................         95,440              3,931,364
Verizon Communications, Inc. ............        757,140             25,356,619
                                                                 --------------
                                                                 $   67,131,923
                                                                 --------------
TOBACCO - 1.3%
Altria Group, Inc. ......................        347,770         $   25,536,751
                                                                 --------------
TRUCKING - 0.0%
Con-way, Inc. (l) .......................          6,950         $      402,613
                                                                 --------------
UTILITIES - ELECTRIC POWER - 3.1%
Dominion Resources, Inc. ................        181,570         $   13,579,620
Edison International ....................         72,500              2,827,500
Entergy Corp. ...........................         21,520              1,522,540
Exelon Corp. ............................        109,850              6,242,775
FirstEnergy Corp. .......................         55,450              3,005,944
FPL Group, Inc. (l) .....................        603,520             24,973,658
NRG Energy, Inc. (n) ....................         44,670              2,152,201
PPL Corp. ...............................        124,250              4,013,275
Public Service Enterprise Group, Inc. ...         34,030              2,250,064
TXU Corp. ...............................         41,350              2,472,317
                                                                 --------------
                                                                 $   63,039,894
                                                                 --------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $1,080,235,532) ................         $1,218,672,965
                                                                 --------------
BONDS - 38.8%
ADVERTISING & BROADCASTING - 0.1%
News America Holdings, 8.5%, 2025 .......    $   994,000         $    1,123,349
News America, Inc., 6.2%, 2034 ..........        476,000                431,966
                                                                 --------------
                                                                 $    1,555,315
                                                                 --------------
AEROSPACE - 0.1%
Boeing Capital Corp., 6.5%, 2012 ........    $ 2,734,000         $    2,827,921
                                                                 --------------
AGENCY - OTHER - 0.0%
Financing Corp., 9.65%, 2018 ............    $   490,000         $      663,533
                                                                 --------------
AIRLINES - 0.1%
Continental Airlines, Inc.,
  6.648%, 2017 ..........................    $ 1,844,764         $    1,834,344
                                                                 --------------
ASSET BACKED & SECURITIZED - 2.6%
AmeriCredit Automobile Receivables Trust,
  2.18%, 2008 ...........................    $   465,708         $      464,190
Banc of America Commercial Mortgage,
  Inc., FRN, 4.857%, 2042 ...............      2,050,000              1,906,694
Banc of America Commercial Mortgage,
  Inc., FRN, 5.354%, 2047 ...............        776,389                738,594
Banc of America Commercial Mortgage,
  Inc., FRN, 5.354%, 2047 ...............      1,000,000                955,531
Bayview Financial Revolving Mortgage Loan
  Trust, FRN, 6.1406%, 2040 (a) .........      1,850,000              1,851,714
Bear Stearns Commercial Mortgage
  Securities, Inc., FRN, 5.116%, 2041 ...      1,220,816              1,157,136
Blackrock Capital Finance LP,
  7.75%, 2026 (a) .......................        231,029                228,719
Chase Commercial Mortgage Securities
  Corp., 7.543%, 2009 ...................        451,488                458,909
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, FRN,
  5.3997%, 2020 .........................        570,000                553,290
Countrywide Asset-Backed Certificates,
  FRN, 4.575%, 2035 .....................         81,000                 79,982
Countrywide Asset-Backed Certificates,
  FRN, 4.823%, 2035 .....................      1,298,000              1,283,499
CPS Auto Receivables Trust,
  2.89%, 2009 (a) .......................         61,789                 60,621
CRIIMI MAE CMBS Corp.,
  6.701%, 2008 (a) ......................      1,272,000              1,273,893
CRIIMI MAE Commercial Mortgage Trust,
  7%, 2033 (a) ..........................        911,829                914,245
Deutsche Mortgage & Asset Receiving
  Corp., 6.538%, 2031 ...................      1,130,574              1,140,270
Falcon Franchise Loan LLC,
  7.382%, 2010 (a) ......................        443,894                452,634
GE Commercial Mortgage Corp., FRN,
  5.5185%, 2044 .........................      1,330,000              1,278,131
Greenwich Capital Commercial Funding
  Corp., 4.305%, 2042 ...................      1,644,482              1,572,262
Greenwich Capital Commercial Funding
  Corp., FRN, 6.1101%, 2016 .............      1,225,000              1,231,699
Greenwich Capital Commercial Funding
  Corp., FRN, 5.317%, 2036 ..............        625,465                604,000
Greenwich Capital Commercial Funding
  Corp., FRN, 5.224%, 2037 ..............      1,532,847              1,462,098
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., 4.78%, 2042 .........      1,620,000              1,490,646
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3816%, 2041 ..      1,985,000              1,908,600
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.4723%, 2043 ..      2,290,000              2,202,249
J.P. Morgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.038%, 2046 ...      2,097,327              1,977,491
Merrill Lynch Mortgage Trust, FRN,
  5.8444%, 2039 .........................      2,245,000              2,212,027
Merrill Lynch/Countrywide Commercial
  Mortgage Trust, FRN,
  5.6703%, 2036 .........................      1,140,000              1,108,290
Morgan Stanley Capital I, Inc.,
  5.168%, 2042 ..........................        859,244                818,300
Morgan Stanley Capital I, Inc., FRN,
  0.7263%, 2030 (a)(i) ..................     64,995,535              1,001,100
Multi-Family Capital Access One, Inc.,
  6.65%, 2024 ...........................        424,620                430,463
Residential Asset Mortgage Products,
  Inc., 4.109%, 2035 ....................        978,423                957,133
Residential Asset Mortgage Products,
  Inc., 3.8%, 2030 ......................        180,695                179,920
Residential Asset Mortgage Products,
  Inc., FRN, 4.9708%, 2034 ..............        931,000                896,854
Residential Funding Mortgage Securities,
  Inc., FRN, 5.32%, 2024 ................      1,405,000              1,380,171
Spirit Master Funding LLC,
  5.05%, 2023 (a) .......................      1,729,298              1,607,477
Structured Asset Securities Corp., FRN,
  4.67%, 2035 ...........................      3,279,080              3,225,967
Wachovia Bank Commercial Mortgage Trust,
  4.935%, 2042 ..........................      2,050,000              1,916,578
Wachovia Bank Commercial Mortgage Trust,
  4.75%, 2044 ...........................      2,500,000              2,293,638
Wachovia Bank Commercial Mortgage Trust,
  FRN, 4.847%, 2041 .....................      2,000,000              1,861,484
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.083%, 2042 .....................      2,033,724              1,920,558
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.3699%, 2044 ....................      1,432,000              1,363,452
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.4908%, 2044 ....................      1,744,000              1,670,573
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.962%, 2045 (a) .................      1,660,000              1,668,947
                                                                 --------------
                                                                 $   53,760,029
                                                                 --------------
AUTOMOTIVE - 0.1%
Johnson Controls, Inc., 5.5%, 2016 ......    $ 1,608,000         $    1,525,693
                                                                 --------------
BANKS & CREDIT COMPANIES - 2.0%
Abbey National Capital Trust I,
  8.963% to 2030, FRN to 2049 ...........    $ 1,958,000         $    2,375,575
Bank of America Corp., 7.4%, 2011 .......      2,172,000              2,311,045
Bank of America Corp., 5.375%, 2014 .....      2,830,000              2,739,375
Barclays Bank PLC, 6.86% to 2032,
  FRN to 2049 (a) .......................      1,550,000              1,550,002
Citigroup, Inc., 5%, 2014 ...............      3,482,000              3,259,037
Credit Suisse First Boston (USA), Inc.,
  4.125%, 2010 ..........................      1,530,000              1,453,615
Credit Suisse First Boston (USA), Inc.,
  4.875%, 2010 ..........................      1,292,000              1,252,271
DBS Capital Funding Corp.,
  7.657% to 2011, FRN to 2049 (a) .......      1,476,000              1,572,288
HBOS Capital Funding LP,
  6.071% to 2014, FRN to 2049 (a) .......        977,000                951,848
Mizuho Capital Investment 1 Ltd., 6.686%
  to 2016, FRN to 2049 (a) ..............      2,140,000              2,030,693
MUFG Capital Finance 1 Ltd.,
  6.346% to 2016, FRN to 2049 ...........      1,638,000              1,579,998
Natexis AMBS Co. LLC, 8.44% to 2008,
  FRN to 2049 (a) .......................        135,000                141,351
Nordea Bank AB, 5.424% to 2015,
  FRN to 2049 (a) .......................      1,019,000                935,056
RBS Capital Trust II, 6.425% to 2034,
  FRN to 2049 ...........................      1,490,000              1,391,353
Socgen Real Estate LLC,
  7.64% to 2007, FRN to 2049 (a) ........      3,128,000              3,194,298
UBS Preferred Funding Trust V,
  6.243% to 2016, FRN to 2049 ...........      2,140,000              2,108,270
UFJ Finance Aruba AEC, 6.75%, 2013 ......      1,624,000              1,691,852
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049 (a) .........      1,509,000              1,678,497
Wachovia Corp., 5.25%, 2014 .............      3,339,000              3,184,601
Wells Fargo & Co., 5.125%, 2016 .........        378,000                352,753
Wells Fargo National Bank,
  4.75%, 2015 ...........................      3,338,000              3,081,852
Woori Bank, FRN, 6.125%, 2016 (a) .......      2,715,000              2,676,393
                                                                 --------------
                                                                 $   41,512,023
                                                                 --------------
BROADCAST & CABLE TV - 0.3%
Cox Communications, Inc., 4.625%, 2013 ..    $ 1,624,000         $    1,457,654
TCI Communications Financing III,
  9.65%, 2027 ...........................      4,805,000              5,123,355
                                                                 --------------
                                                                 $    6,581,009
                                                                 --------------
BROKERAGE & ASSET MANAGERS - 0.4%
Goldman Sachs Group, Inc., 5.7%, 2012 ...    $ 1,568,000         $    1,552,775
Lehman Brothers Holdings, Inc.,
  8.25%, 2007 ...........................      1,405,000              1,438,224
Lehman Brothers Holdings, Inc.,
  5.5%, 2016 ............................        342,000                326,798
Merrill Lynch & Co., Inc., 5.45%, 2014 ..      2,012,000              1,942,290
Merrill Lynch & Co., Inc., 6.05%, 2016 ..      1,388,000              1,378,857
Morgan Stanley Group, Inc.,
  6.75%, 2011 ...........................      1,530,000              1,588,486
Morgan Stanley Group, Inc.,
  4.75%, 2014 ...........................      1,168,000              1,070,846
                                                                 --------------
                                                                 $    9,298,276
                                                                 --------------
BUILDING - 0.1%
CRH America, Inc., 6.95%, 2012 ..........    $ 1,847,000         $    1,915,675
                                                                 --------------
BUSINESS SERVICES - 0.1%
Cisco Systems, Inc., 5.5%, 2016 .........    $ 1,519,000         $    1,458,585
                                                                 --------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012 ............    $ 1,780,000         $    1,856,462
                                                                 --------------
CONSUMER GOODS & SERVICES - 0.1%
Cendant Corp., 6.875%, 2006 .............    $ 1,280,000         $    1,281,258
Fortune Brands, Inc., 5.125%, 2011 ......      1,671,000              1,600,390
                                                                 --------------
                                                                 $    2,881,648
                                                                 --------------
DEFENSE ELECTRONICS - 0.1%
BAE Systems Holdings, Inc.,
  5.2%, 2015 (a) ........................    $   753,000         $      701,140
Raytheon Co., 6.15%, 2008 ...............      1,077,000              1,087,528
                                                                 --------------
                                                                 $    1,788,668
                                                                 --------------
EMERGING MARKET QUASI-SOVEREIGN - 0.0%
Pemex Project Funding Master Trust,
  8.625%, 2022 ..........................    $   316,000         $      353,288
                                                                 --------------
EMERGING MARKET SOVEREIGN - 0.2%
State of Israel, 4.625%, 2013 ...........    $   981,000         $      908,502
United Mexican States, 6.375%, 2013 .....      1,147,000              1,149,868
United Mexican States, 6.625%, 2015 .....         97,000                 98,213
United Mexican States, 5.625%, 2017 .....      1,014,000                943,020
United Mexican States, 7.5%, 2033 .......        885,000                940,313
                                                                 --------------
                                                                 $    4,039,916
                                                                 --------------
ENERGY - INDEPENDENT - 0.2%
Devon Financing Corp. U.L.C.,
  6.875%, 2011 ..........................    $   514,000         $      534,407
Nexen, Inc., 5.875%, 2035 ...............      1,200,000              1,059,388
Ocean Energy, Inc., 7.25%, 2011 .........      1,431,000              1,508,374
XTO Energy, Inc., 5.65%, 2016 ...........      2,120,000              2,010,269
                                                                 --------------
                                                                 $    5,112,438
                                                                 --------------
ENTERTAINMENT - 0.1%
Walt Disney Co., 6.375%, 2012 ...........    $ 1,957,000         $    2,008,185
                                                                 --------------
FINANCIAL INSTITUTIONS - 0.2%
Countrywide Financial Corp.,
  6.25%, 2016 ...........................    $ 1,892,000         $    1,854,415
General Electric Capital Corp.,
  8.75%, 2007 ...........................        904,000                927,290
General Electric Capital Corp.,
  5.45%, 2013 ...........................        179,000                175,944
HSBC Finance Corp., 5.25%, 2011 .........      1,510,000              1,474,788
                                                                 --------------
                                                                 $    4,432,437
                                                                 --------------
FOOD & NON ALCOHOLIC BEVERAGES - 0.4%
Cadbury Schweppes PLC,
  5.125%, 2013 (a) ......................    $ 2,689,000         $    2,525,942
Diageo Finance B.V., 5.5%, 2013 .........      2,100,000              2,043,966
Miller Brewing Co., 5.5%, 2013 (a) ......      2,985,000              2,864,051
                                                                 --------------
                                                                 $    7,433,959
                                                                 --------------
FOREST & PAPER PRODUCTS - 0.0%
MeadWestvaco Corp., 6.8%, 2032 ..........    $   724,000         $      678,309
                                                                 --------------
GAMING & LODGING - 0.1%
Marriott International, Inc., 6.2%, 2016     $ 1,608,000         $    1,579,897
                                                                 --------------
INSURANCE - 0.4%
AIG SunAmerica Institutional Funding II,
  5.75%, 2009 ...........................    $ 2,804,000         $    2,805,595
American International Group, Inc.,
  4.25%, 2013 ...........................        853,000                775,395
American International Group, Inc.,
  5.05%, 2015 (a) .......................      1,650,000              1,539,293
ING Groep N.V., 5.775% to 2015,
  FRN to 2049 ...........................      2,555,000              2,424,470
MetLife, Inc., 6.5%, 2032 ...............        578,000                576,967
                                                                 --------------
                                                                 $    8,121,720
                                                                 --------------
INSURANCE - PROPERTY & CASUALTY - 0.2%
Allstate Corp., 6.125%, 2032 ............    $ 1,617,000         $    1,515,852
Fund American Cos., Inc.,
  5.875%, 2013 ..........................      1,110,000              1,065,041
St. Paul Travelers Cos., Inc.,
  5.5%, 2015 ............................      1,126,000              1,063,542
                                                                 --------------
                                                                 $    3,644,435
                                                                 --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.1%
Hydro-Quebec, 6.3%, 2011 ................    $ 2,256,000         $    2,321,063
                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
Cardinal Health, Inc., 5.85%, 2017 ......    $ 1,682,000         $    1,603,747
HCA, Inc., 8.75%, 2010 ..................        355,000                374,264
HCA, Inc., 6.95%, 2012 ..................      1,390,000              1,356,819
                                                                 --------------
                                                                 $    3,334,830
                                                                 --------------
METALS & MINING - 0.0%
Alcan, Inc., 5%, 2015 ...................    $   390,000         $      360,335
                                                                 --------------
MORTGAGE BACKED - 14.2%
Fannie Mae, 5.722%, 2009 ................    $ 4,455,000         $    4,436,216
Fannie Mae, 4.01%, 2013 .................        193,941                176,510
Fannie Mae, 4.63%, 2014 .................        483,275                452,859
Fannie Mae, 4.518%, 2014 ................      1,730,980              1,613,615
Fannie Mae, 4.847%, 2014 ................        967,134                918,322
Fannie Mae, 4.925%, 2015 ................      2,841,199              2,701,140
Fannie Mae, 4.76%, 2015 .................        358,714                336,112
Fannie Mae, 5.5%, 2016 - 2036 ...........     96,499,090             93,242,140
Fannie Mae, 6%, 2017 - 2036 .............     36,435,560             36,115,602
Fannie Mae, 5%, 2018 - 2035 .............     28,679,207             27,270,133
Fannie Mae, 4.5%, 2018 - 2035 ...........     11,359,050             10,611,675
Fannie Mae, 7.5%, 2030 - 2031 ...........        425,497                440,383
Fannie Mae, 6.5%, 2031 - 2036 ...........     11,178,468             11,267,034
Freddie Mac, 6%, 2016 - 2036 ............     15,494,869             15,352,619
Freddie Mac, 5%, 2017 - 2035 ............     26,181,116             24,694,169
Freddie Mac, 4.5%, 2018 - 2035 ..........     11,577,615             10,881,431
Freddie Mac, 5.5%, 2019 - 2036 ..........     27,579,331             26,662,563
Freddie Mac, 6.5%, 2034 .................      2,930,912              2,949,347
Ginnie Mae, 6%, 2033 - 2035 .............      5,956,476              5,914,462
Ginnie Mae, 5.5%, 2033 - 2035 ...........      9,492,031              9,208,553
Ginnie Mae, 4.5%, 2033 - 2034 ...........      1,869,977              1,702,335
Ginnie Mae, 5%, 2033 - 2034 .............      2,071,843              1,961,454
Ginnie Mae, 6.5%, 2035 - 2036 ...........      1,197,185              1,207,837
                                                                 --------------
                                                                 $  290,116,511
                                                                 --------------
NATURAL GAS - PIPELINE - 0.2%
CenterPoint Energy Resources Corp.,
  7.875%, 2013 ..........................    $   815,000         $      885,904
Kinder Morgan Energy Partners LP,
  6.75%, 2011 ...........................        740,000                755,960
Kinder Morgan Energy Partners LP,
  5.125%, 2014 ..........................        956,000                872,749
Kinder Morgan Energy Partners LP,
  7.4%, 2031 ............................        804,000                831,782
Kinder Morgan Energy Partners LP,
  7.75%, 2032 ...........................        590,000                634,924
                                                                 --------------
                                                                 $    3,981,319
                                                                 --------------
NETWORK & TELECOM - 0.5%
AT&T, Inc., 6.15%, 2034 .................    $   700,000         $      642,426
BellSouth Corp., 6.55%, 2034 ............      1,472,000              1,401,663
PCCW-HKTC Capital II Ltd.,
  6%, 2013 (a) ..........................        865,000                820,414
Telecom Italia Capital, 5.25%, 2013 .....        752,000                695,199
Telecom Italia Capital, 6%, 2034 ........      1,020,000                880,686
Telefonica Europe B.V., 7.75%, 2010 .....        750,000                795,635
Verizon New York, Inc., 6.875%, 2012 ....      4,213,000              4,269,003
                                                                 --------------
                                                                 $    9,505,026
                                                                 --------------
OIL SERVICES - 0.1%
Halliburton Co., 5.5%, 2010 .............    $ 1,071,000         $    1,060,875
                                                                 --------------
OILS - 0.1%
Valero Energy Corp., 6.875%, 2012 .......    $ 1,193,000         $    1,236,620
                                                                 --------------
PHARMACEUTICALS - 0.2%
Allergan, Inc., 5.75%, 2016 (a) .........    $ 1,720,000         $    1,671,238
Wyeth, 5.5%, 2013 .......................      1,683,000              1,638,444
                                                                 --------------
                                                                 $    3,309,682
                                                                 --------------
POLLUTION CONTROL - 0.1%
USA Waste Services, Inc., 7%, 2028 ......    $   972,000         $    1,007,584
Waste Management, Inc.,
  7.375%, 2010 ..........................      1,341,000              1,414,524
                                                                 --------------
                                                                 $    2,422,108
                                                                 --------------
RAILROAD & SHIPPING - 0.0%
CSX Corp., 6.75%, 2011 ..................    $   450,000         $      466,917
Union Pacific Corp., 6.125%, 2012 .......        507,000                512,518
                                                                 --------------
                                                                 $      979,435
                                                                 --------------
REAL ESTATE - 0.5%
Boston Properties, Inc., REIT,
  5%, 2015 ..............................    $   369,000         $      338,508
EOP Operating LP, REIT, 6.8%, 2009 ......      1,238,000              1,264,187
HRPT Properties Trust, REIT,
  6.25%, 2016 ...........................      1,590,000              1,558,569
ProLogis, REIT, 5.75%, 2016 .............      1,992,000              1,920,248
Simon Property Group LP, REIT,
  6.375%, 2007 ..........................      1,069,000              1,073,449
Simon Property Group LP, REIT,
  5.1%, 2015 ............................      1,070,000                988,907
Vornado Realty Trust, REIT,
  4.75%, 2010 ...........................        189,000                179,586
Vornado Realty Trust, REIT,
  5.625%, 2007 ..........................      3,304,000              3,290,001
                                                                 --------------
                                                                 $   10,613,455
                                                                 --------------
RETAILERS - 0.4%
Home Depot, Inc., 5.4%, 2016 ............    $ 2,051,000         $    1,966,050
Limited Brands, Inc., 5.25%, 2014 .......      1,886,000              1,722,544
May Department Stores Co.,
  5.75%, 2014 ...........................      1,750,000              1,699,688
Wal-Mart Stores, Inc., 5.25%, 2035 ......      2,241,000              1,955,335
                                                                 --------------
                                                                 $    7,343,617
                                                                 --------------
TELECOMMUNICATIONS - WIRELESS - 0.0%
Cingular Wireless LLC, 6.5%, 2011 .......    $   693,000         $      710,142
                                                                 --------------
U.S. GOVERNMENT AGENCIES - 3.3%
Aid-Egypt, 4.45%, 2015 ..................    $ 1,662,000         $    1,544,169
Fannie Mae, 3.25%, 2006 .................      4,950,000              4,941,664
Fannie Mae, 3%, 2007 ....................      3,350,000              3,294,712
Fannie Mae, 5.25%, 2007 .................     12,269,000             12,240,082
Fannie Mae, 6.625%, 2009 - 2010 .........     13,027,000             13,548,159
Fannie Mae, 6%, 2011 ....................      1,539,000              1,572,170
Federal Home Loan Bank,
  3.25%, 2006 ...........................      3,270,000              3,266,315
Federal Home Loan Bank,
  3.75%, 2006 ...........................     10,025,000              9,984,479
Federal Home Loan Bank,
  3.9%, 2008 ............................      1,240,000              1,209,319
Freddie Mac, 3.75%, 2006 ................      2,198,000              2,184,511
Small Business Administration,
  4.35%, 2023 ...........................        381,162                350,355
Small Business Administration,
  4.77%, 2024 ...........................      1,027,072                965,895
Small Business Administration,
  5.18%, 2024 ...........................      1,691,586              1,632,475
Small Business Administration,
  5.52%, 2024 ...........................      2,456,674              2,419,267
Small Business Administration,
  4.99%, 2024 ...........................      1,440,380              1,371,940
Small Business Administration,
  4.95%, 2025 ...........................      1,175,436              1,129,917
Small Business Administration,
  5.11%, 2025 ...........................      3,077,978              2,942,960
Small Business Administration,
  5.09%, 2025 ...........................      1,450,657              1,383,431
Small Business Administration,
  5.39%, 2025 ...........................      1,084,965              1,054,635
                                                                 --------------
                                                                 $   67,036,455
                                                                 --------------
U.S. TREASURY OBLIGATIONS - 9.9%
U.S. Treasury Bonds, 10.375%, 2012 ......    $ 1,482,000         $    1,581,688
U.S. Treasury Bonds, 8%, 2021 ...........        320,000                409,250
U.S. Treasury Bonds, 6.25%, 2023 ........     16,268,000             17,941,831
U.S. Treasury Bonds, 6%, 2026 ...........      8,080,000              8,752,280
U.S. Treasury Bonds, 5.375%, 2031 .......     28,685,000             29,180,275
U.S. Treasury Notes, 5.5%, 2008 .........      7,085,000              7,122,083
U.S. Treasury Notes, 5.625%, 2008 .......     46,395,000             46,761,103
U.S. Treasury Notes, 4.75%, 2008 ........     29,887,000             29,619,661
U.S. Treasury Notes, 3.125%, 2009 .......     17,250,000             16,361,901
U.S. Treasury Notes, 6.5%, 2010 .........     22,570,000             23,581,249
U.S. Treasury Notes, 4.375%, 2012 .......      1,778,000              1,710,352
U.S. Treasury Notes, 4%, 2012 ...........      1,910,000              1,795,251
U.S. Treasury Notes, 3.875%, 2013 .......      2,121,000              1,974,352
U.S. Treasury Notes, 4.25%, 2013 ........      2,533,000              2,397,049
U.S. Treasury Notes, 4.75%, 2014 ........      1,596,000              1,556,911
U.S. Treasury Notes, 4.25%, 2015 ........        417,000                390,172
U.S. Treasury Notes, 9.875%, 2015 .......      1,920,000              2,584,124
U.S. Treasury Notes, 4.5%, 2016 .........      1,360,000              1,293,912
U.S. Treasury Notes, TIPS,
  4.25%, 2010 ...........................      7,573,049              8,045,183
                                                                 --------------
                                                                 $  203,058,627
                                                                 --------------
UTILITIES - ELECTRIC POWER - 1.0%
Dominion Resources, Inc.,
  5.15%, 2015 ...........................    $ 1,515,000         $    1,392,602
Duke Capital Corp., 8%, 2019 ............        987,000              1,115,948
Exelon Generation Co. LLC,
  6.95%, 2011 ...........................      1,245,000              1,298,108
FirstEnergy Corp., 6.45%, 2011 ..........      2,246,000              2,285,354
MidAmerican Energy Holdings Co.,
  3.5%, 2008 ............................      1,030,000                988,201
MidAmerican Energy Holdings Co.,
  5.875%, 2012 ..........................        535,000                530,711
MidAmerican Funding LLC,
  6.927%, 2029 ..........................      2,762,000              2,927,673
Northeast Utilities, 8.58%, 2006 ........        349,680                350,673
Oncor Electric Delivery Co., 7%, 2022 ...      1,582,000              1,639,469
Pacific Gas & Electric Co., 4.8%, 2014 ..        425,000                396,038
Progress Energy, Inc., 7.1%, 2011 .......      2,309,000              2,408,640
PSEG Power LLC, 6.95%, 2012 .............        697,000                723,188
PSEG Power LLC, 5.5%, 2015 ..............        911,000                859,263
System Energy Resources, Inc.,
  5.129%, 2014 (a) ......................        913,073                878,331
TXU Energy Co., 7%, 2013 ................      1,575,000              1,607,662
Waterford 3 Funding Corp.,
  8.09%, 2017 ...........................      2,049,738              2,087,576
                                                                 --------------
                                                                 $   21,489,437
                                                                 --------------
    TOTAL BONDS (IDENTIFIED COST, $822,123,754) ........         $  795,743,302
                                                                 --------------
WARRANTS - 0.0%
                          Strike      First
Issuer                    Price     Exercise
AEROSPACE - 0.0%
Raytheon Co. (n) .....    $37.50    6/16/06       10,301         $      130,308
                                                                 --------------
    TOTAL WARRANTS (IDENTIFIED COST, $125,157) .........         $      130,308
                                                                 --------------
SHORT-TERM OBLIGATIONS - 0.9%
New Center Asset Trust,
  5.28%, due 7/03/06, at Amortized Cost
  and Value (y) .........................    $19,338,000         $   19,332,328
                                                                 --------------
COLLATERAL FOR SECURITIES LOANED - 2.0%

Issuer                                        Shares/Par            Value ($)
Navigator Securities Lending
  Prime Portfolio, at Cost and Net
  Asset Value ...........................    $40,253,378         $   40,253,378
                                                                 --------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $1,962,070,149) (k) ............         $2,074,132,281
                                                                 --------------
OTHER ASSETS,
  LESS LIABILITIES - (1.2)% ............................            (25,129,920)
                                                                 --------------
    NET ASSETS - 100.0% ................................         $2,049,002,361
                                                                 ==============

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

UTILITIES SERIES

COMMON STOCKS - 94.2%

Issuer                                         Shares/Par            Value ($)
ADVERTISING & BROADCASTING - 4.0%
Citadel Broadcasting Corp. (l) ............        160,300         $  1,426,670
Grupo Televisa S.A., ADR ..................        397,500            7,675,725
News Corp., "A" ...........................        192,200            3,686,396
Viacom, Inc., "B" (n) .....................         87,850            3,148,544
                                                                   ------------
                                                                   $ 15,937,335
                                                                   ------------
BROADCAST & CABLE TV - 1.3%
Comcast Corp., "Special A" (n) ............        155,400         $  5,094,012
                                                                   ------------
ENERGY - INDEPENDENT - 0.3%
Apache Corp. ..............................          3,000         $    204,750
Rosetta Resources, Inc. (a)(n) ............         12,150              201,933
Southwestern Energy Co. (n) ...............         28,500              888,060
                                                                   ------------
                                                                   $  1,294,743
                                                                   ------------
ENERGY - INTEGRATED - 0.9%
Chevron Corp. .............................         39,100         $  2,426,546
Petroleo Brasileiro S.A., ADR .............          5,400              482,274
TOTAL S.A. ................................          9,200              605,189
                                                                   ------------
                                                                   $  3,514,009
                                                                   ------------
NATURAL GAS - DISTRIBUTION - 4.6%
AGL Resources, Inc. (l) ...................        104,960         $  4,001,075
Dynegy Holdings, Inc. (n) .................         76,600              419,002
Equitable Resources, Inc. .................        234,200            7,845,700
Questar Corp. .............................         70,900            5,706,741
                                                                   ------------
                                                                   $ 17,972,518
                                                                   ------------
NATURAL GAS - PIPELINE - 5.5%
Enagas S.A. ...............................        359,574         $  7,668,352
Williams Cos., Inc. .......................        588,517           13,747,757
                                                                   ------------
                                                                   $ 21,416,109
                                                                   ------------
OIL SERVICES - 3.1%
ENSCO International, Inc. .................         37,300         $  1,716,546
GlobalSantaFe Corp. .......................        101,500            5,861,625
National-Oilwell Varco, Inc. (n) ..........          6,600              417,912
Noble Corp. ...............................         31,700            2,359,114
Transocean, Inc. (n) ......................         20,800            1,670,656
                                                                   ------------
                                                                   $ 12,025,853
                                                                   ------------
TELECOMMUNICATIONS - WIRELESS - 5.0%
America Movil S.A. de C.V., "L", ADR ......        138,700         $  4,613,162
Dobson Communications Corp. (l)(n) ........        157,470            1,217,243
Hutchison Telecommunications International
  Ltd. (n) ................................      1,750,000            2,816,602
Rogers Communications, Inc., "B" ..........         98,900            3,974,763
Tim Participacoes S.A., ADR ...............         52,500            1,446,375
Vimpel-Communications, ADR (l)(n) .........         44,600            2,043,572
Vodafone Group PLC ........................      1,605,660            3,418,841
                                                                   ------------
                                                                   $ 19,530,558
                                                                   ------------
TELEPHONE SERVICES - 14.9%
Alltel Corp. ..............................        100,100         $  6,389,383
AT&T, Inc. ................................        296,100            8,258,229
Citizens Communications Co. ...............        345,100            4,503,555
Embarq Corp. (n) ..........................         20,222              828,900
FastWeb S.p.A. (l)(n) .....................         45,629            1,982,358
France Telecom S.A. (l) ...................        230,020            4,943,688
NTL, Inc. .................................         54,900            1,367,010
Singapore Telecommunications Ltd. .........      1,808,000            2,900,565
Sprint Nextel Corp. .......................        384,350            7,683,157
Telecom Argentina S.A., ADR (l)(n) ........        151,000            1,751,600
Telefonica S.A. ...........................        109,200            1,817,822
Telenor A.S.A. ............................        468,100            5,655,787
TELEPHONE SERVICES - CONTINUED
TELUS Corp. (non-voting shares) ...........        214,080         $  8,630,636
Verizon Communications, Inc. ..............         45,800            1,533,842
                                                                   ------------
                                                                   $ 58,246,532
                                                                   ------------
UTILITIES - ELECTRIC POWER - 54.6%
AES Corp. (n) .............................        451,000         $  8,320,950
AES Tiete S.A., IPS .......................    124,484,500            2,990,066
Allegheny Energy, Inc. (n) ................         32,500            1,204,775
Ameren Corp. (l) ..........................         98,200            4,959,100
Centerpoint Energy, Inc. (l) ..............        176,800            2,210,000
CMS Energy Corp. (n) ......................        621,900            8,047,386
Constellation Energy Group, Inc. ..........        208,900           11,389,228
CPFL Energia S.A., ADR (l) ................         86,350            3,156,093
Dominion Resources, Inc. (l) ..............         35,700            2,670,003
Drax Group PLC (n) ........................         12,700              192,868
Duke Energy Corp. .........................        384,100           11,281,017
E.ON AG ...................................         82,200            9,460,815
Edison International ......................        344,900           13,451,100
Endesa S.A. (l) ...........................        109,500            3,806,633
Enel S.p.A. (l) ...........................        428,430            3,692,512
Enersis S.A., ADR .........................        175,600            1,975,500
Entergy Corp. .............................         35,700            2,525,775
Equatorial Energia S.A., IEU (n) ..........         53,000              367,223
Exelon Corp. ..............................        319,200           18,140,136
FirstEnergy Corp. .........................        253,100           13,720,551
FPL Group, Inc. (l) .......................        378,600           15,666,468
Iberdrola S.A. ............................         35,400            1,218,870
International Power PLC ...................      1,165,500            6,126,028
Mirant Corp. (n) ..........................        182,700            4,896,360
Northeast Utilities .......................         47,400              979,758
NRG Energy, Inc. (n) ......................        350,300           16,877,454
NSTAR .....................................         40,400            1,155,440
RWE AG ....................................         84,600            7,036,155
Scottish & Southern Energy PLC ............         91,500            1,945,722
Scottish Power PLC ........................        279,041            3,005,530
Suez S.A. (l) .............................         77,988            3,240,626
Tractebel Energia S.A. ....................         90,370              717,984
TXU Corp. .................................        363,400           21,727,686
Veolia Environment (l) ....................         38,060            1,966,416
Xcel Energy, Inc. (l) .....................        182,500            3,500,350
                                                                   ------------
                                                                   $213,622,578
                                                                   ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $332,728,239) ....................         $368,654,247
                                                                   ------------
BONDS - 0.9%
ASSET BACKED & SECURITIZED - 0.0%
Falcon Franchise Loan LLC, FRN, 3.3632%,
  2023 (a)(i) .............................   $    956,378         $    105,192
                                                                   ------------
UTILITIES - ELECTRIC POWER - 0.9%
Beaver Valley Funding Corp., 9%, 2017 .....   $    771,000         $    857,182
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 .............................        927,000              997,969
TXU Eastern Funding Co.,
  6.75%, 2009 (d) .........................        191,000               12,415
TXU Energy Co., 7%, 2013 ..................      1,545,000            1,577,040
                                                                   ------------
                                                                   $  3,444,606
                                                                   ------------
    TOTAL BONDS (IDENTIFIED COST, $3,835,994) ............         $  3,549,798
                                                                   ------------
CONVERTIBLE PREFERRED STOCKS - 4.2%

Issuer                                         Shares/Par            Value ($)
NATURAL GAS - PIPELINE - 1.3%
El Paso Corp., 4.99% (a) ..................          3,920         $  5,065,130
                                                                   ------------
UTILITIES - ELECTRIC POWER - 2.9%
Entergy Corp., 7.625% .....................        178,260         $  8,952,217
NRG Energy, Inc., 5.75% ...................          9,600            2,367,600
                                                                   ------------
                                                                   $ 11,319,817
                                                                   ------------
    TOTAL CONVERTIBLE PREFERRED STOCKS
      (IDENTIFIED COST, $15,199,992) .....................         $ 16,384,947
                                                                   ------------
CONVERTIBLE BONDS - 0.1%
TELEPHONE SERVICES - 0.1%
Level 3 Communications, Inc.,
  3.5%, 2012 (Identified Cost, $222,100) ..   $    230,000         $    232,875
                                                                   ------------
SHORT-TERM OBLIGATIONS - 0.8%
New Center Asset Trust,
  5.28%, due 7/03/06, at Amortized Cost and
  Value (y) ...............................   $  3,188,000         $  3,187,065
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED - 9.2%

Issuer                                         Shares/Par            Value ($)
Morgan Stanley Repurchase Agreement, 5.33%,
  dated 6/30/06, due 7/03/06, total to be
  received $14,576,109 (secured by various
  U.S. Treasury and Federal Agency
  obligations in an individually traded
  account) ................................   $ 14,573,950         $ 14,573,950
Navigator Securities Lending Prime
  Portfolio ...............................     21,396,452           21,396,452
                                                                   ------------
    TOTAL COLLATERAL FOR SECURITIES LOANED,
      AT AMORTIZED COST AND VALUE ........................         $ 35,970,402
                                                                   ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $391,143,792) (k) ................         $427,979,334
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES - (9.4)% ..............................          (36,733,186)
                                                                   ------------
    NET ASSETS - 100.0% ..................................         $391,246,148
                                                                   ============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                              Net Unrealized
              Contracts to                                                   Contracts         Appreciation
            Deliver/Receive     Settlement Date       In Exchange For         at Value        (Depreciation)
SALES
EUR            24,174,050       7/17/06 - 8/21/06       $30,733,569         $31,013,039         $(279,470)
GBP             5,938,494       8/02/06 - 8/07/06        11,136,660          10,979,460           157,200
                                                        -----------         -----------         ---------
                                                        $41,870,229         $41,992,499         $(122,270)
                                                        ===========         ===========         =========

PURCHASES
EUR             2,239,999       7/17/06 - 8/07/06       $ 2,865,766         $ 2,869,984         $   4,218
GBP             1,112,658       8/02/06 - 8/07/06         2,061,448           2,057,310            (4,138)
                                                        -----------         -----------         ---------
                                                        $ 4,927,214         $ 4,927,294         $      80
                                                        ===========         ===========         =========

At June 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $485 with Goldman Sachs & Co.

At June 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

PORTFOLIO FOOTNOTES:
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate values and percentages of net assets of these securities were as follows for each series:
      Total Return Series ..............................$34,954,638  1.7%
      Utilities Series ..................................$5,372,255  1.4%
(d) Non-income producing security - in default.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30, 2006, the Total Return Series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $787,853,166 and 37.98% of market value. An independent pricing service provided an evaluated bid for 37.97% of the market value.
(k) As of June 30, 2006, the Utilities Series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $8,944,544 and 2.09% of market value. An independent pricing service provided an evaluated bid for 2.04% of the market value.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR     American Depository Receipt
FRN     Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR     Global Depository Receipt
IEU     International Equity Unit
IPS     International Preference Stock
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR     Euro
GBP     British Pound

                       See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2006

These statements represent each series' balance sheet, which details the assets and liabilities comprising the total value of each series.

                                                                                                                     Masachusetts
                                                                      Capital         Emerging         Global          Investors
                                                                   Appreciation        Growth          Growth            Trust
                                                                      Series           Series          Series           Series
                                                                  --------------    ------------    ------------    --------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost .................    $  586,879,744    $336,538,818    $165,175,703    $  984,293,137
    Unrealized appreciation (depreciation) ...................        (2,943,851)     18,709,026      12,371,682        99,409,868
                                                                  --------------    ------------    ------------    --------------
      Total investments, at value (including securities
       loaned of $--, $27,514,587,  $23,948,865, and
       $11,741,504, respectively) ............................    $  583,935,893    $355,247,844    $177,547,385    $1,083,703,005
  Cash .......................................................                --           2,887              --            27,491
  Foreign currency, at value (identified cost, $--, $--,
   $48,605, and $--, respectively) ...........................                --              --          49,110                --
  Receivable for investments sold ............................        11,644,801       4,291,242         531,945         4,306,155
  Receivable for series shares sold ..........................               869              --              --           625,203
  Interest and dividends receivable ..........................           348,042         126,153         175,285           628,247
  Other assets ...............................................            12,130           6,728           3,230            18,946
                                                                  --------------    ------------    ------------    --------------
      Total assets ...........................................    $  595,941,735    $359,674,854    $178,306,955    $1,089,309,047
                                                                  ==============    ============    ============    ==============
Liabilities:
  Payable to custodian .......................................    $          535    $         --    $    292,098    $           --
  Payable for investments purchased ..........................         3,591,899       2,378,646         388,293                --
  Payable for series shares reacquired .......................           369,227         397,978          20,971           816,160
  Collateral for securities loaned, at value .................                --      28,119,173      24,906,566        12,003,352
  Payable to affiliates --
    Management fee ...........................................            12,219           6,693           3,734            16,247
    Distribution fees ........................................               229             150              54             1,683
    Administrative services fee ..............................               518             292             134               916
  Payable for independent trustees' compensation .............             8,103           3,800           1,673            11,800
  Accrued expenses and other liabilities .....................           318,150         110,382          87,152           189,524
                                                                  --------------    ------------    ------------    --------------
      Total liabilities ......................................    $    4,300,880    $ 31,017,114    $ 25,700,675    $   13,039,682
                                                                  --------------    ------------    ------------    --------------
Net assets ...................................................    $  591,640,855    $328,657,740    $152,606,280    $1,076,269,365
                                                                  ==============    ============    ============    ==============
Net assets consist of:
  Paid-in capital ............................................    $1,435,457,071    $717,122,119    $204,112,108    $1,216,472,538
  Unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities
   in foreign currencies .....................................        (2,943,232)     18,709,052      12,373,688        99,410,380
  Accumulated net realized gain (loss) on investments
   and foreign currency transactions .........................      (841,227,606)   (406,790,478)    (65,123,525)     (247,649,600)
  Undistributed net investment income (loss) .................           354,622        (382,953)      1,244,009         8,036,047
                                                                  --------------    ------------    ------------    --------------
      Total ..................................................    $  591,640,855    $328,657,740    $152,606,280    $1,076,269,365
                                                                  ==============    ============    ============    ==============
Net Assets:
  Initial Class ..............................................    $  558,448,159    $306,940,916    $144,599,986    $  830,039,326
  Service Class ..............................................        33,192,696      21,716,824       8,006,294       246,230,039
                                                                  --------------    ------------    ------------    --------------
      Total ..................................................    $  591,640,855    $328,657,740    $152,606,280    $1,076,269,365
                                                                  ==============    ============    ============    ==============
Shares of beneficial interest outstanding:
  Initial Class ..............................................        29,687,207      18,153,375      10,358,534        27,532,464
  Service Class ..............................................         1,777,351       1,300,843         576,605         8,215,188
                                                                  --------------    ------------    ------------    --------------
      Total ..................................................        31,464,558      19,454,218      10,935,139        35,747,652
                                                                  ==============    ============    ============    ==============

Net asset value per share (net assets / shares of
 beneficial interest outstanding):
  Initial Class ..............................................        $18.81           $16.91          $13.96           $30.15
                                                                      ======           ======          ======           ======
  Service Class ..............................................        $18.68           $16.69          $13.89           $29.97
                                                                      ======           ======          ======           ======

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2006 -- continued

                                                                     Mid Cap                          Total
                                                                     Growth         Research          Return          Utilities
                                                                     Series          Series           Series           Series
                                                                  ------------    ------------    --------------    ------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost .................    $105,589,064    $358,051,565    $1,962,070,149    $391,143,792
    Unrealized appreciation (depreciation) ...................       5,845,673       7,131,586       112,062,132      36,835,542
                                                                  ------------    ------------    --------------    ------------
      Total investments, at value (including securities
       loaned of $12,749,848, $17,994,505, $39,312,937,
       and $35,208,942, respectively) ........................    $111,434,737    $365,183,151    $2,074,132,281    $427,979,334
  Cash .......................................................             792           6,114           126,798           7,238
  Receivable for forward foreign currency exchange contracts..              --              --                --         202,608
  Receivable for investments sold ............................       1,297,034       2,602,880        14,479,618       4,037,570
  Receivable for series shares sold ..........................              --           1,381         1,638,179         180,282
  Interest and dividends receivable ..........................          36,823         310,332         9,927,967         770,450
  Other assets ...............................................           2,323           3,548            35,582           7,292
                                                                  ------------    ------------    --------------    ------------
      Total assets ...........................................    $112,771,709    $368,107,406    $2,100,340,425    $433,184,774
                                                                  ============    ============    ==============    ============
Liabilities:
  Payable to custodian .......................................    $      6,300    $         --    $           --    $         --
  Payable for forward foreign currency exchange contracts ....              --              --                --         324,798
  Payable for forward foreign currency exchange contracts
   subject to master netting agreements ......................              --              --                --             485
  Payable for investments purchased ..........................          43,600       2,346,033        10,111,764       5,533,524
  Payable for series shares reacquired .......................          46,230         222,871           654,009             398
  Collateral for securities loaned, at value .................      13,076,821      18,415,492        40,253,378      35,970,402
  Payable to affiliates --
    Management fee ...........................................           2,039           7,031            36,283           7,797
    Distribution fees ........................................             266             190             5,546             386
    Administrative services fee ..............................              86             307             1,636             343
  Payable for independent trustees' compensation .............           1,214           3,664            21,798           4,034
  Accrued expenses and other liabilities .....................          44,898         106,648           253,650          96,459
                                                                  ------------    ------------    --------------    ------------
      Total liabilities ......................................    $ 13,221,454    $ 21,102,236    $   51,338,064    $ 41,938,626
                                                                  ------------    ------------    --------------    ------------
Net assets ...................................................    $ 99,550,255    $347,005,170    $2,049,002,361    $391,246,148
                                                                  ============    ============    ==============    ============
Net assets consist of:
  Paid-in capital ............................................    $122,357,514    $545,945,336    $1,890,501,823    $435,737,169
  Unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities
   in foreign currencies .....................................       5,845,683       7,131,508       112,061,742      36,711,723
  Accumulated net realized gain (loss) on investments
   and foreign currency transactions .........................     (28,416,437)   (206,985,425)       19,602,612     (86,640,761)
  Undistributed net investment income (loss) .................        (236,505)        913,751        26,836,184       5,438,017
                                                                  ------------    ------------    --------------    ------------
      Total ..................................................    $ 99,550,255    $347,005,170    $2,049,002,361    $391,246,148
                                                                  ============    ============    ==============    ============
Net Assets:
  Initial Class ..............................................    $ 60,516,712    $319,234,152    $1,235,817,188    $334,292,929
  Service Class ..............................................      39,033,543      27,771,018       813,185,173      56,953,219
                                                                  ------------    ------------    --------------    ------------
      Total ..................................................    $ 99,550,255    $347,005,170    $2,049,002,361    $391,246,148
                                                                  ============    ============    ==============    ============
Shares of beneficial interest outstanding:
  Initial Class ..............................................      10,353,461      18,925,492        67,984,713      17,528,478
  Service Class ..............................................       6,749,622       1,655,726        45,033,695       3,003,319
                                                                  ------------    ------------    --------------    ------------
      Total ..................................................      17,103,083      20,581,218       113,018,408      20,531,797
                                                                  ============    ============    ==============    ============
Net asset value per share (net assets / shares of
 beneficial interest outstanding):
  Initial Class ..............................................        $5.85          $16.87           $18.18           $19.07
                                                                      =====          ======           ======           ======
  Service Class ..............................................        $5.78          $16.77           $18.06           $18.96
                                                                      =====          ======           ======           ======

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2006

These statements describe how much each series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series' operations.

                                                                                                                 Masachusetts
                                                                     Capital        Emerging         Global        Investors
                                                                  Appreciation       Growth          Growth          Trust
                                                                     Series          Series          Series         Series
                                                                  ------------    ------------    -----------    ------------
Net investment income (loss):
  Income --
    Dividends ................................................    $  2,835,170    $  1,020,831    $ 2,236,561    $ 11,480,337
    Interest .................................................         304,090         141,477         25,043         380,099
    Income on securities loaned ..............................              --          47,186         44,073          23,916
    Foreign taxes withheld ...................................         (60,187)        (60,281)      (150,994)       (101,358)
                                                                  ------------    ------------    -----------    ------------
      Total investment income ................................    $  3,079,073    $  1,149,213    $ 2,154,683    $ 11,782,994
                                                                  ------------    ------------    -----------    ------------
  Expenses --
    Management fee ...........................................    $  2,426,178    $  1,325,941    $   735,310    $  3,066,471
    Distribution fees ........................................          43,655          27,697          9,918         276,474
    Administrative services fee ..............................          65,194          36,352         16,523         112,221
    Independent trustees' compensation .......................          30,671          17,293          7,758          52,196
    Custodian fee ............................................          68,346          59,074         89,663         121,985
    Shareholder communications ...............................          32,530          26,542          9,256          39,033
    Auditing fees ............................................          18,779          19,092         23,796          18,779
    Legal fees ...............................................           8,191           4,626          2,125          13,809
    Miscellaneous ............................................          36,726          18,537         16,005          52,733
                                                                  ------------    ------------    -----------    ------------
      Total expenses .........................................    $  2,730,270    $  1,535,154    $   910,354    $  3,753,701
    Fees paid indirectly .....................................          (6,571)         (2,988)          (195)         (9,003)
                                                                  ------------    ------------    -----------    ------------
      Net expenses ...........................................    $  2,723,699    $  1,532,166    $   910,159    $  3,744,698
                                                                  ------------    ------------    -----------    ------------
Net investment income (loss) .................................    $    355,374    $   (382,953)   $ 1,244,524    $  8,038,296
                                                                  ============    ============    ===========    ============
Realized and unrealized gain (loss) on investments
 and foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions ..................................    $ 10,247,535    $ 38,371,891    $15,040,620    $ 50,308,184
    Foreign currency transactions ............................          (2,105)        (14,532)       (29,183)         49,889
                                                                  ------------    ------------    -----------    ------------
      Net realized gain (loss) on investments and
       foreign currency transactions .........................    $ 10,245,430    $ 38,357,359    $15,011,437    $ 50,358,073
                                                                  ------------    ------------    -----------    ------------
  Change in unrealized appreciation (depreciation) --
    Investments (net of $--, $--, $22,501, and $-- decrease in
     deferred country tax, respectively) .....................    $(23,938,786)   $(40,093,121)   $(9,398,839)   $(48,276,287)
    Translation of assets and liabilities in
     foreign currencies ...................................              3,296           2,210          2,782             543
                                                                  ------------    ------------    -----------    ------------
      Net unrealized gain (loss) on investments
       and foreign currency translation                           $(23,935,490)   $(40,090,911)   $(9,396,057)   $(48,275,744)
                                                                  ------------    ------------    -----------    ------------
        Net realized and unrealized gain (loss) on
         investments and foreign currency ....................    $(13,690,060)   $ (1,733,552)   $ 5,615,380    $  2,082,329
                                                                  ------------    ------------    -----------    ------------
Change in net assets from operations .........................    $(13,334,686)   $ (2,116,505)   $ 6,859,904    $ 10,120,625
                                                                  ============    ============    ===========    ============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2006 -- continued

                                                                    Mid Cap                          Total
                                                                    Growth          Research         Return        Utilities
                                                                    Series           Series          Series          Series
                                                                  -----------     ------------    ------------    -----------
Net investment income (loss):
  Income --
    Dividends ................................................    $   245,955     $  2,469,111    $ 13,592,186    $ 6,876,862
    Interest .................................................         38,802           40,888      21,764,828        661,235
    Income on securities loaned ..............................          9,142           12,140          42,854        145,272
    Foreign taxes withheld ...................................         (1,306)         (21,642)        (72,425)      (354,107)
                                                                  -----------     ------------    ------------    -----------
      Total investment income ................................    $   292,593     $  2,500,497    $ 35,327,443    $ 7,329,262
                                                                  -----------     ------------    ------------    -----------
  Expenses --
    Management fee ...........................................    $   405,110     $  1,380,018    $  6,782,572    $ 1,435,367
    Distribution fees ........................................         51,102           34,835         987,785         64,314
    Administrative services fee ..............................         10,865           38,038         206,120         39,972
    Independent trustees' compensation .......................          5,210           17,954          97,979         18,266
    Custodian fee ............................................         25,630           56,297         242,204         78,953
    Shareholder communications ...............................          5,572           22,076          33,692         14,476
    Auditing fees ............................................         18,779           19,092          24,737         18,779
    Legal fees ...............................................          1,459            4,789          25,832          5,499
    Miscellaneous ............................................          6,254           15,642          98,655         19,775
                                                                  -----------     ------------    ------------    -----------
      Total expenses .........................................    $   529,981     $  1,588,741    $  8,499,576    $ 1,695,401
    Fees paid indirectly .....................................           (883)          (2,526)        (19,075)        (5,255)
                                                                  -----------     ------------    ------------    -----------
      Net expenses ...........................................    $   529,098     $  1,586,215    $  8,480,501    $ 1,690,146
                                                                  -----------     ------------    ------------    -----------
Net investment income (loss) .................................    $  (236,505)    $    914,282    $ 26,846,942    $ 5,639,116
                                                                  ===========     ============    ============    ===========
Realized and unrealized gain (loss) on investments
 and foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions ..................................    $ 5,840,451     $ 16,199,922    $ 43,529,280    $35,157,394
    Foreign currency transactions ............................           (531)          (1,694)          2,448     (2,143,282)
                                                                  -----------     ------------    ------------    -----------
      Net realized gain (loss) on investments and
       foreign currency transactions .........................    $ 5,839,920     $ 16,198,228    $ 43,531,728    $33,014,112
                                                                  -----------     ------------    ------------    -----------
  Change in unrealized appreciation (depreciation) --
    Investments ..............................................    $(7,681,707)    $(17,658,162)   $(30,419,727)   $(6,129,539)
    Translation of assets and liabilities in
     foreign currencies ......................................            (11)              44             139       (236,564)
                                                                  -----------     ------------    ------------    -----------
      Net unrealized gain (loss) on investments and
       foreign currency translation ..........................    $(7,681,718)    $(17,658,118)   $(30,419,588)   $(6,366,103)
                                                                  -----------     ------------    ------------    -----------
        Net realized and unrealized gain (loss) on
         investments and foreign currency ....................    $(1,841,798)    $ (1,459,890)   $ 13,112,140    $26,648,009
                                                                  -----------     ------------    ------------    -----------
Change in net assets from operations .........................    $(2,078,303)    $   (545,608)   $ 39,959,082    $32,287,125
                                                                  ===========     ============    ============    ===========

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) -- Six Months Ended June 30, 2006

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                                                   Masachusetts
                                                                     Capital        Emerging         Global          Investors
                                                                  Appreciation       Growth          Growth            Trust
                                                                     Series          Series          Series           Series
                                                                  ------------    ------------    ------------    --------------
Changes in net assets:
From operations:
    Net investment income (loss) .............................    $    355,374    $   (382,953)   $  1,244,524    $    8,038,296
    Net realized gain (loss) on investments and foreign
     currency transactions ...................................      10,245,430      38,357,359      15,011,437        50,358,073
    Net unrealized gain (loss) on investments and foreign
     currency translation ....................................     (23,935,490)    (40,090,911)     (9,396,057)      (48,275,744)
                                                                  ------------    ------------    ------------    --------------
      Change in net assets from operations ...................    $(13,334,686)   $ (2,116,505)   $  6,859,904    $   10,120,625
                                                                  ------------    ------------    ------------    --------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ...............    $ (1,174,122)   $         --    $   (845,334)   $   (7,057,076)
    From net investment income (Service Class) ...............              --              --         (26,908)       (1,512,887)
                                                                  ------------    ------------    ------------    --------------
      Total distributions declared to shareholders ...........    $ (1,174,122)   $         --    $   (872,242)   $   (8,569,963)
                                                                  ------------    ------------    ------------    --------------
Change in net assets from series share transactions ..........    $(78,809,016)   $(40,906,339)   $(16,355,403)   $  (53,779,526)
                                                                  ------------    ------------    ------------    --------------
      Total change in net assets .............................    $(93,317,824)   $(43,022,844)   $(10,367,741)   $  (52,228,864)
Net assets:
  At beginning of period .....................................     684,958,679     371,680,584     162,974,021     1,128,498,229
                                                                  ------------    ------------    ------------    --------------
  At end of period ...........................................    $591,640,855    $328,657,740    $152,606,280    $1,076,269,365
                                                                  ============    ============    ============    ==============
Undistributed net investment income (loss) included in
 net assets at end of period .................................    $    354,622    $   (382,953)   $  1,244,009    $    8,036,047
                                                                  ============    ============    ============    ==============

                                                                    Mid Cap                           Total
                                                                    Growth          Research          Return          Utilities
                                                                    Series           Series           Series           Series
                                                                  -----------     ------------    --------------    ------------
Changes in net assets:
From operations:
    Net investment income (loss) .............................    $   (236,505)   $    914,282    $   26,846,942    $  5,639,116
    Net realized gain (loss) on investments and foreign
     currency transactions ...................................       5,839,920      16,198,228        43,531,728      33,014,112
    Net unrealized gain (loss) on investments and foreign
     currency translation ....................................      (7,681,718)    (17,658,118)      (30,419,588)     (6,366,103)
                                                                  ------------    ------------    --------------    ------------
      Change in net assets from operations                        $ (2,078,303)   $   (545,608)   $   39,959,082    $ 32,287,125
                                                                  ------------    ------------    --------------    ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ...............    $         --    $ (2,194,925)   $  (35,643,947)   $(10,415,469)
    From net investment income (Service Class) ...............              --        (117,575)      (20,867,672)     (1,570,947)
    From net realized gain on investments and foreign
     currency transactions (Initial Class) ...................              --              --       (50,266,952)             --
    From net realized gain on investments and foreign
     currency transactions (Service Class) ...................              --              --       (31,771,800)             --
                                                                  ------------    ------------    --------------    ------------
      Total distributions declared to shareholders ...........    $         --    $ (2,312,500)   $ (138,550,371)   $(11,986,416)
                                                                  ------------    ------------    --------------    ------------
Change in net assets from series share transactions ..........    $ (8,721,402)   $(45,006,817)   $    6,358,629    $(21,011,567)
                                                                  ------------    ------------    --------------    ------------
      Total change in net assets .............................    $(10,799,705)   $(47,864,925)   $  (92,232,660)   $   (710,858)
Net assets:
  At beginning of period .....................................     110,349,960     394,870,095     2,141,235,021     391,957,006
                                                                  ------------    ------------    --------------    ------------
  At end of period ...........................................    $ 99,550,255    $347,005,170    $2,049,002,361    $391,246,148
                                                                  ============    ============    ==============    ============
Undistributed net investment income (loss) included in
 net assets at end of period .................................    $   (236,505)   $    913,751    $   26,836,184    $  5,438,017
                                                                  ============    ============    ==============    ============

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS -- Year Ended December 31, 2005

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                                                   Masachusetts
                                                                     Capital        Emerging         Global          Investors
                                                                  Appreciation       Growth          Growth            Trust
                                                                     Series          Series          Series           Series
                                                                  ------------    ------------    ------------    --------------
Changes in net assets:
From operations:
    Net investment income (loss) .............................    $  1,202,519    $ (1,060,655)   $    971,332    $    8,562,119
    Net realized gain (loss) on investments and foreign
     currency transactions ...................................      96,429,510      34,816,925      18,438,288       104,152,845
    Net unrealized gain (loss) on investments and foreign
     currency translation ....................................     (75,218,128)     (2,722,526)     (4,456,778)      (30,683,478)
                                                                  ------------    ------------    ------------    --------------
      Change in net assets from operations ...................    $ 22,413,901    $ 31,033,744    $ 14,952,842    $   82,031,486
                                                                  ------------    ------------    ------------    --------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ...............    $ (4,220,755)   $         --    $   (747,488)   $   (9,459,588)
    From net investment income (Service Class) ...............        (132,167)             --         (16,861)       (1,230,447)
                                                                  ------------    ------------    ------------    --------------
      Total distributions declared to shareholders ...........    $ (4,352,922)   $         --    $   (764,349)   $  (10,690,035)
                                                                  ------------    ------------    ------------    --------------
Change in net assets from series share transactions ..........    $(41,345,711)   $(96,303,265)   $(34,145,328)   $  (98,483,063)
                                                                  ------------    ------------    ------------    --------------
      Total change in net assets .............................    $(23,284,732)   $(65,269,521)   $(19,956,835)   $  (27,141,612)
Net assets:
  At beginning of period .....................................     708,243,411     436,950,105     182,930,856     1,155,639,841
                                                                  ------------    ------------    ------------    --------------
  At end of period ...........................................    $684,958,679    $371,680,584    $162,974,021    $1,128,498,229
                                                                  ============    ============    ============    ==============
Undistributed net investment income included in
 net assets at end of period .................................    $  1,173,370    $         --    $    871,727    $    8,567,714
                                                                  ============    ============    ============    ==============

                                                                    Mid Cap                           Total
                                                                    Growth          Research          Return          Utilities
                                                                    Series           Series           Series           Series
                                                                  -----------     ------------    --------------    ------------
Changes in net assets:
From operations:
    Net investment income (loss) .............................    $   (556,091)   $  2,322,659    $   52,242,067    $  6,960,625
    Net realized gain (loss) on investments and foreign
     currency transactions ...................................       8,793,993      54,828,621        83,594,515      68,863,409
    Net unrealized gain (loss) on investments and foreign
     currency translation ....................................      (5,800,979)    (26,533,143)      (73,286,988)    (15,952,808)
                                                                  ------------    ------------    --------------    ------------
      Change in net assets from operations ...................    $  2,436,923    $ 30,618,137    $   62,549,594    $ 59,871,226
                                                                  ------------    ------------    --------------    ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) ...............    $         --    $ (2,257,939)   $  (38,855,607)   $ (3,336,688)
    From net investment income (Service Class)                              --         (96,245)      (15,487,606)       (304,599)
    From net realized gain on investments and foreign
     currency transactions (Initial Class) ...................              --              --       (37,381,811)             --
    From net realized gain on investments and foreign
     currency transactions (Service Class) ...................              --              --       (15,897,759)             --
                                                                  ------------    ------------    --------------    ------------
      Total distributions declared to shareholders ...........    $         --    $ (2,354,184)   $ (107,622,783)   $ (3,641,287)
                                                                  ------------    ------------    --------------    ------------
Change in net assets from series share transactions ..........    $(21,429,298)   $(91,027,306)   $   66,689,130    $(25,412,312)
                                                                  ------------    ------------    --------------    ------------
      Total change in net assets .............................    $(18,992,375)   $(62,763,353)   $   21,615,941    $ 30,817,627
Net assets:
  At beginning of period .....................................     129,342,335     457,633,448     2,119,619,080     361,139,379
                                                                  ------------    ------------    --------------    ------------
  At end of period ...........................................    $110,349,960    $394,870,095    $2,141,235,021    $391,957,006
                                                                  ============    ============    ==============    ============
Undistributed net investment income included in
 net assets at end of period .................................    $         --    $  2,311,969    $   56,500,861    $ 11,785,317
                                                                  ============    ============    ==============    ============

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                           Capital Appreciation Series
                                               ----------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                             Years Ended December 31,
                                               June 30, 2006    -----------------------------------------------------------------
                                                (Unaudited)       2005        2004           2003           2002          2001
                                               -------------    --------    --------       --------       --------     ----------
INITIAL CLASS SHARES
Net asset value, beginning of period ........   $  19.31        $  19.25    $  17.35       $  13.48       $  19.97     $    41.55
                                                --------        --------    --------       --------       --------     ----------
Income (loss) from investment operations
  Net investment income (loss) (d) ..........   $   0.01        $   0.03    $   0.11       $   0.01       $  (0.01)    $     0.03
  Net realized and unrealized gain (loss)
   on investments and foreign currency ......      (0.47)           0.14        1.80           3.86          (6.45)         (8.84)
                                                --------        --------    --------       --------       --------     ----------
      Total from investment operations ......   $  (0.46)       $   0.17    $   1.91       $   3.87       $  (6.46)    $    (8.81)
                                                --------        --------    --------       --------       --------     ----------
Less distributions declared to shareholders
  From net investment income ................   $  (0.04)       $  (0.11)   $  (0.01)      $     --       $  (0.03)    $    (0.12)
  From net realized gain on investments
   and foreign currency transactions ........         --              --          --             --             --         (12.65)
                                                --------        --------    --------       --------       --------     ----------
      Total distributions declared to
       shareholders .........................   $  (0.04)       $  (0.11)   $  (0.01)      $     --       $  (0.03)    $   (12.77)
                                                --------        --------    --------       --------       --------     ----------
Net asset value, end of period ..............   $  18.81        $  19.31    $  19.25       $  17.35       $  13.48     $    19.97
                                                ========        ========    ========       ========       ========     ==========
Total return (%) (k)(s) .....................      (2.40)(n)        0.92       11.02(b)       28.71(j)      (32.39)        (25.33)
Ratios (%) (to average net assets) and
 Supplemental data:
  Expenses (f) ..............................       0.83(a)         0.85        0.82           0.82           0.81           0.78
  Net investment income (loss) ..............       0.12(a)         0.18        0.62           0.07          (0.05)          0.12
Portfolio turnover (%) ......................         31             153          64            100             77            119
Net assets at end of period
 (000 Omitted) ..............................   $558,448        $649,588    $672,246       $722,980       $657,634     $1,239,047

                                                                         Capital Appreciation Series
                                               -------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                           Years Ended December 31,
                                               June 30, 2006    --------------------------------------------------------------
                                                (Unaudited)       2005        2004           2003           2002       2001(i)
                                               -------------    --------    --------       --------       --------     -------
SERVICE CLASS SHARES
Net asset value, beginning of period ........   $ 19.16         $ 19.11     $ 17.25        $ 13.44        $ 19.95      $ 19.85
                                                -------         -------     -------        -------        -------      -------
Income (loss) from investment operations
  Net investment income (loss) (d) ..........   $ (0.01)        $ (0.01)    $  0.07        $ (0.03)       $ (0.04)     $ (0.02)
  Net realized and unrealized gain (loss)
   on investments and foreign currency ......     (0.47)           0.13        1.79           3.84          (6.45)        0.12(g)
                                                -------         -------     -------        -------        -------      -------
      Total from investment operations ......   $ (0.48)        $  0.12     $  1.86        $  3.81        $ (6.49)     $  0.10
                                                -------         -------     -------        -------        -------      -------
Less distributions declared to shareholders
  From net investment income ................   $    --         $ (0.07)    $    --        $    --        $ (0.02)     $    --
                                                -------         -------     -------        -------        -------      -------
Net asset value, end of period ..............   $ 18.68         $ 19.16     $ 19.11        $ 17.25        $ 13.44      $ 19.95
                                                =======         =======     =======        =======        =======      =======
Total return (%) (k)(s) .....................     (2.51)(n)        0.63       10.78(b)       28.35(j)      (32.57)        0.55(n)
Ratios (%) (to average net assets) and
 Supplemental data:
  Expenses (f) ..............................      1.08(a)         1.10        1.07           1.07           1.06         1.03(a)
  Net investment income (loss) ..............     (0.12)(a)       (0.07)       0.40          (0.18)         (0.24)       (0.35)(a)
Portfolio turnover (%) ......................        31             153          64            100             77          119
Net assets at end of period
 (000 Omitted) ..............................   $33,193         $35,371     $35,997        $32,177        $21,652      $12,183


(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial Class and Service Class shares for the year ended December 31, 2004 would have been lower by approximately 0.11%.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001, (Service Class) through the stated period end.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.28 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended
    December 31, 2003 would have been lower by approximately 2.08% and 2.09%, respectively.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                            Emerging Growth Series
                                               --------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                            Years Ended December 31,
                                               June 30, 2006    ---------------------------------------------------------------
                                                (Unaudited)       2005        2004           2003           2002         2001
                                               -------------    --------    --------       --------       --------     --------
INITIAL CLASS SHARES
Net asset value, beginning of period ........   $  17.08        $  15.65    $  13.82       $  10.51       $  15.96     $  29.32
                                                --------        --------    --------       --------       --------     --------
Income (loss) from investment operations
  Net investment loss (d) ...................   $  (0.02)       $  (0.04)   $  (0.02)      $  (0.02)      $  (0.02)    $  (0.01)
  Net realized and unrealized gain (loss)
   on investments and foreign currency ......      (0.15)           1.47        1.85           3.33          (5.43)       (9.51)
                                                --------        --------    --------       --------       --------     --------
      Total from investment operations ......   $  (0.17)       $   1.43    $   1.83       $   3.31       $  (5.45)    $  (9.52)
                                                --------        --------    --------       --------       --------     --------
Less distributions declared to shareholders
  From net realized gain on investments
   and foreign currency transactions ........   $     --        $     --    $     --       $     --       $     --     $  (3.84)
                                                --------        --------    --------       --------       --------     --------
Net asset value, end of period ..............   $  16.91        $  17.08    $  15.65       $  13.82       $  10.51     $  15.96
                                                ========        ========    ========       ========       ========     ========
Total return (%) (k)(s) .....................      (1.00)(n)        9.14       13.24(b)       31.49(j)      (34.15)      (34.57)
Ratios (%) (to average net assets) and
 Supplemental data:
  Expenses (f) ..............................       0.84(a)         0.84        0.80           0.81           0.78         0.76
  Net investment loss .......................      (0.20)(a)       (0.26)      (0.13)         (0.17)         (0.18)       (0.07)
Portfolio turnover (%) ......................         71              88          94            100            105          230
Net assets at end of period (000 Omitted) ...   $306,941        $350,083    $414,811       $450,707       $409,015     $844,779

                                                                            Emerging Growth Series
                                               -------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                           Years Ended December 31,
                                               June 30, 2006    --------------------------------------------------------------
                                                (Unaudited)       2005        2004           2003           2002       2001(i)
                                               -------------    --------    --------       --------       --------     -------
SERVICE CLASS SHARES
Net asset value, beginning of period ........   $ 16.89         $ 15.51     $ 13.73        $ 10.47        $ 15.94      $15.81
                                                -------         -------     -------        -------        -------      ------
Income (loss) from investment operations
  Net investment loss (d) ...................   $ (0.04)        $ (0.08)    $ (0.05)       $ (0.05)       $ (0.05)     $(0.03)
  Net realized and unrealized gain (loss)
   on investments and foreign currency ......     (0.16)           1.46        1.83           3.31          (5.42)       0.16(g)
                                                -------         -------     -------        -------        -------      ------
      Total from investment operations ......   $ (0.20)        $  1.38     $  1.78        $  3.26        $ (5.47)     $ 0.13
                                                -------         -------     -------        -------        -------      ------
Net asset value, end of period ..............   $ 16.69         $ 16.89     $ 15.51        $ 13.73        $ 10.47      $15.94
                                                =======         =======     =======        =======        =======      ======
Total return (%) (k)(s) .....................     (1.18)(n)        8.90       12.96(b)       31.14(j)      (34.32)       0.82(n)
Ratios (%) (to average net assets) and
 Supplemental data:
  Expenses (f) ..............................      1.09(a)         1.09        1.06           1.06           1.03        1.01(a)
  Net investment loss .......................     (0.44)(a)       (0.51)      (0.36)         (0.42)         (0.39)      (0.48)(a)
Portfolio turnover (%) ......................        71              88          94            100            105         230
Net assets at end of period
 (000 Omitted) ..............................   $21,717         $21,597     $22,139        $18,147        $11,009      $6,089

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.16 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service
    Class total returns for the year ended December 31, 2003 would have been lower by approximately 1.48% and 1.50%, respectively.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                              Global Growth Series
                                               ----------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                             Years Ended December 31,
                                               June 30, 2006    -----------------------------------------------------------------
                                                (Unaudited)       2005        2004           2003           2002          2001
                                               -------------    --------    --------       --------       --------     ----------
INITIAL CLASS SHARES
Net asset value, beginning of period ........   $  13.48        $  12.31    $  10.70       $   7.94       $   9.87     $  18.47
                                                --------        --------    --------       --------       --------     --------
Income (loss) from investment operations
  Net investment income (d) .................   $   0.11        $   0.07    $   0.05       $   0.07       $   0.04     $   0.03
  Net realized and unrealized gain (loss)
   on investments and foreign currency ......       0.45            1.16        1.61           2.73          (1.95)       (2.97)
                                                --------        --------    --------       --------       --------     --------
      Total from investment operations ......   $   0.56        $   1.23    $   1.66       $   2.80       $  (1.91)    $  (2.94)
                                                --------        --------    --------       --------       --------     --------
Less distributions declared to shareholders
  From net investment income ................   $  (0.08)       $  (0.06)   $  (0.05)      $  (0.04)      $  (0.02)    $  (0.11)
  From net realized gain on investments
   and foreign currency transactions ........         --              --          --             --             --        (5.55)
                                                --------        --------    --------       --------       --------     --------
      Total distributions declared
       to shareholders ......................   $  (0.08)       $  (0.06)   $  (0.05)      $  (0.04)      $  (0.02)    $  (5.66)
                                                --------        --------    --------       --------       --------     --------
Net asset value, end of period ..............   $  13.96        $  13.48    $  12.31       $  10.70       $   7.94     $   9.87
                                                ========        ========    ========       ========       ========     ========
Total return (%) (k)(s) .....................       4.10(n)        10.03       15.61(b)       35.44(j)      (19.36)      (19.64)
Ratios (%) (to average net assets) and
 Supplemental data:
  Expenses (f) ..............................       1.10(a)         1.08        1.07           1.11           1.08         1.05
  Net investment income .....................       1.53(a)         0.59        0.48           0.76           0.49         0.28
Portfolio turnover (%) ......................         62              87         115            147            118          113
Net assets at end of period
 (000 Omitted) ..............................   $144,600        $155,375    $175,146       $185,500       $167,014     $276,769

                                                                             Global Growth Series
                                               -------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                           Years Ended December 31,
                                               June 30, 2006    --------------------------------------------------------------
                                                (Unaudited)       2005        2004           2003           2002       2001(i)
                                               -------------    --------    --------       --------       --------     -------
SERVICE CLASS SHARES
Net asset value, beginning of period ........   $13.39          $12.24      $10.64         $ 7.90         $ 9.85       $ 9.99
                                                ------          ------      ------         ------         ------       ------
Income (loss) from investment operations
  Net investment income (loss) (d) ..........   $ 0.09          $ 0.04      $ 0.02         $ 0.04         $ 0.02       $(0.01)
  Net realized and unrealized gain (loss)
   on investments and foreign currency ......     0.46            1.14        1.61           2.73          (1.95)       (0.13)(g)
                                                ------          ------      ------         ------         ------       ------
      Total from investment operations ......   $ 0.55          $ 1.18      $ 1.63         $ 2.77         $(1.93)      $(0.14)
                                                ------          ------      ------         ------         ------       ------
Less distributions declared to shareholders
  From net investment income ................   $(0.05)         $(0.03)     $(0.03)        $(0.03)        $(0.02)      $   --
                                                ------          ------      ------         ------         ------       ------
Net asset value, end of period ..............   $13.89          $13.39      $12.24         $10.64         $ 7.90       $ 9.85
                                                ======          ======      ======         ======         ======       ======
Total return (%) (k)(s) .....................     4.06(n)         9.65       15.41(b)       35.13(j)      (19.62)       (1.40)(n)
Ratios (%) (to average net assets) and
 Supplemental data:
  Expenses (f) ..............................     1.35(a)         1.33        1.32           1.36           1.33         1.30(a)
  Net investment income (loss) ..............     1.32(a)         0.34        0.23           0.41           0.25        (0.39)(a)
Portfolio turnover (%) ......................       62              87         115            147            118          113
Net assets at end of period
 (000 Omitted) ..............................   $8,006          $7,599      $7,785         $6,792         $3,724       $1,360

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class inception, August 24, 2001 (Service Class) through the stated period end.
(j) The series' net asset value and total return calculation includes proceeds received on March 26, 2003 for the partial payment of a non recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended
    December 31, 2003 would have been 0.79 % and 0.80% lower for the Initial Class and the Service Class shares, respectively.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                       Massachusetts Investors Trust Series
                                               -----------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                             Years Ended December 31,
                                               June 30, 2006   -------------------------------------------------------------------
                                                (Unaudited)      2005        2004            2003            2002          2001
                                               -------------   --------   ----------      ----------      ----------    ----------
INITIAL CLASS SHARES
Net asset value, beginning of period ........   $  30.15       $  28.27   $    25.51      $    21.01      $    26.92    $    35.12
                                                --------       --------   ----------      ----------      ----------    ----------
Income (loss) from investment operations
  Net investment income (d) .................   $   0.23       $   0.23   $     0.25      $     0.23      $     0.21    $     0.25
  Net realized and unrealized gain (loss)
   on investments and foreign currency ......       0.02           1.92         2.77            4.52           (5.88)        (5.49)
                                                --------       --------   ----------      ----------      ----------    ----------
      Total from investment operations ......   $   0.25       $   2.15   $     3.02      $     4.75      $    (5.67)   $    (5.24)
                                                --------       --------   ----------      ----------      ----------    ----------
Less distributions declared to shareholders
  From net investment income ................   $  (0.25)      $  (0.27)  $    (0.26)     $    (0.25)     $    (0.24)   $    (0.25)
  From net realized gain on investments
   and foreign currency transactions ........         --             --           --              --              --         (2.55)
  From paid-in capital ......................         --             --           --              --              --         (0.16)
                                                --------       --------   ----------      ----------      ----------    ----------
      Total distributions declared
       to shareholders ......................   $  (0.25)      $  (0.27)  $    (0.26)     $    (0.25)     $    (0.24)   $    (2.96)
                                                --------       --------   ----------      ----------      ----------    ----------
Net asset value, end of period ..............   $  30.15       $  30.15   $    28.27      $    25.51      $    21.01    $    26.92
                                                ========       ========   ==========      ==========      ==========    ==========
Total return (%) (k)(s) .....................       0.80(n)        7.70        11.99(b)        22.83(j)       (21.22)       (15.71)
Ratios (%) (to average net assets) and
Supplemental data:
  Expenses (f) ..............................       0.62(a)        0.63         0.61            0.61            0.60          0.60
  Net investment income .....................       1.49(a)        0.79         0.95            1.04            0.88          0.84
Portfolio turnover (%) ......................         19             49           78              78              57            83
Net assets at end of period
 (000 Omitted) ..............................   $830,039       $929,794   $1,073,587      $1,153,238      $1,107,698    $1,798,744

                                                                     Massachusetts Investors Trust Series
                                               --------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                           Years Ended December 31,
                                               June 30, 2006   ----------------------------------------------------------------
                                                (Unaudited)      2005        2004            2003            2002       2001(i)
                                               -------------   --------   ----------      ----------      ----------    -------
SERVICE CLASS SHARES
Net asset value, beginning of period ........   $  29.96       $  28.13   $    25.39      $    20.94      $    26.89    $ 27.40
                                                --------       --------   ----------      ----------      ----------    -------
Income (loss) from investment operations
  Net investment income (d) .................   $   0.19       $   0.16   $     0.18      $     0.18      $     0.16    $  0.05
  Net realized and unrealized gain (loss)
   on investments and foreign currency ......       0.02           1.90         2.77            4.49           (5.88)     (0.56)(g)
                                                --------       --------   ----------      ----------      ----------    -------
      Total from investment operations ......   $   0.21       $   2.06   $     2.95      $     4.67      $    (5.72)   $ (0.51)
                                                --------       --------   ----------      ----------      ----------    -------
Less distributions declared to shareholders
  From net investment income ................   $  (0.20)      $  (0.23)  $    (0.21)     $    (0.22)     $    (0.23)   $    --
                                                --------       --------   ----------      ----------      ----------    -------
Net asset value, end of period ..............   $  29.97       $  29.96   $    28.13      $    25.39      $    20.94    $ 26.89
                                                ========       ========   ==========      ==========      ==========    =======
Total return (%) (k)(s) .....................       0.68(n)        7.42        11.74(b)        22.45(j)       (21.40)     (1.86)(n)
Ratios (%) (to average net assets) and
Supplemental data:
  Expenses (f) ..............................       0.87(a)        0.88         0.86            0.86            0.85       0.85(a)
  Net investment income .....................       1.26(a)        0.54         0.70            0.79            0.70       0.53(a)
Portfolio turnover (%) ......................         19             49           78              78              57         83
Net assets at end of period
 (000 Omitted) ..............................   $246,230       $198,705   $   82,053      $   76,899      $   51,859    $21,616

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.002 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended December 31, 2003 would have been 0.01% lower.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                         Mid Cap Growth Series
                                               ------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                        Years Ended December 31,
                                               June 30, 2006    -------------------------------------------------------
                                                (Unaudited)       2005        2004        2003        2002        2001
                                               -------------    -------     -------     -------     -------     -------
INITIAL CLASS SHARES
Net asset value, beginning of period ........   $  5.98         $  5.80     $  5.06     $  3.67     $  6.94     $  9.08
                                                -------         -------     -------     -------     -------     -------
Income (loss) from investment operations
  Net investment loss (d) ...................   $ (0.01)        $ (0.02)    $ (0.03)    $ (0.02)    $ (0.02)    $ (0.01)
  Net realized and unrealized gain (loss)
   on investments and foreign currency ......     (0.12)           0.20        0.77        1.41       (3.25)      (2.09)
                                                -------         -------     -------     -------     -------     -------
      Total from investment operations ......   $ (0.13)        $  0.18     $  0.74     $  1.39     $ (3.27)    $ (2.10)
                                                -------         -------     -------     -------     -------     -------
Less distributions declared to shareholders
  From net investment income ................   $    --         $    --     $    --     $    --     $    --     $ (0.01)
  From net realized gain on investments
   and foreign currency transactions ........        --              --          --          --          --       (0.03)
                                                -------         -------     -------     -------     -------     -------
      Total distributions declared
       to shareholders ......................   $    --         $    --     $    --     $    --     $    --     $ (0.04)
                                                -------         -------     -------     -------     -------     -------
Net asset value, end of period ..............   $  5.85         $  5.98     $  5.80     $  5.06     $  3.67     $  6.94
                                                =======         =======     =======     =======     =======     =======
Total return (%) (k)(s) .....................     (2.17)(n)        3.10       14.62       37.87      (47.12)     (23.24)
Ratios (%) (to average net assets) and
 Supplemental data:
  Expenses (f) ..............................      0.89(a)         0.89        0.85        0.90        0.85        0.84
  Net investment loss .......................     (0.34)(a)       (0.40)      (0.56)      (0.46)      (0.39)      (0.16)
Portfolio turnover (%) ......................        80              81          84          90         160          85
Net assets at end of period
 (000 Omitted) ..............................   $60,517         $68,637     $83,899     $76,159     $39,941     $75,413

                                                                         Mid Cap Growth Series
                                               ------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                        Years Ended December 31,
                                               June 30, 2006    -------------------------------------------------------
                                                (Unaudited)       2005        2004        2003        2002        2001(i)
                                               -------------    -------     -------     -------     -------     -------
SERVICE CLASS SHARES
Net asset value, beginning of period ........   $  5.92         $  5.76     $  5.04     $  3.67     $  6.94     $  6.90
                                                -------         -------     -------     -------     -------     -------
Income (loss) from investment operations
  Net investment loss (d) ...................   $ (0.02)        $ (0.04)    $ (0.04)    $ (0.03)    $ (0.03)    $ (0.01)
  Net realized and unrealized gain (loss)
   on investments and foreign currency ......     (0.12)           0.20        0.76        1.40       (3.24)      (0.05)(g)
                                                -------         -------     -------     -------     -------     -------
      Total from investment operations ......   $ (0.14)        $  0.16     $  0.72     $  1.37     $ (3.27)    $  0.04
                                                -------         -------     -------     -------     -------     -------
Net asset value, end of period ..............   $  5.78         $  5.92     $  5.76     $  5.04     $  3.67     $  6.94
                                                =======         =======     =======     =======     =======     =======
Total return (%) (k)(s) .....................     (2.36)(n)        2.78       14.29       37.33      (47.12)       0.58(n)
Ratios (%) (to average net assets) and
 Supplemental data:
  Expenses (f) ..............................      1.14(a)         1.15        1.10        1.15        1.10        1.09(a)
  Net investment loss .......................     (0.59)(a)       (0.65)      (0.81)      (0.72)      (0.60)      (0.50)(a)
Portfolio turnover (%) ......................        80              81          84          90         160          85
Net assets at end of period
 (000 Omitted) ..............................   $39,034         $41,713     $45,443     $37,081     $14,028      $6,981

(a) Annulized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realzied and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                Research Series
                                               --------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                            Years Ended December 31,
                                               June 30, 2006    ---------------------------------------------------------------
                                                (Unaudited)       2005        2004           2003           2002         2001
                                               -------------    --------    --------       --------       --------     --------
INITIAL CLASS SHARES
Net asset value, beginning of period ........   $  17.04        $  15.88    $  13.84       $  11.14       $  14.93     $  23.65
                                                --------        --------    --------       --------       --------     --------
Income (loss) from investment operations
  Net investment income (d) ..................  $   0.04        $   0.09    $   0.08       $   0.11       $   0.08     $   0.05
  Net realized and unrealized gain (loss)
   on investments and foreign currency .......     (0.10)           1.16        2.09           2.69          (3.82)       (4.54)
                                                --------        --------    --------       --------       --------     --------
      Total from investment operations .......  $  (0.06)       $   1.25    $   2.17       $   2.80       $  (3.74)    $  (4.49)
                                                --------        --------    --------       --------       --------     --------
Less distributions declared to shareholders
  From net investment income ................   $  (0.11)       $  (0.09)   $  (0.13)      $  (0.10)      $  (0.05)    $  (0.01)
  From net realized gain on investments
   and foreign currency transactions ........         --              --          --             --             --        (4.22)
                                                --------        --------    --------       --------       --------     --------
      Total distributions declared
       to shareholders ......................   $  (0.11)       $  (0.09)   $  (0.13)      $  (0.10)      $  (0.05)    $  (4.23)
                                                --------        --------    --------       --------       --------     --------
Net asset value, end of period ..............   $  16.87        $  17.04    $  15.88       $  13.84       $  11.14     $  14.93
                                                ========        ========    ========       ========       ========     ========
Total return (%) (k)(s) .....................      (0.36)(n)        7.94       15.83(b)       25.32(j)      (25.11)      (21.40)
Ratios (%) (to average net assets) and
 Supplemental data:
  Expenses (f) ..............................       0.83(a)         0.83        0.80           0.80           0.78         0.76
  Net investment income .....................       0.50(a)         0.57        0.53           0.93           0.61         0.28
Portfolio turnover (%) ......................         44              92         118            124             98           89
Net assets at end of period (000 Omitted) ...   $319,234        $366,831    $432,318       $466,139       $458,394     $826,315

                                                                                Research Series
                                               --------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                            Years Ended December 31,
                                               June 30, 2006    ---------------------------------------------------------------
                                                (Unaudited)       2005        2004           2003           2002       2001(i)
                                               -------------    --------    --------       --------       --------     --------
SERVICE CLASS SHARES
Net asset value, beginning of period .........  $  16.93        $  15.78    $  13.77       $  11.09       $  14.91     $  15.10
                                                --------        --------    --------       --------       --------     --------
Income (loss) from investment operations
  Net investment income (d) ..................  $   0.02        $   0.05    $   0.04       $   0.08       $   0.06     $   0.01
  Net realized and unrealized gain (loss)
    on investments and foreign currency ......     (0.11)           1.16        2.08           2.68          (3.83)       (0.20)(g)
                                                --------        --------    --------       --------       --------     --------
      Total from investment operations .......  $  (0.09)       $   1.21    $   2.12       $   2.76       $  (3.77)    $  (0.19)
                                                --------        --------    --------       --------       --------     --------
Less distributions declared to shareholders
  From net investment income .................  $  (0.07)       $  (0.06)   $  (0.11)      $  (0.08)      $  (0.05)         $--
                                                --------        --------    --------       --------       --------     --------
Net asset value, end of period ...............  $  16.77        $  16.93    $  15.78       $  13.77       $  11.09     $  14.91
                                                ========        ========    ========       ========       ========     ========
Total return (%) (k)(s) ......................     (0.53)(n)        7.71       15.54(b)       25.01(j)      (25.36)       (1.26)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...............................      1.08(a)         1.09        1.05           1.05           1.03         1.01(a)
  Net investment income ......................      0.26(a)         0.33        0.30           0.67           0.48         0.17(a)
Portfolio turnover (%) .......................        44              92         118            124             98           89
Net assets at end of period (000 Omitted) ....  $ 27,771        $ 28,039    $ 25,315       $ 16,010       $  7,134     $  3,109

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.52%.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                              Total Return Series
                                         ------------------------------------------------------------------------------------
                                         Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001
                                         --------         --------        --------        --------       --------     --------
INITIAL CLASS SHARES
Net asset value, beginning of period   $    19.10       $    19.55      $    18.00      $    15.90     $    17.95    $    19.69
                                       ----------       ----------      ----------      ----------     ----------    ----------
Income (loss) from investment
  operations
  Net investment income (d) ........   $     0.25       $     0.48      $     0.48      $     0.42     $     0.50    $     0.57
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ...............         0.14             0.07            1.53            2.24          (1.44)        (0.46)
                                       ----------       ----------      ----------      ----------     ----------    ----------
      Total from investment
        operations .................   $     0.39       $     0.55      $     2.01      $     2.66     $    (0.94)   $     0.11
                                       ----------       ----------      ----------      ----------     ----------    ----------
Less distributions declared to
  shareholders
  From net investment income .......   $    (0.54)      $    (0.51)     $    (0.46)     $    (0.56)    $    (0.55)   $    (0.66)
  From net realized gain on
    investments and foreign currency
    transactions ...................        (0.77)           (0.49)           --              --            (0.56)        (1.19)
                                       ----------       ----------      ----------      ----------     ----------    ----------
      Total distributions declared
        to shareholders ............   $    (1.31)      $    (1.00)     $    (0.46)     $    (0.56)    $    (1.11)   $    (1.85)
                                       ----------       ----------      ----------      ----------     ----------    ----------
Net asset value, end of period .....   $    18.18       $    19.10      $    19.55      $    18.00     $    15.90    $    17.95
                                       ==========       ==========      ==========      ==========     ==========    ==========
Total return (%) (k)(s) ............         1.91(n)          3.02           11.47(b)        17.15          (5.69)         0.52
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) .....................         0.71(a)          0.71            0.70            0.71           0.70          0.70
  Net investment income ............         2.65(a)          2.52            2.60            2.52           2.95          3.13
Portfolio turnover (%) .............           25               42              67              65             82           101
Net assets at end of period
  (000 Omitted) ....................   $1,235,817       $1,370,782      $1,571,550      $1,618,983     $1,571,494    $1,872,185

                                                                              Total Return Series
                                         ------------------------------------------------------------------------------------
                                         Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002        2001(i)
                                         --------         --------        --------        --------       --------     --------
SERVICE CLASS SHARES
Net asset value, beginning of period   $    18.97       $    19.43      $    17.92      $    15.85     $    17.93    $    17.85
                                       ----------       ----------      ----------      ----------     ----------    ----------
Income (loss) from investment
  operations
  Net investment income (d) ........   $     0.23       $     0.43      $     0.43      $     0.36     $     0.45    $     0.33
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ...............         0.13             0.08            1.51            2.24          (1.43)        (0.25)(g)
                                       ----------       ----------      ----------      ----------     ----------    ----------
      Total from investment operations $     0.36       $     0.51      $     1.94      $     2.60     $    (0.98)   $     0.08
                                       ----------       ----------      ----------      ----------     ----------    ----------
Less distributions declared to
  shareholders
  From net investment income .......   $    (0.50)      $    (0.48)     $    (0.43)     $    (0.53)    $    (0.54)          $--
  From net realized gain on
    investments and foreign currency
    transactions ...................        (0.77)           (0.49)           --              --            (0.56)         --
                                       ----------       ----------      ----------      ----------     ----------    ----------
Total distributions declared to
  shareholders .....................   $    (1.27)      $    (0.97)     $    (0.43)     $    (0.53)    $    (1.10)          $--
                                       ----------       ----------      ----------      ----------     ----------    ----------
Net asset value, end of period .....   $    18.06       $    18.97      $    19.43      $    17.92     $    15.85    $    17.93
                                       ==========       ==========      ==========      ==========     ==========    ==========
Total return (%) (k)(s) ............         1.77(n)          2.81           11.14(b)        16.83          (5.88)         0.45(n)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) .....................         0.96(a)          0.96            0.95            0.95           0.95          0.97(a)
  Net investment income ............         2.41(a)          2.28            2.39            2.20           2.77          2.35(a)
Portfolio turnover (%) .............           25               42              67              65             82           101
Net assets at end of period
  (000 Omitted) ....................   $  813,185       $  770,453      $  548,069      $  300,220     $  152,768    $   39,015

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                 Utilities Series
                                         ------------------------------------------------------------------------------------
                                         Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002         2001
                                         --------         --------        --------        --------       --------     --------
INITIAL CLASS SHARES
Net asset value, beginning of period   $    18.11       $    15.61      $    12.23      $     9.28     $    12.61    $    19.08
                                       ----------       ----------      ----------      ----------     ----------    ----------
Income (loss) from investment
  operations
  Net investment income (d) ........   $     0.27       $     0.31      $     0.30      $     0.24     $     0.26    $     0.35
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ...............         1.28             2.35            3.34            3.05          (3.22)        (4.46)
                                       ----------       ----------      ----------      ----------     ----------    ----------
      Total from investment
        operations .................   $     1.55       $     2.66      $     3.64      $     3.29     $    (2.96)   $    (4.11)
                                       ----------       ----------      ----------      ----------     ----------    ----------
Less distributions declared to
  shareholders
  From net investment income .......   $    (0.59)      $    (0.16)     $    (0.26)     $    (0.34)    $    (0.37)   $    (0.63)
  From net realized gain on
    investments and foreign currency
    transactions ...................         --               --              --              --             --           (1.73)
                                       ----------       ----------      ----------      ----------     ----------    ----------
      Total distributions declared
        to shareholders ............   $    (0.59)      $    (0.16)     $    (0.26)     $    (0.34)    $    (0.37)   $    (2.36)
                                       ----------       ----------      ----------      ----------     ----------    ----------
Net asset value, end of period .....   $    19.07       $    18.11      $    15.61      $    12.23     $     9.28    $    12.61
                                       ==========       ==========      ==========      ==========     ==========    ==========

Total return (%) (k)(s) ............         8.56(n)         17.23      30.37)(b)(v)         36.26         (23.87)       (24.34)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) .....................         0.83(a)          0.86            0.84            0.84           0.82          0.78
  Net investment income ............         2.90(a)          1.87            2.25            2.28           2.55          2.25
Portfolio turnover (%) .............           50               96             103             134             79           104
Net assets at end of period
  (000 Omitted) ....................     $334,293         $344,717        $328,541        $287,648       $241,772      $467,632

                                                                                 Utilities Series
                                         ------------------------------------------------------------------------------------
                                         Six Months
                                          Ended                            Years Ended December 31,
                                       June 30, 2006   ----------------------------------------------------------------------
                                        (Unaudited)         2005            2004            2003           2002        2001(i)
                                         --------         --------        --------        --------       --------     --------
SERVICE CLASS SHARES
Net asset value, beginning of period   $    18.01       $    15.53      $    12.18      $     9.24     $    12.59    $    13.87
                                       ----------       ----------      ----------      ----------     ----------    ----------
Income (loss) from investment
  operations
  Net investment income (d) ........   $     0.25       $     0.27      $     0.26      $     0.20     $     0.24    $     0.08
  Net realized and unrealized gain
    (loss) on investments and
    foreign currency ...............         1.26             2.35            3.32            3.06          (3.22)        (1.36)(g)
                                       ----------       ----------      ----------      ----------     ----------    ----------
      Total from investment
        operations .................   $     1.51       $     2.62      $     3.58      $     3.26     $    (2.98)   $    (1.28)
                                       ----------       ----------      ----------      ----------     ----------    ----------
Less distributions declared to
  shareholders
  From net investment income .......   $    (0.56)      $    (0.14)     $    (0.23)     $    (0.32)    $    (0.37)          $--
                                       ----------       ----------      ----------      ----------     ----------    ----------
Net asset value, end of period .....   $    18.96       $    18.01      $    15.53      $    12.18     $     9.24    $    12.59
                                       ==========       ==========      ==========      ==========     ==========    ==========
Total return (%) (k)(s) ............         8.36(n)         16.97           30.01(b)(v)     36.03         (24.09)        (9.23)(n)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) .....................         1.08(a)          1.11            1.09            1.09           1.07          1.05(a)
  Net investment income ............         2.74(a)          1.62            2.01            1.95           2.41          1.60(a)
Portfolio turnover (%) .............           50               96             103             134             79           104
Net assets at end of period
  (000 Omitted) ....................   $   56,953       $   47,240      $   32,599      $   22,555     $   12,763    $    7,919

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(v) The series' total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.00278 per share based on shares outstanding on the day the gains we rerealized. Excluding the offset of these gains from the series' ending net asset value per share, the total return for the year ended December 31, 2004 would have been approximately 30.35% and 29.99% for the Inital Class and the Service Class shares, respectively.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) BUSINESS AND ORGANIZATION
The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of twenty-eight separate series (the series) of shares: Bond Series, Capital Appreciation Series*, Capital Opportunities Series, Core Equity Series, Emerging Growth Series*, Emerging Markets Equity Series, Global Governments Series, Global Growth Series*, Global Total Return Series, Government Securities Series, High Yield Series, International Growth Series, International Value Series, Massachusetts Investors Growth Stock Series, Massachusetts Investors Trust Series*, Mid Cap Growth Series*, Mid Cap Value Series, Money Market Series, New Discovery Series, Research Series*, Research International Series, Strategic Growth Series, Strategic Income Series, Strategic Value Series, Technology Series, Total Return Series*, Utilities Series*, and Value Series. The shares of each series are sold only to variable accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional- size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short- term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities - Certain series invest in inflation-adjusted debt securities issued by the U.S. Treasury. Certain series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk - Each series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts for the Utilities Series.

Forward Foreign Currency Exchange Contracts - Each series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. Each series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non- hedging purposes. For hedging purposes, each series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. Each series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, each series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Security Loans - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide certain series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when each series is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statements of Operations, or in unrealized gain/loss if the security is still held by the series.

Fees Paid Indirectly - Certain series' custody fees are reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. These amounts, for the six months ended June 30, 2006, are shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions - Each series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, foreign currency transactions, derivative transactions, net operating losses and capital loss carryforwards, which were assumed as a result of an acquisition.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                           Capital Appreciation          Emerging Growth           Global Growth         Massachusetts Investors
                                  Series                     Series                   Series                  Trust Series
                          -----------------------     --------------------    ----------------------   ------------------------
                               December 31,               December 31,              December 31,              December 31,
                          -----------------------    --------------------     ----------------------   ------------------------
                           2005         2004         2005          2004        2005        2004       2005               2004
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income
  (including any
  short-term capital
  gains) .............   $4,352,922     $433,984      $  --         $  --      $764,349     $843,092    $10,690,035   $11,697,097
                         =========================================================================================================

                              Mid Cap Growth               Research                 Total Return               Utilities
                                  Series                    Series                     Series                    Series
                          -----------------------     --------------------    ----------------------   ------------------------
                               December 31,                December 31,             December 31,              December 31,
                          -----------------------     --------------------    ----------------------   ------------------------
                             2005         2004         2005          2004        2005         2004        2005         2004
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income
  (including any
  short-term capital
  gains) .............     $  --         $  --      $2,354,184    $4,201,673  $ 54,343,213  $48,429,855  $3,641,287  $6,205,650
Long-term capital gain        --            --           --            --       53,279,570         --         --             --

                         ---------------------------------------------------------------------------------------------------------
   Total distributions     $  --         $  --      $2,354,184    $4,201,673  $107,622,783  $48,429,855   $3,641,287  $6,205,650
                         =========================================================================================================

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                                                        Massachusetts
                                                    Capital           Emerging              Global        Investors
                                                  Appreciation         Growth               Growth          Trust
                                                     Series            Series               Series          Series
----------------------------------------------------------------------------------------------------------------------
AS OF JUNE 30, 2006
Cost of investments ............................  $ 597,564,349     $ 337,895,424        $  165,497,555   $992,626,160
                                                  --------------------------------------------------------------------
Gross appreciation .............................  $  19,728,090     $  31,927,295        $   17,319,270   $133,058,939
Gross depreciation .............................    (33,356,546)      (14,574,875)           (5,269,440)   (41,982,094)
                                                  --------------------------------------------------------------------
Net unrealized appreciation (depreciation) .....  $ (13,628,456)    $  17,352,420        $   12,049,830   $ 91,076,845
                                                  ====================================================================

AS OF DECEMBER 31, 2005
Undistributed ordinary income ..................  $   1,173,370     $        --          $      871,727   $  8,567,714
Capital loss carryforwards .....................   (840,788,431)     (443,791,231)          (79,813,110)  (289,674,650)
Other temporary differences ....................         (2,677)           (2,184)              (23,277)           (31)
Net unrealized appreciation (depreciation) .....     10,310,330        57,445,541            21,471,170    139,353,132

                                                    Mid Cap                                 Total
                                                     Growth           Research              Return        Utilities
                                                     Series            Series               Series          Series
----------------------------------------------------------------------------------------------------------------------
AS OF JUNE 30, 2006
Cost of investments ............................  $ 105,664,329     $ 358,584,901        $1,976,880,094   $391,329,603
                                                  --------------------------------------------------------------------
Gross appreciation .............................  $   9,906,353     $  24,777,761        $  172,118,347   $ 45,022,097
Gross depreciation .............................     (4,135,945)      (18,179,511)          (74,866,160)    (8,372,366)
                                                  --------------------------------------------------------------------
Net unrealized appreciation (depreciation) .....  $   5,770,408     $   6,598,250        $   97,252,187   $ 36,649,731
                                                  ====================================================================

AS OF DECEMBER 31, 2005
Undistributed ordinary income ..................  $        --       $   2,311,969        $   68,708,411   $ 11,983,879
Undistributed long-term capital gain ...........           --                --              69,823,935           --
Capital loss carryforwards .....................    (34,181,092)     (222,650,317)                 --     (119,450,345)
Post-October currency loss deferral ............           --                --              (7,014,047)          --
Other temporary differences ....................             21              (122)                 (529)       (85,817)
Net unrealized appreciation (depreciation) .....     13,452,115        24,256,412           125,574,057     42,760,553

The aggregate costs above include prior fiscal year end tax adjustments.

As of December 31, 2005, the following series had capital loss carryforwards available to offset future realized gains.
Such losses expire as follows:

                                                                                                         Massachusetts
                                                    Capital           Emerging            Global           Investors
                                                  Appreciation         Growth             Growth             Trust
EXPIRATION DATE                                    Series (a)          Series             Series             Series
------------------------------------------------------------------------------------------------------------------------
December 31, 2008 ............................    $(131,129,925)    $      --           $      --         $      --
December 31, 2009 ............................     (329,303,270)     (214,563,364)        (34,065,813)      (65,316,395)
December 31, 2010 ............................     (348,269,974)     (229,227,867)        (45,747,297)     (207,883,555)
December 31, 2011 ............................      (32,085,262)         --                 --              (16,474,700)
                                                  ----------------------------------------------------------------------
                                                  $(840,788,431)    $(443,791,231)      $ (79,813,110)    $(289,674,650)
                                                  ======================================================================

                                                    Mid Cap
                                                     Growth           Research          Utilities
                                                     Series            Series             Series
-----------------------------------------------------------------------------------------------------
December 31, 2009 ............................     $     --         $ (60,787,573)      $      --
December 31, 2010 ............................      (34,181,092)     (161,862,744)       (119,450,345)
                                                  ---------------------------------------------------
                                                   $(34,181,092)    $(222,650,317)      $(119,450,345)
                                                  ===================================================

(a) The availability of a portion of the capital loss carryforwards, which were acquired on April 25, 2005 in connection with the Managed Sectors Series merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to each series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on each series' financial statements.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES
Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Capital Appreciation Series: The management fee is 0.75% of the first $1 billion of average daily net assets, 0.675% of the next $500 million of average daily net assets and 0.65% of average daily net assets in excess of $1.5 billion.

Emerging Growth Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Global Growth Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.75% of the next $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $2 billion.

Massachusetts Investors Trust Series: The management fee is 0.55% of average daily net assets.

Mid Cap Growth Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $500 million until May 1, 2007 unless changed or rescinded by the Board of Trustees. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Research Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Total Return Series: The management fee is 0.75% of the first $300 million of average daily net assets, 0.675% of the next $700 million of average daily net assets and 0.60% of average daily net assets in excess of $1 billion.

Utilities Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

The investment adviser has agreed to pay a portion of certain series' operating expenses, exclusive of certain other fees and expenses, such that the operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. The management fees and expense limitations incurred for the six months ended June 30, 2006, were equivalent to an annual effective rate of each series' average daily net assets as follows:

                                      Effective    Initial Class   Service Class
                                      Management      Expense         Expense
                                         Fees       Limitations     Limitations
--------------------------------------------------------------------------------
Capital Appreciation Series ........    0.75%          1.00%(b)        1.25%(b)
Emerging Growth Series .............    0.74%           N/A             N/A
Global Growth Series ...............    0.90%           N/A             N/A
Massachusetts Investors Trust Series    0.55%          1.00%(b)        1.25%(b)
Mid Cap Growth Series ..............    0.75%           N/A             N/A
Research Series ....................    0.73%           N/A             N/A
Total Return Series ................    0.65%          1.00%(b)        1.25%(b)
Utilities Series ...................    0.73%           N/A             N/A

(b) MFS' agreement to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.25% of the series' average daily net assets is contained in the investment advisory agreement between MFS and the series and may not be rescinded without shareholder approval. MFS' agreement to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.00% of the series' average daily net assets attributable to Initial Class shares may be changed or rescinded at any time by MFS.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the 1940 Act.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain series and certain other MFS funds (the funds) for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Prior to June 1, 2006, each series was allocated a portion of these administrative costs based on its size and relative average net assets. Effective June 1, 2006, each series is charged an annual fixed amount of $10,000 plus a fee based on calendar year average net assets. The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                                  Percent of
                                                                Average Daily
                                                                 Net Assets
-----------------------------------------------------------------------------
Capital Appreciation Series ................................      0.0202%
Emerging Growth Series .....................................      0.0202%
Global Growth Series .......................................      0.0202%
Massachusetts Investors Trust Series .......................      0.0201%
Mid Cap Growth Series ......................................      0.0201%
Research Series ............................................      0.0203%
Total Return Series ........................................      0.0196%
Utilities Series ...........................................      0.0204%

Trustees' and Officers' Compensation - Each series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

Other - The funds have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2006, payments made by the series to Tarantino LLC amounted to the following and are included in the miscellaneous expense on the Statements of Operations:

                                                                 ICCO Fee
-------------------------------------------------------------------------
Capital Appreciation Series ................................      $1,583
Emerging Growth Series .....................................         883
Global Growth Series .......................................         394
Massachusetts Investors Trust Series .......................       2,679
Mid Cap Growth Series ......................................         264
Research Series ............................................         916
Total Return Series ........................................       5,032
Utilities Series ...........................................         933

(4) PORTFOLIO SECURITIES
Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                                                         Massachusetts
                                                         Capital         Emerging          Global          Investors
                                                      Appreciation        Growth           Growth            Trust
                                                         Series           Series           Series           Series
-----------------------------------------------------------------------------------------------------------------------
Purchases
Investments (non-U.S. government securities) ......     $222,403,830     $253,009,358     $101,358,545     $213,272,988

Sales
Investments (non-U.S. government securities) ......     $309,257,433     $298,755,476     $116,137,541     $266,844,310

                                                         Mid Cap                            Total
                                                         Growth          Research          Return          Utilities
                                                         Series           Series           Series           Series
-----------------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities ........................     $     --         $     --         $188,585,060     $     --
Investments (non-U.S. government securities) ......      $85,893,595     $165,326,256     $338,179,264     $194,022,932

Sales
U.S. government securities ........................     $     --         $     --         $170,676,188     $     --
Investments (non-U.S. government securities) ......     $ 93,495,321     $211,798,349     $468,724,471     $216,796,798

(5) SHARES OF BENEFICIAL INTEREST

Each series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                  Capital Appreciation Series                            Emerging Growth Series
                    --------------------------------------------------   -------------------------------------------------------
                    Six months ended 6/30/06    Year ended 12/31/05      Six months ended 6/30/06         Year ended 12/31/05
                    ------------------------  ------------------------   ------------------------       ------------------------
                      Shares       Amount       Shares       Amount        Shares          Amount        Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class      184,566   $  3,579,730      478,166   $   8,954,870      126,655   $   2,177,934       184,197   $   2,775,827
  Service Class       87,212      1,687,564      257,520       4,728,219      136,661       2,352,201       118,747       1,829,128
                  -----------------------------------------------------------------------------------------------------------------
                     271,778   $  5,267,294      735,686   $  13,683,089      263,316   $   4,530,135       302,944   $   4,604,955

Shares issued in
connection with
acquisition of
Managed Sectors
Series
  Initial Class         --     $       --      6,584,821   $ 118,987,712         --     $        --            --     $        --
  Service Class         --             --        142,295       2,548,506         --              --            --              --
                  -----------------------------------------------------------------------------------------------------------------
                        --     $       --      6,727,116   $ 121,536,218         --     $        --            --     $        --

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class       59,996   $  1,174,122      232,548   $   4,220,755         --     $        --            --     $        --
  Service Class         --             --          7,330         132,167         --              --            --              --
                  -----------------------------------------------------------------------------------------------------------------
                      59,996   $  1,174,122      239,878   $   4,352,922         --     $        --            --     $        --

Shares reacquired
  Initial Class   (4,195,503)  $(82,224,240)  (8,570,724)  $(172,158,801)  (2,463,995)  $ (43,452,073)   (6,197,009   $ (96,801,108)
  Service Class     (156,154)    (3,026,192)    (444,870)     (8,759,139)    (114,518)     (1,984,401)     (267,326)     (4,107,112)
                  -----------------------------------------------------------------------------------------------------------------
                  (4,351,657   $(85,250,432)  (9,015,594)  $(180,917,940   (2,578,513   $ (45,436,474)   (6,464,335)  $(100,908,220

Net change
  Initial Class   (3,950,941)  $(77,470,388)  (1,275,189)  $ (39,995,464)  (2,337,340)  $ (41,274,139)   (6,012,812)  $ (94,025,281)
  Service Class      (68,942)    (1,338,628)     (37,725)     (1,350,247)      22,143         367,800      (148,579)     (2,277,984)
                  -----------------------------------------------------------------------------------------------------------------
                  (4,019,883)  $(78,809,016)  (1,312,914)  $ (41,345,711)  (2,315,197)  $ (40,906,339)   (6,161,391)  $ (96,303,265)

                                     Global Growth Series                         Massachusetts Investors Trust Series
                    --------------------------------------------------   -------------------------------------------------------
                    Six months ended 6/30/06    Year ended 12/31/05      Six months ended 6/30/06         Year ended 12/31/05
                    ------------------------  ------------------------   ------------------------       ------------------------
                      Shares       Amount       Shares       Amount        Shares          Amount        Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class       85,825   $  1,218,288      100,446   $   1,244,843       40,067   $   1,243,054       129,267   $   3,675,270
  Service Class       67,429        952,417       49,811         619,162    1,656,397      50,691,789     3,883,822     110,370,644
                  -----------------------------------------------------------------------------------------------------------------
                     153,254   $  2,170,705      150,257   $   1,864,005    1,696,464   $  51,934,843     4,013,089   $ 114,045,914

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class       56,469   $    845,334       63,779   $     747,488      225,826   $   7,057,076       348,163   $   9,459,588
  Service Class        1,807         26,908        1,445          16,861       48,677       1,512,887        45,488       1,230,447
                  -----------------------------------------------------------------------------------------------------------------
                          58,276   $    872,242      65,224   $    764,349     274,503  $   8,569,963       393,651   $  10,690,035

Shares reacquired
  Initial Class   (1,311,612)  $(18,563,245)  (2,858,693)  $ (35,289,088)  (3,577,184)  $(110,511,654)   (7,612,038)  $(217,170,081)
  Service Class      (59,939)      (835,105)    (120,002)     (1,484,594)    (121,937)     (3,772,678)     (214,347)     (6,048,931)
                  -----------------------------------------------------------------------------------------------------------------
                  (1,371,551)  $(19,398,350)  (2,978,695)  $ (36,773,682)  (3,699,121)  $(114,284,332)   (7,826,385)  $(223,219,012)

Net change
  Initial Class   (1,169,318)  $(16,499,623)  (2,694,468)  $ (33,296,757)  (3,311,291)  $(102,211,524)   (7,134,608)  $(204,035,223)
  Service Class        9,297        144,220      (68,746)       (848,571)   1,583,137      48,431,998     3,714,963     105,552,160
                  -----------------------------------------------------------------------------------------------------------------
                  (1,160,021)  $(16,355,403)  (2,763,214)  $ (34,145,328)  (1,728,154)  $ (53,779,526)   (3,419,645)  $ (98,483,063)

                                  Mid Cap Growth Series                                     Research Series
                    --------------------------------------------------   ------------------------------------------------------
                    Six months ended 6/30/06    Year ended 12/31/05      Six months ended 6/30/06         Year ended 12/31/05
                    ------------------------  ------------------------   ------------------------       ------------------------
                      Shares       Amount       Shares       Amount        Shares          Amount        Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class      270,324   $  1,655,606      403,157   $   2,238,219        7,799   $     136,462        45,582   $     723,056
  Service Class      311,767      1,821,725      440,751       2,380,931      111,315       1,897,183       265,500       4,267,442
                  -----------------------------------------------------------------------------------------------------------------
                     582,091   $  3,477,331      843,908   $   4,619,150      119,114   $   2,033,645       311,082   $   4,990,498

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class         --     $       --           --     $        --        124,854   $   2,194,925       148,549   $   2,257,939
  Service Class         --             --           --              --          6,722         117,575         6,365          96,245
                  -----------------------------------------------------------------------------------------------------------------
                        --     $       --           --     $        --        131,576   $   2,312,500       154,914   $   2,354,184

Shares reacquired
  Initial Class   (1,399,454)  $ (8,505,276)  (3,375,371)  $ (18,911,060)  (2,728,702)  $ (47,310,242)   (5,892,243)  $ (94,851,276)
  Service Class     (606,502)    (3,693,457)  (1,280,195)     (7,137,388)    (118,315)     (2,042,720)     (219,630)     (3,520,712)
                  -----------------------------------------------------------------------------------------------------------------
                  (2,005,956)  $(12,198,733)  (4,655,566)  $ (26,048,448)  (2,847,017)  $ (49,352,962)   (6,111,873)  $ (98,371,988)

Net change
  Initial Class   (1,129,130)  $ (6,849,670)  (2,972,214)  $ (16,672,841)  (2,596,049)  $ (44,978,855)   (5,698,112)  $ (91,870,281)
  Service Class     (294,735)    (1,871,732)    (839,444)     (4,756,457)        (278)        (27,962)       52,235         842,975
                  -----------------------------------------------------------------------------------------------------------------
                  (1,423,865)  $ (8,721,402)  (3,811,658)  $ (21,429,298)  (2,596,327)  $ (45,006,817)   (5,645,877)  $ (91,027,306)

                                      Total Return Series                                    Utilities Series
                    --------------------------------------------------   -------------------------------------------------------
                    Six months ended 6/30/06    Year ended 12/31/05      Six months ended 6/30/06         Year ended 12/31/05
                    ------------------------  ------------------------   ------------------------       ------------------------
                      Shares       Amount       Shares       Amount        Shares          Amount        Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class      285,495   $  5,509,201      598,000   $  11,438,416       64,232   $   1,214,390       658,138   $  10,943,158
  Service Class    3,291,806     62,266,841   12,264,006     232,119,108      518,013       9,696,449       741,812      12,447,695
                  -----------------------------------------------------------------------------------------------------------------
                   3,577,301   $ 67,776,042   12,862,006   $ 243,557,524      582,245   $  10,910,839     1,399,950   $  23,390,853

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class    4,641,324   $ 85,910,899    4,168,257   $  76,237,418      545,313   $  10,415,469       212,393   $   3,336,688
  Service Class    2,862,396     52,639,472    1,725,419      31,385,365       82,681       1,570,947        19,476         304,599
                  -----------------------------------------------------------------------------------------------------------------
                   7,503,720   $138,550,371    5,893,676   $ 107,622,783      627,994   $  11,986,416       231,869   $   3,641,287

Shares reacquired
  Initial Class   (8,711,379)  $(166,763,878) (13,389,796) $(254,798,238)  (2,110,672)  $ (39,782,577)   (2,881,281)  $ (48,487,965)
  Service Class   (1,743,124)   (33,203,906)   (1,569,709)   (29,692,939)    (221,028)     (4,126,245)     (236,489)     (3,956,487)
                  -----------------------------------------------------------------------------------------------------------------
                  (10,454,503) $(199,967,784) (14,959,505) $(284,491,177)  (2,331,700)  $ (43,908,822)   (3,117,770)  $ (52,444,452)

Net change
  Initial Class   (3,784,560)  $(75,343,778)  (8,623,539)  $(167,122,404)  (1,501,127)  $ (28,152,718)   (2,010,750)  $ (34,208,119)
  Service Class    4,411,078     81,702,407   12,419,716     233,811,534      379,666       7,141,151       524,799       8,795,807
                  -----------------------------------------------------------------------------------------------------------------
                     626,518   $  6,358,629    3,796,177   $  66,689,130   (1,121,461)  $ (21,011,567)   (1,485,951)  $ (25,412,312)

(6) LINE OF CREDIT
Each series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each series, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each series for the six months ended June 30, 2006 is included in the miscellaneous expense on the Statements of Operations and is as follows for each series:

                                                               Commitment
                                                                  Fee
-------------------------------------------------------------------------
Capital Appreciation Series ................................      $ 3,641
Emerging Growth Series .....................................        2,052
Global Growth Series .......................................          925
Massachusetts Investors Trust Series .......................        6,245
Mid Cap Growth Series ......................................          619
Research Series ............................................        2,116
Total Return Series ........................................       11,705
Utilities Series ...........................................        2,162

None of the series had any significant borrowings during the six months ended June 30, 2006.

(7) ACQUISITIONS
On April 25, 2005, the Capital Appreciation Series acquired all of the assets and liabilities of Managed Sectors Series. The acquisition was accomplished by a tax-free exchange of 6,727,116 shares of the Capital Appreciation Series for all of the assets and liabilities of Managed Sectors Series. The Managed Sectors Series net assets on that date were $121,536,218, including $10,518,687 of unrealized appreciation, $155,623 of accumulated net investment loss, and $199,387,276 of accumulated net realized loss on investments and foreign currency transactions. These assets were combined with those of the series. The aggregate net assets of the Capital Appreciation Series after the acquisition were $743,705,558.

MFS(R)/SUN LIFE SERIES TRUST
INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 1, 2006 by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.




Sun Life Financial Distributors Inc.
                                                            SUN-B-SEM-8/06 183M

MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

SEMIANNUAL REPORT o JUNE 30, 2006

Capital Opportunities Series
Core Equity Series
International Growth Series
Massachusetts Investors Growth Stock Series
Mid Cap Value Series
New Discovery Series
Research International Series
Strategic Growth Series
Strategic Value Series
Technology Series
Value Series

TABLE OF CONTENTS

Letter from the CEO of MFS ...............................................    1
Portfolio Composition ....................................................    2
Expense Tables ...........................................................   13
Portfolio of Investments .................................................   15
Financial Statements .....................................................   36
Notes to Financial Statements ............................................   53
Investment Adviser ................................................  Back Cover
Custodian and Dividend Disbursing Agent ...........................  Back Cover
Board Review of Investment Advisory Agreement .....................  Back Cover
Proxy Voting Policies and Information .............................  Back Cover
Quarterly Portfolio Disclosure ....................................  Back Cover

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  NOT FDIC INSURED    MAY LOSE VALUE    NO BANK OR CREDIT UNION GUARANTEE
  NOT A DEPOSIT   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION -- CAPITAL OPPORTUNITIES SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              99.1%
              Cash & Other Net Assets                     0.9%

              TOP TEN HOLDINGS

              Wyeth                                       3.4%
              ------------------------------------------------
              Johnson & Johnson                           3.4%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.9%
              ------------------------------------------------
              Nestle S.A.                                 2.7%
              ------------------------------------------------
              Tyco International Ltd.                     2.5%
              ------------------------------------------------
              Dell, Inc.                                  2.2%
              ------------------------------------------------
              Amgen, Inc.                                 2.2%
              ------------------------------------------------
              Hess Corp.                                  2.2%
              ------------------------------------------------
              Nike, Inc., "B"                             2.1%
              ------------------------------------------------
              Altria Group, Inc.                          2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                19.2%
              ------------------------------------------------
              Technology                                 17.9%
              ------------------------------------------------
              Financial Services                         16.3%
              ------------------------------------------------
              Retailing                                   9.7%
              ------------------------------------------------
              Energy                                      8.7%
              ------------------------------------------------
              Consumer Staples                            6.1%
              ------------------------------------------------
              Basic Materials                             5.2%
              ------------------------------------------------
              Special Products & Services                 4.7%
              ------------------------------------------------
              Industrial Goods & Services                 4.0%
              ------------------------------------------------
              Leisure                                     2.8%
              ------------------------------------------------
              Utilities & Communications                  2.4%
              ------------------------------------------------
              Transportation                              1.7%
              ------------------------------------------------
              Autos & Housing                             0.4%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- CORE EQUITY SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              99.3%
              Cash & Other Net Assets                     0.7%

              TOP TEN HOLDINGS

              Exxon Mobil Corp.                           3.6%
              ------------------------------------------------
              Hewlett-Packard Co.                         3.4%
              ------------------------------------------------
              Altria Group, Inc.                          2.7%
              ------------------------------------------------
              Bank of America Corp.                       2.3%
              ------------------------------------------------
              SLM Corp.                                   2.1%
              ------------------------------------------------
              American Express Co.                        2.0%
              ------------------------------------------------
              Countrywide Financial Corp.                 1.9%
              ------------------------------------------------
              Chevron Corp.                               1.9%
              ------------------------------------------------
              United Technologies Corp.                   1.7%
              ------------------------------------------------
              Eli Lilly & Co.                             1.6%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         21.8%
              ------------------------------------------------
              Technology                                 14.6%
              ------------------------------------------------
              Health Care                                13.1%
              ------------------------------------------------
              Energy                                     10.2%
              ------------------------------------------------
              Consumer Staples                            7.4%
              ------------------------------------------------
              Industrial Goods & Services                 7.2%
              ------------------------------------------------
              Utilities & Communications                  6.5%
              ------------------------------------------------
              Retailing                                   5.9%
              ------------------------------------------------
              Basic Materials                             4.8%
              ------------------------------------------------
              Leisure                                     4.0%
              ------------------------------------------------
              Transportation                              1.7%
              ------------------------------------------------
              Autos & Housing                             1.4%
              ------------------------------------------------
              Special Products & Services                 0.7%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- INTERNATIONAL GROWTH SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              96.7%
              Cash & Other Net Assets                     3.3%

              TOP TEN HOLDINGS

              GlaxoSmithKline PLC                         3.0%
              ------------------------------------------------
              Samsung Electronics Co. Ltd.                2.7%
              ------------------------------------------------
              TOTAL S.A.                                  2.6%
              ------------------------------------------------
              BHP Billiton Ltd.                           2.4%
              ------------------------------------------------
              Roche Holding AG                            2.3%
              ------------------------------------------------
              LVMH Moet Hennessy Louis Vuitton S.A.       2.3%
              ------------------------------------------------
              UBS AG                                      1.9%
              ------------------------------------------------
              HSBC Holdings PLC                           1.9%
              ------------------------------------------------
              Tesco PLC                                   1.9%
              ------------------------------------------------
              WPP Group PLC                               1.8%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         19.7%
              ------------------------------------------------
              Technology                                 11.0%
              ------------------------------------------------
              Health Care                                 9.7%
              ------------------------------------------------
              Leisure                                     9.0%
              ------------------------------------------------
              Consumer Staples                            9.0%
              ------------------------------------------------
              Retailing                                   8.5%
              ------------------------------------------------
              Autos & Housing                             7.4%
              ------------------------------------------------
              Energy                                      6.0%
              ------------------------------------------------
              Utilities & Communications                  5.9%
              ------------------------------------------------
              Industrial Goods & Services                 4.8%
              ------------------------------------------------
              Basic Materials                             4.0%
              ------------------------------------------------
              Special Products & Services                 1.7%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             17.2%
              ------------------------------------------------
              France                                     15.5%
              ------------------------------------------------
              Japan                                      11.5%
              ------------------------------------------------
              Switzerland                                10.0%
              ------------------------------------------------
              Hong Kong                                   3.8%
              ------------------------------------------------
              South Korea                                 3.7%
              ------------------------------------------------
              Mexico                                      3.4%
              ------------------------------------------------
              Sweden                                      2.9%
              ------------------------------------------------
              Italy                                       2.7%
              ------------------------------------------------
              Other                                      29.3%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              92.9%
              Cash & Other Net Assets                     7.1%

              TOP TEN HOLDINGS

              General Electric Co.                        3.1%
              ------------------------------------------------
              Cisco Systems, Inc.                         2.9%
              ------------------------------------------------
              Google, Inc., "A"                           2.5%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       2.4%
              ------------------------------------------------
              Johnson & Johnson                           2.3%
              ------------------------------------------------
              Intel Corp.                                 2.3%
              ------------------------------------------------
              Procter & Gamble Co.                        2.2%
              ------------------------------------------------
              Corning, Inc.                               2.0%
              ------------------------------------------------
              Wyeth                                       2.0%
              ------------------------------------------------
              First Data Corp.                            2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 22.5%
              ------------------------------------------------
              Health Care                                18.3%
              ------------------------------------------------
              Retailing                                  10.6%
              ------------------------------------------------
              Leisure                                     8.0%
              ------------------------------------------------
              Industrial Goods & Services                 7.7%
              ------------------------------------------------
              Financial Services                          6.6%
              ------------------------------------------------
              Special Products & Services                 5.9%
              ------------------------------------------------
              Consumer Staples                            4.5%
              ------------------------------------------------
              Energy                                      3.4%
              ------------------------------------------------
              Basic Materials                             2.3%
              ------------------------------------------------
              Transportation                              1.6%
              ------------------------------------------------
              Autos & Housing                             0.9%
              ------------------------------------------------
              Utilities & Communications                  0.6%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- MID CAP VALUE SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              99.9%
              Cash & Other Net Assets                     0.1%

              TOP TEN HOLDINGS

              PG&E Corp.                                  2.3%
              ------------------------------------------------
              American Electric Power Co., Inc.           2.3%
              ------------------------------------------------
              Equity Office Properties Trust              2.3%
              ------------------------------------------------
              Equity Residential                          2.2%
              ------------------------------------------------
              Hess Corp.                                  1.8%
              ------------------------------------------------
              Pepco Holdings, Inc.                        1.8%
              ------------------------------------------------
              NRG Energy, Inc.                            1.8%
              ------------------------------------------------
              First American Corp.                        1.7%
              ------------------------------------------------
              RealNetworks, Inc.                          1.7%
              ------------------------------------------------
              Pepsi Bottling Group, Inc.                  1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         32.6%
              ------------------------------------------------
              Utilities & Communications                 16.2%
              ------------------------------------------------
              Technology                                  6.8%
              ------------------------------------------------
              Health Care                                 5.9%
              ------------------------------------------------
              Consumer Staples                            5.9%
              ------------------------------------------------
              Retailing                                   5.5%
              ------------------------------------------------
              Energy                                      5.0%
              ------------------------------------------------
              Basic Materials                             4.8%
              ------------------------------------------------
              Autos & Housing                             4.8%
              ------------------------------------------------
              Leisure                                     4.6%
              ------------------------------------------------
              Industrial Goods & Services                 4.2%
              ------------------------------------------------
              Transportation                              2.3%
              ------------------------------------------------
              Special Products & Services                 1.3%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- NEW DISCOVERY SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              99.3%
              Cash & Other Net Assets                     0.7%

              TOP TEN HOLDINGS

              NICE Systems Ltd., ADR                      3.4%
              ------------------------------------------------
              Aspect Medical Systems, Inc.                1.9%
              ------------------------------------------------
              Nuance Communications, Inc.                 1.9%
              ------------------------------------------------
              Opsware, Inc.                               1.9%
              ------------------------------------------------
              Cyberonics, Inc.                            1.9%
              ------------------------------------------------
              Medicis Pharmaceutical Corp., "A"           1.7%
              ------------------------------------------------
              Activision, Inc.                            1.7%
              ------------------------------------------------
              Strayer Education, Inc.                     1.7%
              ------------------------------------------------
              Thoratec Corp.                              1.6%
              ------------------------------------------------
              THQ, Inc.                                   1.6%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 22.5%
              ------------------------------------------------
              Health Care                                21.5%
              ------------------------------------------------
              Special Products & Services                12.0%
              ------------------------------------------------
              Leisure                                    11.2%
              ------------------------------------------------
              Retailing                                   9.9%
              ------------------------------------------------
              Financial Services                          6.6%
              ------------------------------------------------
              Energy                                      5.0%
              ------------------------------------------------
              Industrial Goods & Services                 4.0%
              ------------------------------------------------
              Consumer Staples                            2.6%
              ------------------------------------------------
              Basic Materials                             2.3%
              ------------------------------------------------
              Utilities & Communications                  1.7%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- RESEARCH INTERNATIONAL SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              98.7%
              Cash & Other Net Assets                     1.3%

              TOP TEN HOLDINGS

              GlaxoSmithKline PLC                         2.8%
              ------------------------------------------------
              Samsung Electronics Co., Ltd.               2.8%
              ------------------------------------------------
              Royal Dutch Shell PLC                       2.5%
              ------------------------------------------------
              TOTAL S.A.                                  2.4%
              ------------------------------------------------
              Nestle S.A.                                 2.1%
              ------------------------------------------------
              UBS AG                                      1.9%
              ------------------------------------------------
              E.ON AG                                     1.9%
              ------------------------------------------------
              BNP Paribas                                 1.8%
              ------------------------------------------------
              BHP Billiton PLC                            1.8%
              ------------------------------------------------
              Novartis AG                                 1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         27.6%
              ------------------------------------------------
              Basic Materials                            13.1%
              ------------------------------------------------
              Utilities & Communications                 10.7%
              ------------------------------------------------
              Technology                                  8.7%
              ------------------------------------------------
              Energy                                      8.2%
              ------------------------------------------------
              Health Care                                 7.5%
              ------------------------------------------------
              Autos & Housing                             7.1%
              ------------------------------------------------
              Consumer Staples                            6.2%
              ------------------------------------------------
              Retailing                                   4.9%
              ------------------------------------------------
              Leisure                                     4.7%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             18.2%
              ------------------------------------------------
              Japan                                      15.7%
              ------------------------------------------------
              France                                     10.9%
              ------------------------------------------------
              Switzerland                                10.6%
              ------------------------------------------------
              Germany                                     6.6%
              ------------------------------------------------
              South Korea                                 6.0%
              ------------------------------------------------
              Brazil                                      4.9%
              ------------------------------------------------
              Italy                                       4.4%
              ------------------------------------------------
              Mexico                                      4.0%
              ------------------------------------------------
              Other                                      18.7%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- STRATEGIC GROWTH SERIES

            PORTFOLIO STRUCTURE

            Common Stocks                                  96.7%
            Cash & Other Net Assets                         3.3%

            TOP TEN HOLDINGS

            Google, Inc., "A"                               3.5%
            ----------------------------------------------------
            First Data Corp.                                3.3%
            ----------------------------------------------------
            Adobe Systems, Inc.                             3.3%
            ----------------------------------------------------
            Electronic Arts, Inc.                           3.2%
            ----------------------------------------------------
            Chicago Mercantile Exchange Holdings, Inc.      2.7%
            ----------------------------------------------------
            Allergan, Inc.                                  2.4%
            ----------------------------------------------------
            News Corp., "A"                                 2.4%
            ----------------------------------------------------
            Cisco Systems, Inc.                             2.4%
            ----------------------------------------------------
            Roche Holding AG                                2.3%
            ----------------------------------------------------
            Monsanto Co.                                    2.2%
            ----------------------------------------------------

            EQUITY SECTORS

            Technology                                     22.1%
            ----------------------------------------------------
            Health Care                                    14.7%
            ----------------------------------------------------
            Financial Services                             11.6%
            ----------------------------------------------------
            Leisure                                        11.4%
            ----------------------------------------------------
            Special Products & Services                     8.7%
            ----------------------------------------------------
            Energy                                          5.8%
            ----------------------------------------------------
            Retailing                                       4.9%
            ----------------------------------------------------
            Consumer Staples                                4.2%
            ----------------------------------------------------
            Industrial Goods & Services                     3.8%
            ----------------------------------------------------
            Basic Materials                                 3.6%
            ----------------------------------------------------
            Utilities & Communications                      3.5%
            ----------------------------------------------------
            Transportation                                  1.3%
            ----------------------------------------------------
            Autos & Housing                                 1.1%
            ----------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- STRATEGIC VALUE SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              97.6%
              Cash & Other Net Assets                     2.4%

              TOP TEN HOLDINGS

              Verizon Communications, Inc.                5.0%
              ------------------------------------------------
              Symantec Corp.                              4.9%
              ------------------------------------------------
              Merck & Co., Inc.                           4.6%
              ------------------------------------------------
              Bank of America Corp.                       4.4%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     4.3%
              ------------------------------------------------
              Nortel Networks Corp.                       4.3%
              ------------------------------------------------
              Tyco International, Ltd.                    4.0%
              ------------------------------------------------
              Wyeth                                       4.0%
              ------------------------------------------------
              Owens-Illinois, Inc.                        3.9%
              ------------------------------------------------
              Sprint Nextel Corp.                         3.7%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.5%
              ------------------------------------------------
              Technology                                 17.0%
              ------------------------------------------------
              Utilities & Communications                 11.9%
              ------------------------------------------------
              Health Care                                11.2%
              ------------------------------------------------
              Energy                                      9.1%
              ------------------------------------------------
              Retailing                                   6.3%
              ------------------------------------------------
              Leisure                                     6.0%
              ------------------------------------------------
              Basic Materials                             5.7%
              ------------------------------------------------
              Industrial Goods & Services                 4.0%
              ------------------------------------------------
              Autos & Housing                             3.0%
              ------------------------------------------------
              Consumer Staples                            2.9%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- TECHNOLOGY SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              96.5%
              Cash & Other Net Assets                     3.5%

              TOP TEN HOLDINGS

              Intel Corp.                                 6.5%
              ------------------------------------------------
              Cisco Systems, Inc.                         5.1%
              ------------------------------------------------
              First Data Corp.                            4.9%
              ------------------------------------------------
              TIBCO Software, Inc.                        4.4%
              ------------------------------------------------
              Google, Inc. "A"                            4.0%
              ------------------------------------------------
              SanDisk Corp.                               3.8%
              ------------------------------------------------
              Juniper Networks, Inc.                      3.6%
              ------------------------------------------------
              Nortel Networks Corp.                       3.4%
              ------------------------------------------------
              Adobe Systems, Inc.                         2.8%
              ------------------------------------------------
              Samsung Electronics Co., Ltd., GDR          2.7%
              ------------------------------------------------

              TOP FIVE EQUITY INDUSTRIES

              Electronics                                21.7%
              ------------------------------------------------
              Network & Telecom                          21.5%
              ------------------------------------------------
              Computer Software                          17.8%
              ------------------------------------------------
              Business Services                          13.1%
              ------------------------------------------------
              Internet                                   10.6%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- VALUE SERIES

              PORTFOLIO STRUCTURE

              Common Stocks                              98.5%
              Cash & Other Net Assets                     1.5%

              TOP TEN HOLDINGS

              Bank of America Corp.                       4.4%
              ------------------------------------------------
              Altria Group, Inc.                          3.4%
              ------------------------------------------------
              Citigroup, Inc.                             3.2%
              ------------------------------------------------
              Allstate Corp.                              3.1%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   3.1%
              ------------------------------------------------
              Lockheed Martin Corp.                       3.0%
              ------------------------------------------------
              MetLife, Inc.                               2.7%
              ------------------------------------------------
              Johnson & Johnson                           2.7%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.4%
              ------------------------------------------------
              Dominion Resources, Inc.                    2.3%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         30.2%
              ------------------------------------------------
              Energy                                     12.0%
              ------------------------------------------------
              Industrial Goods & Services                11.5%
              ------------------------------------------------
              Utilities & Communications                 10.5%
              ------------------------------------------------
              Health Care                                 7.8%
              ------------------------------------------------
              Consumer Staples                            7.8%
              ------------------------------------------------
              Basic Materials                             6.1%
              ------------------------------------------------
              Technology                                  2.9%
              ------------------------------------------------
              Autos & Housing                             2.6%
              ------------------------------------------------
              Retailing                                   2.6%
              ------------------------------------------------
              Transportation                              1.8%
              ------------------------------------------------
              Leisure                                     1.6%
              ------------------------------------------------
              Special Products & Services                 1.1%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLES

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in each series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in each series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                     Beginning       Ending    Expenses Paid
                         Annualized   Account       Account   During Period(p)
CAPITAL                   Expense      Value         Value       1/01/06 -
OPPORTUNITIES SERIES       Ratio      1/01/06       6/30/06       6/30/06
--------------------------------------------------------------------------------
Initial Class
  Actual                   0.86%     $1,000.00     $1,018.60       $4.30
  Hypothetical (h)         0.86%     $1,000.00     $1,020.53       $4.31
Service Class
  Actual                   1.11%     $1,000.00     $1,017.60       $5.55
  Hypothetical (h)         1.11%     $1,000.00     $1,019.29       $5.56

CORE
EQUITY SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                   0.88%     $1,000.00     $1,003.20       $4.37
  Hypothetical (h)         0.88%     $1,000.00     $1,020.43       $4.41
Service Class
  Actual                   1.13%     $1,000.00     $1,001.30       $5.61
  Hypothetical (h)         1.13%     $1,000.00     $1,019.19       $5.66

INTERNATIONAL
GROWTH SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                   1.13%     $1,000.00     $1,088.90       $5.85
  Hypothetical (h)         1.13%     $1,000.00     $1,019.19       $5.66
Service Class
  Actual                   1.38%     $1,000.00     $1,087.80       $7.14
  Hypothetical (h)         1.38%     $1,000.00     $1,017.95       $6.90

MASSACHUSETTS
INVESTORS GROWTH
STOCK SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                   0.84%     $1,000.00     $  989.70       $4.14
  Hypothetical (h)         0.84%     $1,000.00     $1,020.63       $4.21
Service Class
  Actual                   1.09%     $1,000.00     $  987.60       $5.37
  Hypothetical (h)         1.09%     $1,000.00     $1,019.39       $5.46

MID CAP
VALUE SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                   1.00%     $1,000.00     $1,006.00       $4.97
  Hypothetical (h)         1.00%     $1,000.00     $1,019.84       $5.01
Service Class
  Actual                   1.25%     $1,000.00     $1,005.20       $6.21
  Hypothetical (h)         1.25%     $1,000.00     $1,018.60       $6.26

NEW DISCOVERY
SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                   0.99%     $1,000.00     $1,017.40       $4.95
  Hypothetical (h)         0.99%     $1,000.00     $1,019.89       $4.96
Service Class
  Actual                   1.24%     $1,000.00     $1,016.20       $6.20
  Hypothetical (h)         1.24%     $1,000.00     $1,018.65       $6.21

RESEARCH
INTERNATIONAL SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                   1.09%     $1,000.00     $1,104.70       $5.69
  Hypothetical (h)         1.09%     $1,000.00     $1,019.39       $5.46
Service Class
  Actual                   1.34%     $1,000.00     $1,103.90       $6.99
  Hypothetical (h)         1.34%     $1,000.00     $1,018.15       $6.71

STRATEGIC
GROWTH SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                   0.90%     $1,000.00     $  983.20       $4.43
  Hypothetical (h)         0.90%     $1,000.00     $1,020.33       $4.51
Service Class
  Actual                   1.15%     $1,000.00     $  981.80       $5.65
  Hypothetical (h)         1.15%     $1,000.00     $1,019.09       $5.76

STRATEGIC
VALUE SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                   1.00%     $1,000.00     $1,007.80       $4.98
  Hypothetical (h)         1.00%     $1,000.00     $1,019.84       $5.01
Service Class
  Actual                   1.25%     $1,000.00     $1,008.10       $6.22
  Hypothetical (h)         1.25%     $1,000.00     $1,018.60       $6.26

TECHNOLOGY
SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                   1.00%     $1,000.00     $1,006.70       $4.98
  Hypothetical (h)         1.00%     $1,000.00     $1,019.84       $5.01
Service Class
  Actual                   1.25%     $1,000.00     $1,006.80       $6.22
  Hypothetical (h)         1.25%     $1,000.00     $1,018.60       $6.26

VALUE SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                   0.83%     $1,000.00     $1,060.10       $4.24
  Hypothetical (h)         0.83%     $1,000.00     $1,020.68       $4.16
Service Class
  Actual                   1.08%     $1,000.00     $1,059.30       $5.51
  Hypothetical (h)         1.08%     $1,000.00     $1,019.44       $5.41

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

CAPITAL OPPORTUNITIES SERIES
COMMON STOCKS - 99.1%

Issuer                                               Shares/Par     Value ($)

ADVERTISING & BROADCASTING - 1.5%
Viacom, Inc., "B" (n) ....................               77,155   $  2,765,235
                                                                  ------------
AEROSPACE - 1.5%
United Technologies Corp. ................               45,630   $  2,893,854
                                                                  ------------
ALCOHOLIC BEVERAGES - 0.4%
Grupo Modelo S.A. de C.V., "C" ...........              193,900   $    735,961
                                                                  ------------
APPAREL MANUFACTURERS - 2.2%
NIKE, Inc., "B" ..........................               50,340   $  4,077,540
                                                                  ------------
BANKS & CREDIT COMPANIES - 10.6%
American Express Co. (l) .................               47,630   $  2,534,869
Bank of America Corp. ....................               71,238      3,426,548
Commerce Bancorp, Inc. (l) ...............               75,770      2,702,716
Investors Financial Services Corp. (l) ...               50,270      2,257,123
J.P. Morgan Chase & Co. ..................               76,580      3,216,360
New York Community Bancorp, Inc. (l) .....              124,790      2,060,283
PNC Financial Services Group, Inc. .......               26,630      1,868,627
SLM Corp. ................................               39,670      2,099,336
                                                                  ------------
                                                                  $ 20,165,862
                                                                  ------------
BIOTECHNOLOGY - 5.7%
Amgen, Inc. (n) ..........................               64,260   $  4,191,680
Gen-Probe, Inc. (n) ......................               11,100        599,178
Genzyme Corp. (n) ........................               45,471      2,776,005
MedImmune, Inc. (l)(n) ...................               31,550        855,005
Millipore Corp. (n) ......................               38,780      2,442,752
                                                                  ------------
                                                                  $ 10,864,620
                                                                  ------------
BROKERAGE & ASSET MANAGERS - 2.0%
Affiliated Managers Group, Inc. (l)(n) ...               21,040   $  1,828,166
Franklin Resources, Inc. .................               21,930      1,903,743
                                                                  ------------
                                                                  $  3,731,909
                                                                  ------------
BUSINESS SERVICES - 1.5%
Getty Images, Inc. (l)(n) ................               43,320   $  2,751,253
                                                                  ------------
CHEMICALS - 0.8%
Bayer AG .................................               33,800   $  1,553,147
                                                                  ------------
COMPUTER SOFTWARE - 3.4%
Adobe Systems, Inc. (n) ..................               34,520   $  1,048,027
Oracle Corp. (l)(n) ......................              184,966      2,680,157
Symantec Corp. (n) .......................              169,581      2,635,289
                                                                  ------------
                                                                  $  6,363,473
                                                                  ------------
COMPUTER SOFTWARE - SYSTEMS - 3.5%
Dell, Inc. (n) ...........................              173,360   $  4,231,718
MICROS Systems, Inc. (l)(n) ..............               53,970      2,357,410
                                                                  ------------
                                                                  $  6,589,128
                                                                  ------------
CONSTRUCTION - 0.4%
CEMEX S.A. de C.V., ADR (n) ..............               12,500   $    712,125
                                                                  ------------
CONSUMER GOODS & SERVICES - 4.2%
eBay, Inc. (n) ...........................               65,950   $  1,931,676
Estee Lauder Cos., Inc., "A" .............               49,550      1,916,099
ITT Educational Services, Inc. (l)(n) ....               33,160      2,182,260
Strayer Education, Inc. (l) ..............               20,340      1,975,420
                                                                  ------------
                                                                  $  8,005,455
                                                                  ------------
CONTAINERS - 2.0%
Owens-Illinois, Inc. (l)(n) ..............              231,320   $  3,876,923
                                                                  ------------
ELECTRICAL EQUIPMENT - 2.5%
Tyco International Ltd. ..................              175,145   $  4,816,488
                                                                  ------------
ELECTRONICS - 2.9%
Intel Corp. ..............................              196,660   $  3,726,707
Samsung Electronics Co. Ltd., GDR ........                5,350      1,681,238
                                                                  ------------
                                                                  $  5,407,945
                                                                  ------------
ENERGY - INTEGRATED - 5.1%
Exxon Mobil Corp. ........................               91,240   $  5,597,574
Hess Corp. (l) ...........................               77,520      4,096,932
                                                                  ------------
                                                                  $  9,694,506
                                                                  ------------
FOOD & NON ALCOHOLIC BEVERAGES - 2.7%
Nestle S.A ...............................               16,122   $  5,058,295
                                                                  ------------
GENERAL MERCHANDISE - 2.0%
Kohl's Corp. (n) .........................               32,060   $  1,895,387
Wal-Mart Stores, Inc. ....................               40,750      1,962,928
                                                                  ------------
                                                                  $  3,858,315
                                                                  ------------
INSURANCE - 3.7%
Berkshire Hathaway, Inc., "B" (l)(n) .....                1,110   $  3,377,730
St. Paul Travelers Cos., Inc. ............               82,840      3,693,007
                                                                  ------------
                                                                  $  7,070,737
                                                                  ------------
INTERNET - 1.6%
Yahoo!, Inc. (n) .........................               90,540   $  2,987,820
                                                                  ------------
LEISURE & TOYS - 1.3%
Electronic Arts, Inc. (n) ................               34,970   $  1,505,109
NAMCO BANDAI Holdings, Inc. ..............               65,400        993,497
                                                                  ------------
                                                                  $  2,498,606
                                                                  ------------
MEDICAL EQUIPMENT - 4.4%
Advanced Medical Optics, Inc. (l)(n) .....               58,980   $  2,990,286
Medtronic, Inc. ..........................               44,460      2,086,063
St. Jude Medical, Inc. (l)(n) ............               55,740      1,807,090
Ventana Medical Systems, Inc. (l)(n) .....               30,140      1,422,005
                                                                  ------------
                                                                  $  8,305,444
                                                                  ------------
METALS & MINING - 1.5%
BHP Billiton Ltd., ADR (l) ...............               64,660   $  2,784,906
                                                                  ------------
NETWORK & TELECOM - 6.5%
Cisco Systems, Inc. (n) ..................              179,140   $  3,498,604
Juniper Networks, Inc. (l)(n) ............              193,450      3,093,266
NICE Systems Ltd., ADR (n) ...............              103,060      2,900,108
Nortel Networks Corp. (n) ................              663,770      1,486,844
TomTom N.V. (n) ..........................               33,970      1,320,778
                                                                  ------------
                                                                  $ 12,299,600
                                                                  ------------
OIL SERVICES - 3.6%
GlobalSantaFe Corp. ......................               57,088   $  3,296,832
National-Oilwell Varco, Inc. (n) .........               18,890      1,196,115
Noble Corp. ..............................               32,160      2,393,347
                                                                  ------------
                                                                  $  6,886,294
                                                                  ------------
PHARMACEUTICALS - 9.1%
Eli Lilly & Co. ..........................               51,810   $  2,863,539
Endo Pharmaceuticals Holdings, Inc. (n) ..               49,030      1,617,009
Johnson & Johnson ........................              106,790      6,398,857
Wyeth ....................................              144,661      6,424,395
                                                                  ------------
                                                                  $ 17,303,800
                                                                  ------------
SPECIALTY CHEMICALS - 0.9%
Praxair, Inc. ............................               32,810   $  1,771,740
                                                                  ------------
SPECIALTY STORES - 5.5%
Advance Auto Parts, Inc. .................               90,520   $  2,616,028
CarMax, Inc. (l)(n) ......................               76,960      2,729,002
PetSmart, Inc. (l) .......................              102,380      2,620,928
Urban Outfitters, Inc. (l)(n) ............              139,270      2,435,832
                                                                  ------------
                                                                  $ 10,401,790
                                                                  ------------
TOBACCO - 2.0%
Altria Group, Inc. .......................               52,930   $  3,886,650
                                                                  ------------
TRUCKING - 1.7%
FedEx Corp. ..............................               27,640   $  3,230,010
                                                                  ------------
UTILITIES - ELECTRIC POWER - 2.4%
Constellation Energy Group, Inc. .........               35,520   $  1,936,550
NRG Energy, Inc. (l)(n) ..................               55,770      2,686,999
                                                                  ------------
                                                                  $  4,623,549
                                                                  ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $186,792,996) ....                        $187,972,980
                                                                  ------------
WARRANTS - 0.0%
                         Strike     First
Issuer                   Price     Exercise
AEROSPACE - 0.0%
Raytheon Co. (n) .....    $37.50     6/16/06              1,200   $     15,180
                                                                  ------------
    TOTAL WARRANTS (IDENTIFIED COST, $14,580) ............        $     15,180
                                                                  ------------
SHORT-TERM OBLIGATIONS - 1.3%
General Electric Capital Corp.,
  5.27%, due 7/03/06, at Amortized Cost
  and Value (y) ..........................         $  2,491,000   $  2,490,271
                                                                  ------------
COLLATERAL FOR SECURITIES LOANED - 16.9%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..          32,051,178   $ 32,051,178
                                                                  ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $221,349,024) ....                        $222,529,609
                                                                  ------------
OTHER ASSETS,
  LESS LIABILITIES - (17.3)% .............                         (32,897,852)
                                                                  ------------
    NET ASSETS - 100.0% ..................                        $189,631,757
                                                                  ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

CORE EQUITY SERIES

COMMON STOCKS - 99.3%
Issuer                                               Shares/Par     Value ($)
ADVERTISING & BROADCASTING - 1.6%
News Corp., "A" ..........................               32,180   $    617,212
Omnicom Group, Inc. ......................                3,580        318,942
Viacom, Inc., "B" (n) ....................                4,255        152,499
XM Satellite Radio Holdings,
  Inc., "A"(l)(n) ........................               19,760        289,484
                                                                  ------------
                                                                  $  1,378,137
                                                                  ------------
AEROSPACE - 2.8%
Lockheed Martin Corp. ....................               13,590   $    974,947
United Technologies Corp. ................               23,590      1,496,078
                                                                  ------------
                                                                  $  2,471,025
                                                                  ------------
AUTOMOTIVE - 0.6%
Johnson Controls, Inc. ...................                6,820   $    560,740
                                                                  ------------
BANKS & CREDIT COMPANIES - 12.9%
American Express Co. .....................               33,600   $  1,788,192
Bank of America Corp. ....................               42,658      2,051,850
Bank of New York Co., Inc. ...............               29,570        952,154
Countrywide Financial Corp. ..............               43,560      1,658,765
J.P. Morgan Chase & Co. ..................               13,070        548,940
PNC Financial Services Group, Inc. .......               17,420      1,222,361
SLM Corp. ................................               34,560      1,828,915
SunTrust Banks, Inc. .....................                9,560        729,046
Zions Bancorporation .....................                7,180        559,609
                                                                  ------------
                                                                  $ 11,339,832
                                                                  ------------
BIOTECHNOLOGY - 1.5%
Amgen, Inc. (n) ..........................                7,980   $    520,535
Genzyme Corp. (n) ........................                2,960        180,708
Human Genome Sciences, Inc. (l)(n) .......               16,600        177,620
Millipore Corp. (n) ......................                2,830        178,262
Neurochem, Inc. (n) ......................               26,330        277,255
                                                                  ------------
                                                                  $  1,334,380
                                                                  ------------
BROKERAGE & ASSET MANAGERS - 2.8%
Affiliated Managers Group, Inc. (l)(n) ...                2,480   $    215,487
Franklin Resources, Inc. .................                1,890        164,071
Goldman Sachs Group, Inc. ................                5,170        777,723
Legg Mason, Inc. (l) .....................                5,490        546,365
MarketAxess Holdings, Inc. (l)(n) ........               32,890        362,119
                                                                  ------------
                                                                  $  2,443,950
                                                                  ------------
CHEMICALS - 2.4%
3M Co. ...................................                5,680   $    458,774
Monsanto Co. .............................               16,090      1,354,617
Rohm & Haas Co. ..........................                6,080        304,730
                                                                  ------------
                                                                  $  2,118,121
                                                                  ------------
COMPUTER SOFTWARE - 2.8%
Adobe Systems, Inc. (n) ..................               17,810   $    540,712
MicroStrategy, Inc., "A" (n) .............                6,090        593,897
Salesforce.com, Inc. (l)(n) ..............               14,790        394,301
TIBCO Software, Inc. (n) .................              136,830        964,652
                                                                  ------------
                                                                  $  2,493,562
                                                                  ------------
COMPUTER SOFTWARE - SYSTEMS - 3.4%
Hewlett-Packard Co. ......................               94,910   $  3,006,749
                                                                  ------------
CONSTRUCTION - 0.6%
D.R. Horton, Inc. ........................                6,240   $    148,637
Masco Corp. (l) ..........................               11,900        352,716
                                                                  ------------
                                                                  $    501,353
                                                                  ------------
CONSUMER GOODS & SERVICES - 3.2%
Avon Products, Inc. ......................               21,920   $    679,520
DTS, Inc. (l)(n) .........................                3,860         75,193
eBay, Inc. (n) ...........................               11,170        327,169
Estee Lauder Cos., Inc., "A" .............               21,190        819,417
CONSUMER GOODS & SERVICES - CONTINUED
ITT Educational Services, Inc. (n) .......                  990   $     65,152
Monster Worldwide, Inc. (n) ..............                3,010        128,407
Scotts Miracle-Gro Co. ...................               15,800        668,656
                                                                  ------------
                                                                  $  2,763,514
                                                                  ------------
ELECTRICAL EQUIPMENT - 1.9%
Rockwell Automation, Inc. ................               18,090   $  1,302,661
Tyco International Ltd. ..................               12,000        330,000
                                                                  ------------
                                                                  $  1,632,661
                                                                  ------------
ELECTRONICS - 4.0%
Applied Materials, Inc. (l) ..............               17,130   $    278,876
Intel Corp. ..............................               74,240      1,406,848
SanDisk Corp. (n) ........................               26,110      1,331,088
Varian Semiconductor Equipment Associates,
  Inc. (l)(n) ............................                7,410        241,640
Volterra Semiconductor Corp. (l)(n) ......               14,490        221,117
                                                                  ------------
                                                                  $  3,479,569
                                                                  ------------
ENERGY - INDEPENDENT - 1.7%
Apache Corp. .............................                8,360   $    570,570
EOG Resources, Inc. ......................                7,030        487,460
Occidental Petroleum Corp. ...............                2,210        226,636
XTO Energy, Inc. .........................                4,300        190,361
                                                                  ------------
                                                                  $  1,475,027
                                                                  ------------
ENERGY - INTEGRATED - 6.5%
Chevron Corp. ............................               26,380   $  1,637,143
Exxon Mobil Corp. ........................               51,636      3,167,869
Hess Corp. (l) ...........................               17,340        916,419
                                                                  ------------
                                                                  $  5,721,431
                                                                  ------------
ENGINEERING - CONSTRUCTION - 0.2%
Pike Electric Corp. (l)(n) ...............               10,220   $    196,837
                                                                  ------------
FOOD & DRUG STORES - 1.3%
CVS Corp. ................................               20,870   $    640,709
Kroger Co. ...............................               10,850        237,181
Walgreen Co. .............................                5,020        225,097
                                                                  ------------
                                                                  $  1,102,987
                                                                  ------------
FOOD & NON ALCOHOLIC BEVERAGES - 2.2%
Archer Daniels Midland Co. ...............                5,420   $    223,738
Diamond Foods, Inc. (l) ..................               39,250        630,747
General Mills, Inc. ......................                8,920        460,807
PepsiCo, Inc. ............................               10,667        640,447
                                                                  ------------
                                                                  $  1,955,739
                                                                  ------------
FOREST & PAPER PRODUCTS - 0.4%
Abitibi-Consolidated, Inc. ...............              120,150   $    329,211
                                                                  ------------
FURNITURE & APPLIANCES - 0.2%
Tempur-Pedic International, Inc. (l)(n) ..               10,460   $    141,315
                                                                  ------------
GAMING & LODGING - 0.7%
Hilton Hotels Corp. ......................                5,090   $    143,945
International Game Technology ............                3,790        143,793
Penn National Gaming, Inc. (n) ...........                3,140        121,769
Starwood Hotels & Resorts, Inc. ..........                2,150        129,731
Station Casinos, Inc. (l) ................                1,330         90,546
                                                                  ------------
                                                                  $    629,784
                                                                  ------------
GENERAL MERCHANDISE - 1.9%
Kohl's Corp. (n) .........................                4,390   $    259,537
Wal-Mart Stores, Inc. ....................               28,870      1,390,668
                                                                  ------------
                                                                  $  1,650,205
                                                                  ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.9%
WellPoint, Inc. (n) ......................               10,410   $    757,536
                                                                  ------------
INSURANCE - 5.4%
Ace Ltd. .................................               18,150   $    918,209
Chubb Corp. (l) ..........................               16,200        808,380
Genworth Financial, Inc., "A" ............               28,700        999,908
MetLife, Inc. ............................               14,970        766,614
St. Paul Travelers Cos., Inc. ............               19,900        887,142
XL Capital Ltd., "A" (l) .................                6,380        391,094
                                                                  ------------
                                                                  $  4,771,347
                                                                  ------------
INTERNET - 1.5%
CNET Networks, Inc. (l)(n) ...............               25,780   $    205,724
Google, Inc., "A" (n) ....................                1,740        729,634
Yahoo!, Inc. (n) .........................               10,360        341,880
                                                                  ------------
                                                                  $  1,277,238
                                                                  ------------
LEISURE & TOYS - 0.5%
Activision, Inc. (n) .....................                8,720   $     99,234
Electronic Arts, Inc. (n) ................                3,550        152,792
THQ, Inc. (n) ............................                6,890        148,824
                                                                  ------------
                                                                  $    400,850
                                                                  ------------
MACHINERY & TOOLS - 2.3%
Deere & Co. ..............................               15,600   $  1,302,444
Eaton Corp. ..............................                8,900        671,060
                                                                  ------------
                                                                  $  1,973,504
                                                                  ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.9%
Allion Healthcare, Inc. (l)(n) ...........                6,810   $     59,179
AmerisourceBergen Corp. ..................                1,360         57,011
AMICAS, Inc. (l)(n) ......................               21,800         70,414
Cardinal Health, Inc. ....................                3,300        212,289
Caremark Rx, Inc. ........................               23,340      1,163,966
McKesson Corp. ...........................                2,420        114,418
                                                                  ------------
                                                                  $  1,677,277
                                                                  ------------
MEDICAL EQUIPMENT - 2.1%
Aspect Medical Systems, Inc. (l)(n) ......                9,700   $    169,168
DENTSPLY International, Inc. (l) .........               15,030        910,818
Medtronic, Inc. ..........................               16,660        781,687
                                                                  ------------
                                                                  $  1,861,673
                                                                  ------------
METALS & MINING - 1.0%
Aber Diamond Corp. .......................                4,080   $    124,907
BHP Billiton PLC .........................               32,480        629,471
Inmet Mining Corp. .......................                3,990        148,895
                                                                  ------------
                                                                  $    903,273
                                                                  ------------
NATURAL GAS - PIPELINE - 0.6%
Williams Cos., Inc. ......................               22,120   $    516,723
                                                                  ------------
NETWORK & TELECOM - 2.7%
Cisco Systems, Inc. (n) ..................               12,850   $    250,960
F5 Networks, Inc. (n) ....................                4,990        266,865
Juniper Networks, Inc. (n) ...............               43,950        702,760
NICE Systems Ltd., ADR (n) ...............               23,560        662,978
Nortel Networks Corp. (n) ................              199,150        446,096
                                                                  ------------
                                                                  $  2,329,659
                                                                  ------------
OIL SERVICES - 2.0%
GlobalSantaFe Corp. ......................               15,630   $    902,633
National-Oilwell Varco, Inc. (n) .........                5,100        322,932
Noble Corp. ..............................                3,740        278,331
Transocean, Inc. (n) .....................                2,990        240,157
                                                                  ------------
                                                                  $  1,744,053
                                                                  ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.2%
Nuance Communications, Inc. (l)(n) .......               17,050   $    171,523
                                                                  ------------
PHARMACEUTICALS - 6.7%
Allergan, Inc. ...........................                8,260   $    885,968
Eli Lilly & Co. ..........................               25,840      1,428,177
Johnson & Johnson ........................               23,800      1,426,096
Medicis Pharmaceutical Corp., "A" (l) ....                4,460        107,040
Merck & Co., Inc. ........................               31,640      1,152,645
Wyeth ....................................               18,570        824,694
                                                                  ------------
                                                                  $  5,824,620
                                                                  ------------
PRINTING & PUBLISHING - 0.5%
ADVO, Inc. (l) ...........................               12,290   $    302,457
Washington Post Co., "B" .................                  210        163,802
                                                                  ------------
                                                                  $    466,259
                                                                  ------------
RAILROAD & SHIPPING - 0.5%
Norfolk Southern Corp. ...................                8,300   $    441,726
                                                                  ------------
REAL ESTATE - 0.7%
Boston Properties, Inc., REIT ............                6,710   $    606,584
                                                                  ------------
RESTAURANTS - 0.7%
Applebee's International, Inc. ...........                5,940   $    114,167
Red Robin Gourmet Burgers, Inc. (n) ......                2,990        127,254
Texas Roadhouse, Inc. (l)(n) .............                9,130        123,438
YUM! Brands, Inc. ........................                4,970        249,842
                                                                  ------------
                                                                  $    614,701
                                                                  ------------
SPECIALTY CHEMICALS - 1.0%
Praxair, Inc. ............................               16,440   $    887,760
                                                                  ------------
SPECIALTY STORES - 2.7%
A.C. Moore Arts & Crafts, Inc. (l)(n) ....                8,840   $    144,180
Advance Auto Parts, Inc. .................               10,580        305,762
Aeropostale, Inc. (n) ....................               13,360        385,970
Chico's FAS, Inc. (l)(n) .................                6,050        163,229
Home Depot, Inc. .........................               21,580        772,348
PetSmart, Inc. ...........................               13,240        338,944
Urban Outfitters, Inc. (l)(n) ............                7,290        127,502
Williams-Sonoma, Inc. ....................                4,580        155,949
                                                                  ------------
                                                                  $  2,393,884
                                                                  ------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
Rogers Communications, Inc., "B" .........               11,600   $    466,201
                                                                  ------------
TELEPHONE SERVICES - 2.3%
Embarq Corp. (n) .........................                2,876   $    117,887
Sprint Nextel Corp. ......................               57,290      1,145,227
TELUS Corp. (non-voting shares) ..........               18,280        736,958
                                                                  ------------
                                                                  $  2,000,072
                                                                  ------------
TOBACCO - 2.7%
Altria Group, Inc. .......................               31,770   $  2,332,871
                                                                  ------------
TRUCKING - 1.2%
FedEx Corp. ..............................                3,920   $    458,091
UTI Worldwide, Inc. ......................               22,470        566,918
                                                                  ------------
                                                                  $  1,025,009
                                                                  ------------
UTILITIES - ELECTRIC POWER - 3.1%
CMS Energy Corp. (l)(n) ..................               31,130   $    402,822
Dominion Resources, Inc. .................                4,920        367,967
Edison International .....................                5,430        211,770
Exelon Corp. .............................                8,710        494,989
FPL Group, Inc. ..........................               11,430        472,973
NRG Energy, Inc. (l)(n) ..................                9,300        448,074
TXU Corp. ................................                5,940        355,153
                                                                  ------------
                                                                  $  2,753,748
                                                                  ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $82,748,507) ..........................   $ 86,924,220
                                                                  ------------
WARRANTS - 0.0%
                           Strike     First
Issuer                     Price     Exercise        Shares/Par     Value ($)
AEROSPACE - 0.0%
Raytheon Co. (n) .......    $37.50     6/16/06              836   $     10,575
                                                                  ------------
    TOTAL WARRANTS (IDENTIFIED COST, $10,157) .............       $     10,575
                                                                  ------------
REPURCHASE AGREEMENT - 0.5%
Goldman Sachs, 5.21%, dated 6/30/06, due
  7/03/06, total to be received $486,211
  (secured by various U.S. Treasury and
  Federal Agency obligations in a jointly
  traded account), at Cost ...............         $    486,000   $    486,000
                                                                  ------------
COLLATERAL FOR SECURITIES LOANED - 9.6%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .            8,374,538   $  8,374,538
                                                                  ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $91,619,202) ......................       $ 95,795,333
                                                                  ------------

OTHER ASSETS,
  LESS LIABILITIES - (9.4)% ...............................        (8,239,429)
                                                                  ------------
    NET ASSETS - 100.0% ...................................       $ 87,555,904
                                                                  ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

INTERNATIONAL GROWTH SERIES

COMMON STOCKS - 96.7%

Issuer                                               Shares/Par     Value ($)

ADVERTISING & BROADCASTING - 3.9%
Antena 3 de Television S.A. (l) ..........               38,000   $    867,726
Grupo Televisa S.A., ADR .................              118,200      2,282,442
WPP Group PLC ............................              215,590      2,606,890
                                                                  ------------
                                                                  $  5,757,058
                                                                  ------------
ALCOHOLIC BEVERAGES - 1.9%
Grupo Modelo S.A. de C.V., "C" ...........              302,500   $  1,148,160
Pernod Ricard S.A. (l) ...................                7,890      1,563,603
                                                                  ------------
                                                                  $  2,711,763
                                                                  ------------
APPAREL MANUFACTURERS - 3.9%
Burberry Group PLC .......................              107,400   $    853,212
Li & Fung Ltd. ...........................              762,600      1,541,608
                                                                  ------------
                                                                  $  5,701,672
                                                                  ------------
AUTOMOTIVE - 3.9%
Autoliv, Inc. (l) ........................               19,420   $  1,092,641
Bayerische Motoren Werke AG ..............               23,320      1,164,605
Continental AG ...........................               10,353      1,057,887
Kongsberg Automotive A.S.A ...............               85,040        750,989
Toyota Industries Corp. ..................               39,600      1,563,590
                                                                  ------------
                                                                  $  5,629,712
                                                                  ------------
BANKS & CREDIT COMPANIES - 15.6%
AEON Credit Service Co. Ltd. .............               59,700   $  1,449,801
Aiful Corp. (l) ..........................               19,650      1,048,801
Akbank T.A.S .............................              179,059        859,936
CSU Cardsystem S.A. (n) ..................               64,200        360,308
Erste Bank der Oesterreichischen
  Sparkassen AG...........................               25,220      1,418,781
HSBC Holdings PLC ........................              159,900      2,810,876
ORIX Corp. ...............................                5,390      1,316,012
Raiffeisen International Bank
  Holding AG .............................               11,400        989,674
Societe Generale (l) .....................                9,500      1,396,816
Standard Chartered PLC ...................               60,660      1,479,315
Sumitomo Mitsui Financial Group, Inc. ....                  137      1,448,089
UBS AG ...................................               26,027      2,849,594
Unibanco - Uniao de Bancos Brasileiros
  S.A., ADR ..............................               18,910      1,255,435
UniCredito Italiano S.p.A ................              228,530      1,789,061
                                                                  ------------
                                                                  $ 22,845,261
                                                                  ------------
BIOTECHNOLOGY - 0.8%
Actelion Ltd. (n) ........................               11,790   $  1,186,803
                                                                  ------------
BROKERAGE & ASSET MANAGERS - 2.5%
Julius Baer Holding Ltd. (l) .............               15,630   $  1,356,243
Schroders PLC ............................               40,230        750,682
Singapore Exchange Ltd. ..................              279,000        620,294
Van Lanschot N.V .........................                9,900        919,578
                                                                  ------------
                                                                  $  3,646,797
                                                                  ------------
BUSINESS SERVICES - 1.7%
Euronet Worldwide, Inc. (l)(n) ...........               18,810   $    721,740
Intertek Group PLC .......................               68,100        880,703
Wolseley PLC .............................               41,980        925,268
                                                                  ------------
                                                                  $  2,527,711
                                                                  ------------
COMPUTER SOFTWARE - 1.0%
SAP AG ...................................                7,000   $  1,476,725
                                                                  ------------
CONSTRUCTION - 3.5%
CEMEX S.A. de C.V., ADR (n) ..............               26,094   $  1,486,575
Geberit AG ...............................                1,150      1,328,622
Kaufman & Broad S.A ......................               16,820        916,122
Nexity International .....................                6,860        398,372
Wienerberger AG ..........................               22,010      1,045,434
                                                                  ------------
                                                                  $  5,175,125
                                                                  ------------
CONSUMER GOODS & SERVICES - 4.3%
AmorePacific Corp. (n) ...................                2,760   $  1,191,273
Kao Corp. (l) ............................               51,000      1,334,309
L'Oreal S.A. (l) .........................               14,640      1,382,322
Pacific Corp. ............................                1,171        192,544
Reckitt Benckiser PLC ....................               57,740      2,154,828
                                                                  ------------
                                                                  $  6,255,276
                                                                  ------------
ELECTRICAL EQUIPMENT - 3.2%
Keyence Corp. ............................                3,900   $    995,484
Legrand S.A ..............................               48,160      1,354,649
Nitto Denko Corp. ........................               18,400      1,309,980
Schneider Electric S.A. (l) ..............               10,430      1,086,825
                                                                  ------------
                                                                  $  4,746,938
                                                                  ------------
ELECTRONICS - 7.7%
Canon, Inc. (l) ..........................               29,700   $  1,455,488
Elpida Memory, Inc. (l)(n) ...............               18,400        691,155
Nippon Electric Glass Co. Ltd. ...........               71,000      1,423,411
Royal Philips Electronics N.V ............               68,460      2,138,347
Samsung Electronics Co. Ltd. .............                6,230      3,959,621
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR ..............................              177,271      1,627,348
                                                                  ------------
                                                                  $ 11,295,370
                                                                  ------------
ENERGY - INDEPENDENT - 2.4%
CNOOC Ltd. ...............................            1,657,000   $  1,322,792
Norsk Hydro A.S.A ........................               29,800        789,493
Talisman Energy, Inc. ....................               83,250      1,451,260
                                                                  ------------
                                                                  $  3,563,545
                                                                  ------------
ENERGY - INTEGRATED - 3.6%
Petroleo Brasileiro S.A., ADR ............               16,750   $  1,495,943
TOTAL S.A ................................               57,600      3,789,009
                                                                  ------------
                                                                  $  5,284,952
                                                                  ------------
ENGINEERING - CONSTRUCTION - 0.7%
Aker Kvaerner A.S.A. (l) .................               10,950   $  1,026,774
                                                                  ------------
FOOD & DRUG STORES - 1.9%
Tesco PLC ................................              445,948   $  2,751,789
                                                                  ------------
FOOD & NON ALCOHOLIC BEVERAGES - 2.8%
Groupe Danone (l) ........................               12,820   $  1,628,447
Nestle S.A ...............................                8,008      2,512,519
                                                                  ------------
                                                                  $  4,140,966
                                                                  ------------
FOREST & PAPER PRODUCTS - 0.4%
Aracruz Celulose S.A., ADR (l) ...........               10,390   $    544,644
                                                                  ------------
GAMING & LODGING - 2.6%
Ladbrokes PLC ............................              198,492   $  1,494,359
Orient-Express Hotels Ltd., "A" ..........               18,700        726,308
William Hill Organization Ltd. ...........              133,440      1,544,513
                                                                  ------------
                                                                  $  3,765,180
                                                                  ------------
INSURANCE - 1.6%
AFLAC, Inc. ..............................               22,300   $  1,033,605
Assicurazioni Generali S.p.A .............               35,510      1,292,575
                                                                  ------------
                                                                  $  2,326,180
                                                                  ------------
LEISURE & TOYS - 1.4%
Capcom Co. Ltd. (l) ......................               62,500   $    749,072
Konami Corp. (l) .........................               24,500        540,402
NAMCO BANDAI Holdings, Inc. ..............               45,700        694,233
                                                                  ------------
                                                                  $  1,983,707
                                                                  ------------
MACHINERY & TOOLS - 0.9%
Sandvik AB (l) ...........................              107,500   $  1,250,738
                                                                  ------------
MEDICAL EQUIPMENT - 2.0%
Smith & Nephew PLC .......................              125,880   $    968,626
Straumann Holding AG .....................                3,620        922,081
Synthes, Inc. ............................                9,170      1,105,135
                                                                  ------------
                                                                  $  2,995,842
                                                                  ------------
METALS & MINING - 2.4%
BHP Billiton Ltd. (l) ....................              161,500   $  3,481,949
                                                                  ------------
NETWORK & TELECOM - 2.3%
CSR PLC (n) ..............................               56,170   $  1,307,553
Ericsson, Inc., "B" ......................              383,100      1,266,666
NICE Systems Ltd., ADR (n) ...............               30,000        844,200
                                                                  ------------
                                                                  $  3,418,419
                                                                  ------------
PHARMACEUTICALS - 6.9%
GlaxoSmithKline PLC ......................              156,610   $  4,371,882
Roche Holding AG .........................               20,350      3,360,352
Sanofi-Aventis (l) .......................               24,310      2,371,522
                                                                  ------------
                                                                  $ 10,103,756
                                                                  ------------
PRINTING & PUBLISHING - 1.1%
PagesJaunes Groupe S.A. (l) ..............               52,420   $  1,645,380
                                                                  ------------
SPECIALTY CHEMICALS - 1.2%
L'Air Liquide S.A., Bearer Shares (l) ....                9,352   $  1,821,051
                                                                  ------------
SPECIALTY STORES - 2.7%
Esprit Holdings Ltd. .....................              136,500   $  1,114,293
Industria de Diseno Textil S.A. (l) ......               28,160      1,187,411
KappAhl Holding AB .......................               86,890        639,762
Nishimatsuya Chain Co. Ltd. ..............               38,300        741,074
Photo-Me International PLC ...............              107,800        211,110
                                                                  ------------
                                                                  $  3,893,650
                                                                  ------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
China Mobile Ltd. ........................              273,000   $  1,560,713
                                                                  ------------
TELEPHONE SERVICES - 3.7%
FastWeb S.p.A. (n) .......................               20,410   $    886,715
Singapore Telecommunications Ltd. ........              847,000      1,358,838
Telenor A.S.A. (l) .......................              114,470      1,383,076
TELUS Corp. ..............................               29,620      1,220,107
                                                                  ------------
                                                                  $  5,362,904
                                                                  ------------
UTILITIES - ELECTRIC POWER - 1.1%
Iberdrola S.A. (l) .......................               46,600   $  1,604,501
                                                                  ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $120,322,209) ....                        $141,482,851
                                                                  ------------
SHORT-TERM OBLIGATIONS - 2.9%
General Electric Capital Corp.,
  5.27%, due 7/03/06, at Amortized
  Cost and Value (y) .....................         $  4,256,000   $  4,254,754
                                                                  ------------
COLLATERAL FOR SECURITIES LOANED - 15.9%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..          23,224,984   $ 23,224,984
                                                                  ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $147,801,947) .........................   $168,962,589
                                                                  ------------
OTHER ASSETS,
  LESS LIABILITIES - (15.5)% ..................................    (22,672,928)
                                                                  ------------
    NET ASSETS - 100.0% .......................................   $146,289,661
                                                                  ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

COMMON STOCKS - 92.9%

Issuer                                               Shares/Par     Value ($)

ADVERTISING & BROADCASTING - 1.1%
Grupo Televisa S.A., ADR .................               66,980   $  1,293,384
News Corp., "A" ..........................              174,200      3,341,156
                                                                  ------------
                                                                  $  4,634,540
                                                                  ------------
AEROSPACE - 1.8%
United Technologies Corp. ................              125,970   $  7,989,017
                                                                  ------------
APPAREL MANUFACTURERS - 1.4%
NIKE, Inc., "B" ..........................               76,460   $  6,193,260
                                                                  ------------
AUTOMOTIVE - 0.9%
Harman International Industries, Inc. ....               48,000   $  4,097,760
                                                                  ------------
BANKS & CREDIT COMPANIES - 3.7%
American Express Co. .....................              136,810   $  7,281,028
SLM Corp. ................................               89,720      4,747,982
UBS AG ...................................               38,656      4,232,293
                                                                  ------------
                                                                  $ 16,261,303
                                                                  ------------
BIOTECHNOLOGY - 5.6%
Amgen, Inc. (n) ..........................              113,530   $  7,405,562
Celgene Corp. (l)(n) .....................               93,900      4,453,677
Genzyme Corp. (n) ........................              126,090      7,697,795
Gilead Sciences, Inc. (l)(n) .............               84,870      5,020,909
                                                                  ------------
                                                                  $ 24,577,943
                                                                  ------------
BROKERAGE & ASSET MANAGERS - 2.7%
Chicago Mercantile Exchange Holdings, Inc.               14,460   $  7,102,029
Merrill Lynch & Co., Inc. ................               20,730      1,441,979
Morgan Stanley ...........................               54,600      3,451,266
                                                                  ------------
                                                                  $ 11,995,274
                                                                  ------------
BUSINESS SERVICES - 4.8%
Accenture Ltd., "A" ......................               53,850   $  1,525,032
Amdocs Ltd. (n) ..........................              202,390      7,407,474
Automatic Data Processing, Inc. ..........               24,700      1,120,145
Cintas Corp. .............................               54,320      2,159,763
First Data Corp. .........................              190,600      8,584,624
                                                                  ------------
                                                                  $ 20,797,038
                                                                  ------------
CHEMICALS - 2.0%
3M Co. ...................................               18,690   $  1,509,591
Ecolab, Inc. .............................               67,100      2,722,918
Monsanto Co. .............................               54,000      4,546,260
                                                                  ------------
                                                                  $  8,778,769
                                                                  ------------
COMPUTER SOFTWARE - 4.4%
Adobe Systems, Inc. (n) ..................              189,726   $  5,760,081
Microsoft Corp. ..........................              350,024      8,155,559
Oracle Corp. (n) .........................              357,950      5,186,696
                                                                  ------------
                                                                  $ 19,102,336
                                                                  ------------
COMPUTER SOFTWARE - SYSTEMS - 2.4%
Apple Computer, Inc. (n) .................               61,540   $  3,515,165
Hewlett-Packard Co. ......................              160,600      5,087,808
LG.Philips LCD Co. Ltd., ADR (l)(n) ......               93,540      1,694,945
                                                                  ------------
                                                                  $ 10,297,918
                                                                  ------------
CONGLOMERATES - 0.4%
Textron, Inc. ............................               20,400   $  1,880,472
                                                                  ------------
CONSUMER GOODS & SERVICES - 3.3%
Colgate-Palmolive Co. ....................               33,100   $  1,982,690
eBay, Inc. (n) ...........................              102,100      2,990,509
Procter & Gamble Co. .....................              170,781      9,495,424
                                                                  ------------
                                                                  $ 14,468,623
                                                                  ------------
ELECTRICAL EQUIPMENT - 5.1%
Cooper Industries Ltd., "A" ..............               16,470   $  1,530,392
Danaher Corp. (l) ........................               40,100      2,579,232
General Electric Co. .....................              407,496     13,431,068
Rockwell Automation, Inc. ................               56,200      4,046,962
W.W. Grainger, Inc. ......................               11,300        850,099
                                                                  ------------
                                                                  $ 22,437,753
                                                                  ------------
ELECTRONICS - 5.8%
Intel Corp. ..............................              524,500   $  9,939,275
Marvell Technology Group Ltd. (n) ........               89,800      3,980,834
Samsung Electronics Co. Ltd., GDR ........               13,230      4,157,528
SanDisk Corp. (n) ........................               63,550      3,239,779
Xilinx, Inc. .............................              178,970      4,053,670
                                                                  ------------
                                                                  $ 25,371,086
                                                                  ------------
FOOD & DRUG STORES - 1.4%
CVS Corp. ................................              192,670   $  5,914,969
                                                                  ------------
FOOD & NON ALCOHOLIC BEVERAGES - 1.9%
PepsiCo, Inc. ............................               81,760   $  4,908,870
SYSCO Corp. ..............................              114,900      3,511,344
                                                                  ------------
                                                                  $  8,420,214
                                                                  ------------
GAMING & LODGING - 5.2%
Carnival Corp. ...........................               42,960   $  1,793,150
Harrah's Entertainment, Inc. .............               49,000      3,487,820
International Game Technology ............              141,500      5,368,510
Las Vegas Sands Corp. (n) ................               52,790      4,110,229
MGM Mirage (n) ...........................               79,600      3,247,680
Starwood Hotels & Resorts, Inc. ..........               78,300      4,724,622
                                                                  ------------
                                                                  $ 22,732,011
                                                                  ------------
GENERAL MERCHANDISE - 4.3%
Kohl's Corp. (n) .........................               63,680   $  3,764,762
Target Corp. .............................               89,780      4,387,549
Wal-Mart Stores, Inc. ....................              219,800     10,587,766
                                                                  ------------
                                                                  $ 18,740,077
                                                                  ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.5%
UnitedHealth Group, Inc. .................               50,590   $  2,265,420
                                                                  ------------
INSURANCE - 0.2%
American International Group, Inc. .......               18,360   $  1,084,158
                                                                  ------------
INTERNET - 3.9%
Google, Inc., "A" (n) ....................               25,920   $ 10,869,034
Yahoo!, Inc. (n) .........................              181,830      6,000,390
                                                                  ------------
                                                                  $ 16,869,424
                                                                  ------------
LEISURE & TOYS - 1.7%
Electronic Arts, Inc. (n) ................              176,910   $  7,614,206
                                                                  ------------
MACHINERY & TOOLS - 0.8%
Deere & Co. ..............................               40,600   $  3,389,694
                                                                  ------------
MEDICAL EQUIPMENT - 4.5%
Advanced Medical Optics, Inc. (l)(n) .....              113,270   $  5,742,789
C.R. Bard, Inc. ..........................               36,900      2,703,294
DENTSPLY International, Inc. (l) .........               64,700      3,920,820
Medtronic, Inc. ..........................              135,120      6,339,830
St. Jude Medical, Inc. (n) ...............               29,330        950,879
                                                                  ------------
                                                                  $ 19,657,612
                                                                  ------------
NETWORK & TELECOM - 5.2%
Cisco Systems, Inc. (n) ..................              654,607   $ 12,784,475
Corning, Inc. (n) ........................              367,600      8,892,244
Juniper Networks, Inc. (n) ...............               62,800      1,004,172
                                                                  ------------
                                                                  $ 22,680,891
                                                                  ------------
OIL SERVICES - 3.4%
GlobalSantaFe Corp. ......................              103,330   $  5,967,307
Noble Corp. ..............................               46,350      3,449,367
Transocean, Inc. (n) .....................               14,500      1,164,640
Weatherford International Ltd. (n) .......               83,300      4,133,346
                                                                  ------------
                                                                  $ 14,714,660
                                                                  ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.8%
EMC Corp. (n) ............................              306,990   $  3,367,680
                                                                  ------------
PHARMACEUTICALS - 7.7%
Allergan, Inc. ...........................               31,330   $  3,360,456
Eli Lilly & Co. ..........................               89,760      4,961,035
Johnson & Johnson ........................              166,990     10,006,041
Roche Holding AG (l) .....................               32,290      5,331,979
Sanofi-Aventis (l) .......................               14,900      1,453,545
Wyeth ....................................              194,870      8,654,177
                                                                  ------------
                                                                  $ 33,767,233
                                                                  ------------
RAILROAD & SHIPPING - 0.2%
Norfolk Southern Corp. ...................               12,600   $    670,572
                                                                  ------------
SPECIALTY CHEMICALS - 0.3%
Praxair, Inc. ............................               21,770   $  1,175,580
                                                                  ------------
SPECIALTY STORES - 3.5%
Chico's FAS, Inc. (l)(n) .................               90,800   $  2,449,784
Home Depot, Inc. .........................              116,220      4,159,514
Lowe's Cos., Inc. ........................               33,900      2,056,713
Staples, Inc. ............................              138,080      3,358,106
Williams-Sonoma, Inc. ....................               89,100      3,033,855
                                                                  ------------
                                                                  $ 15,057,972
                                                                  ------------
TELECOMMUNICATIONS - WIRELESS - 0.6%
America Movil S.A. de C.V., "L", ADR .....               76,560   $  2,546,386
                                                                  ------------
TRUCKING - 1.4%
FedEx Corp. ..............................               51,930   $  6,068,540
                                                                  ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $407,391,648) .........................   $405,620,391
                                                                  ------------
WARRANTS - 0.0%
                         Strike     First
Issuer                   Price     Exercise
AEROSPACE - 0.0%
Raytheon Co. (n) .....    $37.50     6/16/06              4,701   $     59,468
                                                                  ------------
    TOTAL WARRANTS (IDENTIFIED COST, $57,117) .................   $     59,468
                                                                  ------------
SHORT-TERM OBLIGATIONS - 4.9% (y)
Citigroup Funding, Inc.,
  5.25%, due 7/03/06 .....................         $ 17,528,000   $ 17,522,888
General Electric Capital Corp.,
  5.27%, due 7/03/06 .....................            3,965,000      3,963,839
                                                                  ------------
    TOTAL SHORT-TERM OBLIGATIONS,
      AT AMORTIZED COST AND VALUE .............................   $ 21,486,727
                                                                  ------------
REPURCHASE AGREEMENTS - 1.6%
Goldman Sachs, 5.21%, dated 6/30/06,
  due 7/03/06, total to be received
  $6,973,026 (secured by various U.S. ....
  Treasury and Federal Agency obligations
  in a jointly traded account), at Cost ..         $  6,970,000   $  6,970,000
                                                                  ------------
COLLATERAL FOR SECURITIES LOANED - 4.5%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..          19,559,958   $ 19,559,958
                                                                  ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $455,465,450) .........................   $453,696,544
                                                                  ------------
OTHER ASSETS,
  LESS LIABILITIES - (3.9)% ...................................    (17,106,614)
                                                                  ------------
    NET ASSETS - 100.0% .......................................   $436,589,930
                                                                  ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

MID CAP VALUE SERIES

COMMON STOCKS - 99.9%

Issuer                                               Shares/Par     Value ($)

ADVERTISING & BROADCASTING - 0.2%
Live Nation, Inc. (n) ....................                2,400   $     48,864
                                                                  ------------
BANKS & CREDIT COMPANIES - 11.3%
BankUnited Financial Corp., "A" ..........                5,650   $    172,438
Compass Bancshares, Inc. .................                5,440        302,464
First Horizon National Corp. .............                4,800        192,960
Investors Financial Services Corp. .......                8,480        380,752
Mercantile Bankshares Corp. ..............                4,750        169,432
New York Community Bancorp, Inc. .........               24,030        396,735
PNC Financial Services Group, Inc. .......                5,130        359,972
Sovereign Bancorp, Inc. ..................               12,431        252,474
TCF Financial Corp. ......................                9,020        238,579
Zions Bancorporation .....................                4,060        316,436
                                                                  ------------
                                                                  $  2,782,242
                                                                  ------------
BROKERAGE & ASSET MANAGERS - 2.4%
Mellon Financial Corp. ...................                9,390   $    323,298
Waddell & Reed Financial, Inc., "A" ......               13,100        269,336
                                                                  ------------
                                                                  $    592,634
                                                                  ------------
CHEMICALS - 2.3%
Nalco Holding Co. (n) ....................               21,740   $    383,276
Rohm & Haas Co. ..........................                3,700        185,444
                                                                  ------------
                                                                  $    568,720
                                                                  ------------
COMPUTER SOFTWARE - 3.5%
BEA Systems, Inc. (n) ....................               29,900   $    391,391
Compuware Corp. (n) ......................                8,590         57,553
McAfee, Inc. (n) .........................               16,550        401,669
                                                                  ------------
                                                                  $    850,613
                                                                  ------------
CONSTRUCTION - 2.5%
D.R. Horton, Inc. ........................               16,000   $    381,120
Pulte Homes, Inc. ........................                7,870        226,577
                                                                  ------------
                                                                  $    607,697
                                                                  ------------
CONSUMER GOODS & SERVICES - 3.9%
Brink's Co. ..............................                5,500   $    310,255
Estee Lauder Cos., Inc., "A" .............                8,010        309,747
Scotts Miracle-Gro Co. ...................                7,720        326,710
                                                                  ------------
                                                                  $    946,712
                                                                  ------------
CONTAINERS - 1.0%
Smurfit-Stone Container Corp. (n) ........               22,760   $    248,994
                                                                  ------------
ELECTRICAL EQUIPMENT - 2.6%
Rockwell Automation, Inc. ................                5,600   $    403,256
W.W. Grainger, Inc. ......................                3,260        245,250
                                                                  ------------
                                                                  $    648,506
                                                                  ------------
ELECTRONICS - 0.7%
SanDisk Corp. (n) ........................                3,520   $    179,450
                                                                  ------------
ENERGY - INDEPENDENT - 2.3%
Newfield Exploration Co. (n) .............                6,370   $    311,748
Noble Energy, Inc. .......................                5,590        261,947
                                                                  ------------
                                                                  $    573,695
                                                                  ------------
ENERGY - INTEGRATED - 1.8%
Hess Corp. ...............................                8,520   $    450,282
                                                                  ------------
FOOD & NON ALCOHOLIC BEVERAGES - 1.7%
Pepsi Bottling Group, Inc. ...............               13,000   $    417,950
                                                                  ------------
FOREST & PAPER PRODUCTS - 1.5%
Bowater, Inc. ............................               16,610   $    377,877
                                                                  ------------
FURNITURE & APPLIANCES - 2.3%
Tempur-Pedic International, Inc. (n) .....               14,570   $    196,841
Tupperware Brands Corp. ..................               18,640        367,022
                                                                  ------------
                                                                  $    563,863
                                                                  ------------
GENERAL MERCHANDISE - 1.5%
Federated Department Stores, Inc. ........               10,080   $    368,928
                                                                  ------------
HEALTH MAINTENANCE ORGANIZATIONS - 2.3%
CIGNA Corp. ..............................                3,240   $    319,172
Health Net, Inc. (n) .....................                5,370        242,563
                                                                  ------------
                                                                  $    561,735
                                                                  ------------
INSURANCE - 10.0%
Ace Ltd. .................................                3,200   $    161,888
Endurance Specialty Holdings Ltd. ........               12,100        387,200
Fidelity National Title Group, Inc. ......               18,500        363,895
First American Corp. .....................                9,900        418,473
Genworth Financial, Inc., "A" ............               11,300        393,692
MGIC Investment Corp. ....................                3,200        208,000
PartnerRe Ltd. ...........................                5,790        370,850
Zenith National Insurance Corp. ..........                3,700        146,779
                                                                  ------------
                                                                  $  2,450,777
                                                                  ------------
INTERNET - 1.7%
RealNetworks, Inc. (n) ...................               39,100   $    418,370
                                                                  ------------
LEISURE & TOYS - 0.8%
Hasbro, Inc. .............................               11,310   $    204,824
                                                                  ------------
MACHINERY & TOOLS - 1.6%
Cummins, Inc. ............................                3,300   $    403,425
                                                                  ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.1%
IMS Health, Inc. .........................                6,700   $    179,895
Tenet Healthcare Corp. (n) ...............               48,200        336,436
                                                                  ------------
                                                                  $    516,331
                                                                  ------------
MEDICAL EQUIPMENT - 1.0%
Advanced Medical Optics, Inc. (n) ........                4,850   $    245,895
                                                                  ------------
NATURAL GAS - PIPELINE - 1.7%
Williams Cos., Inc. ......................               17,620   $    411,603
                                                                  ------------
OIL SERVICES - 0.9%
GlobalSantaFe Corp. ......................                3,930   $    226,958
                                                                  ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.9%
Western Digital Corp. (n) ................               11,600   $    229,796
                                                                  ------------
PHARMACEUTICALS - 0.5%
Alpharma, Inc. ...........................                5,100   $    122,604
                                                                  ------------
PRINTING & PUBLISHING - 3.4%
Lee Enterprises, Inc. ....................               10,960   $    295,372
New York Times Co., "A" ..................               12,840        315,094
Washington Post Co., "B" .................                  300        234,003
                                                                  ------------
                                                                  $    844,469
                                                                  ------------
RAILROAD & SHIPPING - 1.4%
Norfolk Southern Corp. ...................                6,330   $    336,883
                                                                  ------------
REAL ESTATE - 8.9%
CBL & Associates Properties, Inc., REIT ..                9,600   $    373,728
DiamondRock Hospitality Co., REIT ........               11,210        166,020
Equity Office Properties Trust, REIT .....               15,200        554,952
Equity Residential, REIT .................               12,300        550,179
Host Marriott Corp., REIT ................               19,000        415,530
Mills Corp., REIT ........................                5,000        133,750
                                                                  ------------
                                                                  $  2,194,159
                                                                  ------------
RESTAURANTS - 0.2%
Jack in the Box, Inc. (n) ................                1,400   $     54,880
                                                                  ------------
SPECIALTY STORES - 4.0%
Aeropostale, Inc. (n) ....................               12,850   $    371,236
Limited Brands, Inc. .....................                9,800        250,782
PetSmart, Inc. ...........................               14,410        368,896
                                                                  ------------
                                                                  $    990,914
                                                                  ------------
TELECOMMUNICATIONS - WIRELESS - 0.6%
Dobson Communications Corp. (n) ..........               19,500   $    150,735
                                                                  ------------
TELEPHONE SERVICES - 1.5%
Embarq Corp. (n) .........................                9,200   $    377,108
                                                                  ------------
TOBACCO - 1.6%
Reynolds American, Inc. ..................                3,300   $    380,490
                                                                  ------------
TRUCKING - 0.9%
Con-way, Inc. ............................                3,700   $    214,341
                                                                  ------------
UTILITIES - ELECTRIC POWER - 12.4%
American Electric Power Co., Inc. ........               16,300   $    558,275
CMS Energy Corp. (n) .....................               19,480        252,071
Constellation Energy Group, Inc. .........                3,200        174,464
FPL Group, Inc. ..........................                5,570        230,487
Northeast Utilities ......................               12,850        265,609
NRG Energy, Inc. (n) .....................                9,050        436,029
Pepco Holdings, Inc. .....................               18,800        443,304
PG&E Corp. ...............................               14,400        565,632
Xcel Energy, Inc. ........................                6,900        132,342
                                                                  ------------
                                                                  $  3,058,213
                                                                  ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $23,995,040) ..........................   $ 24,621,537
                                                                  ------------
OTHER ASSETS,
  LESS LIABILITIES - 0.1% .....................................         25,964
                                                                  ------------
    NET ASSETS - 100.0% .......................................   $ 24,647,501
                                                                  ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

NEW DISCOVERY SERIES

COMMON STOCKS - 99.3%

Issuer                                               Shares/Par     Value ($)

ALCOHOLIC BEVERAGES - 0.2%
Castle Brands, Inc. (n) ..................               89,610   $    694,478
                                                                  ------------
APPAREL MANUFACTURERS - 1.5%
Carter's, Inc. (n) .......................              109,360   $  2,890,385
Under Armour, Inc. (l)(n) ................               44,250      1,885,935
                                                                  ------------
                                                                  $  4,776,320
                                                                  ------------
BANKS & CREDIT COMPANIES - 6.0%
BankAtlantic Bancorp, Inc. (l) ...........               84,190   $  1,249,380
BankUnited Financial Corp., "A" (l) ......               84,280      2,572,226
Commerce Bancorp, Inc. (l) ...............               93,070      3,319,807
Investors Financial Services Corp. (l) ...              105,460      4,735,154
Nelnet, Inc., "A" (l)(n) .................               22,850        926,567
New York Community Bancorp, Inc. (l) .....              223,130      3,683,876
Signature Bank (n) .......................               85,450      2,766,871
                                                                  ------------
                                                                  $ 19,253,881
                                                                  ------------
BIOTECHNOLOGY - 2.1%
Gen-Probe, Inc. (n) ......................               54,130   $  2,921,937
Millipore Corp. (n) ......................               59,190      3,728,378
                                                                  ------------
                                                                  $  6,650,315
                                                                  ------------
BROKERAGE & ASSET MANAGERS - 0.6%
Thomas Weisel Partners Group LLC (l)(n) ..              102,250   $  1,943,772
                                                                  ------------
BUSINESS SERVICES - 7.0%
Corporate Executive Board Co. ............               23,640      2,368,728
CoStar Group, Inc. (l)(n) ................               39,660      2,372,858
Equinix, Inc. (l)(n) .....................               59,140      3,244,420
Euronet Worldwide, Inc. (l)(n) ...........               99,530      3,818,966
Ritchie Bros. Auctioneers, Inc. ..........               35,270      1,875,659
TALX Corp. (l) ...........................              118,370      2,588,752
Ultimate Software Group, Inc. (l)(n) .....              138,480      2,653,277
                                                                  ------------
                                                                  $ 22,272,924
                                                                  ------------
CHEMICALS - 1.1%
Nalco Holding Co. (n) ....................              199,190   $  3,511,720
                                                                  ------------
COMPUTER SOFTWARE - 7.1%
MicroStrategy, Inc., "A" (n) .............               33,360   $  3,253,267
NAVTEQ Corp. (l)(n) ......................               60,350      2,696,438
Open Solutions, Inc. (l)(n) ..............              126,640      3,369,890
Opsware, Inc. (l)(n) .....................              735,480      6,060,355
TIBCO Software, Inc. (n) .................              688,150      4,851,457
Witness Systems, Inc. (l)(n) .............              116,300      2,345,771
                                                                  ------------
                                                                  $ 22,577,178
                                                                  ------------
COMPUTER SOFTWARE - SYSTEMS - 2.4%
Cognex Corp. (l) .........................              170,350   $  4,434,211
MICROS Systems, Inc. (l)(n) ..............               43,960      1,920,173
Neoware Systems, Inc. (l)(n) .............              116,700      1,434,243
                                                                  ------------
                                                                  $  7,788,627
                                                                  ------------
CONSUMER GOODS & SERVICES - 6.2%
Central Garden & Pet Co. (l)(n) ..........               86,030   $  3,703,592
DTS, Inc. (l)(n) .........................               44,000        857,120
ITT Educational Services, Inc. (l)(n) ....               72,940      4,800,181
LoopNet, Inc. (n) ........................              104,600      1,946,606
Monster Worldwide, Inc. (l)(n) ...........               46,890      2,000,327
PlanetOut, Inc. (n) ......................              172,740      1,209,180
Strayer Education, Inc. (l) ..............               54,340      5,277,501
                                                                  ------------
                                                                  $ 19,794,507
                                                                  ------------
ELECTRICAL EQUIPMENT - 1.7%
Basin Water, Inc. (n) ....................               42,120   $    422,042
MSC Industrial Direct Co., Inc., "A" .....              104,300      4,961,551
                                                                  ------------
                                                                  $  5,383,593
                                                                  ------------
ELECTRONICS - 6.5%
ARM Holdings PLC .........................            2,027,100   $  4,241,289
Cree, Inc. (l)(n) ........................              142,940      3,396,254
Entegris, Inc. (l)(n) ....................              363,937      3,468,320
Kronos, Inc. (n) .........................              111,410      4,034,156
Stratasys, Inc. (l)(n) ...................               87,220      2,569,501
Volterra Semiconductor Corp. (l)(n) ......              210,020      3,204,905
                                                                  ------------
                                                                  $ 20,914,425
                                                                  ------------
ENERGY - INDEPENDENT - 1.9%
EXCO Resources, Inc. (n) .................              310,330   $  3,537,762
Forest Oil Corp. (n) .....................               76,230      2,527,787
                                                                  ------------
                                                                  $  6,065,549
                                                                  ------------
ENGINEERING - CONSTRUCTION - 2.3%
InfraSource Services, Inc. (l)(n) ........              188,440   $  3,431,492
Quanta Services, Inc. (l)(n) .............              220,180      3,815,719
                                                                  ------------
                                                                  $  7,247,211
                                                                  ------------
FOOD & NON ALCOHOLIC BEVERAGES - 1.2%
Diamond Foods, Inc. (l) ..................              139,400   $  2,240,158
United Natural Foods, Inc. (l)(n) ........               51,580      1,703,172
                                                                  ------------
                                                                  $  3,943,330
                                                                  ------------
GAMING & LODGING - 3.1%
Four Seasons Hotels, Inc. ................               30,880   $  1,897,267
Shuffle Master, Inc. (l)(n) ..............              109,300      3,582,854
WMS Industries, Inc. (l)(n) ..............              167,310      4,582,621
                                                                  ------------
                                                                  $ 10,062,742
                                                                  ------------
INTERNET - 1.2%
CNET Networks, Inc. (l)(n) ...............              332,350   $  2,652,153
Vocus, Inc. (l)(n) .......................               78,300      1,115,775
                                                                  ------------
                                                                  $  3,767,928
                                                                  ------------
LEISURE & TOYS - 4.4%
Activision, Inc. (l)(n) ..................              469,991   $  5,348,498
Take-Two Interactive Software, Inc. (l)(n)              129,540      1,380,896
THQ, Inc. (n) ............................              233,979      5,053,946
Ubisoft Entertainment S.A. (l)(n) ........               44,220      2,137,117
                                                                  ------------
                                                                  $ 13,920,457
                                                                  ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.3%
Allion Healthcare, Inc. (l)(n) ...........              102,840   $    893,680
Healthcare Services Group, Inc. (l) ......              165,180      3,460,521
IDEXX Laboratories, Inc. (l)(n) ..........               43,893      3,297,681
MWI Veterinary Supply, Inc. (l)(n) .......              110,970      4,042,637
VCA Antech, Inc. (n) .....................               55,750      1,780,097
Visicu, Inc. (n) .........................               13,720        242,158
WebMD Health Corp. (l)(n) ................               66,060      3,124,638
                                                                  ------------
                                                                  $ 16,841,412
                                                                  ------------
MEDICAL EQUIPMENT - 10.9%
Advanced Medical Optics, Inc. (l)(n) .....               95,010   $  4,817,007
Aspect Medical Systems, Inc. (l)(n) ......              352,020      6,139,229
AtriCure, Inc. (n) .......................              139,860      1,051,747
Conceptus, Inc. (l)(n) ...................              359,240      4,900,034
Cyberonics, Inc. (l)(n) ..................              280,940      5,989,641
Immucor, Inc. (n) ........................              126,495      2,432,499
NeuroMetrix, Inc. (l)(n) .................               46,210      1,407,557
NxStage Medical, Inc. (l)(n) .............               47,080        411,008
Thoratec Corp. (l)(n) ....................              371,000      5,145,770
Ventana Medical Systems, Inc. (l)(n) .....               49,830      2,350,979
                                                                  ------------
                                                                  $ 34,645,471
                                                                  ------------
METALS & MINING - 0.6%
Inmet Mining Corp. .......................               49,640   $  1,852,421
                                                                  ------------
NETWORK & TELECOM - 3.4%
NICE Systems Ltd., ADR (n) ...............              384,300   $ 10,814,202
                                                                  ------------
OIL SERVICES - 3.1%
Atwood Oceanics, Inc. (l)(n) .............               49,420   $  2,451,232
Dresser-Rand Group, Inc. (l)(n) ..........              163,830      3,846,728
Natural Gas Services Group, Inc. (l)(n) ..              114,690      1,716,909
Universal Compression Holdings, Inc. (n) ..              32,210      2,028,264
                                                                  ------------
                                                                  $ 10,043,133
                                                                  ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.9%
Nuance Communications, Inc. (l)(n) .......              604,965   $  6,085,948
                                                                  ------------
PHARMACEUTICALS - 3.2%
Auxilium Pharmaceuticals, Inc. (n) .......              203,110   $  1,580,196
Endo Pharmaceuticals Holdings, Inc. (n) ..              103,260      3,405,515
Medicis Pharmaceutical Corp., "A" (l) ....              225,060      5,401,440
                                                                  ------------
                                                                  $ 10,387,151
                                                                  ------------
PRINTING & PUBLISHING - 0.9%
Morningstar, Inc. (l)(n) .................               39,720   $  1,647,586
Playboy Enterprises, Inc., "B" (l)(n) ....              118,810      1,185,724
                                                                  ------------
                                                                  $  2,833,310
                                                                  ------------
RESTAURANTS - 2.8%
Peet's Coffee & Tea, Inc. (l)(n) .........               34,810   $  1,050,914
Red Robin Gourmet Burgers, Inc. (l)(n) ...              102,460      4,360,698
Texas Roadhouse, Inc. (l)(n) .............              259,110      3,503,167
                                                                  ------------
                                                                  $  8,914,779
                                                                  ------------
SPECIALTY CHEMICALS - 0.6%
NuCO2, Inc. (l)(n) .......................               78,560   $  1,888,582
                                                                  ------------
SPECIALTY STORES - 8.4%
A.C. Moore Arts & Crafts, Inc. (l)(n) ....              275,180   $  4,488,186
Aeropostale, Inc. (n) ....................              103,310      2,984,626
CarMax, Inc. (n) .........................               59,580      2,112,707
Celebrate Express, Inc. (l)(n) ...........               78,840      1,025,708
Citi Trends, Inc. (n) ....................               30,320      1,294,361
Hibbett Sporting Goods, Inc. (l)(n) ......              101,040      2,414,856
Monro Muffler Brake, Inc. (l) ............               69,220      2,253,803
Rent-A-Center, Inc. (l)(n) ...............              123,280      3,064,741
Stage Stores, Inc. (l) ...................               83,320      2,749,560
Urban Outfitters, Inc. (n) ...............              244,590      4,277,879
                                                                  ------------
                                                                  $ 26,666,427
                                                                  ------------
TELEPHONE SERVICES - 1.7%
Global Crossing Ltd. (l)(n) ..............               71,610   $  1,272,510
Level 3 Communications, Inc. (l)(n) ......              936,480      4,157,971
                                                                  ------------
                                                                  $  5,430,481
                                                                  ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $306,527,411) .........................   $316,972,274
                                                                  ------------
SHORT-TERM OBLIGATIONS - 0.3%
New Center Asset Trust,
  5.28%, due 7/03/06, at Amortized
  Cost and Value (y) .....................         $    921,000   $    920,730
                                                                  ------------
COLLATERAL FOR SECURITIES LOANED - 23.6%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..          75,410,818   $ 75,410,818
                                                                  ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $382,858,959) .........................   $393,303,822
                                                                  ------------
OTHER ASSETS,
  LESS LIABILITIES - (23.2)% ..................................    (74,121,091)
                                                                  ------------
    NET ASSETS - 100.0% .......................................   $319,182,731
                                                                  ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

RESEARCH INTERNATIONAL SERIES

COMMON STOCKS - 98.7%

Issuer                                               Shares/Par     Value ($)

ADVERTISING & BROADCASTING - 3.1%
Antena 3 de Television S.A. (l) ..........               27,280   $    622,936
Grupo Televisa S.A., ADR .................              105,640      2,039,908
Nippon Television Network Corp. ..........                6,650        904,481
WPP Group PLC ............................              276,020      3,337,603
                                                                  ------------
                                                                  $  6,904,928
                                                                  ------------
AIRLINES - 0.2%
Grupo Aeroportuario del Pacifico S.A. de
  C.V., ADR ..............................               15,870   $    505,460
                                                                  ------------
ALCOHOLIC BEVERAGES - 1.9%
Diageo PLC ...............................              136,200   $  2,288,570
Grupo Modelo S.A. de C.V., "C" ...........              292,920      1,111,798
Pernod Ricard S.A. (l) ...................                4,920        975,022
                                                                  ------------
                                                                  $  4,375,390
                                                                  ------------
APPAREL MANUFACTURERS - 1.8%
Burberry Group PLC .......................              173,990   $  1,382,220
Li & Fung Ltd. ...........................              545,600      1,102,939
                                                                  ------------
                                                                  $  3,919,815
                                                                  ------------
AUTOMOTIVE - 4.2%
Bayerische Motoren Werke AG ..............               46,240   $  2,309,233
Continental AG ...........................               21,738      2,221,226
Hyundai Mobis ............................               14,790      1,251,791
Nissan Motor Co. Ltd. ....................              191,300      2,088,884
Toyota Motor Corp. .......................               30,500      1,595,938
                                                                  ------------
                                                                  $  9,467,072
                                                                  ------------
BANKS & CREDIT COMPANIES - 23.0%
AEON Credit Service Co. Ltd. .............               24,100   $    585,263
Aiful Corp. ..............................               20,200      1,078,157
Akbank T.A.S .............................              349,234      1,677,206
Banco Bilbao Vizcaya Argentaria S.A. (l) ..             128,530      2,642,459
Banco Nossa Caixa S.A ....................               29,760        632,343
Barclays PLC .............................              240,670      2,732,299
BNP Paribas - Ordinary (l) ...............               42,439      4,061,390
Credit Agricole S.A. (l) .................               70,827      2,694,037
CSU Cardsystem S.A. (n) ..................              102,640        576,043
DBS Group Holdings Ltd. ..................              199,000      2,275,004
DEPFA Bank PLC ...........................               30,050        497,929
Erste Bank der Oesterreichischen Sparkassen
  AG (l) .................................               31,556      1,775,221
Hana Financial Group, Inc. ...............               22,780      1,070,870
HSBC Holdings PLC ........................              168,825      2,967,768
Mitsubishi Tokyo Financial Group, Inc. ...                  214      2,991,046
ORIX Corp. (l) ...........................                7,540      1,840,952
OTP Bank Ltd., GDR .......................               23,350      1,319,275
Royal Bank of Scotland Group PLC .........              101,050      3,319,346
Shinhan Financial Group Co. Ltd. .........               43,910      2,059,547
Shinsei Bank Ltd. ........................              230,000      1,456,650
Sumitomo Mitsui Financial Group, Inc. ....                  267      2,822,188
Svenska Handelsbanken AB, "A" ............               45,500      1,172,542
Takefuji Corp. (l) .......................               16,970      1,011,010
UBS AG ...................................               39,897      4,368,166
Unibanco - Uniao de Bancos Brasileiros
  S.A., ADR ..............................               20,500      1,360,995
UniCredito Italiano S.p.A. (l) ...........              343,710      2,690,755
                                                                  ------------
                                                                  $ 51,678,461
                                                                  ------------
BIOTECHNOLOGY - 0.7%
Actelion Ltd. (n) ........................               16,260   $  1,636,761
                                                                  ------------
BROKERAGE & ASSET MANAGERS - 0.2%
Singapore Exchange Ltd. ..................              245,000   $    544,702
                                                                  ------------
BUSINESS SERVICES - 0.7%
Mitsubishi Corp. .........................               76,600   $  1,528,989
                                                                  ------------
CHEMICALS - 3.1%
Bayer AG .................................               65,960   $  3,030,934
Syngenta AG ..............................               18,782      2,493,729
Umicore ..................................               10,930      1,458,943
                                                                  ------------
                                                                  $  6,983,606
                                                                  ------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
Capgemini S.A. (l) .......................               28,590   $  1,631,394
                                                                  ------------
CONGLOMERATES - 1.1%
Siemens AG ...............................               28,820   $  2,506,757
                                                                  ------------
CONSTRUCTION - 2.9%
CEMEX S.A. de C.V., ADR (n) ..............               41,282   $  2,351,836
Consorcio ARA S.A. de C.V ................               72,250        296,997
Geberit AG ...............................                1,200      1,386,388
Italcementi S.p.A ........................               74,310      1,214,691
Italcementi S.p.A. - Ordinary (l) ........               35,770        904,613
Urbi Desarrollos Urbanos S.A. de C.V. (n) .             115,780        271,335
                                                                  ------------
                                                                  $  6,425,860
                                                                  ------------
CONSUMER GOODS & SERVICES - 1.9%
Kao Corp. ................................               87,000   $  2,276,174
Reckitt Benckiser PLC ....................               43,260      1,614,442
                                                                  ------------
                                                                  $  4,202,978
                                                                  ------------
ELECTRICAL EQUIPMENT - 1.3%
Schneider Electric S.A. (l) ..............               26,904   $  2,803,446
                                                                  ------------
ELECTRONICS - 5.7%
Konica Minolta Holdings, Inc. (n) ........               77,500   $    978,270
Nintendo Co. Ltd. ........................                7,900      1,325,006
Nippon Electric Glass Co. Ltd. ...........               37,000        741,778
Royal Philips Electronics N.V ............               70,260      2,194,570
Samsung Electronics Co. Ltd. .............                9,780      6,215,905
Taiwan Semiconductor Manufacturing
  Co. Ltd. ...............................              798,242      1,439,918
                                                                  ------------
                                                                  $ 12,895,447
                                                                  ------------
ENERGY - INDEPENDENT - 1.2%
Canadian Natural Resources Ltd. ..........                9,790   $    540,730
CNOOC Ltd. ...............................            1,493,000      1,191,870
Norsk Hydro A.S.A ........................               39,900      1,057,072
                                                                  ------------
                                                                  $  2,789,672
                                                                  ------------
ENERGY - INTEGRATED - 6.4%
Petroleo Brasileiro S.A., ADR ............                9,530   $    851,124
Royal Dutch Shell PLC ....................              169,730      5,707,086
Statoil A.S.A. (l) .......................               88,930      2,520,234
TOTAL S.A. (l) ...........................               80,490      5,294,745
                                                                  ------------
                                                                  $ 14,373,189
                                                                  ------------
FOOD & DRUG STORES - 1.5%
Sundrug Co. Ltd. .........................               21,300   $    522,848
Tesco PLC ................................              474,809      2,929,880
                                                                  ------------
                                                                  $  3,452,728
                                                                  ------------
FOOD & NON ALCOHOLIC BEVERAGES - 2.4%
Nestle S.A. (l) ..........................               15,234   $  4,779,685
Nong Shim Co. Ltd. .......................                2,228        587,088
                                                                  ------------
                                                                  $  5,366,773
                                                                  ------------
FOREST & PAPER PRODUCTS - 1.0%
Aracruz Celulose S.A., ADR (l) ...........               21,410   $  1,122,312
Votorantim Celulose e Papel S.A., ADR ....               69,550      1,083,589
                                                                  ------------
                                                                  $  2,205,901
                                                                  ------------
INSURANCE - 3.7%
Assicurazioni Generali S.p.A. (l) ........               83,150   $  3,026,687
AXA (l) ..................................              109,190      3,582,261
Swiss Reinsurance Co. ....................               23,762      1,659,010
                                                                  ------------
                                                                  $  8,267,958
                                                                  ------------
INTERNET - 0.3%
Universo Online S.A., IPS (n) ............              102,900   $    594,138
                                                                  ------------
LEISURE & TOYS - 0.8%
Capcom Co. Ltd. (l) ......................               59,200   $    709,521
Konami Corp. (l) .........................               25,000        551,430
NAMCO BANDAI Holdings, Inc. ..............               38,300        581,819
                                                                  ------------
                                                                  $  1,842,770
                                                                  ------------
MACHINERY & TOOLS - 0.5%
Fanuc Ltd. ...............................               12,400   $  1,113,536
                                                                  ------------
METALS & MINING - 4.9%
BHP Billiton PLC .........................              205,600   $  3,984,585
Companhia Siderurgica Nacional S.A.,
  ADR (l) ................................               43,160      1,389,752
Companhia Vale do Rio Doce, ADR ..........              110,900      2,666,036
POSCO ....................................                8,330      2,234,503
Ternium S.A., ADR (n) ....................               25,200        609,084
                                                                  ------------
                                                                  $ 10,883,960
                                                                  ------------
NATURAL GAS - DISTRIBUTION - 0.7%
Tokyo Gas Co. Ltd. .......................              335,000   $  1,577,331
                                                                  ------------
NETWORK & TELECOM - 1.3%
Ericsson, Inc., "B" ......................              679,920   $  2,248,060
TomTom N.V. (n) ..........................               16,980        660,194
                                                                  ------------
                                                                  $  2,908,254
                                                                  ------------
OIL SERVICES - 0.6%
Saipem S.p.A. (l) ........................               34,340   $    780,155
Vallourec S.A. (l) .......................                  390        468,716
                                                                  ------------
                                                                  $  1,248,871
                                                                  ------------
PHARMACEUTICALS - 6.8%
Astellas Pharma, Inc. ....................               70,400   $  2,582,922
GlaxoSmithKline PLC ......................              225,740      6,301,696
Novartis AG ..............................               72,590      3,926,349
Roche Holding AG .........................               15,140      2,500,036
                                                                  ------------
                                                                  $ 15,311,003
                                                                  ------------
REAL ESTATE - 0.7%
K.K. DaVinci Advisors (l)(n) .............                1,596   $  1,575,436
                                                                  ------------
SPECIALTY CHEMICALS - 1.2%
Asahi Glass Co. Ltd. (l) .................              123,000   $  1,559,057
Lonza Group AG ...........................               17,280      1,183,861
                                                                  ------------
                                                                  $  2,742,918
                                                                  ------------
SPECIALTY STORES - 1.6%
Grupo Elektra S.A. de C.V ................               65,920   $    622,542
NEXT PLC .................................               59,840      1,804,248
Yamada Denki Co. Ltd. ....................               12,400      1,264,101
                                                                  ------------
                                                                  $  3,690,891
                                                                  ------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
America Movil S.A. de C.V., "L", ADR .....               42,190   $  1,403,239
PT Indonesian Satellite Corp. Tbk ........            1,020,000        470,744
Rogers Communications, Inc., "B" .........               16,080        646,251
Vodafone Group PLC .......................              778,850      1,658,361
                                                                  ------------
                                                                  $  4,178,595
                                                                  ------------
TELEPHONE SERVICES - 3.6%
FastWeb S.p.A. (l)(n) ....................               28,923   $  1,256,564
Singapore Telecommunications Ltd. ........            1,155,000      1,852,961
Telefonica S.A ...........................               39,119        651,203
Telenor A.S.A. (l) .......................              166,210      2,008,221
TELUS Corp. ..............................               55,810      2,298,926
                                                                  ------------
                                                                  $  8,067,875
                                                                  ------------
TRUCKING - 0.6%
TNT N.V ..................................               39,170   $  1,401,261
                                                                  ------------
UTILITIES - ELECTRIC POWER - 4.5%
E.ON AG ..................................               36,720   $  4,226,291
Equatorial Energia S.A., IEU (n) .........              110,370        764,724
Iberdrola S.A. (l) .......................               81,120      2,793,071
Scottish Power PLC .......................               77,080        830,223
Suez S.A. (l) ............................               35,911      1,492,205
                                                                  ------------
                                                                  $ 10,106,514
                                                                  ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $193,112,451) .........................   $221,710,640
                                                                  ------------
COLLATERAL FOR SECURITIES LOANED - 13.1%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..          29,488,495   $ 29,488,495
                                                                  ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $222,600,946) .........................   $251,199,135
                                                                  ------------
OTHER ASSETS,
  LESS LIABILITIES - (11.8)% ..................................    (26,512,981)
                                                                  ------------
    NET ASSETS - 100.0% .......................................   $224,686,154
                                                                  ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

STRATEGIC GROWTH SERIES

COMMON STOCKS - 96.7%

Issuer                                               Shares/Par     Value ($)

ADVERTISING & BROADCASTING - 3.8%
Grupo Televisa S.A., ADR .................               54,000   $  1,042,740
News Corp., "A" ..........................               88,800      1,703,184
                                                                  ------------
                                                                  $  2,745,924
                                                                  ------------
AEROSPACE - 1.7%
United Technologies Corp. ................               19,200   $  1,217,664
                                                                  ------------
AUTOMOTIVE - 1.1%
Harman International Industries, Inc. (l) ..              9,160   $    781,989
                                                                  ------------
BANKS & CREDIT COMPANIES - 6.4%
American Express Co. .....................               25,300   $  1,346,466
Bank of New York Co., Inc. ...............               27,000        869,400
State Street Corp. .......................               19,600      1,138,564
UBS AG ...................................               11,300      1,239,610
                                                                  ------------
                                                                  $  4,594,040
                                                                  ------------
BIOTECHNOLOGY - 5.3%
Celgene Corp. (l)(n) .....................               17,840   $    846,151
Genzyme Corp. (n) ........................               20,160      1,230,768
Gilead Sciences, Inc. (n) ................               16,850        996,846
Millipore Corp. (n) ......................               11,180        704,228
                                                                  ------------
                                                                  $  3,777,993
                                                                  ------------
BROKERAGE & ASSET MANAGERS - 5.2%
Charles Schwab Corp. .....................               79,300   $  1,267,214
Goldman Sachs Group, Inc. ................                3,440        517,479
                                                                  ------------
                                                                  $  3,700,178
                                                                  ------------
BUSINESS SERVICES - 6.2%
Amdocs Ltd. (n) ..........................               25,520   $    934,032
Cognizant Technology Solutions
  Corp., "A" (l)(n) ......................               16,100      1,084,657
First Data Corp. .........................               52,800      2,378,112
                                                                  ------------
                                                                  $  4,396,801
                                                                  ------------
CHEMICALS - 2.2%
Monsanto Co. .............................               19,000   $  1,599,610
                                                                  ------------
COMPUTER SOFTWARE - 3.3%
Adobe Systems, Inc. (n) ..................               77,120   $  2,341,363
                                                                  ------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
Apple Computer, Inc. (n) .................                4,700   $    268,464
                                                                  ------------
CONSUMER GOODS & SERVICES - 4.1%
Colgate-Palmolive Co. ....................               18,800   $  1,126,120
eBay, Inc. (n) ...........................               44,100      1,291,689
Monster Worldwide, Inc. (n) ..............               12,300        524,718
                                                                  ------------
                                                                  $  2,942,527
                                                                  ------------
ELECTRICAL EQUIPMENT - 2.1%
Rockwell Automation, Inc. (l) ............               20,500   $  1,476,205
                                                                  ------------
ELECTRONICS - 5.1%
Intel Corp. ..............................               54,900   $  1,040,355
Marvell Technology Group Ltd. (l)(n) .....               13,600        602,888
Samsung Electronics Co. Ltd., GDR ........                3,000        942,750
SanDisk Corp. (l)(n) .....................               20,180      1,028,776
                                                                  ------------
                                                                  $  3,614,769
                                                                  ------------
FOOD & NON ALCOHOLIC BEVERAGES - 2.6%
Kellogg Co. ..............................                7,300   $    353,539
PepsiCo, Inc. ............................               25,500      1,531,020
                                                                  ------------
                                                                  $  1,884,559
                                                                  ------------
GAMING & LODGING - 3.0%
International Game Technology ............               26,700   $  1,012,998
Las Vegas Sands Corp. (l)(n) .............               14,400      1,121,184
                                                                  ------------
                                                                  $  2,134,182
                                                                  ------------
GENERAL MERCHANDISE - 3.3%
Costco Wholesale Corp. (l) ...............               23,900   $  1,365,407
Kohl's Corp. (n) .........................                9,800        579,376
Wal-Mart Stores, Inc. ....................                9,300        447,981
                                                                  ------------
                                                                  $  2,392,764
                                                                  ------------
INTERNET - 5.6%
Google, Inc., "A" (n) ....................                5,900   $  2,474,047
Yahoo!, Inc. (n) .........................               47,210      1,557,930
                                                                  ------------
                                                                  $  4,031,977
                                                                  ------------
LEISURE & TOYS - 3.2%
Electronic Arts, Inc. (n) ................               52,660   $  2,266,486
                                                                  ------------
MEDICAL EQUIPMENT - 3.3%
Advanced Medical Optics, Inc. (l)(n) .....               22,650   $  1,148,355
Cytyc Corp. (n) ..........................               47,380      1,201,557
                                                                  ------------
                                                                  $  2,349,912
                                                                  ------------
METALS & MINING - 1.4%
BHP Billiton Ltd., ADR (l) ...............               22,600   $    973,382
                                                                  ------------
NETWORK & TELECOM - 7.7%
Cisco Systems, Inc. (n) ..................               86,600   $  1,691,298
Corning, Inc. (n) ........................               28,860        698,124
Juniper Networks, Inc. (l)(n) ............               75,500      1,207,245
Nortel Networks Corp. (n) ................              332,700        745,248
QUALCOMM, Inc. ...........................               29,000      1,162,030
                                                                  ------------
                                                                  $  5,503,945
                                                                  ------------
OIL SERVICES - 5.8%
GlobalSantaFe Corp. (l) ..................               19,200   $  1,108,800
National-Oilwell Varco, Inc. (l)(n) ......               12,200        772,504
Schlumberger Ltd. ........................               22,700      1,477,997
Transocean, Inc. (n) .....................                9,500        763,040
                                                                  ------------
                                                                  $  4,122,341
                                                                  ------------
PHARMACEUTICALS - 6.1%
Allergan, Inc. ...........................               16,070   $  1,723,668
GlaxoSmithKline PLC ......................               35,500        991,008
Roche Holding AG .........................                9,920      1,638,069
                                                                  ------------
                                                                  $  4,352,745
                                                                  ------------
RESTAURANTS - 1.4%
Starbucks Corp. (n) ......................               26,960   $  1,018,010
                                                                  ------------
SPECIALTY STORES - 1.6%
Best Buy Co., Inc. .......................               21,350   $  1,170,834
                                                                  ------------
TELECOMMUNICATIONS - WIRELESS - 1.4%
America Movil S.A. de C.V., "L", ADR .....               29,010   $    964,873
                                                                  ------------
TELEPHONE SERVICES - 2.1%
American Tower Corp., "A" (l)(n) .........               49,190   $  1,530,793
                                                                  ------------
TRUCKING - 1.3%
FedEx Corp. ..............................                8,000   $    934,880
                                                                  ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $68,723,561) ..........................   $ 69,089,210
                                                                  ------------
SHORT-TERM OBLIGATIONS - 3.3%
General Electric Capital Corp.,
  5.27%, due 7/03/06, at Amortized Cost and
  Value (y) ..............................         $  2,383,000   $  2,382,302
                                                                  ------------
COLLATERAL FOR SECURITIES LOANED - 15.0%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .           10,676,857   $ 10,676,857
                                                                  ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $81,782,720) ..........................   $ 82,148,369
                                                                  ------------
OTHER ASSETS,
  LESS LIABILITIES - (15.0)% ..................................    (10,693,955)
                                                                  ------------
    NET ASSETS - 100.0% .......................................   $ 71,454,414
                                                                  ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

STRATEGIC VALUE SERIES

COMMON STOCKS - 97.6%

Issuer                                               Shares/Par     Value ($)

ADVERTISING & BROADCASTING - 2.8%
CBS Corp., "B" ...........................                9,635   $    260,628
                                                                  ------------
ALCOHOLIC BEVERAGES - 0.6%
Molson Coors Brewing Co. .................                  780   $     52,946
                                                                  ------------
BANKS & CREDIT COMPANIES - 11.1%
Bank of America Corp. ....................                8,496   $    408,658
J.P. Morgan Chase & Co. ..................                9,420        395,640
PNC Financial Services Group, Inc. .......                3,230        226,649
                                                                  ------------
                                                                  $  1,030,947
                                                                  ------------
BROKERAGE & ASSET MANAGERS - 4.0%
Mellon Financial Corp. ...................                8,145   $    280,432
Merrill Lynch & Co., Inc. ................                1,305         90,776
                                                                  ------------
                                                                  $    371,208
                                                                  ------------
COMPUTER SOFTWARE - 8.7%
Compuware Corp. (n) ......................               29,790   $    199,593
Oracle Corp. (n) .........................               10,660        154,463
Symantec Corp. (n) .......................               29,410        457,031
                                                                  ------------
                                                                  $    811,087
                                                                  ------------
COMPUTER SOFTWARE - SYSTEMS - 4.0%
Dell, Inc. (n) ...........................               10,310   $    251,667
Sun Microsystems, Inc. (n) ...............               28,010        116,242
                                                                  ------------
                                                                  $    367,909
                                                                  ------------
CONSTRUCTION - 3.0%
Masco Corp. ..............................                9,430   $    279,505
                                                                  ------------
CONSUMER GOODS & SERVICES - 2.3%
Alberto-Culver Co. .......................                1,120   $     54,566
Estee Lauder Cos., Inc., "A" .............                4,170        161,254
                                                                  ------------
                                                                  $    215,820
                                                                  ------------
CONTAINERS - 3.9%
Owens-Illinois, Inc. (n) .................               21,670   $    363,189
                                                                  ------------
ELECTRICAL EQUIPMENT - 4.0%
Tyco International Ltd. ..................               13,490   $    370,975
                                                                  ------------
ENERGY - INDEPENDENT - 4.8%
Apache Corp. .............................                3,140   $    214,305
Devon Energy Corp. .......................                3,740        225,933
                                                                  ------------
                                                                  $    440,238
                                                                  ------------
FOREST & PAPER PRODUCTS - 1.8%
Bowater, Inc. ............................                7,132   $    162,253
                                                                  ------------
GENERAL MERCHANDISE - 3.8%
Saks, Inc. ...............................               12,100   $    195,657
Wal-Mart Stores, Inc. ....................                3,300        158,961
                                                                  ------------
                                                                  $    354,618
                                                                  ------------
INSURANCE - 5.4%
Allstate Corp. ...........................                4,190   $    229,319
Conseco, Inc. (n) ........................               11,880        274,428
                                                                  ------------
                                                                  $    503,747
                                                                  ------------
LEISURE & TOYS - 1.6%
Mattel, Inc. .............................                9,000   $    148,590
                                                                  ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.4%
Tenet Healthcare Corp. (n) ...............               18,610   $    129,898
                                                                  ------------
MEDICAL EQUIPMENT - 1.2%
Pall Corp. ...............................                4,050   $    113,400
                                                                  ------------
NETWORK & TELECOM - 4.3%
Nortel Networks Corp. (n) ................              176,350   $    395,024
                                                                  ------------
OIL SERVICES - 4.3%
GlobalSantaFe Corp. ......................                3,355   $    193,751
Noble Corp. ..............................                2,810        209,120
                                                                  ------------
                                                                  $    402,871
                                                                  ------------
PHARMACEUTICALS - 8.6%
Merck & Co., Inc. ........................               11,815   $    430,420
Wyeth ....................................                8,290        368,159
                                                                  ------------
                                                                  $    798,579
                                                                  ------------
PRINTING & PUBLISHING - 1.6%
New York Times Co., "A" ..................                5,980   $    146,749
                                                                  ------------
SPECIALTY STORES - 2.5%
OfficeMax, Inc. ..........................                5,780   $    235,535
                                                                  ------------
TELEPHONE SERVICES - 9.1%
Embarq Corp. (n) .........................                  866   $     35,497
Sprint Nextel Corp. ......................               17,420        348,226
Verizon Communications, Inc. .............               13,875        464,674
                                                                  ------------
                                                                  $    848,397
                                                                  ------------
UTILITIES - ELECTRIC POWER - 2.8%
FPL Group, Inc. ..........................                6,270   $    259,453
                                                                  ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $8,690,901) ...........................   $  9,063,566
                                                                  ------------
SHORT-TERM OBLIGATIONS - 2.3%
Abbey National North America LLC,
  5.27%, due 7/03/06, at Amortized Cost
  and Value (y) ..........................         $    213,000   $    212,938
                                                                  ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $8,903,839) ...........................   $  9,276,504
                                                                  ------------
OTHER ASSETS,
  LESS LIABILITIES - 0.1% .....................................          7,776
                                                                  ------------
    NET ASSETS - 100.0% .......................................   $  9,284,280
                                                                  ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

TECHNOLOGY SERIES

COMMON STOCKS - 96.5%

Issuer ...................................           Shares/Par      Value ($)

BUSINESS SERVICES - 13.1%
Amdocs Ltd. (n) ..........................                4,800   $    175,680
CheckFree Corp. (n) ......................                2,100        104,076
Cognizant Technology Solutions
  Corp., "A" (l)(n) ......................                7,930        534,244
Equinix, Inc. (l)(n) .....................                9,280        509,101
Euronet Worldwide, Inc. (l)(n) ...........                3,500        134,295
First Data Corp. .........................               22,150        997,636
Ultimate Software Group, Inc. (l)(n) .....               11,200        214,592
                                                                  ------------
                                                                  $  2,669,624
                                                                  ------------
COMPUTER SOFTWARE - 17.8%
Adobe Systems, Inc. (n) ..................               18,560   $    563,482
Altiris, Inc. (l)(n) .....................                8,750        157,850
Blue Coat Systems, Inc. (n) ..............               13,400        225,924
McAfee, Inc. (l)(n) ......................               12,050        292,453
Oracle Corp. (n) .........................               36,800        533,232
Parametric Technology Corp. (n) ..........               10,400        132,184
Salesforce.com, Inc. (l)(n) ..............               17,320        461,751
Symantec Corp. (l)(n) ....................               24,401        379,192
TIBCO Software, Inc. (n) .................              126,990        895,280
                                                                  ------------
                                                                  $  3,641,348
                                                                  ------------
COMPUTER SOFTWARE - SYSTEMS - 3.8%
Apple Computer, Inc. (n) .................                5,100   $    291,312
Hewlett-Packard Co. ......................                6,300        199,584
LG.Philips LCD Co. Ltd. (n) ..............                7,500        279,051
                                                                  ------------
                                                                  $    769,947
                                                                  ------------
ELECTRONICS - 21.7%
Cree, Inc. (l)(n) ........................                7,840   $    186,278
Intel Corp. ..............................               69,700      1,320,815
Linear Technology Corp. (l) ..............                4,100        137,309
Marvell Technology Group Ltd. (l)(n) .....                8,180        362,619
Nintendo Co. Ltd. ........................                1,200        201,267
Samsung Electronics Co. Ltd., GDR ........                1,770        556,223
SanDisk Corp. (l)(n) .....................               15,230        776,425
Spansion, Inc., "A" (l)(n) ...............               22,470        358,172
Volterra Semiconductor Corp. (l)(n) ......               34,690        529,369
                                                                  ------------
                                                                  $  4,428,477
                                                                  ------------
INTERNET - 10.6%
Baidu.com, Inc., ADR (l)(n) ..............                2,970   $    245,114
Google, Inc., "A" (n) ....................                1,930        809,307
NHN Corp. (n) ............................                1,426        496,000
RightNow Technologies, Inc. (l)(n) .......               12,020        200,494
TENCENT Holdings Ltd. ....................              199,000        417,655
                                                                  ------------
                                                                  $  2,168,570
                                                                  ------------
LEISURE & TOYS - 2.8%
Capcom Co. Ltd. ..........................               22,200   $    266,070
Electronic Arts, Inc. (n) ................                7,160        308,166
                                                                  ------------
                                                                  $    574,236
                                                                  ------------
NETWORK & TELECOM - 21.5%
Cisco Systems, Inc. (n) ..................               53,120   $  1,037,434
Corning, Inc. (n) ........................               22,330        540,163
F5 Networks, Inc. (l)(n) .................                7,410        396,287
Foundry Networks, Inc. (n) ...............               21,200        225,992
Juniper Networks, Inc. (l)(n) ............               45,390        725,786
NICE Systems Ltd., ADR (n) ...............               17,860        502,580
Nortel Networks Corp. (n) ................              310,270        695,005
Sonus Networks, Inc. (l)(n) ..............               54,550        270,023
                                                                  ------------
                                                                  $  4,393,270
                                                                  ------------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
Network Appliance, Inc. (l)(n) ...........                5,900   $    208,270
                                                                  ------------
TELEPHONE SERVICES - 4.2%
Global Crossing Ltd. (l)(n) ..............               12,840   $    228,167
Level 3 Communications, Inc. (l)(n) ......              109,250        485,070
PCCW Ltd. ................................              200,000        142,922
                                                                  ------------
                                                                  $    856,159
                                                                  ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $20,822,728) ..........................   $ 19,709,901
                                                                  ------------
SHORT-TERM OBLIGATIONS - 1.5%
New Center Asset Trust,
  5.28%, due 7/03/06, at Amortized Cost and
  Value (y) ..............................         $    317,000   $    316,907
                                                                  ------------
COLLATERAL FOR SECURITIES LOANED - 23.7%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .            4,833,429   $  4,833,429
                                                                  ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $25,973,064) ..........................   $ 24,860,237
                                                                  ------------
OTHER ASSETS,
  LESS LIABILITIES - (21.7)% ..................................     (4,429,609)
                                                                  ------------
    NET ASSETS - 100.0% .......................................   $ 20,430,628
                                                                  ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS (Unaudited) -- June 30, 2006

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

VALUE SERIES

COMMON STOCKS - 98.5%

Issuer                                               Shares/Par     Value ($)

ADVERTISING & BROADCASTING - 1.3%
CBS Corp., "B" ...........................               32,514   $    879,504
Viacom, Inc., "B" (n) ....................               79,954      2,865,551
Walt Disney Co. ..........................               55,740      1,672,200
                                                                  ------------
                                                                  $  5,417,255
                                                                  ------------
AEROSPACE - 7.0%
Lockheed Martin Corp. ....................              177,580   $ 12,739,589
Northrop Grumman Corp. ...................              152,120      9,744,807
United Technologies Corp. ................              120,510      7,642,744
                                                                  ------------
                                                                  $ 30,127,140
                                                                  ------------
ALCOHOLIC BEVERAGES - 1.0%
Diageo PLC ...............................              255,949   $  4,300,714
                                                                  ------------
APPAREL MANUFACTURERS - 1.0%
NIKE, Inc., "B" ..........................               53,340   $  4,320,540
                                                                  ------------
AUTOMOTIVE - 0.3%
Johnson Controls, Inc. (l) ...............               18,070   $  1,485,715
                                                                  ------------
BANKS & CREDIT COMPANIES - 16.3%
American Express Co. .....................               76,460   $  4,069,201
Bank of America Corp. ....................              396,504     19,071,842
Bank of New York Co., Inc. ...............              126,860      4,084,892
Citigroup, Inc. ..........................              287,740     13,880,578
Fannie Mae ...............................              145,550      7,000,955
Freddie Mac ..............................               33,640      1,917,816
PNC Financial Services Group, Inc. .......               86,940      6,100,580
SunTrust Banks, Inc. .....................              118,700      9,052,062
UBS AG ...................................               46,154      5,053,220
                                                                  ------------
                                                                  $ 70,231,146
                                                                  ------------
BROKERAGE & ASSET MANAGERS - 5.6%
Franklin Resources, Inc. .................               21,850   $  1,896,799
Goldman Sachs Group, Inc. ................               87,550     13,170,147
Lehman Brothers Holdings, Inc. ...........               46,480      3,028,172
Mellon Financial Corp. ...................              105,230      3,623,069
Merrill Lynch & Co., Inc. ................               34,680      2,412,341
                                                                  ------------
                                                                  $ 24,130,528
                                                                  ------------
BUSINESS SERVICES - 1.1%
Accenture Ltd., "A" ......................              169,390   $  4,797,125
                                                                  ------------
CHEMICALS - 3.9%
Dow Chemical Co. .........................               81,770   $  3,191,483
E.I. du Pont de Nemours & Co. ............               59,650      2,481,440
Nalco Holding Co. (n) ....................               53,490        943,029
PPG Industries, Inc. .....................               94,410      6,231,060
Syngenta AG ..............................               31,540      4,187,638
                                                                  ------------
                                                                  $ 17,034,650
                                                                  ------------
COMPUTER SOFTWARE - 0.9%
Oracle Corp. (n) .........................              194,670   $  2,820,768
Symantec Corp. (n) .......................               67,440      1,048,018
                                                                  ------------
                                                                  $  3,868,786
                                                                  ------------
COMPUTER SOFTWARE - SYSTEMS - 0.5%
Dell, Inc. (n) ...........................               84,080   $  2,052,393
                                                                  ------------
CONSTRUCTION - 2.3%
Masco Corp. (l) ..........................              291,080   $  8,627,611
Sherwin-Williams Co. .....................               28,960      1,375,021
                                                                  ------------
                                                                  $ 10,002,632
                                                                  ------------
CONTAINERS - 0.2%
Smurfit-Stone Container Corp. (l)(n) .....               77,720   $    850,257
                                                                  ------------
ELECTRICAL EQUIPMENT - 1.7%
Cooper Industries Ltd., "A" ..............               39,130   $  3,635,960
Tyco International Ltd. ..................               36,230        996,325
W.W. Grainger, Inc. ......................               35,540      2,673,674
                                                                  ------------
                                                                  $  7,305,959
                                                                  ------------
ELECTRONICS - 1.0%
Analog Devices, Inc. .....................               44,630   $  1,434,408
Intel Corp. ..............................              143,390      2,717,241
                                                                  ------------
                                                                  $  4,151,649
                                                                  ------------
ENERGY - INDEPENDENT - 2.2%
Apache Corp. .............................               49,470   $  3,376,328
Devon Energy Corp. .......................               53,130      3,209,583
EOG Resources, Inc. ......................               43,960      3,048,186
                                                                  ------------
                                                                  $  9,634,097
                                                                  ------------
ENERGY - INTEGRATED - 9.6%
BP PLC, ADR ..............................               67,810   $  4,720,254
Chevron Corp. ............................               53,375      3,312,453
ConocoPhillips ...........................              139,160      9,119,155
Exxon Mobil Corp. ........................              155,202      9,521,643
Hess Corp. (l) ...........................               86,310      4,561,484
TOTAL S.A., ADR ..........................              155,910     10,215,223
                                                                  ------------
                                                                  $ 41,450,212
                                                                  ------------
FOOD & NON ALCOHOLIC BEVERAGES - 3.4%
Archer Daniels Midland Co. ...............               37,315   $  1,540,363
Kellogg Co. ..............................              131,550      6,370,967
Nestle S.A ...............................                8,130      2,550,797
PepsiCo, Inc. ............................               34,168      2,051,447
Sara Lee Corp. ...........................              122,210      1,957,804
                                                                  ------------
                                                                  $ 14,471,378
                                                                  ------------
FOREST & PAPER PRODUCTS - 0.7%
Bowater, Inc. (l) ........................               31,480   $    716,170
International Paper Co. ..................               71,480      2,308,804
                                                                  ------------
                                                                  $  3,024,974
                                                                  ------------
GENERAL MERCHANDISE - 0.3%
Federated Department Stores, Inc. ........               35,440   $  1,297,104
                                                                  ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.0%
CIGNA Corp. ..............................               19,310   $  1,902,228
WellPoint, Inc. (n) ......................               34,830      2,534,579
                                                                  ------------
                                                                  $  4,436,807
                                                                  ------------
INSURANCE - 8.3%
Allstate Corp. ...........................              243,300   $ 13,315,809
Chubb Corp. ..............................               56,300      2,809,370
Genworth Financial, Inc., "A" ............              116,300      4,051,892
Hartford Financial Services Group, Inc. ..               48,760      4,125,096
MetLife, Inc. ............................              228,220     11,687,146
                                                                  ------------
                                                                  $ 35,989,313
                                                                  ------------
LEISURE & TOYS - 0.3%
Hasbro, Inc. .............................               76,360   $  1,382,880
                                                                  ------------
MACHINERY & TOOLS - 2.8%
Deere & Co. ..............................              116,350   $  9,714,062
Finning International, Inc. ..............               14,590        485,702
Illinois Tool Works, Inc. ................               42,320      2,010,200
                                                                  ------------
                                                                  $ 12,209,964
                                                                  ------------
MEDICAL EQUIPMENT - 0.2%
Baxter International, Inc. ...............               20,360   $    748,434
                                                                  ------------
NETWORK & TELECOM - 0.5%
Cisco Systems, Inc. (n) ..................              100,850   $  1,969,601
                                                                  ------------
OIL SERVICES - 0.2%
Noble Corp. ..............................               11,830   $    880,389
                                                                  ------------
PHARMACEUTICALS - 6.6%
Abbott Laboratories ......................               65,600   $  2,860,816
Eli Lilly & Co. ..........................               45,600      2,520,312
Johnson & Johnson ........................              191,930     11,500,446
Merck & Co., Inc. ........................              188,750      6,876,163
Wyeth ....................................              110,250      4,896,203
                                                                  ------------
                                                                  $ 28,653,940
                                                                  ------------
RAILROAD & SHIPPING - 1.7%
Burlington Northern Santa Fe Corp. .......               73,950   $  5,860,538
Norfolk Southern Corp. ...................               27,470      1,461,953
                                                                  ------------
                                                                  $  7,322,491
                                                                  ------------
SPECIALTY CHEMICALS - 1.3%
Air Products & Chemicals, Inc. ...........               50,667   $  3,238,635
Praxair, Inc. ............................               47,780      2,580,120
                                                                  ------------
                                                                  $  5,818,755
                                                                  ------------
SPECIALTY STORES - 1.3%
Gap, Inc. ................................              235,040   $  4,089,696
Home Depot, Inc. .........................               43,220      1,546,844
                                                                  ------------
                                                                  $  5,636,540
                                                                  ------------
TELECOMMUNICATIONS - WIRELESS - 1.2%
Vodafone Group PLC .......................            2,381,780   $  5,071,390
                                                                  ------------
TELEPHONE SERVICES - 3.2%
Embarq Corp. (n) .........................               44,224   $  1,812,742
Sprint Nextel Corp. ......................              460,410      9,203,596
Verizon Communications, Inc. .............               77,180      2,584,758
                                                                  ------------
                                                                  $ 13,601,096
                                                                  ------------
TOBACCO - 3.4%
Altria Group, Inc. .......................              202,080   $ 14,838,734
                                                                  ------------
TRUCKING - 0.1%
Con-way, Inc. (l) ........................                7,480   $    433,316
                                                                  ------------
UTILITIES - ELECTRIC POWER - 6.1%
Dominion Resources, Inc. (l) .............              135,370   $ 10,124,322
Entergy Corp. ............................               22,430      1,586,923
Exelon Corp. .............................               26,470      1,504,290
FPL Group, Inc. (l) ......................              140,610      5,818,442
PPL Corp. ................................               69,600      2,248,080
Public Service Enterprise Group, Inc. ....               36,260      2,397,511
TXU Corp. ................................               42,460      2,538,677
                                                                  ------------
                                                                  $ 26,218,245
                                                                  ------------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $342,711,619) .........................   $425,166,149
                                                                  ------------
WARRANTS - 0.0%
                         Strike     First
Issuer                   Price     Exercise
AEROSPACE - 0.0%
Raytheon Co. (n) .....    $37.50     6/16/06                612   $      7,742
                                                                  ------------
    TOTAL WARRANTS (IDENTIFIED COST, $7,436) ..................   $      7,742
                                                                  ------------
SHORT-TERM OBLIGATIONS - 1.0%

New Center Asset Trust,
  5.28%, due 7/03/06, at Amortized Cost and
  Value (y) ..............................         $  4,449,000   $  4,447,695
                                                                  ------------
COLLATERAL FOR SECURITIES LOANED - 3.9%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..          16,599,261   $ 16,599,261
                                                                  ------------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $363,766,011) .........................   $446,220,847
                                                                  ------------
OTHER ASSETS,
  LESS LIABILITIES - (3.4)% ...................................    (14,757,693)
                                                                  ------------
    NET ASSETS - 100.0% .......................................   $431,463,154
                                                                  ============

PORTFOLIO FOOTNOTES:
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt
IEU  International Equity Unit
IPS  International Preference Stock
REIT Real Estate Investment Trust

                      See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2006

These statements represent each series' balance sheet, which details the assets and liabilities comprising the total value of each series.

                                                                                       Massachusetts
                                        Capital           Core        International      Investors       Mid Cap            New
                                     Opportunities       Equity           Growth        Growth Stock      Value          Discovery
                                         Series          Series           Series           Series         Series           Series
                                     -------------    -------------   --------------   --------------  ------------    ------------
Assets:
  Investments --
    Unaffiliated issuers, at
      identified cost ............   $221,349,024     $ 91,619,202     $147,801,947     $455,465,450   $ 23,995,040    $382,858,959
    Unrealized appreciation
      (depreciation) .............      1,180,585        4,176,131       21,160,642       (1,768,906)       626,497      10,444,863
                                     ------------     ------------     ------------     ------------   ------------    ------------
      Total investments, at value
        (including securities
        loaned of $31,313,529,
        $8,167,529, $22,142,615,
        $18,957,746, $--, and
        $73,554,891, respectively)   $222,529,609     $ 95,795,333     $168,962,589     $453,696,544   $ 24,621,537    $393,303,822
  Cash ...........................            728            4,722            6,274              600           --            38,195
  Foreign currency, at value
    (identified cost, $--, $--,
    $51,713, $--, $--, and $--,
    respectively) ................           --               --             52,967             --             --              --
  Receivable for investments sold       2,595,647          881,398          790,746        4,452,379         35,617       2,292,323
  Receivable for series shares
    sold .........................           --            129,576            6,885             --           14,848         256,016
  Interest and dividends
    receivable ...................        122,476           87,674          235,477          243,977         41,836          43,589
  Receivable from investment
    adviser ......................           --               --               --               --            2,008            --
  Other assets ...................          4,119            1,916            2,483            8,681            661           5,467
                                     ------------     ------------     ------------     ------------   ------------    ------------
      Total assets ...............   $225,252,579     $ 96,900,619     $170,057,421     $458,402,181   $ 24,716,507    $395,939,412
                                     ============     ============     ============     ============   ============    ============
Liabilities:
  Payable to custodian ...........   $       --       $       --       $       --       $       --     $     43,536    $       --
  Payable for investments
    purchased ....................      3,282,795          869,774          393,110        1,819,289           --         1,059,271
  Payable for series shares
    reacquired ...................        198,245           58,751            4,949          295,084           --           197,097
  Collateral for securities
    loaned, at value .............     32,051,178        8,374,538       23,224,984       19,559,958           --        75,410,818
  Payable to affiliates --
    Management fee ...............          3,907            1,798            3,564            9,001            504           7,786
    Distribution fees ............            102               80              141              601            168           1,031
    Administrative services fee ..            169               75              127              386             27             280
  Payable for independent
    trustees' compensation .......          1,865              843            1,745            4,748             81           3,857
  Accrued expenses and other
    liabilities ..................         82,561           38,856          139,140          123,184         24,690          76,541
                                     ------------     ------------     ------------     ------------   ------------    ------------
      Total liabilities ..........   $ 35,620,822     $  9,344,715     $ 23,767,760     $ 21,812,251   $     69,006    $ 76,756,681
                                     ------------     ------------     ------------     ------------   ------------    ------------
Net assets .......................   $189,631,757     $ 87,555,904     $146,289,661     $436,589,930   $ 24,647,501    $319,182,731
                                     ============     ============     ============     ============   ============    ============
Net assets consist of:
  Paid-in capital ................   $471,947,454     $ 79,017,787     $106,496,980     $835,543,092   $ 23,034,191    $324,783,694
  Unrealized appreciation
    (depreciation) on investments
    and translation of assets and
    liabilities in foreign
    currencies (net of deferred
    country tax of $--, $--,
    $44,788, $--, $--, and $--,
    respectively) ................      1,180,659        4,176,114       21,121,200       (1,768,691)       626,497      10,444,885
  Accumulated net realized gain
    (loss) on investments and
    foreign currency transactions    (283,890,664)       4,138,089       16,912,045     (397,785,960)       952,673     (14,876,450)
  Undistributed net investment
    income (loss) ................        394,308          223,914        1,759,436          601,489         34,140      (1,169,398)
                                     ------------     ------------     ------------     ------------   ------------    ------------
      Total ......................   $189,631,757     $ 87,555,904     $146,289,661     $436,589,930   $ 24,647,501    $319,182,731
                                     ============     ============     ============     ============   ============    ============
Net Assets:
  Initial Class ..................   $174,673,747     $ 75,684,548     $125,414,849     $349,060,162   $     31,182    $166,687,301
  Service Class ..................     14,958,010       11,871,356       20,874,812       87,529,768     24,616,319     152,495,430
                                     ------------     ------------     ------------     ------------   ------------    ------------
      Total ......................   $189,631,757     $ 87,555,904     $146,289,661     $436,589,930   $ 24,647,501    $319,182,731
                                     ============     ============     ============     ============   ============    ============
Shares of beneficial interest
  outstanding:
  Initial Class ..................     12,871,042        5,010,386        8,094,138       36,112,744          2,988      11,419,195
  Service Class ..................      1,105,340          788,805        1,351,883        9,123,029      2,378,665      10,576,820
                                     ------------     ------------     ------------     ------------   ------------    ------------
      Total ......................     13,976,382        5,799,191        9,446,021       45,235,773      2,381,653      21,996,015
                                     ============     ============     ============     ============   ============    ============
Net asset value per share
  (net assets / shares of
  beneficial interest
  outstanding):
  Initial Class ..................       $13.57          $15.11           $15.49            $9.67         $10.43          $14.60
                                         ======          ======           ======            =====         ======          ======
  Service Class ..................       $13.53          $15.05           $15.44            $9.59         $10.35          $14.42
                                         ======          ======           ======            =====         ======          ======

Shares outstanding are rounded for presentation purposes.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) -- June 30, 2006 -- continued

                                                         Research        Strategic      Strategic
                                                      International        Growth         Value        Technology        Value
                                                          Series           Series         Series         Series          Series
                                                      --------------  -------------   -------------   -------------   -------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost .........  $222,600,946    $ 81,782,720   $  8,903,839    $ 25,973,064    $363,766,011
    Unrealized appreciation (depreciation) ...........    28,598,189         365,649        372,665      (1,112,827)     82,454,836
                                                        ------------    ------------   ------------    ------------    ------------
      Total investments, at value (including
        securities loaned of $28,130,902, $10,448,164,
        $--, $4,693,406, and $16,242,174,
        respectively) ................................  $251,199,135    $ 82,148,369   $  9,276,504    $ 24,860,237    $446,220,847

  Cash ...............................................          --               871           --               675          11,410
  Foreign currency, at value (identified cost,
    $1,124,037, $--, $--, $274,238, and $--,
    respectively) ....................................     1,120,753            --             --           269,028            --
  Receivable for investments sold ....................     3,318,228         177,029         74,958         690,898       1,996,295
  Receivable for series shares sold ..................       186,813            --             --              --              --
  Interest and dividends receivable ..................       479,568          20,287         12,555           3,294         792,518
  Receivable from investment adviser .................          --              --            4,474           3,839            --
  Other assets .......................................         7,020           1,733            391             624           7,955
                                                        ------------    ------------   ------------    ------------    ------------
      Total assets ...................................  $256,311,517    $ 82,348,289   $  9,368,882    $ 25,828,595    $449,029,025
                                                        ============    ============   ============    ============    ============
Liabilities:
  Payable to custodian ...............................  $    684,672    $       --     $     51,282    $       --      $       --
  Payable for investments purchased ..................     1,249,806         138,998           --           532,503         612,328
  Payable for series shares reacquired ...............       106,832          36,082         10,452             895         250,210
  Collateral for securities loaned, at value .........    29,488,495      10,676,857           --         4,833,429      16,599,261
  Payable to affiliates --
    Management fee ...................................         5,467           1,469            191             419           8,863
    Distribution fees ................................           785             272             64              22             868
    Administrative services fee ......................           198              61             27              27             381
  Payable for independent trustees' compensation .....         2,689           2,159            162              91           4,620
  Accrued expenses and other liabilities .............        86,419          37,977         22,424          30,581          89,340
                                                        ------------    ------------   ------------    ------------    ------------
      Total liabilities ..............................  $ 31,625,363    $ 10,893,875   $     84,602    $  5,397,967    $ 17,565,871
                                                        ------------    ------------   ------------    ------------    ------------
Net assets ...........................................  $224,686,154    $ 71,454,414   $  9,284,280    $ 20,430,628    $431,463,154
                                                        ============    ============   ============    ============    ============
Net assets consist of:
  Paid-in capital ....................................  $178,160,644    $114,860,076   $  8,812,217    $ 54,972,171    $332,754,580
  Unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies ................    28,608,134         365,665        372,665      (1,118,037)     82,453,975
  Undistributed net investment income (loss) .........     1,365,668        (144,369)        32,467         (64,251)      3,270,472
                                                        ------------    ------------   ------------    ------------    ------------
      Total ..........................................  $224,686,154    $ 71,454,414   $  9,284,280    $ 20,430,628    $431,463,154
                                                        ============    ============   ============    ============    ============
Net Assets:
  Initial Class ......................................  $108,489,627    $ 31,785,260   $      8,964    $ 17,146,296    $304,661,042
  Service Class ......................................   116,196,527      39,669,154      9,275,316       3,284,332     126,802,112
                                                        ------------    ------------   ------------    ------------    ------------
      Total ..........................................  $224,686,154    $ 71,454,414   $  9,284,280    $ 20,430,628    $431,463,154
                                                        ============    ============   ============    ============    ============
Shares of beneficial interest
  outstanding:
  Initial Class ......................................     6,279,023       4,169,041            952       3,815,975      18,583,188
  Service Class ......................................     6,777,036       5,251,353        989,344         741,901       7,770,974
                                                        ------------    ------------   ------------    ------------    ------------
      Total ..........................................    13,056,059       9,420,394        990,296       4,557,876      26,354,162
                                                        ============    ============   ============    ============    ============
Net asset value per share (net
  assets / shares of beneficial
  interest outstanding):
  Initial Class ......................................     $17.28           $7.62          $9.41           $4.49          $16.39
                                                           ======           =====          =====           =====          ======
  Service Class ......................................     $17.15           $7.55          $9.38           $4.43          $16.32
                                                           ======           =====          =====           =====          ======

Shares outstanding are rounded for presentation purposes.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2006

These statements describe how much each series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series' operations.

                                                                                      Massachusetts
                                        Capital            Core        International     Investors       Mid Cap          New
                                     Opportunities        Equity           Growth       Growth Stock       Value       Discovery
                                         Series           Series           Series          Series         Series         Series
                                    ---------------   ------------     -------------    -------------  ------------   -------------
Net investment income (loss):
  Income --
    Dividends ....................   $  1,176,262     $    617,588     $  2,754,018     $  2,133,776   $    189,196    $    405,735
    Interest .....................        119,763           20,625           22,976          569,469          4,444          95,334
    Income on securities loaned ..         10,167            5,340           47,790           19,064           --           105,187
    Foreign taxes withheld .......        (20,918)          (2,646)        (193,804)         (53,958)          --            (1,740)
                                     ------------     ------------     ------------     ------------   ------------    ------------
      Total investment income ....   $  1,285,274     $    640,907     $  2,630,980     $  2,668,351   $    193,640    $    604,516
                                     ------------     ------------     ------------     ------------   ------------    ------------
  Expenses --
    Management fee ...............   $    759,335     $    342,818     $    662,901     $  1,755,631   $     95,693    $  1,450,040
    Distribution fees ............         18,734           14,372           25,821          111,674         31,858         179,921
    Administrative services fee ..         20,546            9,217           14,947           47,380          2,764          32,801
    Independent trustees'
      compensation ...............          9,671            4,358            6,841           22,255          1,292          15,118
    Custodian fee ................         35,816           16,553          105,881           64,272         10,169          50,367
    Shareholder communications ...         15,514            4,357            8,525           21,624            199          11,301
    Auditing fees ................         18,779           18,779           19,720           18,779         20,033          18,779
    Legal fees ...................          2,616            1,229            1,898            5,924            420           4,085
    Miscellaneous ................         11,077            5,579           11,809           23,693          1,955          15,719
                                     ------------     ------------     ------------     ------------   ------------    ------------
      Total expenses .............   $    892,088     $    417,262     $    858,343     $  2,071,232   $    164,383    $  1,778,131
    Fees paid indirectly .........         (1,672)            (765)          (1,333)          (4,892)           (41)         (4,217)
    Reduction of expenses by
      investment adviser .........           --               --               --               --           (4,842)           --
                                     ------------     ------------     ------------     ------------   ------------    ------------
      Net expenses ...............   $    890,416     $    416,497     $    857,010     $  2,066,340   $    159,500    $  1,773,914
                                     ------------     ------------     ------------     ------------   ------------    ------------
Net investment income (loss) .....   $    394,858     $    224,410     $  1,773,970     $    602,011   $     34,140    $ (1,169,398)
                                     ============     ============     ============     ============   ============    ============

Realized and unrealized gain
  (loss) on investments and
  foreign currency transactions:
  Realized gain (loss) (identified
    cost basis) --
    Investment transactions (net
      of country tax of $--, $--,
      $116,725, $--, $--, and $--,
      respectively) ..............   $ 13,811,184     $  6,913,006     $ 17,159,988     $ 11,540,542   $  1,006,594    $ 25,713,601
    Foreign currency transactions         (11,501)          (3,819)        (113,415)             705             (9)          9,632
                                     ------------     ------------     ------------     ------------   ------------    ------------
      Net realized gain (loss) on
        investments and foreign
        currency transactions ....   $ 13,799,683     $  6,909,187     $ 17,046,573     $ 11,541,247   $  1,006,585    $ 25,723,233
                                     ------------     ------------     ------------     ------------   ------------    ------------
  Change in unrealized
    appreciation (depreciation) --
    Investments (net of $--, $--,
      $12,446, $--, $--, and $--
      increase in deferred
      country tax, respectively) .   $(10,044,112)    $ (6,903,414)    $ (6,484,966)    $(16,181,448)  $   (884,464)   $(19,306,308)
    Translation of assets and
      liabilities in foreign
      currencies .................             74              (18)          61,388           (2,290)             9              19
                                     ------------     ------------     ------------     ------------   ------------    ------------

      Net unrealized gain (loss)
        on investments and foreign
        currency translation .....   $(10,044,038)    $ (6,903,432)    $ (6,423,578)    $(16,183,738)  $   (884,455)   $(19,306,289)
                                     ------------     ------------     ------------     ------------   ------------    ------------
      Net realized and unrealized
        gain (loss) on investments
        and foreign currency .....   $  3,755,645     $      5,755     $ 10,622,995     $ (4,642,491)  $    122,130    $  6,416,944
                                     ------------     ------------     ------------     ------------   ------------    ------------
Change in net assets from
  operations .....................   $  4,150,503     $    230,165     $ 12,396,965     $ (4,040,480)  $    156,270    $  5,247,546
                                     ============     ============     ============     ============   ============    ============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS (Unaudited) -- Six Months Ended June 30, 2006 -- continued

                                                         Research        Strategic      Strategic
                                                      International        Growth         Value        Technology        Value
                                                          Series           Series         Series         Series          Series
                                                      --------------  -------------   -------------   -------------   -------------
Net investment income (loss):
  Income --
    Dividends ........................................  $  3,944,060    $    211,197   $     92,919    $     35,674    $  5,210,703
    Interest .........................................        77,148          35,559          2,624          11,076          92,358
    Income on securities loaned ......................        79,133           7,651           --             6,904          21,659
    Foreign taxes withheld ...........................      (395,439)        (15,181)          --            (1,279)        (51,484)
                                                        ------------    ------------   ------------    ------------    ------------
      Total investment income ........................  $  3,704,902    $    239,226   $     95,543    $     52,375    $  5,273,236
                                                        ------------    ------------   ------------    ------------    ------------
  Expenses --
    Management fee ...................................  $    958,924    $    281,143   $     37,608    $     84,497    $  1,663,712
    Distribution fees ................................       131,678          50,099         12,525           4,173         159,681
    Administrative services fee ......................        21,841           7,516          1,592           2,564          45,092
    Independent trustees' compensation ...............         9,639           3,669            944           1,172          20,802
    Custodian fee ....................................       132,559          16,829          6,064          13,570          57,100
    Shareholder communications .......................         4,626           3,416            110           2,335          12,249
    Auditing fees ....................................        18,779          18,779         20,033          18,779          18,779
    Legal fees .......................................         2,651           1,044            231             389           5,553
    Miscellaneous ....................................        17,314           4,732          1,162           1,959          21,969
                                                        ------------    ------------   ------------    ------------    ------------
      Total expenses .................................  $  1,298,011    $    387,227   $     80,269    $    129,438    $  2,004,937
    Fees paid indirectly .............................        (1,791)         (3,632)           (82)           (317)         (3,658)
    Reduction of expenses by investment adviser ......          --              --          (17,615)        (12,495)           --
                                                        ------------    ------------   ------------    ------------    ------------
      Net expenses ...................................  $  1,296,220    $    383,595   $     62,572    $    116,626    $  2,001,279
                                                        ------------    ------------   ------------    ------------    ------------
Net investment income (loss) .........................  $  2,408,682    $   (144,369)  $     32,971    $    (64,251)   $  3,271,957
                                                        ============    ============   ============    ============    ============

Realized and unrealized gain (loss) on investments and
  foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of country tax of
      $4,639, $--, $--, $--, and $--, respectively) ..  $ 16,938,155    $  3,131,675   $    370,394    $  3,592,507    $ 13,598,802
    Foreign currency transactions ....................       (12,600)           (381)          --            (1,855)          8,412
                                                        ------------    ------------   ------------    ------------    ------------

      Net realized gain (loss) on investments and
        foreign currency transactions ................  $ 16,925,555    $  3,131,294   $    370,394    $  3,590,652    $ 13,607,214
                                                        ------------    ------------   ------------    ------------    ------------
  Change in unrealized appreciation (depreciation) --
    Investments (net of $10,258, $--, $--, $--, and
      $-- decrease in deferred country tax,
      respectively) ..................................  $     56,298    $ (3,995,430)  $   (299,018)   $ (3,178,303)   $  9,492,259
    Translation of assets and liabilities in foreign
      currencies .....................................         8,074              16           --            (5,573)           (586)
                                                        ------------    ------------   ------------    ------------    ------------
      Net unrealized gain (loss) on investments and
        foreign currency translation .................  $     64,372    $ (3,995,414)  $   (299,018)   $ (3,183,876)   $  9,491,673
                                                        ------------    ------------   ------------    ------------    ------------
      Net realized and unrealized gain (loss) on
        investments and foreign currency .............  $ 16,989,927    $   (864,120)  $     71,376    $    406,776    $ 23,098,887
                                                        ------------    ------------   ------------    ------------    ------------
Change in net assets from operations .................  $ 19,398,609    $ (1,008,489)  $    104,347    $    342,525    $ 26,370,844
                                                        ============    ============   ============    ============    ============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) -- Six Months Ended June 30, 2006

These statements describe the increase and/or decrease in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                      Massachusetts
                                        Capital            Core        International     Investors       Mid Cap          New
                                     Opportunities        Equity           Growth       Growth Stock       Value       Discovery
                                         Series           Series           Series          Series         Series         Series
                                    ---------------   ------------     -------------    -------------  ------------   -------------

Change in net assets:
From operations:
    Net investment income (loss) .   $    394,858     $    224,410     $  1,773,970     $    602,011   $     34,140    $ (1,169,398)
    Net realized gain (loss) on
      investments and foreign
      currency transactions ......     13,799,683        6,909,187       17,046,573       11,541,247      1,006,585      25,723,233
    Net unrealized gain (loss) on
      investments and foreign
      currency translation .......    (10,044,038)      (6,903,432)      (6,423,578)     (16,183,738)      (884,455)    (19,306,289)
                                     ------------     ------------     ------------     ------------   ------------    ------------
      Change in net assets from
        operations ...............   $  4,150,503     $    230,165     $ 12,396,965     $ (4,040,480)  $    156,270    $  5,247,546
                                     ------------     ------------     ------------     ------------   ------------    ------------
Distributions declared to
  shareholders:
    From net investment income
      (Initial Class) ............   $   (940,362)    $   (475,009)    $   (860,677)    $   (344,988)  $       --      $       --
    From net investment income
      (Service Class) ............        (38,321)         (48,229)         (96,429)            --             --              --
    From net realized gain on
      investments and foreign
      currency transactions
      (Initial Class) ............           --               --         (9,955,492)            --           (3,796)           --
    From net realized gain on
      investments and foreign
      currency transactions
      (Service Class) ............           --               --         (1,637,251)            --       (3,082,304)           --
                                     ------------     ------------     ------------     ------------   ------------    ------------
Total distributions declared to
  shareholders ...................   $   (978,683)    $   (523,238)    $(12,549,849)    $   (344,988)  $ (3,086,100)   $       --
                                     ------------     ------------     ------------     ------------   ------------    ------------
Change in net assets from series
  share transactions .............   $(25,349,795)    $ (2,851,140)    $  6,006,509     $(44,120,833)  $  1,553,582    $  5,797,343
                                     ------------     ------------     ------------     ------------   ------------    ------------
    Total change in net assets ...   $(22,177,975)    $ (3,144,213)    $  5,853,625     $(48,506,301)  $ (1,376,248)   $ 11,044,889
Net assets:
  At beginning of period .........    211,809,732       90,700,117      140,436,036      485,096,231     26,023,749     308,137,842
                                     ------------     ------------     ------------     ------------   ------------    ------------
  At end of period ...............   $189,631,757     $ 87,555,904     $146,289,661     $436,589,930   $ 24,647,501    $319,182,731
                                     ============     ============     ============     ============   ============    ============
Undistributed net investment
  income (loss) included in net
  assets at end of period ........   $    394,308     $    223,914     $  1,759,436     $    601,489   $     34,140    $ (1,169,398)
                                     ============     ============     ============     ============   ============    ============

                                                         Research        Strategic      Strategic
                                                      International        Growth         Value        Technology        Value
                                                          Series           Series         Series         Series          Series
                                                      --------------  -------------   -------------   -------------   -------------

Change in net assets:
From operations:
    Net investment income (loss) .....................  $  2,408,682    $   (144,369)  $     32,971    $    (64,251)   $  3,271,957
    Net realized gain (loss) on investments
      and foreign currency transactions ..............    16,925,555       3,131,294        370,394       3,590,652      13,607,214
    Net unrealized gain (loss) on investments
      and foreign currency translation ...............        64,372      (3,995,414)      (299,018)     (3,183,876)      9,491,673
                                                        ------------    ------------   ------------    ------------    ------------
      Change in net assets from operations ...........  $ 19,398,609    $ (1,008,489)  $    104,347    $    342,525    $ 26,370,844
                                                        ------------    ------------   ------------    ------------    ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) .......  $ (1,271,028)   $       --     $        (73)   $       --      $ (4,852,927)
    From net investment income (Service Class) .......    (1,111,844)           --          (52,423)           --        (1,683,628)
    From net realized gain on investments and foreign
      currency transactions (Initial Class) ..........    (6,698,659)           --             (743)           --       (11,895,426)
    From net realized gain on investments and foreign
      currency transactions (Service Class) ..........    (6,785,735)           --         (808,933)           --        (4,878,814)
                                                        ------------    ------------   ------------    ------------    ------------
Total distributions declared to shareholders .........  $(15,867,266)   $       --     $   (862,172)   $       --      $(23,310,795)
                                                        ------------    ------------   ------------    ------------    ------------
Change in net assets from series share transactions ..  $ 35,327,410    $ (5,104,760)  $   (618,216)   $ (2,264,596)   $(18,357,887)
                                                        ------------    ------------   ------------    ------------    ------------
    Total change in net assets .......................  $ 38,858,753    $ (6,113,249)  $ (1,376,041)   $ (1,922,071)   $(15,297,838)
Net assets:
  At beginning of period .............................   185,827,401      77,567,663     10,660,321      22,352,699     446,760,992
                                                        ------------    ------------   ------------    ------------    ------------
  At end of period ...................................  $224,686,154    $ 71,454,414   $  9,284,280    $ 20,430,628    $431,463,154
                                                        ============    ============   ============    ============    ============

Undistributed net investment income (loss) included
  in net assets at end of period .....................  $  1,365,668    $   (144,369)  $     32,467    $    (64,251)   $  3,270,472
                                                        ============    ============   ============    ============    ============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS -- Year Ended December 31, 2005

These statements describe the increase and/or decrease in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                      Massachusetts
                                        Capital            Core        International     Investors       Mid Cap          New
                                     Opportunities        Equity           Growth       Growth Stock       Value       Discovery
                                         Series           Series           Series          Series         Series         Series
                                    ---------------   ------------     -------------    -------------  ------------   -------------

Change in net assets:
From operations:
    Net investment income (loss) .   $    979,446     $    551,056     $  1,093,208     $    390,021   $     13,693    $ (1,936,103)
    Net realized gain (loss) on
      investments and foreign
      currency transactions ......     23,158,737        8,781,316       20,385,576       43,309,566      3,053,564      31,375,026
    Net unrealized gain (loss) on
      investments and foreign
      currency translation .......    (21,764,776)      (3,678,573)      (2,775,014)     (24,205,445)    (1,269,962)    (14,541,791)
                                     ------------     ------------     ------------     ------------   ------------    ------------
      Change in net assets from
        operations ...............   $  2,373,407     $  5,653,799     $ 18,703,770     $ 19,494,142   $  1,797,295    $ 14,897,132
                                     ------------     ------------     ------------     ------------   ------------    ------------
Distributions declared to
  shareholders:
    From net investment income
      (Initial Class) ............   $ (2,050,777)    $   (555,472)    $ (1,088,407)    $ (2,166,960)  $       --      $       --
    From net investment income
      (Service Class) ............       (106,607)         (42,210)        (126,541)        (241,775)          --              --
    From net realized gain on
      investments and foreign
      currency transactions
      (Initial Class) ............           --               --               --               --           (3,404)           --
    From net realized gain on
      investments and foreign
      currency transactions
      (Service Class) ............           --               --               --               --       (2,858,933)           --
                                     ------------     ------------     ------------     ------------   ------------    ------------
Total distributions declared to
  shareholders ...................   $ (2,157,384)    $   (597,682)    $ (1,214,948)    $ (2,408,735)  $ (2,862,337)   $       --
                                     ------------     ------------     ------------     ------------   ------------    ------------
Change in net assets from series
  share transactions .............   $(54,253,530)    $ (7,490,675)    $(16,247,611)    $(87,413,420)  $  2,581,108    $(20,517,837)
                                     ------------     ------------     ------------     ------------   ------------    ------------
    Total change in net assets ...   $(54,037,507)    $ (2,434,558)    $  1,241,211     $(70,328,013)  $  1,516,066    $ (5,620,705)
Net assets:
  At beginning of period .........    265,847,239       93,134,675      139,194,825      555,424,244     24,507,683     313,758,547
                                     ------------     ------------     ------------     ------------   ------------    ------------
  At end of period ...............   $211,809,732     $ 90,700,117     $140,436,036     $485,096,231   $ 26,023,749    $308,137,842
                                     ============     ============     ============     ============   ============    ============
Undistributed net investment
  income included in net assets
  at end of period ...............   $    978,133     $    522,742     $    942,572     $    344,466   $       --      $       --
                                     ============     ============     ============     ============   ============    ============

                                                         Research        Strategic      Strategic
                                                      International        Growth         Value        Technology        Value
                                                          Series           Series         Series         Series          Series
                                                      --------------  -------------   -------------   -------------   -------------

Change in net assets:
From operations:
    Net investment income (loss) .....................  $  1,535,325    $   (143,389)  $     52,388    $   (158,464)   $  6,557,586
    Net realized gain (loss) on investments
      and foreign currency transactions ..............    20,336,351       5,455,385        555,994       2,307,959      28,438,209
    Net unrealized gain (loss) on investments
      and foreign currency translation ...............     4,061,390      (4,495,132)      (705,533)     (1,127,924)     (6,467,883)
                                                        ------------    ------------   ------------    ------------    ------------
      Change in net assets from operations ...........  $ 25,933,066    $    816,864   $    (97,151)   $  1,021,571    $ 28,527,912
                                                        ------------    ------------   ------------    ------------    ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) .......  $   (701,713)   $   (137,497)  $        (83)   $       --      $ (4,634,835)
    From net investment income (Service Class) .......      (413,921)        (46,942)       (81,898)           --        (1,454,306)
    From net realized gain on investments and foreign
      currency transactions (Initial Class) ..........          --              --             (872)
                                                                                                       ------------    ------------
    From net realized gain on investments and foreign
      currency transactions (Service Class) ..........          --              --       (1,117,721)           --              --
                                                        ------------    ------------   ------------    ------------    ------------
Total distributions declared to shareholders .........  $ (1,115,634)   $   (184,439)  $ (1,200,574)   $       --      $ (6,089,141)
                                                        ------------    ------------   ------------    ------------    ------------
Change in net assets from series share transactions ..  $ 13,397,162    $(10,938,732)  $    352,507    $ (5,373,369)   $(34,878,038)
                                                        ------------    ------------   ------------    ------------    ------------
    Total change in net assets .......................  $ 38,214,594    $(10,306,307)  $   (945,218)   $ (4,351,798)   $(12,439,267)
Net assets:
  At beginning of period .............................   147,612,807      87,873,970     11,605,539      26,704,497     459,200,259
                                                        ------------    ------------   ------------    ------------    ------------
  At end of period ...................................  $185,827,401    $ 77,567,663   $ 10,660,321    $ 22,352,699    $446,760,992
                                                        ============    ============   ============    ============    ============
Undistributed net investment income included in net
  assets at end of period ............................  $  1,339,858    $       --     $     51,992    $       --      $  6,535,070
                                                        ============    ============   ============    ============    ============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                        Capital Opportunities Series
                                               -----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                          Years Ended December 31,
                                               June 30, 2006    ------------------------------------------------------------
                                                (Unaudited)       2005        2004           2003        2002         2001
                                               -------------    --------    --------       --------    --------     --------
INITIAL CLASS SHARES
Net asset value, beginning of period .......    $  13.39        $  13.30    $  11.85       $   9.27    $  13.33     $  20.71
                                                --------        --------    --------       --------    --------     --------
Income (loss) from investment operations
  Net investment income (d) ................    $   0.03        $   0.06    $   0.10       $   0.05    $   0.03     $   0.01
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....        0.22            0.15        1.41           2.57       (4.08)       (4.66)
                                                --------        --------    --------       --------    --------     --------
      Total from investment operations .....    $   0.25        $   0.21    $   1.51       $   2.62    $  (4.05)    $  (4.65)
                                                --------        --------    --------       --------    --------     --------
Less distributions declared to shareholders
  From net investment income ...............    $  (0.07)       $  (0.12)   $  (0.06)      $  (0.04)   $  (0.01)    $     --
  From net realized gain on investments
    and foreign currency transactions ......          --              --          --             --          --        (2.73)
                                                --------        --------    --------       --------    --------     --------
      Total distributions declared
        to shareholders ....................    $  (0.07)       $  (0.12)   $  (0.06)      $  (0.04)   $  (0.01)    $  (2.73)
                                                --------        --------    --------       --------    --------     --------
Net asset value, end of period .............    $  13.57        $  13.39    $  13.30       $  11.85    $   9.27     $  13.33
                                                ========        ========    ========       ========    ========     ========
Total return (%) (k)(s) ....................        1.86(n)         1.64       12.80(b)       28.30      (30.41)      (24.93)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................        0.86(a)         0.86        0.84           0.84        0.82         0.79
  Net investment income ....................        0.41(a)         0.44        0.82           0.50        0.26         0.05
Portfolio turnover (%) .....................          56              91          73             64          93          109
Net assets at end of period (000 Omitted) ..    $174,674        $196,612    $248,925       $269,630    $251,974     $501,269

                                                                       Capital Opportunities Series
                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                         Years Ended December 31,
                                               June 30, 2006    -----------------------------------------------------------
                                                (Unaudited)       2005        2004           2003        2002       2001(i)
                                               -------------    --------    --------       --------    --------     -------
SERVICE CLASS SHARES
Net asset value, beginning of period .......    $ 13.33         $ 13.25     $ 11.81        $  9.24     $ 13.31      $13.60
                                                -------         -------     -------        -------     -------      ------
Income (loss) from investment operations
  Net investment income (loss) (d) .........    $  0.01         $  0.02     $  0.07        $  0.03     $  0.01      $(0.01)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....       0.23            0.15        1.40           2.55       (4.07)      (0.28)(g)
                                                -------         -------     -------        -------     -------      ------
      Total from investment operations .....    $  0.24         $  0.17     $  1.47        $  2.58     $ (4.06)     $(0.29)
                                                -------         -------     -------        -------     -------      ------
Less distributions declared to shareholders
  From net investment income ...............    $ (0.04)        $ (0.09)    $ (0.03)       $ (0.01)    $ (0.01)     $   --
                                                -------         -------     -------        -------     -------      ------
Net asset value, end of period .............    $ 13.53         $ 13.33     $ 13.25        $ 11.81     $  9.24      $13.31
                                                =======         =======     =======        =======     =======      ======
Total return (%) (k)(s) ....................       1.76(n)         1.31       12.52(b)       28.00      (30.54)      (2.13)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................       1.11(a)         1.11        1.09           1.09        1.07        1.04(a)
  Net investment income (loss) .............       0.16(a)         0.19        0.60           0.26        0.09       (0.24)(a)
Portfolio turnover (%) .....................         56              91          73             64          93         109
Net assets at end of period (000 Omitted) ..    $14,958         $15,198     $16,922        $15,116     $10,913      $6,732

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                            Core Equity Series
                                               ---------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                         Years Ended December 31,
                                               June 30, 2006    ----------------------------------------------------------
                                                (Unaudited)       2005        2004           2003        2002        2001
                                               -------------    --------    --------       --------    --------     ------
INITIAL CLASS SHARES
Net asset value, beginning of period .......    $ 15.15         $ 14.32     $ 12.58        $  9.92     $ 12.70      $ 14.62
                                                -------         -------     -------        -------     -------      -------
Income (loss) from investment operations
  Net investment income (d) ................    $  0.04         $  0.09     $  0.09        $  0.08     $  0.08      $  0.09
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....       0.01            0.84        1.74           2.67       (2.78)       (1.67)
                                                -------         -------     -------        -------     -------      -------
      Total from investment operations .....    $  0.05         $  0.93     $  1.83        $  2.75     $ (2.70)     $ (1.58)
                                                -------         -------     -------        -------     -------      -------
Less distributions declared to shareholders
  From net investment income ...............    $ (0.09)        $ (0.10)    $ (0.09)       $ (0.09)    $ (0.08)     $ (0.06)
  From net realized gain on investments
    and foreign currency transactions ......         --              --          --             --          --        (0.28)
                                                -------         -------     -------        -------     -------      -------
      Total distributions declared
        to shareholders ....................    $ (0.09)        $ (0.10)    $ (0.09)       $ (0.09)    $ (0.08)     $ (0.34)
                                                -------         -------     -------        -------     -------      -------
Net asset value, end of period .............    $ 15.11         $ 15.15     $ 14.32        $ 12.58     $  9.92      $ 12.70
                                                =======         =======     =======        =======     =======      =======
Total return (%) (k)(s) ....................       0.32(n)         6.56       14.63(b)       27.86      (21.40)      (10.91)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................       0.88(a)         0.90        0.88           0.90        0.86         0.87
  Net investment income ....................       0.52(a)         0.64        0.70           0.78        0.67         0.66
Portfolio turnover (%) .....................         60              92          97            147          96           84
Net assets at end of period (000 Omitted) ..    $75,685         $80,710     $83,219        $80,059     $64,126      $95,414

                                                                            Core Equity Series
                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                         Years Ended December 31,
                                               June 30, 2006    -----------------------------------------------------------
                                                (Unaudited)       2005        2004           2003        2002       2001(i)
                                               -------------    --------    --------       --------    --------     -------
SERVICE CLASS SHARES
Net asset value, beginning of period .......    $ 15.09          $14.25      $12.53         $ 9.89      $12.69      $12.59
                                                -------          ------      ------         ------      ------      ------
Income (loss) from investment operations
  Net investment income (d) ................    $  0.02          $ 0.06       $0.06         $ 0.06      $ 0.05      $ 0.01
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....       0.00(w)         0.84        1.72           2.65       (2.78)       0.09(g)
                                                -------          ------      ------         ------      ------      ------
      Total from investment operations .....    $  0.02          $ 0.90       $1.78         $ 2.71      $(2.73)     $ 0.10
                                                -------          ------      ------         ------      ------      ------
Less distributions declared to shareholders
  From net investment income ...............    $ (0.06)         $(0.06)     $(0.06)        $(0.07)     $(0.07)     $   --
                                                -------          ------      ------         ------      ------      ------
Net asset value, end of period .............    $ 15.05          $15.09      $14.25         $12.53      $ 9.89      $12.69
                                                =======          ======      ======         ======      ======      ======
Total return (%) (k)(s) ....................       0.13(n)         6.39       14.29(b)       27.49      (21.59)       0.79(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................       1.13(a)         1.15        1.13           1.15        1.11        1.12(a)
  Net investment income ....................       0.29(a)         0.39        0.45           0.53        0.49        0.19(a)
Portfolio turnover (%) .....................         60              92          97            147          96          84
Net assets at end of period (000 Omitted) ..    $11,871          $9,990      $9,916         $8,920      $6,428      $3,155

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                      International Growth Series
                                               -------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                        Years Ended December 31,
                                               June 30, 2006    --------------------------------------------------------
                                                (Unaudited)       2005        2004        2003        2002        2001
                                               -------------    --------    --------    --------    -------     --------
INITIAL CLASS SHARES
Net asset value, beginning of period .......    $  15.42        $  13.55    $  11.46    $   8.33    $  9.50     $  11.84
                                                --------        --------    --------    --------    -------     --------
Income (loss) from investment operations
  Net investment income (d) ................    $   0.20        $   0.12    $   0.13    $   0.06    $  0.06     $   0.06
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....        1.29            1.88        2.03        3.14      (1.18)       (1.89)
                                                --------        --------    --------    --------    -------     --------
      Total from investment operations .....    $   1.49        $   2.00    $   2.16    $   3.20    $ (1.12)    $  (1.83)
                                                --------        --------    --------    --------    -------     --------
Less distributions declared to shareholders
  From net investment income ...............    $  (0.11)       $  (0.13)   $  (0.07)   $  (0.07)   $ (0.05)    $  (0.07)
  From net realized gain on investments
    and foreign currency transactions ......       (1.31)             --          --          --         --        (0.44)
                                                --------        --------    --------    --------    -------     --------
      Total distributions declared
        to shareholders ....................    $  (1.42)       $  (0.13)   $  (0.07)   $  (0.07)   $ (0.05)    $  (0.51)
                                                --------        --------    --------    --------    -------     --------
Net asset value, end of period .............    $  15.49        $  15.42    $  13.55    $  11.46    $  8.33     $   9.50
                                                ========        ========    ========    ========    =======     ========
Total return (%) (k)(s) ....................        8.89(n)        14.91       18.94       38.67     (11.88)      (15.91)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................        1.13(a)         1.14        1.11        1.24       1.23         1.23
  Net investment income ....................        2.44(a)         0.85        1.09        0.67       0.70         0.58
Portfolio turnover (%) .....................          52              80          93          89        119          108
Net assets at end of period (000 Omitted) ..    $125,415        $121,147    $120,913    $108,114    $88,537     $118,286

                                                                     International Growth Series
                                               ------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                       Years Ended December 31,
                                               June 30, 2006    -------------------------------------------------------
                                                (Unaudited)       2005        2004        2003        2002      2001(i)
                                               -------------    --------    --------    --------    -------     -------
SERVICE CLASS SHARES
Net asset value, beginning of period .......    $ 15.36         $ 13.50     $ 11.43     $  8.31     $  9.49     $ 9.87
                                                -------         -------     -------     -------     -------     ------
Income (loss) from investment operations
  Net investment income (loss) (d) .........    $  0.18         $  0.08     $  0.10     $  0.04     $  0.04     $(0.02)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....       1.29            1.88        2.01        3.13       (1.17)     (0.36)(g)
                                                -------         -------     -------     -------     -------     ------
      Total from investment operations .....    $  1.47         $  1.96     $  2.11     $  3.17     $ (1.13)    $(0.38)
                                                -------         -------     -------     -------     -------     ------
Less distributions declared to shareholders
  From net investment income ...............    $ (0.08)        $ (0.10)    $ (0.04)    $ (0.05)    $ (0.05)    $   --
  From net realized gain on investments
    and foreign currency transactions ......      (1.31)             --          --          --          --         --
                                                -------         -------     -------     -------     -------     ------
      Total distributions declared
        to shareholders ....................    $ (1.39)        $ (0.10)    $ (0.04)    $ (0.05)    $ (0.05)    $   --
                                                -------         -------     -------     -------     -------     ------
Net asset value, end of period .............    $ 15.44         $ 15.36     $ 13.50     $ 11.43     $  8.31     $ 9.49
                                                =======         =======     =======     =======     =======     ======
Total return (%) (k)(s) ....................       8.78(n)        14.62       18.58       38.35      (12.01)     (3.85)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................       1.38(a)         1.39        1.36        1.49        1.48       1.49(a)
  Net investment income (loss) .............       2.21(a)         0.59        0.86        0.39        0.46      (0.59)(a)
Portfolio turnover (%) .....................         52              80          93          89         119        108
Net assets at end of period (000 Omitted) ..    $20,875         $19,289     $18,282     $15,171     $10,449     $3,107

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series' shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                            See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                  Massachusetts Investors Growth Stock Series
                                               --------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                            Years Ended December 31,
                                               June 30, 2006    ---------------------------------------------------------------
                                                (Unaudited)       2005        2004           2003        2002            2001
                                               -------------    --------    --------       --------    --------        --------
INITIAL CLASS SHARES
Net asset value, beginning of period .......    $   9.78        $   9.42    $   8.60       $   6.97    $   9.70        $  14.51
                                                --------        --------    --------       --------    --------        --------
Income (loss) from investment operations
  Net investment income (loss) (d) .........    $   0.02        $   0.01    $   0.04       $   0.01    $  (0.00)(w)    $   0.01
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....       (0.12)           0.40        0.79           1.62       (2.72)          (3.46)
                                                --------        --------    --------       --------    --------        --------
      Total from investment operations .....    $  (0.10)       $   0.41    $   0.83       $   1.63    $  (2.72)       $  (3.45)
                                                --------        --------    --------       --------    --------        --------
Less distributions declared to shareholders
  From net investment income ...............    $  (0.01)       $  (0.05)   $  (0.01)      $     --    $  (0.01)       $  (0.01)
  From net realized gain on investments
    and foreign currency transactions ......          --              --          --             --          --           (1.35)
                                                --------        --------    --------       --------    --------        --------
      Total distributions declared
        to shareholders ....................    $  (0.01)       $  (0.05)   $  (0.01)      $     --    $  (0.01)       $  (1.36)
                                                --------        --------    --------       --------    --------        --------
Net asset value, end of period .............    $   9.67        $   9.78    $   9.42       $   8.60    $   6.97        $   9.70
                                                ========        ========    ========       ========    ========        ========
Total return (%) (k)(s) ....................       (1.03)(n)        4.37        9.61(b)       23.39      (28.05)         (24.91)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................        0.84(a)         0.85        0.83           0.83        0.82            0.82
  Net investment income (loss) .............        0.30(a)         0.12        0.47           0.09       (0.01)           0.12
Portfolio turnover (%) .....................          39             136         139            265         207             289
Net assets at end of period (000 Omitted) ..    $349,060        $395,782    $468,181       $504,123    $448,235        $797,118

                                                                Massachusetts Investors Growth Stock Series
                                               ---------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                          Years Ended December 31,
                                               June 30, 2006    ----------------------------------------------------------
                                                (Unaudited)       2005        2004           2003        2002      2001(i)
                                               -------------    --------    --------       --------    --------    -------
SERVICE CLASS SHARES
Net asset value, beginning of period .......    $   9.71        $   9.35    $   8.55       $   6.96    $   9.70        $   9.65
                                                --------        --------    --------       --------    --------        --------
Income (loss) from investment operations
Net investment income (loss) (d) ...........    $   0.00(w)     $  (0.01)   $   0.02       $  (0.01)   $  (0.02)       $  (0.01)
Net realized and unrealized gain (loss)
on investments and foreign currency ........       (0.12)           0.40        0.78           1.60       (2.71)           0.06(g)
                                                --------        --------    --------       --------    --------        --------
Total from investment operations ...........    $  (0.12)       $   0.39    $   0.80       $   1.59    $  (2.73)       $   0.05
                                                --------        --------    --------       --------    --------        --------
Less distributions declared to shareholders
From net investment income .................    $   --          $  (0.03)   $   --         $   --      $  (0.01)       $   --
                                                --------        --------    --------       --------    --------        --------
Net asset value, end of period .............    $   9.59        $   9.71    $   9.35       $   8.55    $   6.96        $   9.70
                                                ========        ========    ========       ========    ========        ========
Total return (%) (k)(s) ....................       (1.24)(n)        4.15        9.36(b)       22.84      (28.17)           0.52(n)
Ratios (%) (to average net assets) and
Supplemental data:
Expenses (f) ...............................        1.09(a)         1.10        1.08           1.08        1.07            1.07(a)
Net investment income (loss) ...............        0.06(a)        (0.13)       0.25          (0.16)      (0.21)          (0.24)(a)
Portfolio turnover (%) .....................          39             136         139            265         207             289
Net assets at end of period (000 Omitted) ..    $ 87,530        $ 89,314    $ 87,243       $ 73,697    $ 37,109        $ 17,312

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial
    Class and Service Class total returns for the year ended Decemb er 31, 2004 would have each been lower by approximately
    0.13%.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, April 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                        Mid Cap Value Series
                                               ----------------------------------------------------------------
                                                 Six Months
                                                   Ended                    Years Ended December 31,
                                               June 30, 2006      ---------------------------------------------
                                                 (Unaudited)      2005       2004            2003         2002(c)
                                                -------------    ------     ------          ------       -------
INITIAL CLASS SHARES
Net asset value, beginning of period              $ 11.73       $ 12.46     $ 10.46        $  7.92       $ 10.00
                                                   ------        ------      ------         ------        ------
Income (loss) from investment operations
  Net investment income (d)                       $  0.03       $  0.04     $  0.01        $  0.02       $  0.04
  Net realized and unrealized gain (loss)
    on investments and foreign currency              0.11          0.70        2.25           2.53         (2.12)
                                                   ------        ------      ------         ------        ------
      Total from investment operations            $  0.14       $  0.74     $  2.26        $  2.55       $ (2.08)
                                                   ------        ------      ------         ------        ------
Less distributions declared to shareholders
  From net investment income                      $  --         $  --       $ (0.01)       $ (0.01)      $  --
  From net realized gain on investments
    and foreign currency transactions               (1.44)        (1.47)      (0.25)          --            --
                                                   ------        ------      ------         ------        ------
      Total distributions declared
        to shareholders                           $ (1.44)      $ (1.47)    $ (0.26)       $ (0.01)      $  --
                                                   ------        ------      ------         ------        ------
Net asset value, end of period                    $ 10.43       $ 11.73     $ 12.46        $ 10.46       $  7.92
                                                   ======        ======      ======         ======        ======
Total return (%) (k)(r)(s)                           0.60(n)       7.63       22.10          32.24        (20.80)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f)             1.04(a)       1.11        1.10           1.81          8.05(a)
  Expenses after expense reductions (f)              1.00(a)       1.00        1.00           0.99          1.02(a)
  Net investment income                              0.52(a)       0.31        0.10           0.26          0.54(a)
Portfolio turnover (%)                                 81           142         147            109            82
Net assets at end of period (000 Omitted) ..      $    31       $    31     $    29        $    24       $    18

                                                                      Mid Cap Value Series
                                               -----------------------------------------------------------------
                                                 Six Months
                                                   Ended                    Years Ended December 31,
                                               June 30, 2006    ------------------------------------------------
                                                (Unaudited)       2005        2004         2003          2002(c)
                                               -------------    -------     -------        ------        -------
SERVICE CLASS SHARES
Net asset value, beginning of period .......      $ 11.66       $ 12.42     $ 10.44        $  7.93       $10.00
                                                  -------       -------     -------        -------       ------
Income (loss) from investment operations
  Net investment income (loss) (d) .........      $  0.02       $  0.01     $ (0.02)       $  0.00(w)    $ 0.04
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....         0.11          0.70        2.25           2.52        (2.11)
                                                  -------       -------     -------        -------       ------
      Total from investment operations .....      $  0.13       $  0.71     $  2.23        $  2.52       $(2.07)
                                                  -------       -------     -------        -------       ------
Less distributions declared to shareholders
  From net investment income ...............      $    --       $    --     $ (0.00)(w)    $ (0.01)      $   --
  From net realized gain on investments
    and foreign currency transactions ......        (1.44)        (1.47)      (0.25)            --           --
                                                  -------       -------     -------        -------       ------
      Total distributions declared
        to shareholders ....................      $ (1.44)      $ (1.47)    $ (0.25)       $ (0.01)      $   --
                                                  -------       -------     -------        -------       ------
Net asset value, end of period .............      $ 10.35       $ 11.66     $ 12.42        $ 10.44       $ 7.93
                                                  =======       =======     =======        =======       ======
Total return (%) (k)(r)(s) .................         0.52(n)       7.40       21.75          31.90       (20.70)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) ...         1.29(a)       1.36        1.35           2.07         8.30(a)
  Expenses after expense reductions (f) ....         1.25(a)       1.25        1.25           1.25         1.27(a)
  Net investment income (loss) .............         0.27(a)       0.06       (0.15)          0.04         0.53(a)
Portfolio turnover (%) .....................           81           142         147            109           82
Net assets at end of period (000 Omitted) ..      $24,616       $25,993     $24,479        $15,954       $  707

(a) Annualized.
(c) For the period from the commencement of the series' investment operations, May 1, 2002, through the stated
    period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from the settlement of a class action lawsuit, without which performance wou ld be lower.
(w) Per share amount was less than $0.01.

                                         See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                            New Discovery Series
                                               ------------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                           Years Ended December 31,
                                               June 30, 2006    -------------------------------------------------------------
                                                (Unaudited)       2005        2004           2003         2002         2001
                                               -------------    --------    --------       --------     --------     --------
INITIAL CLASS SHARES
Net asset value, beginning of period .......    $  14.35        $  13.64    $  12.69       $   9.38     $  14.10     $  15.98
                                                --------        --------    --------       --------     --------     --------
Income (loss) from investment operations
  Net investment loss (d) ..................    $  (0.05)       $  (0.07)   $  (0.08)      $  (0.06)    $  (0.07)    $  (0.07)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....        0.30            0.78        1.03           3.37        (4.65)       (0.71)
                                                --------        --------    --------       --------     --------     --------
      Total from investment operations .....    $   0.25        $   0.71    $   0.95       $   3.31     $  (4.72)    $  (0.78)
                                                --------        --------    --------       --------     --------     --------
Less distributions declared to shareholders
  From net realized gain on investments
    and foreign currency transactions ......    $     --        $     --    $     --       $     --     $     --     $  (1.10)
                                                --------        --------    --------       --------     --------     --------
Net asset value, end of period .............    $  14.60        $  14.35    $  13.64       $  12.69     $   9.38     $  14.10
                                                ========        ========    ========       ========     ========     ========
Total return (%) (k)(s) ....................        1.74(n)         5.21        7.49(b)       35.29       (33.43)       (5.12)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................        0.99(a)         1.00        0.99           1.00         0.98         0.97
  Net investment loss ......................       (0.61)(a)       (0.56)      (0.65)         (0.59)       (0.59)       (0.49)
Portfolio turnover (%) .....................          55             127         139            100           97           64
Net assets at end of period (000 Omitted) ..    $166,687        $176,958    $209,503       $220,278     $177,028     $277,090

                                                                            New Discovery Series
                                               -----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                           Years Ended December 31,
                                               June 30, 2006    ------------------------------------------------------------
                                                (Unaudited)       2005        2004           2003         2002       2001(i)
                                               -------------    --------    --------       --------     --------     -------
SERVICE CLASS SHARES
Net asset value, beginning of period .......    $  14.19        $  13.52    $  12.61       $  9.34      $ 14.08      $ 13.36
                                                --------        --------    --------       -------      -------      -------
Income (loss) from investment operations
  Net investment loss (d) ..................    $  (0.06)       $  (0.11)   $  (0.11)      $ (0.09)     $ (0.08)     $ (0.04)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....        0.29            0.78        1.02          3.36        (4.66)        0.76(g)
                                                --------        --------    --------       -------      -------      -------
      Total from investment operations .....    $   0.23        $   0.67    $   0.91       $  3.27      $ (4.74)     $  0.72
                                                --------        --------    --------       -------      -------      -------
Net asset value, end of period .............    $  14.42        $  14.19    $  13.52       $ 12.61      $  9.34      $ 14.08
                                                ========        ========    ========       =======      =======      =======
Total return (%) (k)(s) ....................        1.62(n)         4.96        7.22(b)      35.01       (33.66)        5.39(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................        1.24(a)         1.26        1.24          1.24         1.23         1.22(a)
  Net investment loss ......................       (0.86)(a)       (0.81)      (0.89)        (0.84)       (0.78)       (0.90)(a)
Portfolio turnover (%) .....................          55             127         139           100           97           64
Net assets at end of period (000 Omitted) ..    $152,495        $131,180    $104,256       $71,049      $34,691      $10,085

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                     Research International Series
                                               ------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                        Years Ended December 31,
                                               June 30, 2006    -------------------------------------------------------
                                                (Unaudited)       2005        2004        2003        2002        2001
                                               -------------    -------     -------     -------     -------     -------
INITIAL CLASS SHARES
Net asset value, beginning of period .......    $  16.74        $ 14.48     $ 12.01     $  9.03     $ 10.22     $ 12.70
                                                --------        -------     -------     -------     -------     -------
Income (loss) from investment operations
  Net investment income (d) ................    $   0.21        $  0.17     $  0.14     $  0.08     $  0.06     $  0.04
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....        1.65           2.21        2.39        2.96       (1.23)      (2.27)
                                                --------        -------     -------     -------     -------     -------
      Total from investment operations .....    $   1.86        $  2.38     $  2.53     $  3.04     $ (1.17)    $ (2.23)
                                                --------        -------     -------     -------     -------     -------
Less distributions declared to shareholders
  From net investment income ...............    $  (0.21)       $ (0.12)    $ (0.06)    $ (0.06)    $ (0.02)    $ (0.09)
  From net realized gain on investments
    and foreign currency transactions ......       (1.11)            --          --          --          --       (0.16)
                                                --------        -------     -------     -------     -------     -------
      Total distributions declared
        to shareholders ....................    $  (1.32)       $ (0.12)    $ (0.06)    $ (0.06)    $ (0.02)    $ (0.25)
                                                --------        -------     -------     -------     -------     -------
Net asset value, end of period .............    $  17.28        $ 16.74     $ 14.48     $ 12.01     $  9.03     $ 10.22
                                                ========        =======     =======     =======     =======     =======
Total return (%) (k)(s) ....................       10.47(n)       16.56       21.20       33.86      (11.44)     (17.76)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................        1.09(a)        1.12        1.10        1.30        1.26        1.26
  Net investment income ....................        2.36(a)        1.11        1.11        0.83        0.61        0.36
Portfolio turnover (%) .....................          42             83         102          97         136         145
Net assets at end of period (000 Omitted) ..    $108,490        $95,752     $86,526     $74,262     $62,555     $80,738

                                                                       Research International Series
                                               ------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                         Years Ended December 31,
                                               June 30, 2006    -------------------------------------------------------
                                                (Unaudited)       2005        2004        2003         2002      2001(i)
                                               -------------    -------     -------     -------       ------     -------
SERVICE CLASS SHARES
Net asset value, beginning of period .......    $  16.61        $ 14.39     $ 11.95     $  9.00       $10.21     $10.76
                                                --------        -------     -------     -------       ------     ------
Income (loss) from investment operations
  Net investment income (loss) (d) .........    $   0.19        $  0.12     $  0.10     $  0.03       $ 0.03     $(0.03)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....        1.64           2.19        2.39        2.96        (1.22)     (0.52)(g)
                                                --------        -------     -------     -------       ------     ------
      Total from investment operations .....    $   1.83        $  2.31     $  2.49     $  2.99       $(1.19)    $(0.55)
                                                --------        -------     -------     -------       ------     ------
Less distributions declared to shareholders
  From net investment income ...............    $  (0.18)       $ (0.09)    $ (0.05)    $ (0.04)      $(0.02)    $   --
  From net realized gain on investments
    and foreign currency transactions ......       (1.11)            --          --          --           --        --
                                                --------        -------     -------     -------       ------     ------
      Total distributions declared
        to shareholders ....................    $  (1.29)       $ (0.09)    $ (0.05)    $ (0.04)      $(0.02)    $   --
                                                --------        -------     -------     -------       ------     ------
Net asset value, end of period .............    $  17.15        $ 16.61     $ 14.39     $ 11.95       $ 9.00     $10.21
                                                ========        =======     =======     =======       ======     ======
Total return (%) (k)(s) ....................       10.39(n)       16.19       20.96       33.40       (11.66)     (5.11)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................        1.34(a)        1.37        1.36        1.57         1.51       1.51(a)
  Net investment income (loss) .............        2.15(a)        0.78        0.78        0.33         0.35      (0.81)(a)
Portfolio turnover (%) .....................          42             83         102          97          136        145
Net assets at end of period (000 Omitted) ..    $116,197        $90,076     $61,087     $27,282       $5,783     $2,537

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                            See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                          Strategic Growth Series
                                               -----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                          Years Ended December 31,
                                               June 30, 2006    ------------------------------------------------------------
                                                (Unaudited)       2005           2004       2003           2002        2001
                                               -------------    -------        -------    -------        -------     -------
INITIAL CLASS SHARES
Net asset value, beginning of period .......      $  7.75       $  7.67        $  7.18    $  5.63        $  8.05     $ 10.91
                                                  -------       -------        -------    -------        -------     -------
Income (loss) from investment operations
  Net investment income (loss) (d) .........      $ (0.01)      $ (0.00)(w)    $  0.02    $ (0.00)(w)    $ (0.01)    $ (0.01)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....        (0.12)         0.11           0.47       1.55          (2.41)      (2.65)
                                                  -------       -------        -------    -------        -------     -------
      Total from investment operations .....      $ (0.13)      $  0.11        $  0.49    $  1.55        $ (2.42)    $ (2.66)
                                                  -------       -------        -------    -------        -------     -------
Less distributions declared to shareholders
  From net investment income ...............      $    --       $ (0.03)       $    --    $    --        $    --     $    --
  From net realized gain on investments
    and foreign currency transactions ......           --            --             --         --             --       (0.20)
                                                  -------       -------        -------    -------        -------     -------
      Total distributions declared
        to shareholders ....................      $    --       $ (0.03)       $    --    $    --        $    --     $ (0.20)
                                                  -------       -------        -------    -------        -------     -------
Net asset value, end of period .............      $  7.62       $  7.75        $  7.67    $  7.18        $  5.63     $  8.05
                                                  =======       =======        =======    =======        =======     =======
Total return (%) (k)(s) ....................        (1.68)(n)      1.40           6.82      27.53         (30.06)     (24.65)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................         0.90(a)       0.92           0.88       0.91           0.88        0.86
  Net investment income (loss) .............        (0.25)(a)     (0.05)          0.31      (0.01)         (0.18)      (0.11)
Portfolio turnover (%) .....................           70           125             74         74             98         123
Net assets at end of period (000 Omitted) ..      $31,785       $36,492        $45,471    $47,910        $38,486     $74,471

                                                                            Strategic Growth Series
                                               -----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                          Years Ended December 31,
                                               June 30, 2006    ------------------------------------------------------------
                                                (Unaudited)       2005          2004       2003          2002        2001(i)
                                               -------------    -------       -------    -------        ------       -------
SERVICE CLASS SHARES
Net asset value, beginning of period .......      $  7.69       $  7.61        $  7.14    $  5.62        $  8.05     $  7.95
                                                  -------       -------        -------    -------        -------     -------
Income (loss) from investment operations
  Net investment income (loss) (d) .........      $ (0.02)      $ (0.02)       $  0.01    $ (0.01)       $ (0.02)    $ (0.01)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....        (0.12)         0.11           0.46       1.53          (2.41)       0.11(g)
                                                  -------       -------        -------    -------        -------     -------
      Total from investment operations .....      $ (0.14)      $  0.09        $  0.47    $  1.52        $ (2.43)    $  0.10
                                                  -------       -------        -------    -------        -------     -------
Less distributions declared to shareholders
  From net investment income ...............      $  --         $ (0.01)       $  --      $  --          $  --       $  --
                                                  -------       -------        -------    -------        -------     -------
Net asset value, end of period .............      $  7.55       $  7.69        $  7.61    $  7.14        $  5.62     $  8.05
                                                  =======       =======        =======    =======        =======     =======
Total return (%) (k)(s) ....................        (1.82)(n)      1.17           6.58      27.05         (30.19)       1.26(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................         1.15(a)       1.17           1.13       1.16           1.13        1.11(a)
  Net investment income (loss) .............        (0.50)(a)     (0.30)          0.12      (0.23)         (0.38)      (0.27)(a)
Portfolio turnover (%) .....................           70           125             74         74             98         123
Net assets at end of period (000 Omitted) ..      $39,669       $41,076        $42,403    $30,403        $ 4,997     $ 1,989

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period.

                                                                 Strategic Value Series
                                               ---------------------------------------------------------
                                                 Six Months
                                                   Ended                Years Ended December 31,
                                               June 30, 2006    ----------------------------------------
                                                (Unaudited)      2005       2004       2003      2002(c)
                                               -------------    ------     ------     ------     -------
INITIAL CLASS SHARES
Net asset value, beginning of period .......     $10.23         $11.57     $10.05     $ 7.90     $10.00
                                                 ------         ------     ------     ------     ------
Income (loss) from investment operations
  Net investment income (d) ................     $ 0.05         $ 0.08     $ 0.11     $ 0.07     $ 0.07
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....       0.06          (0.18)      1.63       2.09      (2.17)
                                                 ------         ------     ------     ------     ------
      Total from investment operations .....     $ 0.11         $(0.10)    $ 1.74     $ 2.16     $(2.10)
                                                 ------         ------     ------     ------     ------
Less distributions declared to shareholders
  From net investment income ...............     $(0.08)        $(0.11)    $(0.04)    $(0.01)    $   --
  From net realized gain on investments
    and foreign currency transactions ......      (0.85)         (1.13)     (0.18)        --         --
                                                 ------         ------     ------     ------     ------
      Total distributions declared
        to shareholders ....................     $(0.93)        $(1.24)    $(0.22)    $(0.01)    $   --
                                                 ------         ------     ------     ------     ------
Net asset value, end of period .............     $ 9.41         $10.23     $ 11.57    $10.05     $ 7.90
                                                 ======         ======     ======     ======     ======
Total return (%) (k)(r)(s) .................       0.78(n)       (0.39)     18.05      27.44     (21.00)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) ...       1.33(a)        1.44       1.29       1.59       6.20(a)
  Expenses after expense reductions (f) ....       1.00(a)        1.00       0.99       1.00       1.01(a)
  Net investment income ....................       0.91(a)        0.74       1.05       0.80       0.89(a)
Portfolio turnover (%) .....................         23             60         70         38         53
Net assets at end of period (000 Omitted) ..     $    9         $    9     $    9     $    8     $    6

                                                                  Strategic Value Series
                                               -----------------------------------------------------------
                                                 Six Months
                                                   Ended                 Years Ended December 31,
                                               June 30, 2006    ------------------------------------------
                                                (Unaudited)       2005        2004       2003      2002(c)
                                               -------------    -------     -------     ------     -------
SERVICE CLASS SHARES
Net asset value, beginning of period .......      $10.17        $ 11.52     $ 10.02     $ 7.90     $10.00
                                                  ------        -------     -------     ------     ------
Income (loss) from investment operations
  Net investment income (d) ................      $ 0.03        $  0.05     $  0.09     $ 0.05     $ 0.06
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....        0.09          (0.19)       1.61       2.08      (2.16)
                                                  ------        -------     -------     ------     ------
      Total from investment operations .....      $ 0.12        $ (0.14)    $  1.70     $ 2.13     $(2.10)
                                                  ------        -------     -------     ------     ------
Less distributions declared to shareholders
  From net investment income ...............      $(0.06)       $ (0.08)    $ (0.02)    $(0.01)    $   --
  From net realized gain on investments
    and foreign currency transactions ......       (0.85)         (1.13)      (0.18)        --         --
                                                  ------        -------     -------     ------     ------
      Total distributions declared
        to shareholders ....................      $(0.91)       $ (1.21)    $ (0.20)    $(0.01)    $   --
                                                  ------        -------     -------     ------     ------
Net asset value, end of period .............      $ 9.38        $ 10.17     $ 11.52     $10.02     $ 7.90
                                                  ======        =======     =======     ======     ======
Total return (%) (k)(r)(s) .................        0.81(n)       (0.72)      17.77      27.01     (21.00)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) ...        1.60(a)        1.69        1.55       1.84       6.45(a)
  Expenses after expense reductions (f) ....        1.25(a)        1.25        1.25       1.25       1.26(a)
  Net investment income ....................        0.66(a)        0.48        0.82       0.56       0.81(a)
Portfolio turnover (%) .....................          23             60          70         38         53
Net assets at end of period (000 Omitted) ..      $9,275        $10,651     $11,597     $8,199     $1,072

(a) Annualized.
(c) For the period from the commencement of the series' operations, May 1, 2002 through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                     See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                             Technology Series
                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                          Years Ended December 31,
                                               June 30, 2006    -----------------------------------------------------------
                                                (Unaudited)       2005        2004           2003        2002        2001
                                               -------------    -------     -------        -------     -------      -------
INITIAL CLASS SHARES
Net asset value, beginning of period .......    $  4.46         $  4.20     $  4.10        $  2.82     $  5.22      $  8.52
                                                -------         -------     -------        -------     -------      -------
Income (loss) from investment operations
  Net investment loss (d) ..................    $ (0.01)        $ (0.03)    $ (0.01)       $ (0.02)    $ (0.02)     $ (0.02)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....       0.04            0.29        0.11           1.30       (2.38)       (3.28)
                                                -------         -------     -------        -------     -------      -------
      Total from investment operations .....    $  0.03         $  0.26     $  0.10        $  1.28     $ (2.40)     $ (3.30)
                                                -------         -------     -------        -------     -------      -------
Less distributions declared to shareholders
  From net investment income ...............    $    --         $    --     $    --        $    --     $    --      $ (0.00)(w)
                                                -------         -------     -------        -------     -------      -------
Net asset value, end of period .............    $  4.49         $  4.46     $  4.20        $  4.10     $  2.82      $  5.22
                                                =======         =======     =======        =======     =======      =======
Total return (%) (k)(r)(s) .................       0.67(n)         6.19        2.44(b)       45.39      (45.98)      (38.87)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) ...       1.11(a)         1.18        1.11           1.09        0.91         0.90
  Expenses after expense reductions (f) ....       1.00(a)         1.00        1.01           1.06        0.91         0.90
  Net investment loss ......................      (0.53)(a)       (0.66)      (0.21)         (0.65)      (0.61)       (0.39)
Portfolio turnover (%) .....................        122             196         110            191         210          310
Net assets at end of period (000 Omitted) ..    $17,146         $18,978     $23,069        $28,376     $14,020      $33,855

                                                                               Technology Series
                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                       Years Ended December 31,
                                               June 30, 2006    -----------------------------------------------------------
                                                (Unaudited)      2005        2004           2003        2002        2001(i)
                                               -------------    ------      ------         ------      ------       -------
SERVICE CLASS SHARES
Net asset value, beginning of period .......    $ 4.40          $ 4.15      $ 4.07          $ 2.80      $ 5.22       $ 5.00
                                                ------          ------      ------          ------      ------       ------
Income (loss) from investment operations
  Net investment loss (d) ..................    $(0.02)         $(0.04)     $(0.02)         $(0.03)     $(0.03)      $(0.02)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....      0.05            0.29        0.10            1.30       (2.39)        0.24(g)
                                                ------          ------      ------          ------      ------       ------
      Total from investment operations .....    $ 0.03          $ 0.25      $ 0.08          $ 1.27      $(2.42)      $ 0.22
                                                ------          ------      ------          ------      ------       ------
Net asset value, end of period .............    $ 4.43          $ 4.40      $ 4.15          $ 4.07      $ 2.80       $ 5.22
                                                ======          ======      ======          ======      ======       ======
Total return (%) (k)(r)(s) .................      0.68(n)         6.02        1.97(b)        45.36      (46.36)        4.40(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) ...      1.36(a)         1.43        1.36            1.33        1.16         1.15(a)
  Expenses after expense reductions (f) ....      1.25(a)         1.25        1.26            1.30        1.16         1.15(a)
  Net investment loss ......................     (0.78)(a)       (0.92)      (0.45)          (0.91)      (0.85)       (0.90)(a)
Portfolio turnover (%) .....................       122             196         110             191         210          310
Net assets at end of period (000 Omitted) ..    $3,284          $3,375      $3,636          $4,094      $1,509       $  947

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                Value Series
                                               -----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                          Years Ended December 31,
                                               June 30, 2006    ------------------------------------------------------------
                                                (Unaudited)       2005        2004           2003        2002         2001
                                               -------------    --------    --------       --------    --------     --------
INITIAL CLASS SHARES
Net asset value, beginning of period .......    $  16.30        $  15.51    $  13.61       $  11.05    $  12.88     $  14.45
                                                --------        --------    --------       --------    --------     --------
Income (loss) from investment operations
  Net investment income (d) ................    $   0.13        $   0.24    $   0.21       $   0.19    $   0.19     $   0.17
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....        0.88            0.77        1.87           2.56       (1.93)       (0.55)
                                                --------        --------    --------       --------    --------     --------
      Total from investment operations .....    $   1.01        $   1.01    $   2.08       $   2.75    $  (1.74)    $  (0.38)
                                                --------        --------    --------       --------    --------     --------
Less distributions declared to shareholders
  From net investment income ...............    $  (0.27)       $  (0.22)   $  (0.18)      $  (0.19)   $  (0.09)    $  (0.75)
  From net realized gain on investments
    and foreign currency transactions ......       (0.65)             --          --             --          --        (0.44)
                                                --------        --------    --------       --------    --------     --------
      Total distributions declared
        to shareholders ....................    $  (0.92)       $  (0.22)   $  (0.18)      $  (0.19)   $  (0.09)    $  (1.19)
                                                --------        --------    --------       --------    --------     --------
Net asset value, end of period .............    $  16.39        $  16.30    $  15.51       $  13.61    $  11.05     $  12.88
                                                ========        ========    ========       ========    ========     ========
Total return (%) (k)(s) ....................        6.01(n)         6.60       15.52(b)       25.31      (13.58)       (7.46)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................        0.83(a)         0.85        0.83           0.84        0.83         0.85
  Net investment income ....................        1.55(a)         1.51        1.53           1.65        1.57         1.31
Portfolio turnover (%) .....................          13              22          36             57          51           63
Net assets at end of period (000 Omitted) ..    $304,661        $319,952    $339,705       $310,818    $266,892     $288,239

                                                                                 Value Series
                                               -----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                            Years Ended December 31,
                                               June 30, 2006    ------------------------------------------------------------
                                                (Unaudited)       2005        2004            2003        2002       2001(i)
                                               -------------    --------    --------        -------     -------      -------
SERVICE CLASS SHARES
Net asset value, beginning of period .......    $  16.21        $  15.43    $  13.56        $ 11.01     $ 12.86      $ 13.00
                                                --------        --------    --------        -------     -------      -------
Income (loss) from investment operations
  Net investment income (d) ................    $   0.11        $   0.20    $   0.18        $  0.16     $  0.17      $  0.05
  Net realized and unrealized gain (loss)
    on investments and foreign currency ....        0.88            0.77        1.85           2.56       (1.93)       (0.19)(g)
                                                --------        --------    --------        -------     -------      -------
      Total from investment operations .....    $   0.99        $   0.97    $   2.03        $  2.72     $ (1.76)     $ (0.14)
                                                --------        --------    --------        -------     -------      -------
Less distributions declared to shareholders
  From net investment income ...............    $  (0.23)       $  (0.19)   $  (0.16)       $ (0.17)    $ (0.09)     $    --
  From net realized gain on investments
    and foreign currency transactions ......       (0.65)             --          --             --          --           --
                                                --------        --------    --------        -------     -------      -------
      Total distributions declared
        to shareholders ....................    $  (0.88)       $  (0.19)   $  (0.16)       $ (0.17)    $ (0.09)     $    --
                                                --------        --------    --------        -------     -------      -------
Net asset value, end of period .............    $  16.32        $  16.21    $  15.43        $ 13.56     $ 11.01      $ 12.86
                                                ========        ========    ========        =======     =======      =======
Total return (%) (k)(s) ....................        5.93(n)         6.34       15.18(b)       25.09      (13.77)       (1.08)(n)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .............................        1.08(a)         1.10        1.08           1.09        1.08         1.11(a)
  Net investment income ....................        1.30(a)         1.27        1.28           1.39        1.41         1.00(a)
Portfolio turnover (%) .....................          13              22          36             57          51           63
Net assets at end of period (000 Omitted) ..    $126,802        $126,809    $119,496        $83,780     $46,646      $16,481

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series' shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, August 24, 2001 (Service Class) through the stated period end.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                      See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) BUSINESS AND ORGANIZATION
The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of twenty-eight separate series (the series) of shares: Bond Series, Capital Appreciation Series, Capital Opportunities Series*, Core Equity Series*, Emerging Growth Series, Emerging Market Equity Series, Global Governments Series, Global Growth Series, Global Total Return Series, Government Securities Series, High Yield Series, International Growth Series*, International Value Series, Massachusetts Investors Growth Stock Series*, Massachusetts Investors Trust Series, Mid Cap Growth Series, Mid Cap Value Series*, Money Market Series, New Discovery Series*, Research Series, Research International Series*, Strategic Growth Series*, Strategic Income Series, Strategic Value Series*, Technology Series*, Total Return Series, Utilities Series, and Value Series*. The shares of each series are sold only to variable accounts established by Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES
General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional- size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short- term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of each series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when each series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statements of Operations, or in unrealized gain/loss if the security is still held by the series.

Fees Paid Indirectly - Certain series' custody fees are reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. These amounts, for the six months ended June 30, 2006, are shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions - Each series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, real estate investment trusts, passive foreign investment companies, wash sale loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                               Capital Opportunities       Core Equity            International Growth     Massachusetts  Investors
                                      Series                 Series                     Series               Growth Stock Series
                             ------------------------    --------------------    ----------------------    ------------------------
                                   December 31,              December 31,             December 31,               December 31,
                             ------------------------    --------------------    ----------------------    ------------------------
                                2005          2004         2005        2004         2005         2004         2005           2004
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income
  (including any
  short-term capital
  gains).................    $2,157,384    $1,284,703    $597,682    $569,298    $1,214,948    $671,328    $2,408,735      $320,560

                                 Mid Cap Value             New Discovery        Research International        Strategic Growth
                                    Series                     Series                   Series                     Series
                             ------------------------    --------------------    ----------------------    ------------------------
                                   December 31,              December 31,             December 31,               December 31,
                             ------------------------    --------------------    ----------------------    ------------------------
                                2005           2004        2005        2004         2005         2004          2005          2004
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income
  (including any
  short-term capital
  gains) (a).............    $2,449,607      $432,782    $     --    $     --    $1,115,634    $530,167      $184,439      $     --
Long-term capital gain...       412,730        25,758          --          --            --          --            --            --
                             ----------      --------    --------    --------    ----------    --------      --------      --------
  Total distributions....    $2,862,337      $458,540    $     --    $     --    $1,115,634    $530,167      $184,439      $     --
                             ==========      ========    ========    ========    ==========    ========      ========      ========

                              Strategic Value Series       Technology Series            Value Series
                             ------------------------    --------------------    --------------------------
                                   December 31,              December 31,               December 31,
                             ------------------------    --------------------    --------------------------
                                2005          2004         2005        2004         2005            2004
-----------------------------------------------------------------------------------------------------------
Ordinary income
  (including any
  short-term capital
  gains).................    $  598,886      $194,355    $     --    $     --    $6,089,141      $5,235,208
Long-term capital gain...       601,688        29,295          --          --            --              --
                             ----------      --------    --------    --------    ----------      ----------
  Total distributions....    $1,200,574      $223,650    $     --    $     --    $6,089,141      $5,235,208
                             ==========      ========    ========    ========    ==========      ==========

(a) Included in Strategic Growth Series' distributions from ordinary income for the year ended December 31, 2005 is $983 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                                                      Massachusetts
                                                      Capital           Core         International      Investors
                                                   Opportunities       Equity            Growth       Growth Stock
                                                       Series          Series            Series           Series
-------------------------------------------------------------------------------------------------------------------
AS OF JUNE 30, 2006
Cost of investments ...........................    $223,909,250     $ 91,852,681     $147,946,801     $467,016,504
                                                   ---------------------------------------------------------------
Gross appreciation ............................    $  8,420,283     $  7,421,643     $ 24,225,836     $ 11,793,534
Gross depreciation ............................      (9,799,924)      (3,478,991)      (3,210,048)     (25,113,494)
                                                   ---------------------------------------------------------------
Net unrealized appreciation (depreciation) ....    $ (1,379,641)    $  3,942,652     $ 21,015,788     $(13,319,960)

AS OF DECEMBER 31, 2005
Undistributed ordinary income .................    $    978,133     $    522,742     $    956,570     $    344,466
Undistributed long-term capital gain ..........              --               --       11,591,730               --
Capital loss carryforwards ....................    (294,991,159)      (2,536,056)              --     (397,650,193)
Other temporary differences ...................        (138,962)          (1,562)         (91,043)        (123,455)
Net unrealized appreciation (depreciation) ....       8,664,471       10,846,066       27,488,308        2,861,488

                                                      Mid Cap            New            Research        Strategic
                                                       Value          Discovery      International        Growth
                                                      Series           Series            Series           Series
-------------------------------------------------------------------------------------------------------------------
AS OF JUNE 30, 2006
Cost of investments ...........................    $ 24,047,944     $383,847,665     $224,011,512     $ 81,907,054
                                                   ---------------------------------------------------------------
Gross appreciation ............................    $  1,658,200     $ 33,635,234     $ 30,315,059     $  3,621,195
Gross depreciation ............................      (1,084,607)     (24,179,077)      (3,127,436)      (3,379,880)
                                                   ---------------------------------------------------------------
Net unrealized appreciation (depreciation) ....    $    573,593     $  9,456,157     $ 27,187,623     $    241,315

AS OF DECEMBER 31, 2005
Undistributed ordinary income .................    $  1,728,464     $         --     $  4,589,730     $         --
Undistributed long-term capital gain ..........       1,356,628               --       11,275,505               --
Capital loss carryforwards ....................              --      (39,460,959)              --      (46,633,918)
Other temporary differences ...................              (9)        (150,015)         (12,652)              --
Net unrealized appreciation (depreciation) ....       1,458,057       28,762,465       27,141,584        4,236,745

                                                     Strategic
                                                       Value         Technology          Value
                                                      Series           Series            Series
--------------------------------------------------------------------------------------------------
AS OF JUNE 30, 2006
Cost of investments ...........................    $  9,017,633     $ 26,085,113     $364,388,203
                                                   ----------------------------------------------
Gross appreciation ............................    $    830,797     $    668,794     $ 92,688,271
Gross depreciation ............................        (571,926)      (1,893,670)     (10,855,627)
                                                   ----------------------------------------------
Net unrealized appreciation (depreciation) ....    $    258,871     $ (1,224,876)    $ 81,832,644

AS OF DECEMBER 31, 2005
Undistributed ordinary income .................    $    325,609     $         --     $  6,535,070
Undistributed long-term capital gain ..........         535,057               --       16,773,345
Capital loss carryforwards ....................              --      (36,835,502)              --
Post-October capital loss deferral ............        (188,667)              --               --
Other temporary differences ...................              --           (1,993)            (275)
Net unrealized appreciation (depreciation) ....         557,889        1,953,427       72,340,385

The aggregate costs above include prior fiscal year end tax adjustments.

As of December 31, 2005, the following series had capital loss carryforwards available to offset future realized gains.
Such losses expire as follows:

                                                                                      Massachusetts
                                                      Capital            Core           Investors
                                                   Opportunities        Equity        Growth Stock
EXPIRATION DATE                                        Series           Series            Series
---------------------------------------------------------------------------------------------------
December 31, 2009 .............................    $(148,630,607)    $         --     $(222,142,244)
December 31, 2010 .............................     (146,360,552)      (2,536,056)     (175,507,949)
---------------------------------------------------------------------------------------------------
................................................    $(294,991,159)    $ (2,536,056)    $(397,650,193)

                                                        New            Strategic
                                                     Discovery          Growth          Technology
                                                       Series           Series          Series (a)
---------------------------------------------------------------------------------------------------
December 31, 2008 .............................    $          --     $         --     $  (1,288,522)
December 31, 2009 .............................               --      (26,744,704)      (19,044,910)
December 31, 2010 .............................      (39,460,959)     (17,626,481)      (16,502,070)
December 31, 2011 .............................               --       (2,262,733)               --
---------------------------------------------------------------------------------------------------
                                                   $ (39,460,959)    $(46,633,918)    $ (36,835,502)

(a) The availability of a portion of the capital loss carryforwards, which were acquired on
    September 5, 2003 in connection with the Global Telecommunications Series merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to each series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on each series' financial statements.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES
Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Capital Opportunities Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Core Equity Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $500 million until May 1, 2007 unless changed or rescinded by the Board of Trustees. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

International Growth Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets, and 0.70% of average daily net assets in excess of $2 billion.

Massachusetts Investors Growth Stock Series: The management fee is 0.75% of average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion unless changed or rescinded by the Board of Trustees. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

Mid Cap Value Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $500 million until May 1, 2007 unless changed or rescinded by the Board of Trustees. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

New Discovery Series: The management fee is 0.90% of the first $1 billion of average daily net assets and 0.80% of average daily net assets in excess of $1 billion. The investment adviser has agreed in writing to reduce its management fee to 0.80% of average daily net assets in excess of $500 million until May 1, 2007 unless changed or rescinded by the Board of Trustees. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Research International Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets, and 0.70% of average daily net assets in excess of $2 billion.

Strategic Growth Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $500 million until May 1, 2007 unless changed or rescinded by the Board of Trustees. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Strategic Value Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $500 million until May 1, 2007 unless changed or rescinded by the Board of Trustees. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Technology Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $500 million until May 1, 2007 unless changed or rescinded by the Board of Trustees. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Value Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $500 million until May 1, 2007 unless changed or rescinded by the Board of Trustees. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Unless changed or rescinded by the Board of Trustees, the investment adviser has agreed to pay, until May 1, 2007, a portion of certain series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that the operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. For the six months ended June 30, 2006, this agreement is reflected as a reduction of total expenses in the Statements of Operations for these series. The management fees and expense limitations incurred for the six months ended June 30, 2006 were equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                       Effective
                                                       Management      Expense
                                                          Fees       Limitations
--------------------------------------------------------------------------------
Capital Opportunities Series ......................       0.75%         N/A
Core Equity Series ................................       0.75%         N/A
International Growth Series .......................       0.90%         N/A
Massachusetts Investors Growth Stock Series .......       0.75%         N/A
Mid Cap Value Series ..............................       0.75%        0.25%(b)
New Discovery Series ..............................       0.90%         N/A
Research International Series .....................       0.90%         N/A
Strategic Growth Series ...........................       0.75%         N/A
Strategic Value Series ............................       0.75%        0.25%(b)
Technology Series .................................       0.75%        0.25%(b)
Value Series ......................................       0.75%         N/A

(b) For the Mid Cap Value Series, Strategic Value Series, and Technology Series, the expense reduction was $4,842, $17,615, and $12,495, respectively.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the 1940 Act.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain series and certain other MFS funds (the funds) for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Prior to June 1, 2006, each series was allocated a portion of these administrative costs based on its size and relative average net assets. Effective June 1, 2006, each series is charged an annual fixed amount of $10,000 plus a fee based on calendar year average net assets. The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                              Percent of
                                                             Average Daily
                                                              Net Assets
------------------------------------------------------------------------------
Capital Opportunities Series ..............................     0.0203%
Core Equity Series ........................................     0.0202%
International Growth Series ...............................     0.0203%
Massachusetts Investors Growth Stock Series ...............     0.0203%
Mid Cap Value Series ......................................     0.0217%
New Discovery Series ......................................     0.0204%
Research International Series .............................     0.0205%
Strategic Growth Series ...................................     0.0201%
Strategic Value Series ....................................     0.0318%
Technology Series .........................................     0.0228%
Value Series ..............................................     0.0203%

Trustees' and Officers' Compensation - Each series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

Other - The funds have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the six months ended June 30, 2006, payments made by the series to Tarantino LLC amounted to the following and are included in the miscellaneous expense on the Statements of Operations:

                                                               ICCO Fee
------------------------------------------------------------------------------
Capital Opportunities Series ..............................     $  491
Core Equity Series ........................................        219
International Growth Series ...............................        348
Massachusetts Investors Growth Stock Series ...............      1,138
Mid Cap Value Series ......................................         61
New Discovery Series ......................................        776
Research International Series .............................        494
Strategic Growth Series ...................................        183
Strategic Value Series ....................................         24
Technology Series .........................................         55
Value Series ..............................................      1,065

(4) PORTFOLIO SECURITIES
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

                                                                                                         Massachusetts
                                                          Capital           Core        International      Investors
                                                       Opportunities       Equity           Growth        Growth Stock
                                                           Series          Series           Series           Series
----------------------------------------------------------------------------------------------------------------------
Purchases
Investments .......................................     $112,046,228    $ 54,435,636     $ 76,416,153     $174,462,074
Sales
Investments .......................................     $129,497,850    $ 57,419,601     $ 83,874,569     $224,651,638

                                                          Mid Cap            New           Research        Strategic
                                                           Value          Discovery     International        Growth
                                                           Series          Series           Series           Series
----------------------------------------------------------------------------------------------------------------------
Purchases
Investments .......................................     $ 20,645,361    $183,612,142     $109,788,591     $ 52,165,485
Sales
Investments .......................................     $ 21,829,263    $176,489,145     $ 88,664,886     $ 58,492,160

                                                         Strategic
                                                           Value         Technology         Value
                                                           Series          Series           Series
-----------------------------------------------------------------------------------------------------
Purchases
Investments .......................................     $  2,281,214    $ 26,902,841     $ 59,523,198
Sales
Investments .......................................     $  3,886,290    $ 29,616,092     $101,626,823

(5) SHARES OF BENEFICIAL INTEREST
Each series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                  Capital Opportunities Series                                  Core Equity Series
                     -----------------------------------------------------   -------------------------------------------------------
                          Six months ended               Year ended               Six months ended                Year ended
                              6/30/06                     12/31/05                    6/30/06                      12/31/05
                     -------------------------   -------------------------   -------------------------   ---------------------------
                     Shares        Amount        Shares        Amount        Shares        Amount         Shares         Amount
------------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class       10,251   $    141,441      104,269   $   1,361,979      136,493   $   2,128,184       330,602   $   4,742,399
  Service Class       57,143        783,915       72,056         936,625      198,687       3,071,494        64,342         936,068
                  -----------------------------------------------------------------------------------------------------------------
                      67,394   $    925,356      176,325   $   2,298,604      335,180   $   5,199,678       394,944   $   5,678,467
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class       67,409   $    940,362      164,589   $   2,050,777       30,391   $     475,009        40,516   $     555,472
  Service Class        2,753         38,321        8,576         106,607        3,095          48,229         3,088          42,210
                  -----------------------------------------------------------------------------------------------------------------
                      70,162   $    978,683      173,165   $   2,157,384       33,486   $     523,238        43,604   $     597,682
Shares reacquired
  Initial Class   (1,891,417)  $(25,966,805)  (4,298,177)  $ (55,880,260)    (483,354)  $  (7,417,648)     (857,064)    (12,329,230)
  Service Class      (94,367)    (1,287,029)    (218,299)     (2,829,258)     (75,217)     (1,156,408)     (100,848)     (1,437,594)
                  -----------------------------------------------------------------------------------------------------------------
                  (1,985,784)  $(27,253,834)  (4,516,476)  $ (58,709,518)    (558,571)  $  (8,574,056)     (957,912)  $ (13,766,824)
Net change
  Initial Class   (1,813,757)  $(24,885,002)  (4,029,319)  $ (52,467,504)    (316,470)  $  (4,814,455)     (485,946)  $  (7,031,359)
  Service Class      (34,471)      (464,793)    (137,667)     (1,786,026)     126,565       1,963,315       (33,418)       (459,316)
                  -----------------------------------------------------------------------------------------------------------------
                  (1,848,228)  $(25,349,795)  (4,166,986)  $ (54,253,530)    (189,905)  $  (2,851,140)     (519,364)  $  (7,490,675)

                                  International Growth Series                     Massachusetts Investors Growth Stock Series
                     -----------------------------------------------------   ------------------------------------------------------
                          Six months ended             Year ended               Six months ended               Year ended
                             6/30/06                    12/31/05                     6/30/06                    12/31/05
                     -------------------------   -------------------------   -------------------------   --------------------------
                     Shares        Amount        Shares        Amount        Shares        Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class      361,689   $  5,811,480      324,103   $   4,406,471       90,271   $     899,212       394,815   $   3,703,767
  Service Class      158,824      2,566,691      128,093       1,772,745      534,767       5,233,526       906,975       8,377,359
                  -----------------------------------------------------------------------------------------------------------------
                     520,513   $  8,378,171      452,196   $   6,179,216      625,038   $   6,132,738     1,301,790   $  12,081,126

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class      639,253   $ 10,816,169       83,531   $   1,088,407       34,499   $     344,988       243,752   $   2,166,960
  Service Class      102,828      1,733,680        9,734         126,541         --              --          27,350         241,775
                  -----------------------------------------------------------------------------------------------------------------
                     742,081   $ 12,549,849       93,265   $   1,214,948       34,499   $     344,988       271,102   $   2,408,735

Shares reacquired
  Initial Class     (762,862)  $(12,245,687)  (1,476,056)  $ (20,373,123)  (4,482,994)  $ (44,568,747)   (9,880,601)  $ (92,028,248)
  Service Class     (165,465)    (2,675,824)    (236,474)     (3,268,652)    (609,653)     (6,029,812)   (1,064,902)     (9,875,033)
                  -----------------------------------------------------------------------------------------------------------------
                    (928,327)  $(14,921,511)  (1,712,530)  $ (23,641,775)  (5,092,647   $ (50,598,559)   (10,945,503) $(101,903,281)

Net change
  Initial Class      238,080   $  4,381,962   (1,068,422)  $ (14,878,245)  (4,358,224)  $ (43,324,547)   (9,242,034)  $ (86,157,521)
  Service Class       96,187      1,624,547      (98,647)     (1,369,366)     (74,886)       (796,286)     (130,577)     (1,255,899)
                  -----------------------------------------------------------------------------------------------------------------
                     334,267   $  6,006,509   (1,167,069)  $ (16,247,611)  (4,433,110)  $ (44,120,833)   (9,372,611)  $ (87,413,420)

                                   Mid Cap Value Series                                    New Discovery Series
                     -----------------------------------------------------   ------------------------------------------------------
                          Six months ended             Year ended               Six months ended               Year ended
                             6/30/06                    12/31/05                     6/30/06                    12/31/05
                     -------------------------   -------------------------   -------------------------   --------------------------
                     Shares        Amount        Shares        Amount        Shares        Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class         --     $       --           --     $        --        268,358   $   3,987,619       360,523   $   4,603,054
  Service Class      110,616      1,325,228      367,378       4,157,075    1,813,367      26,984,854     2,437,511      31,813,031
                  -----------------------------------------------------------------------------------------------------------------
                     110,616   $  1,325,228      367,378   $   4,157,075    2,081,725   $  30,972,473     2,798,034   $  36,416,085

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class          347   $      3,796          331   $       3,404         --     $        --            --     $        --
  Service Class      284,083      3,082,304      279,466       2,858,933         --              --            --              --
                  -----------------------------------------------------------------------------------------------------------------
                     284,430   $  3,086,100      279,797   $   2,862,337         --     $        --            --     $        --

Shares reacquired
  Initial Class         --     $       --           --     $        --     (1,184,862)  $ (17,927,000)   (3,388,563)  $ (44,928,044)
  Service Class     (245,853)    (2,857,746)    (387,245)     (4,438,304)    (483,242)     (7,248,130)     (902,492)    (12,005,878)
                  -----------------------------------------------------------------------------------------------------------------
                    (245,853)  $ (2,857,746)    (387,245)  $  (4,438,304)  (1,668,104)  $ (25,175,130)   (4,291,055)  $ (56,933,922)

Net change
  Initial Class          347   $      3,796          331   $       3,404     (916,504)  $ (13,939,381)   (3,028,040)  $ (40,324,990)
  Service Class      148,846      1,549,786      259,599       2,577,704    1,330,125      19,736,724     1,535,019      19,807,153
                  -----------------------------------------------------------------------------------------------------------------
                     149,193   $  1,553,582      259,930   $   2,581,108      413,621   $   5,797,343    (1,493,021)  $ (20,517,837)

                                       Research International Series                          Strategic Growth Series
                     -----------------------------------------------------   ------------------------------------------------------
                          Six months ended             Year ended               Six months ended               Year ended
                             6/30/06                    12/31/05                     6/30/06                    12/31/05
                     -------------------------   -------------------------   -------------------------   --------------------------
                     Shares        Amount        Shares        Amount        Shares        Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class      495,052   $  8,986,964      485,813   $   7,172,973      145,910   $   1,163,216       218,115   $   1,655,048
  Service Class    1,308,793     23,342,723    1,771,273      26,364,326      411,108       3,137,992       567,070       4,160,821
                  -----------------------------------------------------------------------------------------------------------------
                   1,803,845   $ 32,329,687    2,257,086   $  33,537,299      557,018   $   4,301,208       785,185   $   5,815,869

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class      423,469   $  7,969,687       50,122   $     701,713         --     $        --          19,124   $     137,497
  Service Class      422,782      7,897,579       29,736         413,921         --              --           6,574          46,942
                  -----------------------------------------------------------------------------------------------------------------
                     846,251   $ 15,867,266       79,858   $   1,115,634         --     $        --          25,698   $     184,439

Shares reacquired
  Initial Class     (360,319)  $ (6,224,872)    (790,610)  $ (11,923,678)    (685,502)  $  (5,411,223)   (1,454,461)  $ (10,940,500)
  Service Class     (376,296)    (6,644,671)    (625,576)     (9,332,093)    (502,333)     (3,994,745)     (800,291)     (5,998,540)
                  -----------------------------------------------------------------------------------------------------------------
                    (736,615)  $(12,869,543)  (1,416,186)  $ (21,255,771)  (1,187,835)  $  (9,405,968)   (2,254,752)  $ (16,939,040)

Net change
  Initial Class      558,202   $ 10,731,779     (254,675)  $  (4,048,992)    (539,592)  $  (4,248,007)   (1,217,222)  $  (9,147,955)
  Service Class    1,355,279     24,595,631    1,175,433      17,446,154      (91,225)       (856,753)     (226,647)     (1,790,777)
                  -----------------------------------------------------------------------------------------------------------------
                   1,913,481   $ 35,327,410      920,758   $  13,397,162     (630,817)  $  (5,104,760)   (1,443,869)  $ (10,938,732)

                                      Strategic Value Series                                  Technology Series
                     -----------------------------------------------------   ------------------------------------------------------
                          Six months ended             Year ended               Six months ended               Year ended
                             6/30/06                    12/31/05                     6/30/06                    12/31/05
                     -------------------------   -------------------------   -------------------------   --------------------------
                     Shares        Amount        Shares        Amount        Shares        Amount         Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class         --     $       --           --     $        --        388,373   $   1,847,373       248,102   $   1,013,724
  Service Class       28,401        284,515       78,391         820,532       74,786         327,414        59,386         236,567
                  -----------------------------------------------------------------------------------------------------------------
                      28,401   $    284,515       78,391   $     820,532      463,159   $   2,174,787       307,488   $   1,250,291

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class           83   $        816           98   $         955         --     $        --            --     $        --
  Service Class       88,073        861,356      123,165       1,199,619         --              --            --              --
                  -----------------------------------------------------------------------------------------------------------------
                      88,156   $    862,172      123,263   $   1,200,574         --     $        --            --     $        --

Shares reacquired
  Initial Class         --     $       --           --     $        --       (830,406)  $  (3,979,889)   (1,484,357)  $  (5,967,365)
  Service Class     (174,218)    (1,764,903)    (161,095)     (1,668,599)    (100,421)       (459,494)     (167,371)       (656,295)
                  -----------------------------------------------------------------------------------------------------------------
                    (174,218)  $ (1,764,903)    (161,095)  $  (1,668,599)    (930,827)  $  (4,439,383)   (1,651,728)  $  (6,623,660)

Net change
  Initial Class           83   $        815           98   $         955     (442,033)  $  (2,132,516)   (1,236,255)  $  (4,953,641)
  Service Class      (57,744)      (619,031)      40,461         351,552      (25,635)       (132,080)     (107,985)       (419,728)
                  -----------------------------------------------------------------------------------------------------------------
                     (57,661)  $   (618,216)      40,559   $     352,507     (467,668)  $  (2,264,596)   (1,344,240)  $  (5,373,369)

                                           Value Series
                     -----------------------------------------------------
                          Six months ended             Year ended
                             6/30/06                    12/31/05
                     -------------------------   -------------------------
                     Shares        Amount        Shares        Amount
Shares sold
  Initial Class       97,473   $  1,646,221      415,889   $   6,481,877
  Service Class      182,760      3,085,675      645,416      10,088,938
                  ------------------------------------------------------
                     280,233   $  4,731,896    1,061,305   $  16,570,815

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class      992,201   $ 16,748,354      304,923   $   4,634,835
  Service Class      390,389      6,562,441       96,057       1,454,306
                  ------------------------------------------------------
                   1,382,590   $ 23,310,795      400,980   $   6,089,141

Shares reacquired
  Initial Class   (2,138,916)  $(35,890,023)  (2,991,207)  $ (47,182,709)
  Service Class     (626,675)   (10,510,555)    (660,956)    (10,355,285)
                  ------------------------------------------------------
                  (2,765,591)  $(46,400,578)  (3,652,163)  $ (57,537,994)

Net change
  Initial Class   (1,049,242)  $(17,495,448)  (2,270,395)  $ (36,065,997)
  Service Class      (53,526)      (862,439)      80,517       1,187,959
                  ------------------------------------------------------
                  (1,102,768)  $ (18,357,887) (2,189,878)  $ (34,878,038)

(6) LINE OF CREDIT
Each series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each series, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each series for the six months ended June 30, 2006 is included in miscellaneous expense on the Statements of Operations and is as follows for each series:

                                                                   Commitment
                                                                       Fee
-----------------------------------------------------------------------------
Capital Opportunities Series .................................       $1,135
Core Equity Series ...........................................          515
International Growth Series ..................................          834
Massachusetts Investors Growth Stock Series ..................        2,641
Mid Cap Value Series .........................................          144
New Discovery Series .........................................        1,873
Research International Series ................................        1,215
Strategic Growth Series ......................................          423
Strategic Value Series .......................................           57
Technology Series ............................................          133
Value Series .................................................        2,475

None of the series had any significant borrowings during the six months ended June 30, 2006.

MFS(R)/SUN LIFE SERIES TRUST

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS will be available on or before November 1, 2006 by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

Sun Life Financial Distributors Inc.

                                                            SUN-C-SEM-8/06 147M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS/SUN LIFE SERIES TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 23, 2006
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 23, 2006
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2006
      ---------------


* Print name and title of each signing officer under his or her signature.